Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 73.4%
Advertising — 3.9%
Trade Desk, Inc., Class A†	18,214	$ 1,406,485
Agriculture — 0.1%
Andersons, Inc.	288	13,291
Darling Ingredients, Inc.†	209	13,332
Vital Farms, Inc.†	354	4,245
		30,868
Airlines — 0.1%
Alaska Air Group, Inc.†	165	8,774
SkyWest, Inc.†	501	20,401
		29,175
Apparel — 0.2%
Crocs, Inc.†	453	50,935
Steven Madden, Ltd.	377	12,324
		63,259
Auto Manufacturers — 2.5%
Tesla, Inc.†	3,450	903,106
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Holdings, Inc.†	3,215	26,588
Lear Corp.	55	7,895
Visteon Corp.†	94	13,500
XPEL, Inc.†	136	11,454
		59,437
Banks — 1.4%
Ameris Bancorp	473	16,181
Bancorp, Inc.†	255	8,326
Bank of N.T. Butterfield & Son, Ltd.	790	21,614
Banner Corp.	286	12,490
Business First Bancshares, Inc.	338	5,094
Byline Bancorp, Inc.	475	8,593
Capital City Bank Group, Inc.	279	8,549
Central Pacific Financial Corp.	159	2,498
Coastal Financial Corp.†	104	3,916
Columbia Banking System, Inc.	616	12,492
ConnectOne Bancorp, Inc.	1,711	28,385
Customers Bancorp, Inc.†	784	23,724
CVB Financial Corp.	895	11,886
Dime Community Bancshares, Inc.	112	1,975
Eastern Bankshares, Inc.	1,161	14,245
Enterprise Financial Services Corp.	410	16,031
Equity Bancshares, Inc., Class A	101	2,301
Financial Institutions, Inc.	42	661
First Bancorp	22	655
First BanCorp/Puerto Rico	2,516	30,746
First Bancshares, Inc.	45	1,163
First Citizens BancShares, Inc., Class A	9	11,551
First Commonwealth Financial Corp.	299	3,782
First Financial Corp.	104	3,377
First Foundation, Inc.	117	464
First Interstate BancSystem, Inc., Class A	152	3,624
First Merchants Corp.	427	12,054
First Mid Bancshares, Inc.	134	3,235
FNB Corp.	223	2,551
Glacier Bancorp, Inc.	162	5,050
Heritage Commerce Corp.	606	5,018
Mercantile Bank Corp.	39	1,077
Merchants Bancorp	466	11,920
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mid Penn Bancorp, Inc.	40	$ 883
MidWestOne Financial Group, Inc.	63	1,346
MVB Financial Corp.	18	379
OFG Bancorp	940	24,515
Old National Bancorp	1,275	17,773
Old Second Bancorp, Inc.	751	9,808
Pathward Financial, Inc.	228	10,570
Peapack-Gladstone Financial Corp.	225	6,093
Peoples Bancorp, Inc.	64	1,699
Pinnacle Financial Partners, Inc.	137	7,761
Popular, Inc.	444	26,871
Premier Financial Corp.	28	449
QCR Holdings, Inc.	218	8,945
Seacoast Banking Corp. of Florida	195	4,310
South Plains Financial, Inc.	22	495
Southside Bancshares, Inc.	95	2,485
SouthState Corp.	353	23,227
Towne Bank	181	4,206
TriCo Bancshares	287	9,528
United Community Banks, Inc.	181	4,523
Univest Financial Corp.	72	1,302
Veritex Holdings, Inc.	494	8,857
Wintrust Financial Corp.	361	26,216
		497,469
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	17	10,812
Primo Water Corp.	1,311	16,440
		27,252
Biotechnology — 6.1%
2seventy bio, Inc.†	923	9,341
ACADIA Pharmaceuticals, Inc.†	314	7,520
Allogene Therapeutics, Inc.†	1,555	7,728
Amicus Therapeutics, Inc.†	2,827	35,507
Arrowhead Pharmaceuticals, Inc.†	297	10,591
Atara Biotherapeutics, Inc.†	1,834	2,953
Axsome Therapeutics, Inc.†	385	27,666
Beam Therapeutics, Inc.†	177	5,652
Biohaven, Ltd.†	42	1,005
Bluebird Bio, Inc.†	96	316
Blueprint Medicines Corp.†	158	9,986
Bridgebio Pharma, Inc.†	166	2,855
Chinook Therapeutics, Inc.†	37	1,421
Decibel Therapeutics, Inc.†	11	42
Esperion Therapeutics, Inc.†	69	96
Fate Therapeutics, Inc.†	2,715	12,923
Illumina, Inc.†	4,652	872,203
Immunovant, Inc.†	1,111	21,076
Inhibrx, Inc.†	987	25,622
Insmed, Inc.†	218	4,600
Intellia Therapeutics, Inc.†	301	12,275
Kymera Therapeutics, Inc.†	455	10,460
MeiraGTx Holdings PLC†	14	94
NGM Biopharmaceuticals, Inc.†	117	303
OmniAb, Inc. (Earnout Shares 12.50)†(1)	56	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	56	0
Point Biopharma Global, Inc.†	1,783	16,154
Prothena Corp. PLC†	341	23,283
PTC Therapeutics, Inc.†	289	11,754
Relay Therapeutics, Inc.†	1,089	13,678

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Replimune Group, Inc.†	758	$ 17,601
REVOLUTION Medicines, Inc.†	1,033	27,633
Royalty Pharma PLC, Class A	27,711	851,836
Sage Therapeutics, Inc.†	366	17,209
Sana Biotechnology, Inc.†	8	48
SpringWorks Therapeutics, Inc.†	689	18,066
Sutro Biopharma, Inc.†	82	381
Syndax Pharmaceuticals, Inc.†	889	18,607
Travere Therapeutics, Inc.†	1,016	15,606
Twist Bioscience Corp.†	339	6,936
Tyra Biosciences, Inc.†	1,268	21,594
Vericel Corp.†	247	9,280
Xencor, Inc.†	1,344	33,560
		2,185,461
Building Materials — 0.2%
Apogee Enterprises, Inc.	140	6,646
Boise Cascade Co.	163	14,727
Gibraltar Industries, Inc.†	142	8,935
JELD-WEN Holding, Inc.†	264	4,630
Louisiana-Pacific Corp.	102	7,648
Summit Materials, Inc., Class A†	96	3,633
UFP Industries, Inc.	473	45,905
		92,124
Chemicals — 0.4%
AdvanSix, Inc.	219	7,661
Avient Corp.	340	13,906
Cabot Corp.	323	21,605
Ecovyst, Inc.†	196	2,246
H.B. Fuller Co.	225	16,090
Ingevity Corp.†	228	13,261
Livent Corp.†	215	5,897
Minerals Technologies, Inc.	82	4,731
Orion Engineered Carbons SA	1,633	34,652
Tronox Holdings PLC	751	9,545
		129,594
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	104	17,094
Arch Resources, Inc.	94	10,599
CONSOL Energy, Inc.	41	2,780
Peabody Energy Corp.	118	2,556
SunCoke Energy, Inc.	272	2,141
		35,170
Commercial Services — 5.0%
Aaron's Co., Inc.	481	6,801
ABM Industries, Inc.	1,187	50,626
Adyen NV*†	550	952,938
AMN Healthcare Services, Inc.†	115	12,549
API Group Corp.†	1,429	38,955
Block, Inc.†	4,614	307,154
Brink's Co.	225	15,262
CBIZ, Inc.†	431	22,964
Cross Country Healthcare, Inc.†	448	12,580
EVERTEC, Inc.	668	24,602
Flywire Corp.†	717	22,256
Heidrick & Struggles International, Inc.	307	8,126
Herc Holdings, Inc.	146	19,980
Information Services Group, Inc.	3,860	20,690
John Wiley & Sons, Inc., Class A	251	8,542
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Kforce, Inc.	266	$ 16,668
LiveRamp Holdings, Inc.†	1,014	28,960
Medifast, Inc.	214	19,722
PROG Holdings, Inc.†	537	17,248
Progyny, Inc.†	1,098	43,195
Remitly Global, Inc.†	275	5,175
Repay Holdings Corp.†	2,197	17,202
Riot Platforms, Inc.†	1,252	14,799
TriNet Group, Inc.†	420	39,887
TrueBlue, Inc.†	667	11,813
Upbound Group, Inc.	856	26,647
V2X, Inc.†	481	23,838
		1,789,179
Computers — 0.4%
CACI International, Inc., Class A†	93	31,698
Insight Enterprises, Inc.†	15	2,195
Integral Ad Science Holding Corp.†	471	8,469
KBR, Inc.	384	24,983
Qualys, Inc.†	196	25,317
Rapid7, Inc.†	497	22,504
Super Micro Computer, Inc.†	138	34,397
		149,563
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	454	51,860
Edgewell Personal Care Co.	624	25,778
		77,638
Distribution/Wholesale — 0.4%
MRC Global, Inc.†	1,425	14,350
Resideo Technologies, Inc.†	343	6,057
Rush Enterprises, Inc., Class A	577	35,047
ScanSource, Inc.†	230	6,799
Titan Machinery, Inc.†	247	7,286
Veritiv Corp.	130	16,329
WESCO International, Inc.	294	52,644
		138,512
Diversified Financial Services — 2.1%
AssetMark Financial Holdings, Inc.†	175	5,191
Avantax, Inc.†	464	10,384
Enova International, Inc.†	737	39,149
Federated Hermes, Inc.	331	11,866
Focus Financial Partners, Inc., Class A†	233	12,235
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42	1,050
Intercontinental Exchange, Inc.	4,338	490,541
International Money Express, Inc.†	1,841	45,160
Mr. Cooper Group, Inc.†	497	25,168
PennyMac Financial Services, Inc.	125	8,789
Piper Sandler Cos.	111	14,348
PJT Partners, Inc., Class A	166	11,560
Radian Group, Inc.	990	25,027
Stifel Financial Corp.	49	2,924
StoneX Group, Inc.†	114	9,471
Victory Capital Holdings, Inc., Class A	870	27,440
Virtus Investment Partners, Inc.	17	3,357
		743,660
Electric — 0.3%
Clearway Energy, Inc., Class A	180	4,860
Clearway Energy, Inc., Class C	678	19,364

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
IDACORP, Inc.	160	$ 16,416
MGE Energy, Inc.	288	22,784
NorthWestern Corp.	161	9,138
Portland General Electric Co.	568	26,599
Unitil Corp.	369	18,712
		117,873
Electrical Components & Equipment — 0.2%
Belden, Inc.	224	21,425
Encore Wire Corp.	203	37,744
		59,169
Electronics — 0.4%
Allied Motion Technologies, Inc.	331	13,220
Atkore, Inc.†	408	63,624
Benchmark Electronics, Inc.	507	13,096
NEXTracker, Inc., Class A†	227	9,037
OSI Systems, Inc.†	333	39,237
		138,214
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	300	9,672
REX American Resources Corp.†	150	5,222
		14,894
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	330	54,186
IES Holdings, Inc.†	119	6,769
MasTec, Inc.†	307	36,217
MYR Group, Inc.†	394	54,506
Primoris Services Corp.	493	15,021
Sterling Infrastructure, Inc.†	449	25,054
		191,753
Entertainment — 0.2%
Everi Holdings, Inc.†	970	14,026
Lions Gate Entertainment Corp., Class A†	968	8,548
Marriott Vacations Worldwide Corp.	176	21,599
SeaWorld Entertainment, Inc.†	822	46,040
		90,213
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	393	14,851
Tetra Tech, Inc.	225	36,842
		51,693
Food — 0.3%
Hostess Brands, Inc.†	1,012	25,624
John B. Sanfilippo & Son, Inc.	173	20,287
SpartanNash Co.	373	8,396
Sprouts Farmers Market, Inc.†	586	21,524
United Natural Foods, Inc.†	1,267	24,770
		100,601
Gas — 0.1%
Chesapeake Utilities Corp.	130	15,470
New Jersey Resources Corp.	285	13,452
Northwest Natural Holding Co.	218	9,385
ONE Gas, Inc.	230	17,666
		55,973
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	169	$ 2,405
Healthcare-Products — 0.8%
Adaptive Biotechnologies Corp.†	114	765
Alphatec Holdings, Inc.†	772	13,881
AngioDynamics, Inc.†	1,155	12,047
AtriCure, Inc.†	757	37,365
Axonics, Inc.†	134	6,763
Inari Medical, Inc.†	212	12,326
Inmode, Ltd.†	400	14,940
Inspire Medical Systems, Inc.†	219	71,096
Lantheus Holdings, Inc.†	149	12,504
Merit Medical Systems, Inc.†	329	27,517
Natera, Inc.†	165	8,029
OmniAb, Inc.†	620	3,119
Omnicell, Inc.†	181	13,334
Quanterix Corp.†	214	4,826
Shockwave Medical, Inc.†	81	23,118
SI-BONE, Inc.†	490	13,220
Treace Medical Concepts, Inc.†	391	10,002
		284,852
Healthcare-Services — 0.4%
Fulgent Genetics, Inc.†	244	9,035
HealthEquity, Inc.†	534	33,717
Medpace Holdings, Inc.†	151	36,266
National HealthCare Corp.	330	20,401
OPKO Health, Inc.†	3,722	8,077
Surgery Partners, Inc.†	184	8,278
Tenet Healthcare Corp.†	167	13,590
		129,364
Home Builders — 0.4%
Forestar Group, Inc.†	297	6,697
Landsea Homes Corp.†	1,381	12,899
LGI Homes, Inc.†	109	14,703
Meritage Homes Corp.	231	32,864
Skyline Champion Corp.†	120	7,854
Taylor Morrison Home Corp.†	1,267	61,792
Tri Pointe Homes, Inc.†	671	22,049
		158,858
Home Furnishings — 0.3%
MillerKnoll, Inc.	1,420	20,987
Sonos, Inc.†	3,602	58,821
Xperi, Inc.†	1,193	15,688
		95,496
Household Products/Wares — 0.1%
Central Garden & Pet Co., Class A†	844	30,772
Insurance — 0.4%
American Equity Investment Life Holding Co.†	237	12,350
BRP Group, Inc., Class A†	251	6,220
Employers Holdings, Inc.	83	3,105
Essent Group, Ltd.	662	30,982
Jackson Financial, Inc., Class A	620	18,978
James River Group Holdings, Ltd.	264	4,821
Kinsale Capital Group, Inc.	10	3,742
NMI Holdings, Inc., Class A†	507	13,091
Palomar Holdings, Inc.†	189	10,969

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RLI Corp.	180	$ 24,565
Skyward Specialty Insurance Group, Inc.†	191	4,851
		133,674
Internet — 20.4%
Airbnb, Inc., Class A†	3,995	511,999
Amazon.com, Inc.†	5,742	748,527
Chewy, Inc., Class A†	16,502	651,334
DoorDash, Inc., Class A†	15,273	1,167,163
Magnite, Inc.†	659	8,996
MercadoLibre, Inc.†	390	461,994
Meta Platforms, Inc., Class A†	1,991	571,377
OptimizeRx Corp.†	372	5,316
Perficient, Inc.†	166	13,833
Q2 Holdings, Inc.†	238	7,354
QuinStreet, Inc.†	575	5,077
Shopify, Inc., Class A†	22,637	1,462,350
Shutterstock, Inc.	347	16,889
Squarespace, Inc., Class A†	430	13,562
Uber Technologies, Inc.†	39,331	1,697,919
Yelp, Inc.†	610	22,210
		7,365,900
Iron/Steel — 0.1%
ATI, Inc.†	108	4,777
Commercial Metals Co.	659	34,703
Schnitzer Steel Industries, Inc., Class A	142	4,258
		43,738
Leisure Time — 0.1%
Acushnet Holdings Corp.	494	27,012
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	747	26,631
Boyd Gaming Corp.	377	26,152
Hilton Grand Vacations, Inc.†	411	18,676
		71,459
Machinery-Construction & Mining — 0.1%
Argan, Inc.	446	17,577
Bloom Energy Corp., Class A†	314	5,134
Terex Corp.	86	5,145
		27,856
Machinery-Diversified — 0.1%
Albany International Corp., Class A	34	3,171
Watts Water Technologies, Inc., Class A	246	45,198
		48,369
Media — 0.1%
Gray Television, Inc.	500	3,940
Liberty Latin America, Ltd., Class C†	2,611	22,507
Thryv Holdings, Inc.†	519	12,767
		39,214
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	465	40,585
Olympic Steel, Inc.	46	2,254
Ryerson Holding Corp.	164	7,115
		49,954
Security Description	Shares or Principal Amount	Value

Mining — 0.1%
Arconic Corp.†	475	$ 14,051
Constellium SE†	762	13,106
		27,157
Miscellaneous Manufacturing — 0.1%
Fabrinet†	245	31,821
Oil & Gas — 0.7%
California Resources Corp.	202	9,149
Chord Energy Corp.	110	16,918
CNX Resources Corp.†	320	5,670
CVR Energy, Inc.	266	7,969
Delek US Holdings, Inc.	447	10,706
Helmerich & Payne, Inc.	78	2,765
Magnolia Oil & Gas Corp., Class A	132	2,759
Matador Resources Co.	572	29,927
Murphy Oil Corp.	530	20,299
Noble Corp. PLC†	179	7,394
Ovintiv, Inc.	790	30,075
Patterson-UTI Energy, Inc.	931	11,144
PBF Energy, Inc., Class A	308	12,610
PDC Energy, Inc.	429	30,519
SM Energy Co.	955	30,207
Weatherford International PLC†	320	21,254
		249,365
Oil & Gas Services — 0.3%
ChampionX Corp.	853	26,477
Expro Group Holdings NV†	132	2,339
Liberty Energy, Inc.	1,940	25,938
NexTier Oilfield Solutions, Inc.†	2,010	17,970
NOW, Inc.†	2,841	29,433
Oceaneering International, Inc.†	353	6,601
Oil States International, Inc.†	709	5,296
Select Water Solutions, Inc.	874	7,079
		121,133
Packaging & Containers — 0.0%
Greif, Inc., Class A	88	6,062
O-I Glass, Inc.†	653	13,929
		19,991
Pharmaceuticals — 0.7%
Acelyrin, Inc.†	1,496	31,267
Aclaris Therapeutics, Inc.†	1,005	10,422
Alector, Inc.†	120	721
Alkermes PLC†	381	11,925
Amneal Pharmaceuticals, Inc.†	1,639	5,081
Arvinas, Inc.†	398	9,879
BellRing Brands, Inc.†	159	5,820
Catalyst Pharmaceuticals, Inc.†	712	9,569
Coherus Biosciences, Inc.†	408	1,742
Enanta Pharmaceuticals, Inc.†	332	7,105
Herbalife, Ltd.†	1,325	17,543
Kura Oncology, Inc.†	1,233	13,045
Longboard Pharmaceuticals, Inc.†	1,712	12,566
Madrigal Pharmaceuticals, Inc.†	113	26,103
Option Care Health, Inc.†	968	31,450
PMV Pharmaceuticals, Inc.†	924	5,784
Protagonist Therapeutics, Inc.†	489	13,506
Reata Pharmaceuticals, Inc., Class A†	311	31,710

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
USANA Health Sciences, Inc.†	282	$ 17,777
Y-mAbs Therapeutics, Inc.†	23	156
		263,171
REITS — 1.2%
Agree Realty Corp.	796	52,050
Apple Hospitality REIT, Inc.	1,701	25,702
Armada Hoffler Properties, Inc.	159	1,857
Blackstone Mtg. Trust, Inc., Class A	105	2,185
Brandywine Realty Trust	2,015	9,370
Broadstone Net Lease, Inc.	507	7,828
CareTrust REIT, Inc.	777	15,431
Community Healthcare Trust, Inc.	160	5,283
Corporate Office Properties Trust	471	11,186
DiamondRock Hospitality Co.	996	7,978
Dynex Capital, Inc.	132	1,662
Ellington Financial, Inc.	154	2,125
Equity Commonwealth	142	2,877
Essential Properties Realty Trust, Inc.	257	6,050
First Industrial Realty Trust, Inc.	123	6,475
Global Medical REIT, Inc.	154	1,406
Innovative Industrial Properties, Inc.	73	5,330
Kite Realty Group Trust	774	17,291
KKR Real Estate Finance Trust, Inc.	175	2,130
Ladder Capital Corp.	342	3,711
LXP Industrial Trust	790	7,702
MFA Financial, Inc.	2,449	27,527
National Storage Affiliates Trust	203	7,070
PennyMac Mtg. Investment Trust	525	7,077
Phillips Edison & Co., Inc.	621	21,164
Physicians Realty Trust	1,487	20,803
Piedmont Office Realty Trust, Inc., Class A	805	5,852
Plymouth Industrial REIT, Inc.	283	6,515
PotlatchDeltic Corp.	394	20,823
Retail Opportunity Investments Corp.	894	12,078
RLJ Lodging Trust	1,543	15,847
RPT Realty	500	5,225
Ryman Hospitality Properties, Inc.	340	31,593
SITE Centers Corp.	963	12,731
STAG Industrial, Inc.	495	17,760
Terreno Realty Corp.	187	11,239
UMH Properties, Inc.	358	5,721
Xenia Hotels & Resorts, Inc.	86	1,059
		425,713
Retail — 2.5%
Abercrombie & Fitch Co., Class A†	734	27,657
Asbury Automotive Group, Inc.†	95	22,840
Beacon Roofing Supply, Inc.†	727	60,327
BJ's Wholesale Club Holdings, Inc.†	553	34,845
Bloomin' Brands, Inc.	804	21,620
BlueLinx Holdings, Inc.†	121	11,347
Boot Barn Holdings, Inc.†	328	27,778
Cava Group, Inc.†	605	24,775
Dine Brands Global, Inc.	129	7,486
FirstCash Holdings, Inc.	213	19,879
Floor & Decor Holdings, Inc., Class A†	4,808	499,840
GMS, Inc.†	724	50,101
Group 1 Automotive, Inc.	32	8,259
Lithia Motors, Inc.	29	8,819
ODP Corp.†	442	20,694
Security Description	Shares or Principal Amount	Value

Retail (continued)
Signet Jewelers, Ltd.	400	$ 26,104
Wingstop, Inc.	82	16,413
		888,784
Savings & Loans — 0.2%
Axos Financial, Inc.†	394	15,539
Banc of California, Inc.	150	1,737
HomeTrust Bancshares, Inc.	135	2,820
OceanFirst Financial Corp.	2,175	33,974
Washington Federal, Inc.	394	10,449
		64,519
Semiconductors — 1.3%
ACM Research, Inc., Class A†	1,048	13,708
Ambarella, Inc.†	65	5,439
ASML Holding NV	266	192,783
Axcelis Technologies, Inc.†	264	48,399
Cirrus Logic, Inc.†	89	7,210
Cohu, Inc.†	534	22,193
MACOM Technology Solutions Holdings, Inc.†	398	26,081
MaxLinear, Inc.†	197	6,217
Onto Innovation, Inc.†	93	10,832
Power Integrations, Inc.	199	18,839
Rambus, Inc.†	568	36,449
Semtech Corp.†	821	20,903
Silicon Laboratories, Inc.†	53	8,360
SMART Global Holdings, Inc.†	732	21,235
Ultra Clean Holdings, Inc.†	300	11,538
Veeco Instruments, Inc.†	505	12,968
		463,154
Software — 16.6%
Adeia, Inc.	881	9,700
Asana, Inc., Class A†	875	19,285
AvePoint, Inc.†	4,234	24,388
Avid Technology, Inc.†	675	17,213
Bill.com Holdings, Inc.†	5,442	635,898
Blackline, Inc.†	314	16,899
Box, Inc., Class A†	1,364	40,074
Braze, Inc.†	341	14,932
C3.ai, Inc., Class A†	169	6,157
Clear Secure, Inc., Class A	771	17,864
Cloudflare, Inc., Class A†	20,548	1,343,223
CommVault Systems, Inc.†	358	25,998
Datadog, Inc., Class A†	5,364	527,710
Donnelley Financial Solutions, Inc.†	745	33,920
Duolingo, Inc.†	93	13,293
eGain Corp.†	2,067	15,482
Envestnet, Inc.†	266	15,787
Health Catalyst, Inc.†	2,793	34,912
MicroStrategy, Inc., Class A†	10	3,424
Olo, Inc., Class A†	2,013	13,004
PDF Solutions, Inc.†	189	8,524
ROBLOX Corp., Class A†	24,453	985,456
Snowflake, Inc., Class A†	7,543	1,327,417
Sprout Social, Inc., Class A†	198	9,140
SPS Commerce, Inc.†	165	31,690
Veeva Systems, Inc., Class A†	1,446	285,918
Veradigm, Inc.†	1,027	12,940
Workiva, Inc.†	346	35,174

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ZoomInfo Technologies, Inc.†	18,175	$ 461,463
Zuora, Inc., Class A†	541	5,935
		5,992,820
Telecommunications — 0.2%
Aviat Networks, Inc.†	295	9,844
Calix, Inc.†	526	26,253
EchoStar Corp., Class A†	757	13,126
Extreme Networks, Inc.†	334	8,701
Gogo, Inc.†	355	6,038
Iridium Communications, Inc.	143	8,883
Ooma, Inc.†	1,114	16,677
		89,522
Transportation — 0.3%
ArcBest Corp.	392	38,729
Dorian LPG, Ltd.	280	7,182
Eagle Bulk Shipping, Inc.	74	3,555
Forward Air Corp.	67	7,109
Hub Group, Inc., Class A†	425	34,136
Matson, Inc.	205	15,935
Radiant Logistics, Inc.†	1,046	7,029
Safe Bulkers, Inc.	864	2,817
Teekay Tankers, Ltd., Class A	268	10,246
		126,738
Water — 0.1%
American States Water Co.	231	20,097
Total Common Stocks (cost $24,463,957)		26,471,243
CORPORATE BONDS & NOTES — 9.1%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	13,950
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	10,000	9,878
5.15%, 05/01/2030	6,000	5,942
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	3,937
Raytheon Technologies Corp.
5.15%, 02/27/2033	10,000	10,137
		29,894
Agriculture — 0.2%
BAT Capital Corp.
4.74%, 03/16/2032	5,000	4,559
BAT International Finance PLC
4.45%, 03/16/2028	5,000	4,719
Cargill, Inc.
4.00%, 06/22/2032*	7,000	6,472
Philip Morris International, Inc.
4.88%, 02/15/2028	15,000	14,771
5.13%, 11/17/2027 to 02/15/2030	35,000	34,892
5.38%, 02/15/2033	5,000	4,989
5.63%, 11/17/2029	5,000	5,095
		75,497
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	14,003
Security Description	Shares or Principal Amount	Value

Apparel (continued)
William Carter Co.
5.63%, 03/15/2027*	$ 30,000	$ 29,110
		43,113
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	7,867
General Motors Financial Co., Inc.
3.60%, 06/21/2030	6,000	5,184
		13,051
Banks — 1.1%
Bank of America Corp.
2.57%, 10/20/2032	5,000	4,073
2.59%, 04/29/2031	25,000	20,988
2.69%, 04/22/2032	25,000	20,719
3.19%, 07/23/2030	18,000	15,865
5.02%, 07/22/2033	10,000	9,782
5.20%, 04/25/2029	10,000	9,891
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,368
6.17%, 05/25/2034	10,000	10,087
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	20,000	16,402
3.81%, 04/23/2029	35,000	32,490
Huntington Bancshares, Inc.
4.44%, 08/04/2028	20,000	18,580
JPMorgan Chase & Co.
3.51%, 01/23/2029	24,000	22,185
3.70%, 05/06/2030	25,000	22,911
4.01%, 04/23/2029	16,000	15,063
M&T Bank Corp.
5.05%, 01/27/2034	30,000	27,400
Macquarie Group, Ltd.
5.11%, 08/09/2026*	20,000	19,709
Morgan Stanley
1.79%, 02/13/2032	5,000	3,878
2.24%, 07/21/2032	15,000	11,922
2.48%, 01/21/2028	15,000	13,537
4.21%, 04/20/2028	20,000	19,213
4.43%, 01/23/2030	5,000	4,757
5.16%, 04/20/2029	10,000	9,878
Wells Fargo & Co.
2.57%, 02/11/2031	5,000	4,233
3.00%, 10/23/2026	24,000	22,278
3.35%, 03/02/2033	7,000	5,991
4.81%, 07/25/2028	20,000	19,548
4.90%, 07/25/2033	5,000	4,796
5.39%, 04/24/2034	10,000	9,936
		405,480
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	15,000	15,019
5.75%, 03/02/2063	5,000	5,072
CSL Finance PLC
4.05%, 04/27/2029*	6,000	5,693
Royalty Pharma PLC
2.15%, 09/02/2031	15,000	11,758
3.30%, 09/02/2040	5,000	3,560
		41,102

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	$ 20,000	$ 18,700
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	17,322
4.75%, 01/15/2028*	10,000	9,313
		45,335
Chemicals — 0.1%
Celanese US Holdings LLC
6.05%, 03/15/2025	15,000	14,939
6.17%, 07/15/2027	10,000	9,948
		24,887
Commercial Services — 0.2%
Gartner, Inc.
4.50%, 07/01/2028*	10,000	9,342
Global Payments, Inc.
4.95%, 08/15/2027	10,000	9,743
Howard University
2.80%, 10/01/2030	10,000	8,371
2.90%, 10/01/2031	5,000	4,107
Service Corp. International
3.38%, 08/15/2030	25,000	20,907
5.13%, 06/01/2029	15,000	14,133
United Rentals North America, Inc.
4.00%, 07/15/2030	15,000	13,285
5.50%, 05/15/2027	5,000	4,921
		84,809
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	30,000	27,134
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053*	5,000	5,103
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028*	5,000	4,984
Diversified Financial Services — 0.5%
American Express Co.
5.04%, 05/01/2034	5,000	4,891
Capital One Financial Corp.
1.88%, 11/02/2027	22,000	18,846
3.27%, 03/01/2030	5,000	4,245
5.25%, 07/26/2030	15,000	14,141
5.47%, 02/01/2029	4,000	3,832
5.82%, 02/01/2034	5,000	4,770
6.31%, 06/08/2029	10,000	9,933
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	42,965
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	25,000	20,922
4.35%, 06/15/2029	5,000	4,890
Nasdaq, Inc.
5.35%, 06/28/2028	5,000	5,007
5.55%, 02/15/2034	5,000	5,020
Navient Corp.
7.25%, 09/25/2023	11,000	11,000
OneMain Finance Corp.
6.13%, 03/15/2024	5,000	4,983
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/2031	$ 5,000	$ 3,630
4.88%, 06/13/2025	15,000	14,253
7.25%, 02/02/2033	5,000	4,503
		177,831
Electric — 1.3%
AES Corp.
3.30%, 07/15/2025*	10,000	9,443
Alabama Power Co.
3.45%, 10/01/2049	15,000	10,969
4.15%, 08/15/2044	5,000	4,167
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	4,000	3,102
4.60%, 05/01/2053	5,000	4,284
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,241
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,466
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,472
5.38%, 11/15/2032	23,000	23,079
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,243
Duke Energy Corp.
2.55%, 06/15/2031	20,000	16,480
4.30%, 03/15/2028	5,000	4,803
4.50%, 08/15/2032	10,000	9,428
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	6,386
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,882
4.00%, 04/01/2052	5,000	4,048
4.38%, 03/30/2044	10,000	8,665
Edison International
6.95%, 11/15/2029	15,000	15,778
Emera, Inc.
6.75%, 06/15/2076	13,000	12,571
Evergy, Inc.
2.45%, 09/15/2024	5,000	4,790
2.90%, 09/15/2029	6,000	5,235
Eversource Energy
3.38%, 03/01/2032	8,000	6,973
4.60%, 07/01/2027	10,000	9,749
5.13%, 05/15/2033	10,000	9,855
Florida Power & Light Co.
5.10%, 04/01/2033	5,000	5,074
Georgia Power Co.
4.70%, 05/15/2032	5,000	4,833
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	4,000	3,867
Kentucky Utilities Co.
5.45%, 04/15/2033	5,000	5,092
Louisville Gas & Electric Co.
5.45%, 04/15/2033	2,000	2,037
National Grid PLC
5.60%, 06/12/2028	5,000	5,021
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	2,000	1,977
5.80%, 01/15/2033	10,000	10,456

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	$ 18,000	$ 17,600
5.00%, 02/28/2030 to 07/15/2032	10,000	9,875
NRG Energy, Inc.
2.45%, 12/02/2027*	5,000	4,214
Oglethorpe Power Corp.
4.50%, 04/01/2047	5,000	4,130
Pacific Gas & Electric Co.
2.50%, 02/01/2031	13,000	10,177
4.55%, 07/01/2030	10,000	9,050
4.95%, 07/01/2050	19,000	14,923
5.25%, 03/01/2052	5,000	4,061
5.90%, 06/15/2032	15,000	14,436
6.10%, 01/15/2029	5,000	4,920
6.15%, 01/15/2033	10,000	9,780
6.40%, 06/15/2033	15,000	14,918
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,633
Puget Energy, Inc.
3.65%, 05/15/2025	2,000	1,912
4.10%, 06/15/2030	7,000	6,373
Sempra Energy
3.40%, 02/01/2028	7,000	6,443
3.70%, 04/01/2029	4,000	3,653
5.40%, 08/01/2026	5,000	4,976
Southern California Edison Co.
2.85%, 08/01/2029	4,000	3,495
5.30%, 03/01/2028	5,000	4,999
5.85%, 11/01/2027	5,000	5,113
Southern Co.
2.95%, 07/01/2023	5,000	5,000
3.25%, 07/01/2026	10,000	9,406
5.20%, 06/15/2033	5,000	4,959
Southwestern Electric Power Co.
5.30%, 04/01/2033	20,000	19,740
Virginia Electric & Power Co.
5.00%, 04/01/2033	5,000	4,942
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	17,707
4.60%, 06/01/2032	3,000	2,833
		452,734
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	10,000	9,790
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,000	1,686
5.14%, 03/15/2052	17,000	13,842
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	21,565
		37,093
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	28,726
Food — 0.0%
Conagra Brands, Inc.
4.85%, 11/01/2028	10,000	9,752
Security Description	Shares or Principal Amount	Value

Food (continued)
Kellogg Co.
3.40%, 11/15/2027	$ 7,000	$ 6,554
		16,306
Gas — 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	20,000	19,173
KeySpan Gas East Corp.
5.99%, 03/06/2033*	7,000	7,055
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,409
3.60%, 05/01/2030	12,000	10,807
5.25%, 03/30/2028	10,000	9,992
5.40%, 06/30/2033	5,000	5,003
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/2033	5,000	4,988
Southern California Gas Co.
5.20%, 06/01/2033	7,000	6,907
		73,334
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	10,000	9,927
6.30%, 02/15/2030*	10,000	9,970
		19,897
Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	18,539
Hologic, Inc.
4.63%, 02/01/2028*	15,000	14,108
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,425
		42,072
Healthcare-Services — 0.3%
Centene Corp.
2.45%, 07/15/2028	5,000	4,274
3.38%, 02/15/2030	10,000	8,594
4.63%, 12/15/2029	30,000	27,613
Humana, Inc.
3.70%, 03/23/2029	16,000	14,654
Kaiser Foundation Hospitals
3.00%, 06/01/2051	7,000	4,900
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,429
3.50%, 08/15/2039	2,000	1,677
4.00%, 05/15/2029	5,000	4,778
5.25%, 02/15/2028	3,000	3,059
5.35%, 02/15/2033	10,000	10,391
5.88%, 02/15/2053	5,000	5,554
		92,923
Home Builders — 0.0%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	15,000	14,504
Insurance — 0.2%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	5,036
Athene Global Funding
2.65%, 10/04/2031*	20,000	15,140
2.72%, 01/07/2029*	13,000	10,587

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	$ 21,000	$ 17,711
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,769
Unum Group
4.50%, 12/15/2049	5,000	3,838
Willis North America, Inc.
3.60%, 05/15/2024	5,000	4,878
4.65%, 06/15/2027	20,000	19,424
		80,383
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	20,000	19,587
6.75%, 09/30/2027*	5,000	4,986
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	24,700
Meta Platforms, Inc.
4.80%, 05/15/2030	5,000	5,004
		54,277
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	25,724
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	10,000	10,266
Vale Overseas, Ltd.
6.13%, 06/12/2033	10,000	10,018
		20,284
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	8,865
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	10,000	8,621
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	20,817
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	10,000	7,545
5.05%, 03/30/2029	5,000	4,768
5.13%, 07/01/2049	13,000	10,227
6.48%, 10/23/2045	7,000	6,581
Comcast Corp.
2.99%, 11/01/2063	3,000	1,901
3.25%, 11/01/2039	8,000	6,346
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,530
Discovery Communications LLC
3.63%, 05/15/2030	5,000	4,386
3.95%, 03/20/2028	15,000	13,946
4.00%, 09/15/2055	16,000	10,634
5.20%, 09/20/2047	5,000	4,092
5.30%, 05/15/2049	10,000	8,287
Security Description	Shares or Principal Amount	Value

Media (continued)
Paramount Global
4.20%, 05/19/2032	$ 5,000	$ 4,190
4.38%, 03/15/2043	10,000	7,055
4.95%, 01/15/2031	23,000	20,730
5.25%, 04/01/2044	5,000	3,797
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	30,000	26,857
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,740
5.88%, 11/15/2040	10,000	8,822
		181,251
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	4,269
5.88%, 04/15/2030*	10,000	9,522
6.13%, 04/15/2032*	5,000	4,765
Glencore Funding LLC
5.70%, 05/08/2033*	5,000	4,961
		23,517
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	20,000	17,137
3.57%, 12/01/2031	5,000	4,219
4.13%, 05/01/2025	5,000	4,815
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	17,016
		43,187
Oil & Gas — 0.6%
Apache Corp.
4.88%, 11/15/2027	10,000	9,250
BP Capital Markets America, Inc.
2.94%, 06/04/2051	8,000	5,459
4.81%, 02/13/2033	15,000	14,782
4.89%, 09/11/2033	5,000	4,948
ConocoPhillips Co.
4.03%, 03/15/2062	2,000	1,627
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,842
5.75%, 01/15/2031*	3,000	2,852
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	12,000	12,322
Ecopetrol SA
4.63%, 11/02/2031	25,000	19,299
8.63%, 01/19/2029	20,000	20,046
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	5,000	4,940
4.88%, 03/30/2026*	5,000	4,639
5.88%, 03/30/2031*	10,000	8,738
EQT Corp.
3.63%, 05/15/2031*	5,000	4,300
Equinor ASA
3.63%, 04/06/2040	10,000	8,387
Exxon Mobil Corp.
4.33%, 03/19/2050	3,000	2,718
Hess Corp.
7.13%, 03/15/2033	3,000	3,272
7.30%, 08/15/2031	3,000	3,290
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	19,100

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Marathon Oil Corp.
6.60%, 10/01/2037	$ 10,000	$ 9,970
Ovintiv, Inc.
6.25%, 07/15/2033	5,000	4,932
6.50%, 08/15/2034	5,000	5,011
7.38%, 11/01/2031	10,000	10,724
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,737
3.25%, 04/06/2050	5,000	3,719
Viper Energy Partners LP
5.38%, 11/01/2027*	15,000	14,396
		206,300
Packaging & Containers — 0.1%
Ball Corp.
4.00%, 11/15/2023	5,000	4,963
6.00%, 06/15/2029	30,000	29,775
		34,738
Pharmaceuticals — 0.1%
Cigna Group
1.25%, 03/15/2026	5,000	4,490
5.40%, 03/15/2033	5,000	5,088
CVS Health Corp.
4.13%, 04/01/2040	8,000	6,742
5.13%, 02/21/2030	5,000	4,966
		21,286
Pipelines — 0.4%
Cheniere Energy Partners LP
5.95%, 06/30/2033*	5,000	5,015
Enbridge, Inc.
5.70%, 03/08/2033	5,000	5,069
Energy Transfer LP
5.55%, 02/15/2028	10,000	9,972
6.13%, 12/15/2045	3,000	2,850
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	9,300
MPLX LP
4.95%, 09/01/2032	11,000	10,507
5.20%, 03/01/2047	3,000	2,631
ONEOK, Inc.
3.40%, 09/01/2029	12,000	10,463
5.20%, 07/15/2048	3,000	2,557
6.10%, 11/15/2032	5,000	5,087
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	10,000	8,873
4.90%, 02/15/2045	3,000	2,415
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	5,000	4,753
Targa Resources Corp.
4.20%, 02/01/2033	5,000	4,426
5.20%, 07/01/2027	10,000	9,818
6.13%, 03/15/2033	10,000	10,218
6.50%, 02/15/2053	5,000	5,106
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,000	1,729
TransCanada PipeLines, Ltd.
2.50%, 10/12/2031	5,000	4,033
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	$ 10,000	$ 8,888
Western Midstream Operating LP
4.75%, 08/15/2028	10,000	9,491
6.15%, 04/01/2033	5,000	5,039
Williams Cos., Inc.
4.65%, 08/15/2032	5,000	4,735
5.65%, 03/15/2033	5,000	5,066
		148,041
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,399
2.40%, 03/15/2025	10,000	9,416
3.65%, 03/15/2027	5,000	4,681
American Tower Trust #1
5.49%, 03/15/2028*	25,000	25,020
Crown Castle, Inc.
4.80%, 09/01/2028	15,000	14,551
5.00%, 01/11/2028	12,000	11,776
Crown Castle, Inc.
2.90%, 03/15/2027	5,000	4,575
EPR Properties
4.95%, 04/15/2028	15,000	13,400
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	8,000	6,916
5.30%, 01/15/2029	10,000	9,521
SBA Tower Trust
2.84%, 01/15/2025*	25,000	23,738
VICI Properties LP
4.95%, 02/15/2030	7,000	6,567
5.13%, 05/15/2032	12,000	11,228
		145,788
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	22,854
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,418
AutoZone, Inc.
4.75%, 08/01/2032	5,000	4,825
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	17,864
5.63%, 01/01/2030*	15,000	13,558
Gap, Inc.
3.63%, 10/01/2029*	27,000	19,078
3.88%, 10/01/2031*	23,000	15,744
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	11,000	10,595
		110,936
Semiconductors — 0.3%
Broadcom, Inc.
3.14%, 11/15/2035*	5,000	3,835
4.00%, 04/15/2029*	11,000	10,160
4.30%, 11/15/2032	5,000	4,586
Intel Corp.
3.05%, 08/12/2051	10,000	6,702
4.90%, 08/05/2052	5,000	4,615
5.90%, 02/10/2063	5,000	5,164

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Marvell Technology, Inc.
2.45%, 04/15/2028	$ 10,000	$ 8,731
2.95%, 04/15/2031	5,000	4,191
NVIDIA Corp.
3.50%, 04/01/2040	7,000	5,993
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	10,000	9,928
5.35%, 03/01/2026	6,000	5,959
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/2029	4,000	3,770
4.40%, 06/01/2027	15,000	14,500
Qorvo, Inc.
3.38%, 04/01/2031*	5,000	4,031
		92,165
Software — 0.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	30,000	26,850
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	18,348
MSCI, Inc.
3.63%, 11/01/2031*	5,000	4,268
3.88%, 02/15/2031*	5,000	4,333
4.00%, 11/15/2029*	5,000	4,525
Open Text Corp.
3.88%, 12/01/2029*	20,000	16,717
6.90%, 12/01/2027*	15,000	15,270
Oracle Corp.
2.30%, 03/25/2028	15,000	13,237
3.60%, 04/01/2040	5,000	3,868
3.85%, 04/01/2060	18,000	12,686
4.10%, 03/25/2061	3,000	2,214
4.90%, 02/06/2033	5,000	4,854
6.15%, 11/09/2029	10,000	10,416
SS&C Technologies, Inc.
5.50%, 09/30/2027*	20,000	19,147
		156,733
Telecommunications — 0.3%
AT&T, Inc.
2.55%, 12/01/2033	10,000	7,855
3.55%, 09/15/2055	14,000	9,801
3.65%, 06/01/2051	2,000	1,468
3.80%, 12/01/2057	7,000	5,068
5.40%, 02/15/2034	10,000	10,017
Nokia Oyj
4.38%, 06/12/2027	15,000	14,129
6.63%, 05/15/2039	5,000	4,781
Rogers Communications, Inc.
3.80%, 03/15/2032*	3,000	2,622
4.55%, 03/15/2052*	6,000	4,825
T-Mobile USA, Inc.
2.05%, 02/15/2028	11,000	9,538
2.40%, 03/15/2029	5,000	4,298
5.05%, 07/15/2033	5,000	4,910
Verizon Communications, Inc.
2.36%, 03/15/2032	5,000	4,021
2.55%, 03/21/2031	10,000	8,349
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
2.85%, 09/03/2041	$ 5,000	$ 3,556
4.27%, 01/15/2036	7,000	6,312
		101,550
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	25,000	23,854
4.00%, 07/15/2025*	5,000	4,783
4.40%, 07/01/2027*	20,000	18,877
		47,514
Total Corporate Bonds & Notes (cost $3,562,649)		3,290,709
ASSET BACKED SECURITIES — 1.7%
Auto Loan Receivables — 0.5%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	15,000	14,612
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	20,000	19,451
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	5,600	5,529
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	10,000	9,869
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	10,000	9,900
Series 2019-4A, Class D 2.58%, 09/15/2025*	12,651	12,453
Series 2020-1A, Class D 2.73%, 12/15/2025*	6,568	6,426
Series 2022-4A, Class B 4.57%, 01/15/2027	10,000	9,829
Series 2022-6A, Class B 6.03%, 08/16/2027	6,000	5,984
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,724
Series 2023-2, Class B 5.21%, 05/15/2028*	10,000	9,833
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028	20,000	20,258
Santander Drive Auto Receivables Trust
Series 2022-4, Class B 4.42%, 11/15/2027	15,000	14,604
Series 2023-1, Class B 4.98%, 02/15/2028	5,000	4,908
Series 2022-7, Class B 5.95%, 01/17/2028	15,000	14,933
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	10,000	9,607

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2019-3A, Class D 2.72%, 11/15/2024*	$ 1,632	$ 1,630
Series 2022-2A, Class B 4.31%, 09/15/2027*	10,000	9,769
		189,319
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.73%, (1 ML+1.58%), 10/25/2034	870	839
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.25%, (1 ML+0.10%), 02/25/2037	6,597	3,298
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	60,263	17,278
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.65%, (1 ML+0.50%), 11/25/2036	39,240	36,331
		57,746
Other Asset Backed Securities — 1.0%
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	5,000	4,914
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	10,000	10,009
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,750	45,221
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	5,000	4,944
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.28%, (1 ML+0.13%), 05/25/2037	14,521	10,822
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	37,430	30,730
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.42%, (3 ML+1.17%), 07/20/2032*	250,000	245,685
		352,325
Total Asset Backed Securities (cost $615,426)		599,390
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Commercial and Residential — 3.5%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(2)	42,119	36,523
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(3)	27,977	22,711
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	11,446	10,253
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	20,771	16,911
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	$ 24,536	$ 19,918
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	10,434	9,427
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	31,933
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(3)(4)	872,370	16,894
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(3)	10,000	9,487
Series 2022-C18, Class A4 5.44%, 12/15/2055(3)	10,000	10,160
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.57%, 02/25/2036(3)	8,167	7,127
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(3)(4)	113,109	1,823
Series 2018-B1, Class XA 0.68%, 01/15/2051(3)(4)	71,219	1,305
Series 2019-B10, Class XA 1.36%, 03/15/2062(3)(4)	105,371	5,201
Series 2020-B22, Class XA 1.63%, 01/15/2054(3)(4)	99,473	8,415
BPR Trust FRS
Series 2022-STAR, Class A 8.38%, (TSFR1M+3.23%), 08/15/2024*	10,000	9,912
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	10,298	9,558
BX Trust FRS
Series 2022-PSB, Class A 7.60%, (TSFR1M+2.45%), 08/15/2039*	8,926	8,901
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	50,000	47,161
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	47,464
Series 2014-GC21, Class A5 3.86%, 05/10/2047	20,000	19,617
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (1 Yr USTYCR+2.40%), 03/25/2036	4,146	3,856
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	11,402	8,715
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	33,317
Series 2014-CR21, Class A3 3.53%, 12/10/2047	38,215	36,648
Series 2014-UBS5, Class A4 3.84%, 09/10/2047	43,000	41,411
Series 2013-300P, Class A1 4.35%, 08/10/2030*	100,000	91,250

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	$ 3,668	$ 1,847
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	15,775	15,193
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(3)(4)	269,231	2,497
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	36,379
Series 2016-C1, Class ASB 3.04%, 05/10/2049	13,935	13,292
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 5.81%, 05/25/2035(3)	6,414	5,791
GS Mtg. Securities Corp. Trust
Series 2014-GC26, Class AAB 3.37%, 11/10/2047	11,425	11,180
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(3)(4)	979,748	14,397
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	31,000	28,657
Series 2014-GC20, Class A5 4.00%, 04/10/2047	40,000	39,413
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.57%, 03/25/2047(3)	2,268	1,468
Series 2006-AR1, Class 2A1 3.94%, 01/25/2036(3)	3,427	3,346
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.69%, (1 ML+0.27%), 05/25/2035	3,965	3,646
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	36,879
Series 2014-C19, Class A4 4.00%, 04/15/2047	45,506	44,724
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	27,126
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	9,052
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 4.20%, 12/25/2034(3)	1,350	1,318
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	11,119	10,739
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(3)(4)	$ 57,398	$ 494
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,187	2,130
MortgageIT Trust FRS
Series 2005-4, Class A1 5.71%, (1 ML+0.56%), 10/25/2035	5,556	5,412
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.90%, (1 ML+0.75%), 01/25/2048*	21,114	20,460
Series 2017-5A, Class A1 6.65%, (1 ML+1.50%), 06/25/2057*	15,184	15,039
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	31,869	28,199
Series 2017-1A, Class A1 4.00%, 02/25/2057*(3)	21,098	19,663
Series 2017-3A, Class A1 4.00%, 04/25/2057*(3)	23,113	21,737
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	18,921	17,289
Series 2017-6A, Class A1 4.00%, 08/27/2057*(3)	27,643	25,502
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.68%, 06/25/2036(3)	11,719	8,797
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	2,095	1,838
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 3.90%, 02/20/2047(3)	8,555	7,029
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	27,690
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	32,600	24,990
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(3)	19,268	18,090
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	20,221	19,109
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS1, Class ASB 2.93%, 05/15/2048	8,225	8,109
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	33,084
Series 2014-LC16, Class A5 3.82%, 08/15/2050	30,000	29,108
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(3)	2,262	1,979

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	$ 35,000	$ 34,073
Series 2014-C19, Class A5 4.10%, 03/15/2047	36,000	35,426
		1,278,089
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	37,816
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(3)(4)	99,564	3,553
Series K064, Class X1 0.74%, 03/25/2027(3)(4)	114,086	2,132
Series K114, Class X1 1.21%, 06/25/2030(3)(4)	99,476	6,127
Series K104, Class X1 1.25%, 01/25/2030(3)(4)	98,204	5,625
Federal Home Loan Mtg. Corp. REMIC
Series 4122, Class AB 1.50%, 10/15/2042	4,824	4,224
Series 4216, Class KQ 1.70%, 10/15/2039	2,215	2,143
Series 3964, Class MD 2.00%, 01/15/2041	70	66
Series 5170, Class DP 2.00%, 07/25/2050	20,647	17,216
Series 4961, Class JB 2.50%, 12/15/2042	8,968	7,997
Series 3883, Class PB 3.00%, 05/15/2041	2,834	2,625
Series 1577, Class PK 6.50%, 09/15/2023	5	5
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,266	3,868
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.97%, (SOFR30A+2.90%), 04/25/2042*	10,000	9,984
Series 2022-DNA6, Class M1B 8.77%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,313
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2023-DNA2, Class M1B 8.32%, (SOFR30A+3.25%), 04/25/2043*	10,000	10,037
Series 2023-HQA2, Class M1B 8.42%, (SOFR30A+3.35%), 06/25/2043*	10,000	10,100
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.30%, (1 ML+2.15%), 09/25/2031*	$ 151	$ 152
Series 2019-HRP1, Class M2 7.30%, (1 ML+2.15%), 11/25/2039*	3,117	3,125
Series 2023-R05, Class 1M2 8.17%, (SOFR30A+3.10%), 06/25/2043*	10,000	10,013
Series 2017-C01, Class 1M2 8.70%, (1 ML+3.55%), 07/25/2029	4,057	4,199
Series 2016-C07, Class 2M2 9.50%, (1 ML+4.35%), 05/25/2029	6,990	7,340
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	2,713	2,578
Series 2013-16, Class A 1.75%, 01/25/2040	2,592	2,478
Series 2011-117, Class MA 2.00%, 08/25/2040	501	482
Series 2012-21, Class PQ 2.00%, 09/25/2041	1,753	1,574
Series 2012-18, Class GA 2.00%, 12/25/2041	3,115	2,772
Series 2015-5, Class EP 2.00%, 06/25/2043	6,094	5,502
Series 2016-11, Class GA 2.50%, 03/25/2046	4,181	3,768
Series 2019-54, Class KC 2.50%, 09/25/2049	15,210	13,694
Series 2015-48, Class QB 3.00%, 02/25/2043	3,632	3,410
Series 2016-38, Class NA 3.00%, 01/25/2046	1,673	1,522
Series 2017-16, Class PB 3.00%, 03/25/2047	10,000	8,576
Series 2017-34, Class JK 3.00%, 05/25/2047	1,798	1,682
Series 2019-45, Class PT 3.00%, 08/25/2049	6,076	5,466
Series 2012-52, Class PA 3.50%, 05/25/2042	2,905	2,742
Series 2012-120, Class ZB 3.50%, 11/25/2042	21,777	19,863
Series 2017-26, Class CG 3.50%, 07/25/2044	3,056	2,940
Series 2018-23, Class LA 3.50%, 04/25/2048	6,095	5,714
Series 2019-7, Class JA 3.50%, 03/25/2049	6,552	6,118
Series 2019-14, Class CA 3.50%, 04/25/2049	6,123	5,734
Series 2017-35, Class AH 3.50%, 04/25/2053	3,142	3,030
Series 2017-84, Class KA 3.50%, 04/25/2053	3,062	2,925
Series 2018-70, Class HA 3.50%, 10/25/2056	4,953	4,695
Series 2019-12, Class HA 3.50%, 11/25/2057	5,531	5,164
Series 2017-49, Class JA 4.00%, 07/25/2053	2,802	2,715

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2022-90, Class AY 4.50%, 12/25/2041	$ 25,000	$ 24,500
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.40%, 01/25/2030(3)(4)	308,720	4,014
Series 2019-M21, Class X3 1.28%, 06/25/2034(3)(4)	125,319	9,212
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	1,228	1,210
Series 2015-151, Class BA 1.70%, 10/20/2045	386	383
Series 2013-37, Class LG 2.00%, 01/20/2042	3,121	2,917
Series 2005-74, Class HB 7.50%, 09/16/2035	20	20
Series 2005-74, Class HC 7.50%, 09/16/2035	500	508
		316,568
Total Collateralized Mortgage Obligations (cost $1,782,582)		1,594,657
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.7%
U.S. Government — 5.8%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	117,522
1.38%, 08/15/2050	35,000	20,337
2.25%, 08/15/2046 to 02/15/2052	105,000	76,275
2.88%, 08/15/2045(5)(6)	715,000	590,015
3.00%, 08/15/2052	115,000	97,777
3.13%, 08/15/2044	30,000	25,960
3.63%, 02/15/2053 to 05/15/2053	88,000	84,499
3.88%, 02/15/2043 to 05/15/2043	210,000	204,832
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	21,792	14,438
0.25%, 02/15/2050(7)	94,382	65,928
United States Treasury Notes
3.38%, 05/15/2033	140,000	135,012
4.13%, 06/15/2026 to 11/15/2032	440,000	436,524
4.63%, 03/15/2026	35,000	35,038
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	142,292	129,906
0.75%, 07/15/2028(7)	71,291	67,547
		2,101,610
U.S. Government Agency — 8.9%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	123,583	101,246
2.50%, 01/01/2028 to 12/01/2051	390,166	331,426
3.50%, 03/01/2042 to 08/01/2048	24,886	23,112
4.00%, 09/01/2040	753	725
4.50%, 01/01/2039	224	221
5.00%, 09/01/2052	84,009	82,378
5.50%, 07/01/2034	1,381	1,389
6.50%, 05/01/2029	163	168
7.50%, 04/01/2028	118	119
Federal Home Loan Mtg. Corp. FRS
4.30%, (6 ML+1.49%), 02/01/2037	228	227
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051		$ 370,170	$ 303,525
2.50%, 02/01/2043		26,642	22,979
2.97%, 06/01/2030		40,000	36,263
3.00%, 01/01/2028		1,645	1,576
3.50%, 08/01/2026 to 10/01/2028		5,384	5,198
4.00%, 11/01/2025		115	112
4.50%, 01/01/2039 to 05/01/2041		7,864	7,742
5.00%, 05/01/2035 to 09/01/2052		93,156	91,586
5.50%, 12/01/2029 to 06/01/2038		31,574	31,993
6.00%, 12/01/2033 to 06/01/2040		1,875	1,935
6.50%, 10/01/2037		46	47
7.00%, 06/01/2037		1,404	1,488
Federal National Mtg. Assoc. FRS
4.07%, (12 ML+1.82%), 10/01/2040		262	265
4.58%, (12 ML+1.57%), 05/01/2037		246	248
Government National Mtg. Assoc.
2.50%, July 30 TBA		130,000	112,562
3.00%, July 30 TBA		270,000	241,239
3.50%, July 30 TBA		140,000	129,210
4.00%, 09/15/2041		92,535	89,242
4.50%, 06/15/2041		13,806	13,624
4.50%, July 30 TBA		80,000	77,213
6.00%, 11/15/2031		12,508	12,646
7.00%, 05/15/2033		1,757	1,805
Uniform Mtg. Backed Securities
1.50%, July 15 TBA		115,000	99,205
2.00%, July 30 TBA		85,000	69,312
3.00%, July 30 TBA		85,000	74,803
3.50%, July 30 TBA		65,000	59,229
4.00%, July 30 TBA		175,000	164,220
4.50%, July 30 TBA		771,000	741,244
5.50%, July 30 TBA		270,000	268,692
			3,200,214
Total U.S. Government & Agency Obligations (cost $5,814,537)			5,301,824
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	41,404
Government of Hungary
1.63%, 04/28/2032	EUR	40,000	33,085
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	16,542
2.75%, 04/14/2041	EUR	10,000	6,678
3.38%, 02/08/2038	EUR	10,000	7,824
4.63%, 04/03/2049	EUR	10,000	8,416
Total Foreign Government Obligations (cost $160,556)			113,949
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		5,000	4,722
6.32%, 11/01/2029		20,000	19,961
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		5,000	4,375

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029	$ 25,000	$ 22,845
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	25,000	23,082
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	10,000	10,178
5.18%, 11/15/2049	15,000	13,662
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	4,000	4,565
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	25,000	24,323
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	25,000	26,405
State of California General Obligation Bonds
7.30%, 10/01/2039	5,000	6,037
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	10,000	10,037
Total Municipal Securities (cost $183,170)		170,192
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	7,000	10
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	3,861,789	25,079
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	4,604,363	28,188
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	4,164,517	408
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	4,779,151	$ 3,369
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	35,784	16
Total Purchased Options (cost $79,843)		57,060
Total Long-Term Investment Securities (cost $36,662,720)		37,599,034
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(8)	$ 65,000	65,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	80,000	80,000
BNP Paribas SA Joint Repurchase Agreement(8)	65,000	65,000
Deutsche Bank AG Joint Repurchase Agreement(8)	65,000	65,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	65,000	65,000
Total Repurchase Agreements (cost $340,000)		340,000
TOTAL INVESTMENTS (cost $37,002,720)	105.2%	37,939,034
Other assets less liabilities	(5.2)	(1,870,093)
NET ASSETS	100.0%	$36,068,941
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $2,893,880 representing 8.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	USD-12-Month SOFR	Annual	Annual	Dec 2051	$(620)	$32,281	$31,661
Centrally Cleared	20,000	USD	Fixed 2.880	12-Month SOFR	Annual	Annual	Mar 2053	219	943	1,162
Centrally Cleared	55,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	176	2,094	2,270
								$(225)	$35,318	$35,093
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$39,000	USD	$39,000	1.000%	Quarterly	Jun 2027	$1,710	$(1,277)	$433
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	E-Mini Russell 2000 Index	September 2023	$ 93,282	$ 95,185	$1,903
2	Short	Euro-BOBL	September 2023	254,708	252,526	2,182
3	Short	Euro-BUND	September 2023	439,132	437,812	1,320
2	Short	U.S. Treasury Long Bonds	September 2023	254,266	253,812	454
						$5,859

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
3	Long	Euro-Schatz	September 2023	$ 345,299	$ 343,237	$ (2,062)
1	Long	U.S. Treasury 10 Year Notes	September 2023	113,063	112,266	(797)
6	Long	U.S. Treasury 2 Year Notes	September 2023	1,223,250	1,220,063	(3,187)
3	Long	U.S. Treasury 5 Year Notes	September 2023	327,383	321,281	(6,102)
2	Long	U.S. Treasury Ultra 10 Year Notes	September 2023	239,641	236,875	(2,766)
						$(14,914)
		Net Unrealized Appreciation (Depreciation)				$(9,055)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	66,000	USD	71,127	09/20/2023	$—	$(1,167)
Goldman Sachs International	BRL	191,000	USD	38,448	09/20/2023	—	(896)
Unrealized Appreciation (Depreciation)						$—	$(2,063)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$2,185,461	$—	$0	$2,185,461
Commercial Services	836,241	952,938	—	1,789,179
Other Industries	22,496,603	—	—	22,496,603
Corporate Bonds & Notes	—	3,290,709	—	3,290,709
Asset Backed Securities	—	599,390	—	599,390
Collateralized Mortgage Obligations	—	1,594,657	—	1,594,657
U.S. Government & Agency Obligations	—	5,301,824	—	5,301,824
Foreign Government Obligations	—	113,949	—	113,949
Municipal Securities	—	170,192	—	170,192
Escrows and Litigation Trusts	—	10	—	10
Purchased Options	—	57,060	—	57,060
Repurchase Agreements	—	340,000	—	340,000
Total Investments at Value	$25,518,305	$12,420,729	$0	$37,939,034
Other Financial Instruments:†
Swaps	$—	$35,318	$—	$35,318
Futures Contracts	5,859	—	—	5,859
Total Other Financial Instruments	$5,859	$35,318	$—	$41,177
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,277	$—	$1,277
Futures Contracts	14,914	—	—	14,914
Forward Foreign Currency Contracts	—	2,063	—	2,063
Total Other Financial Instruments	$14,914	$3,340	$—	$18,254
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 57.9%
Advertising — 2.9%
Trade Desk, Inc., Class A†	22,734	$ 1,755,519
Agriculture — 0.1%
Andersons, Inc.	423	19,521
Darling Ingredients, Inc.†	307	19,584
Vital Farms, Inc.†	520	6,235
		45,340
Airlines — 0.1%
Alaska Air Group, Inc.†	242	12,869
SkyWest, Inc.†	737	30,011
		42,880
Apparel — 0.2%
Crocs, Inc.†	665	74,773
Steven Madden, Ltd.	554	18,110
		92,883
Auto Manufacturers — 1.9%
Tesla, Inc.†	4,306	1,127,182
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Holdings, Inc.†	4,725	39,076
Lear Corp.	80	11,484
Visteon Corp.†	138	19,818
XPEL, Inc.†	199	16,760
		87,138
Banks — 1.2%
Ameris Bancorp	696	23,810
Bancorp, Inc.†	375	12,244
Bank of N.T. Butterfield & Son, Ltd.	1,161	31,765
Banner Corp.	421	18,385
Business First Bancshares, Inc.	497	7,490
Byline Bancorp, Inc.	698	12,627
Capital City Bank Group, Inc.	409	12,532
Central Pacific Financial Corp.	233	3,660
Coastal Financial Corp.†	152	5,723
Columbia Banking System, Inc.	905	18,353
ConnectOne Bancorp, Inc.	2,563	42,520
Customers Bancorp, Inc.†	1,173	35,495
CVB Financial Corp.	1,315	17,463
Dime Community Bancshares, Inc.	165	2,909
Eastern Bankshares, Inc.	1,739	21,338
Enterprise Financial Services Corp.	602	23,538
Equity Bancshares, Inc., Class A	151	3,440
Financial Institutions, Inc.	61	960
First Bancorp	32	952
First BanCorp/Puerto Rico	3,698	45,190
First Bancshares, Inc.	66	1,705
First Citizens BancShares, Inc., Class A	14	17,968
First Commonwealth Financial Corp.	440	5,566
First Financial Corp.	153	4,968
First Foundation, Inc.	172	683
First Interstate BancSystem, Inc., Class A	224	5,340
First Merchants Corp.	628	17,729
First Mid Bancshares, Inc.	201	4,852
FNB Corp.	327	3,741
Glacier Bancorp, Inc.	238	7,419
Heritage Commerce Corp.	890	7,369
Mercantile Bank Corp.	58	1,602
Merchants Bancorp	699	17,880
Security Description	Shares or Principal Amount	Value

Banks (continued)
Mid Penn Bancorp, Inc.	58	$ 1,281
MidWestOne Financial Group, Inc.	94	2,009
MVB Financial Corp.	26	548
OFG Bancorp	1,381	36,017
Old National Bancorp	1,873	26,110
Old Second Bancorp, Inc.	1,103	14,405
Pathward Financial, Inc.	339	15,716
Peapack-Gladstone Financial Corp.	330	8,936
Peoples Bancorp, Inc.	94	2,496
Pinnacle Financial Partners, Inc.	202	11,443
Popular, Inc.	653	39,520
Premier Financial Corp.	41	657
QCR Holdings, Inc.	321	13,171
Seacoast Banking Corp. of Florida	286	6,321
South Plains Financial, Inc.	32	720
Southside Bancshares, Inc.	140	3,662
SouthState Corp.	519	34,150
Towne Bank	266	6,182
TriCo Bancshares	421	13,977
United Community Banks, Inc.	267	6,672
Univest Financial Corp.	105	1,898
Veritex Holdings, Inc.	726	13,017
Wintrust Financial Corp.	531	38,561
		734,685
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	25	15,900
Primo Water Corp.	1,927	24,165
		40,065
Biotechnology — 4.7%
2seventy bio, Inc.†	1,356	13,723
ACADIA Pharmaceuticals, Inc.†	461	11,041
Allogene Therapeutics, Inc.†	2,290	11,381
Amicus Therapeutics, Inc.†	4,155	52,187
Arrowhead Pharmaceuticals, Inc.†	436	15,548
Atara Biotherapeutics, Inc.†	2,696	4,341
Axsome Therapeutics, Inc.†	566	40,673
Beam Therapeutics, Inc.†	260	8,302
Biohaven, Ltd.†	62	1,483
Bluebird Bio, Inc.†	141	464
Blueprint Medicines Corp.†	233	14,726
Bridgebio Pharma, Inc.†	244	4,197
Chinook Therapeutics, Inc.†	54	2,075
Decibel Therapeutics, Inc.†	14	54
Esperion Therapeutics, Inc.†	102	142
Fate Therapeutics, Inc.†	3,990	18,992
Illumina, Inc.†	5,810	1,089,317
Immunovant, Inc.†	1,632	30,959
Inhibrx, Inc.†	1,451	37,668
Insmed, Inc.†	321	6,773
Intellia Therapeutics, Inc.†	442	18,025
Kymera Therapeutics, Inc.†	671	15,426
MeiraGTx Holdings PLC†	20	134
NGM Biopharmaceuticals, Inc.†	173	448
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Point Biopharma Global, Inc.†	2,621	23,746
Prothena Corp. PLC†	510	34,823
PTC Therapeutics, Inc.†	422	17,163
Relay Therapeutics, Inc.†	1,601	20,109

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Replimune Group, Inc.†	1,115	$ 25,890
REVOLUTION Medicines, Inc.†	1,519	40,633
Royalty Pharma PLC, Class A	34,588	1,063,235
Sage Therapeutics, Inc.†	536	25,203
Sana Biotechnology, Inc.†	12	71
SpringWorks Therapeutics, Inc.†	1,033	27,085
Sutro Biopharma, Inc.†	121	563
Syndax Pharmaceuticals, Inc.†	1,307	27,355
Travere Therapeutics, Inc.†	1,493	22,932
Twist Bioscience Corp.†	498	10,189
Tyra Biosciences, Inc.†	1,864	31,744
Vericel Corp.†	363	13,638
Xencor, Inc.†	1,991	49,715
		2,832,173
Building Materials — 0.2%
Apogee Enterprises, Inc.	206	9,779
Boise Cascade Co.	240	21,684
Gibraltar Industries, Inc.†	208	13,087
JELD-WEN Holding, Inc.†	389	6,823
Louisiana-Pacific Corp.	150	11,247
Summit Materials, Inc., Class A†	140	5,299
UFP Industries, Inc.	692	67,159
		135,078
Chemicals — 0.3%
AdvanSix, Inc.	322	11,263
Avient Corp.	500	20,450
Cabot Corp.	478	31,973
Ecovyst, Inc.†	288	3,300
H.B. Fuller Co.	331	23,670
Ingevity Corp.†	335	19,484
Livent Corp.†	316	8,668
Minerals Technologies, Inc.	120	6,923
Orion Engineered Carbons SA	2,400	50,928
Tronox Holdings PLC	1,104	14,032
		190,691
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	155	25,476
Arch Resources, Inc.	141	15,899
CONSOL Energy, Inc.	60	4,069
Peabody Energy Corp.	173	3,747
SunCoke Energy, Inc.	400	3,148
		52,339
Commercial Services — 3.9%
Aaron's Co., Inc.	721	10,195
ABM Industries, Inc.	1,745	74,424
Adyen NV*†	687	1,190,306
AMN Healthcare Services, Inc.†	165	18,005
API Group Corp.†	2,141	58,364
Block, Inc.†	5,759	383,377
Brink's Co.	331	22,452
CBIZ, Inc.†	646	34,419
Cross Country Healthcare, Inc.†	671	18,842
EVERTEC, Inc.	981	36,130
Flywire Corp.†	1,050	32,592
Heidrick & Struggles International, Inc.	461	12,203
Herc Holdings, Inc.	215	29,423
Information Services Group, Inc.	5,896	31,602
John Wiley & Sons, Inc., Class A	369	12,557
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Kforce, Inc.	390	$ 24,437
LiveRamp Holdings, Inc.†	1,490	42,554
Medifast, Inc.	314	28,938
PROG Holdings, Inc.†	790	25,375
Progyny, Inc.†	1,613	63,455
Remitly Global, Inc.†	405	7,622
Repay Holdings Corp.†	3,290	25,761
Riot Platforms, Inc.†	1,840	21,749
TriNet Group, Inc.†	617	58,596
TrueBlue, Inc.†	980	17,356
Upbound Group, Inc.	1,275	39,691
V2X, Inc.†	721	35,733
		2,356,158
Computers — 0.4%
CACI International, Inc., Class A†	137	46,695
Insight Enterprises, Inc.†	21	3,073
Integral Ad Science Holding Corp.†	693	12,460
KBR, Inc.	566	36,824
Qualys, Inc.†	287	37,072
Rapid7, Inc.†	738	33,416
Super Micro Computer, Inc.†	203	50,598
		220,138
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	667	76,192
Edgewell Personal Care Co.	917	37,881
		114,073
Distribution/Wholesale — 0.3%
MRC Global, Inc.†	2,094	21,087
Resideo Technologies, Inc.†	504	8,901
Rush Enterprises, Inc., Class A	847	51,447
ScanSource, Inc.†	338	9,991
Titan Machinery, Inc.†	362	10,679
Veritiv Corp.	191	23,991
WESCO International, Inc.	432	77,354
		203,450
Diversified Financial Services — 1.6%
AssetMark Financial Holdings, Inc.†	257	7,623
Avantax, Inc.†	683	15,286
Enova International, Inc.†	1,084	57,582
Federated Hermes, Inc.	486	17,423
Focus Financial Partners, Inc., Class A†	343	18,011
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	62	1,550
Intercontinental Exchange, Inc.	5,415	612,328
International Money Express, Inc.†	2,705	66,354
Mr. Cooper Group, Inc.†	730	36,967
PennyMac Financial Services, Inc.	184	12,937
Piper Sandler Cos.	160	20,682
PJT Partners, Inc., Class A	244	16,992
Radian Group, Inc.	1,455	36,782
Stifel Financial Corp.	72	4,296
StoneX Group, Inc.†	167	13,874
Victory Capital Holdings, Inc., Class A	1,282	40,434
Virtus Investment Partners, Inc.	25	4,937
		984,058
Electric — 0.3%
Clearway Energy, Inc., Class A	265	7,155
Clearway Energy, Inc., Class C	997	28,474

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
IDACORP, Inc.	238	$ 24,419
MGE Energy, Inc.	431	34,097
NorthWestern Corp.	236	13,395
Portland General Electric Co.	835	39,103
Unitil Corp.	542	27,485
		174,128
Electrical Components & Equipment — 0.1%
Belden, Inc.	330	31,565
Encore Wire Corp.	299	55,593
		87,158
Electronics — 0.3%
Allied Motion Technologies, Inc.	496	19,810
Atkore, Inc.†	602	93,876
Benchmark Electronics, Inc.	759	19,605
NEXTracker, Inc., Class A†	330	13,137
OSI Systems, Inc.†	489	57,619
		204,047
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	441	14,218
REX American Resources Corp.†	220	7,658
		21,876
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	484	79,473
IES Holdings, Inc.†	178	10,125
MasTec, Inc.†	452	53,322
MYR Group, Inc.†	580	80,237
Primoris Services Corp.	724	22,060
Sterling Infrastructure, Inc.†	671	37,442
		282,659
Entertainment — 0.2%
Everi Holdings, Inc.†	1,410	20,389
Lions Gate Entertainment Corp., Class A†	1,422	12,556
Marriott Vacations Worldwide Corp.	259	31,784
SeaWorld Entertainment, Inc.†	1,208	67,660
		132,389
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	577	21,805
Tetra Tech, Inc.	331	54,198
		76,003
Food — 0.3%
Hostess Brands, Inc.†	1,487	37,651
John B. Sanfilippo & Son, Inc.	259	30,373
SpartanNash Co.	548	12,335
Sprouts Farmers Market, Inc.†	859	31,551
United Natural Foods, Inc.†	1,898	37,106
		149,016
Gas — 0.1%
Chesapeake Utilities Corp.	191	22,729
New Jersey Resources Corp.	419	19,777
Northwest Natural Holding Co.	320	13,776
ONE Gas, Inc.	340	26,115
		82,397
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	249	$ 3,543
Healthcare-Products — 0.7%
Adaptive Biotechnologies Corp.†	168	1,127
Alphatec Holdings, Inc.†	1,135	20,407
AngioDynamics, Inc.†	1,697	17,700
AtriCure, Inc.†	1,111	54,839
Axonics, Inc.†	197	9,943
Inari Medical, Inc.†	312	18,140
Inmode, Ltd.†	589	21,999
Inspire Medical Systems, Inc.†	323	104,859
Lantheus Holdings, Inc.†	215	18,043
Merit Medical Systems, Inc.†	483	40,398
Natera, Inc.†	243	11,824
OmniAb, Inc.†	912	4,587
Omnicell, Inc.†	270	19,891
Quanterix Corp.†	316	7,126
Shockwave Medical, Inc.†	116	33,107
SI-BONE, Inc.†	700	18,886
Treace Medical Concepts, Inc.†	576	14,734
		417,610
Healthcare-Services — 0.3%
Fulgent Genetics, Inc.†	359	13,294
HealthEquity, Inc.†	794	50,133
Medpace Holdings, Inc.†	226	54,278
National HealthCare Corp.	495	30,601
OPKO Health, Inc.†	5,470	11,870
Surgery Partners, Inc.†	271	12,192
Tenet Healthcare Corp.†	246	20,020
		192,388
Home Builders — 0.4%
Forestar Group, Inc.†	437	9,854
Landsea Homes Corp.†	2,030	18,960
LGI Homes, Inc.†	161	21,717
Meritage Homes Corp.	339	48,230
Skyline Champion Corp.†	176	11,519
Taylor Morrison Home Corp.†	1,863	90,859
Tri Pointe Homes, Inc.†	984	32,334
		233,473
Home Furnishings — 0.2%
MillerKnoll, Inc.	2,087	30,846
Sonos, Inc.†	5,294	86,451
Xperi, Inc.†	1,787	23,499
		140,796
Household Products/Wares — 0.1%
Central Garden & Pet Co., Class A†	1,241	45,247
Insurance — 0.3%
American Equity Investment Life Holding Co.†	348	18,134
BRP Group, Inc., Class A†	369	9,144
Employers Holdings, Inc.	122	4,564
Essent Group, Ltd.	973	45,537
Jackson Financial, Inc., Class A	910	27,855
James River Group Holdings, Ltd.	389	7,103
Kinsale Capital Group, Inc.	14	5,239
NMI Holdings, Inc., Class A†	745	19,236
Palomar Holdings, Inc.†	278	16,135

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RLI Corp.	264	$ 36,028
Skyward Specialty Insurance Group, Inc.†	281	7,137
		196,112
Internet — 15.4%
Airbnb, Inc., Class A†	4,986	639,006
Amazon.com, Inc.†	7,167	934,290
Chewy, Inc., Class A†	20,598	813,003
DoorDash, Inc., Class A†	19,064	1,456,871
Magnite, Inc.†	969	13,227
MercadoLibre, Inc.†	488	578,085
Meta Platforms, Inc., Class A†	2,485	713,145
OptimizeRx Corp.†	547	7,817
Perficient, Inc.†	244	20,332
Q2 Holdings, Inc.†	349	10,784
QuinStreet, Inc.†	844	7,452
Shopify, Inc., Class A†	28,256	1,825,338
Shutterstock, Inc.	510	24,822
Squarespace, Inc., Class A†	632	19,933
Uber Technologies, Inc.†	49,093	2,119,345
Yelp, Inc.†	894	32,550
		9,216,000
Iron/Steel — 0.1%
ATI, Inc.†	158	6,988
Commercial Metals Co.	964	50,764
Schnitzer Steel Industries, Inc., Class A	208	6,238
		63,990
Leisure Time — 0.1%
Acushnet Holdings Corp.	725	39,643
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	1,098	39,144
Boyd Gaming Corp.	555	38,500
Hilton Grand Vacations, Inc.†	600	27,264
		104,908
Machinery-Construction & Mining — 0.1%
Argan, Inc.	655	25,813
Bloom Energy Corp., Class A†	461	7,537
Terex Corp.	126	7,539
		40,889
Machinery-Diversified — 0.1%
Albany International Corp., Class A	50	4,664
Watts Water Technologies, Inc., Class A	361	66,327
		70,991
Media — 0.1%
Gray Television, Inc.	735	5,792
Liberty Latin America, Ltd., Class C†	3,837	33,075
Thryv Holdings, Inc.†	762	18,745
		57,612
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	686	59,874
Olympic Steel, Inc.	67	3,283
Ryerson Holding Corp.	245	10,628
		73,785
Security Description	Shares or Principal Amount	Value

Mining — 0.1%
Arconic Corp.†	697	$ 20,617
Constellium SE†	1,119	19,247
		39,864
Miscellaneous Manufacturing — 0.1%
Fabrinet†	358	46,497
Oil & Gas — 0.6%
California Resources Corp.	296	13,406
Chord Energy Corp.	162	24,916
CNX Resources Corp.†	470	8,328
CVR Energy, Inc.	391	11,714
Delek US Holdings, Inc.	657	15,735
Helmerich & Payne, Inc.	114	4,041
Magnolia Oil & Gas Corp., Class A	199	4,159
Matador Resources Co.	841	44,001
Murphy Oil Corp.	779	29,836
Noble Corp. PLC†	263	10,865
Ovintiv, Inc.	1,162	44,237
Patterson-UTI Energy, Inc.	1,369	16,387
PBF Energy, Inc., Class A	453	18,546
PDC Energy, Inc.	630	44,818
SM Energy Co.	1,416	44,788
Weatherford International PLC†	470	31,218
		366,995
Oil & Gas Services — 0.3%
ChampionX Corp.	1,253	38,893
Expro Group Holdings NV†	195	3,455
Liberty Energy, Inc.	2,851	38,118
NexTier Oilfield Solutions, Inc.†	2,954	26,409
NOW, Inc.†	4,176	43,263
Oceaneering International, Inc.†	519	9,705
Oil States International, Inc.†	1,061	7,926
Select Water Solutions, Inc.	1,285	10,409
		178,178
Packaging & Containers — 0.1%
Greif, Inc., Class A	130	8,956
O-I Glass, Inc.†	944	20,135
		29,091
Pharmaceuticals — 0.6%
Acelyrin, Inc.†	2,280	47,652
Aclaris Therapeutics, Inc.†	1,476	15,306
Alector, Inc.†	176	1,058
Alkermes PLC†	559	17,497
Amneal Pharmaceuticals, Inc.†	2,409	7,468
Arvinas, Inc.†	584	14,495
BellRing Brands, Inc.†	234	8,564
Catalyst Pharmaceuticals, Inc.†	1,046	14,058
Coherus Biosciences, Inc.†	599	2,558
Enanta Pharmaceuticals, Inc.†	488	10,443
Herbalife, Ltd.†	1,947	25,778
Kura Oncology, Inc.†	1,811	19,160
Longboard Pharmaceuticals, Inc.†	2,516	18,467
Madrigal Pharmaceuticals, Inc.†	166	38,346
Option Care Health, Inc.†	1,422	46,201
PMV Pharmaceuticals, Inc.†	1,364	8,539
Protagonist Therapeutics, Inc.†	719	19,859
Reata Pharmaceuticals, Inc., Class A†	456	46,494

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
USANA Health Sciences, Inc.†	415	$ 26,162
Y-mAbs Therapeutics, Inc.†	33	224
		388,329
REITS — 1.1%
Agree Realty Corp.	1,175	76,833
Apple Hospitality REIT, Inc.	2,500	37,775
Armada Hoffler Properties, Inc.	234	2,733
Blackstone Mtg. Trust, Inc., Class A	154	3,205
Brandywine Realty Trust	2,969	13,806
Broadstone Net Lease, Inc.	745	11,503
CareTrust REIT, Inc.	1,142	22,680
Community Healthcare Trust, Inc.	235	7,760
Corporate Office Properties Trust	692	16,435
DiamondRock Hospitality Co.	1,464	11,727
Dynex Capital, Inc.	194	2,442
Ellington Financial, Inc.	226	3,119
Equity Commonwealth	208	4,214
Essential Properties Realty Trust, Inc.	378	8,898
First Industrial Realty Trust, Inc.	181	9,528
Global Medical REIT, Inc.	226	2,063
Innovative Industrial Properties, Inc.	107	7,812
Kite Realty Group Trust	1,138	25,423
KKR Real Estate Finance Trust, Inc.	257	3,128
Ladder Capital Corp.	500	5,425
LXP Industrial Trust	1,162	11,330
MFA Financial, Inc.	3,673	41,285
National Storage Affiliates Trust	299	10,414
PennyMac Mtg. Investment Trust	771	10,393
Phillips Edison & Co., Inc.	912	31,081
Physicians Realty Trust	2,199	30,764
Piedmont Office Realty Trust, Inc., Class A	1,187	8,629
Plymouth Industrial REIT, Inc.	423	9,737
PotlatchDeltic Corp.	579	30,600
Retail Opportunity Investments Corp.	1,339	18,090
RLJ Lodging Trust	2,246	23,066
RPT Realty	800	8,360
Ryman Hospitality Properties, Inc.	499	46,367
SITE Centers Corp.	1,416	18,720
STAG Industrial, Inc.	727	26,085
Terreno Realty Corp.	275	16,528
UMH Properties, Inc.	527	8,421
Xenia Hotels & Resorts, Inc.	126	1,551
		627,930
Retail — 2.0%
Abercrombie & Fitch Co., Class A†	1,079	40,657
Asbury Automotive Group, Inc.†	139	33,418
Beacon Roofing Supply, Inc.†	1,068	88,623
BJ's Wholesale Club Holdings, Inc.†	811	51,101
Bloomin' Brands, Inc.	1,181	31,757
BlueLinx Holdings, Inc.†	178	16,693
Boot Barn Holdings, Inc.†	482	40,820
Cava Group, Inc.†	906	37,101
Dine Brands Global, Inc.	189	10,968
FirstCash Holdings, Inc.	314	29,306
Floor & Decor Holdings, Inc., Class A†	6,002	623,968
GMS, Inc.†	1,065	73,698
Group 1 Automotive, Inc.	47	12,131
Lithia Motors, Inc.	43	13,077
ODP Corp.†	649	30,386
Security Description	Shares or Principal Amount	Value

Retail (continued)
Signet Jewelers, Ltd.	587	$ 38,307
Wingstop, Inc.	120	24,019
		1,196,030
Savings & Loans — 0.2%
Axos Financial, Inc.†	580	22,875
Banc of California, Inc.	220	2,548
HomeTrust Bancshares, Inc.	199	4,157
OceanFirst Financial Corp.	3,257	50,874
Washington Federal, Inc.	579	15,355
		95,809
Semiconductors — 1.1%
ACM Research, Inc., Class A†	1,570	20,536
Ambarella, Inc.†	95	7,949
ASML Holding NV	331	239,892
Axcelis Technologies, Inc.†	387	70,949
Cirrus Logic, Inc.†	131	10,612
Cohu, Inc.†	785	32,625
MACOM Technology Solutions Holdings, Inc.†	593	38,859
MaxLinear, Inc.†	290	9,152
Onto Innovation, Inc.†	145	16,888
Power Integrations, Inc.	295	27,928
Rambus, Inc.†	842	54,031
Semtech Corp.†	1,212	30,857
Silicon Laboratories, Inc.†	77	12,146
SMART Global Holdings, Inc.†	1,085	31,476
Ultra Clean Holdings, Inc.†	448	17,230
Veeco Instruments, Inc.†	742	19,055
		640,185
Software — 12.7%
Adeia, Inc.	1,295	14,258
Asana, Inc., Class A†	1,301	28,674
AvePoint, Inc.†	6,222	35,839
Avid Technology, Inc.†	993	25,321
Bill.com Holdings, Inc.†	6,792	793,645
Blackline, Inc.†	461	24,811
Box, Inc., Class A†	2,004	58,877
Braze, Inc.†	502	21,983
C3.ai, Inc., Class A†	249	9,071
Clear Secure, Inc., Class A	1,128	26,136
Cloudflare, Inc., Class A†	25,648	1,676,610
CommVault Systems, Inc.†	517	37,545
Datadog, Inc., Class A†	6,696	658,752
Donnelley Financial Solutions, Inc.†	1,094	49,810
Duolingo, Inc.†	138	19,726
eGain Corp.†	3,241	24,275
Envestnet, Inc.†	390	23,146
Health Catalyst, Inc.†	4,183	52,287
MicroStrategy, Inc., Class A†	14	4,794
Olo, Inc., Class A†	2,950	19,057
PDF Solutions, Inc.†	279	12,583
ROBLOX Corp., Class A†	30,522	1,230,037
Snowflake, Inc., Class A†	9,415	1,656,852
Sprout Social, Inc., Class A†	291	13,433
SPS Commerce, Inc.†	242	46,478
Veeva Systems, Inc., Class A†	1,804	356,705
Veradigm, Inc.†	1,510	19,026
Workiva, Inc.†	508	51,643

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ZoomInfo Technologies, Inc.†	22,687	$ 576,023
Zuora, Inc., Class A†	794	8,710
		7,576,107
Telecommunications — 0.2%
Aviat Networks, Inc.†	433	14,449
Calix, Inc.†	773	38,581
EchoStar Corp., Class A†	1,112	19,282
Extreme Networks, Inc.†	491	12,791
Gogo, Inc.†	522	8,879
Iridium Communications, Inc.	211	13,107
Ooma, Inc.†	1,637	24,506
		131,595
Transportation — 0.3%
ArcBest Corp.	577	57,008
Dorian LPG, Ltd.	411	10,542
Eagle Bulk Shipping, Inc.	109	5,236
Forward Air Corp.	98	10,399
Hub Group, Inc., Class A†	625	50,200
Matson, Inc.	301	23,397
Radiant Logistics, Inc.†	1,567	10,530
Safe Bulkers, Inc.	1,269	4,137
Teekay Tankers, Ltd., Class A	402	15,368
		186,817
Water — 0.1%
American States Water Co.	339	29,493
Total Common Stocks (cost $31,346,848)		34,653,430
CORPORATE BONDS & NOTES — 13.7%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	4,212
4.88%, 01/15/2029	35,000	32,550
		36,762
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	20,000	19,755
5.15%, 05/01/2030	20,000	19,807
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	11,812
Raytheon Technologies Corp.
5.15%, 02/27/2033	10,000	10,137
5.38%, 02/27/2053	5,000	5,192
		66,703
Agriculture — 0.3%
BAT Capital Corp.
4.74%, 03/16/2032	13,000	11,853
Cargill, Inc.
4.00%, 06/22/2032*	14,000	12,944
Philip Morris International, Inc.
4.88%, 02/15/2028	35,000	34,465
5.13%, 11/17/2027 to 02/15/2030	60,000	59,611
5.38%, 02/15/2033	30,000	29,934
5.63%, 11/17/2029	10,000	10,189
Reynolds American, Inc.
5.70%, 08/15/2035	10,000	9,398
		168,394
Security Description	Shares or Principal Amount	Value

Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	$ 30,000	$ 28,006
William Carter Co.
5.63%, 03/15/2027*	90,000	87,330
		115,336
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	12,000	10,368
Banks — 2.4%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,982
2.30%, 07/21/2032	5,000	3,999
2.57%, 10/20/2032	20,000	16,290
2.59%, 04/29/2031	50,000	41,977
2.69%, 04/22/2032	65,000	53,868
3.19%, 07/23/2030	80,000	70,512
5.02%, 07/22/2033	5,000	4,891
5.20%, 04/25/2029	25,000	24,727
Barclays PLC
7.12%, 06/27/2034	200,000	199,920
Citigroup, Inc.
1.28%, 11/03/2025	35,000	32,787
6.17%, 05/25/2034	25,000	25,218
Deutsche Bank AG
2.13%, 11/24/2026	150,000	133,458
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	65,000	53,308
3.81%, 04/23/2029	65,000	60,338
4.02%, 10/31/2038	10,000	8,469
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	195,553
JPMorgan Chase & Co.
3.51%, 01/23/2029	27,000	24,958
3.70%, 05/06/2030	65,000	59,568
4.01%, 04/23/2029	35,000	32,951
M&T Bank Corp.
5.05%, 01/27/2034	75,000	68,499
Morgan Stanley
1.79%, 02/13/2032	5,000	3,878
2.24%, 07/21/2032	30,000	23,844
2.48%, 01/21/2028	35,000	31,585
2.70%, 01/22/2031	10,000	8,505
3.59%, 07/22/2028	15,000	13,840
4.21%, 04/20/2028	60,000	57,639
4.43%, 01/23/2030	10,000	9,514
5.16%, 04/20/2029	30,000	29,634
Wells Fargo & Co.
2.57%, 02/11/2031	15,000	12,700
3.00%, 10/23/2026	67,000	62,194
3.35%, 03/02/2033	15,000	12,838
4.81%, 07/25/2028	25,000	24,436
4.90%, 07/25/2033	10,000	9,592
5.39%, 04/24/2034	10,000	9,936
		1,425,408
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2030 to 03/02/2033	50,000	50,068
5.75%, 03/02/2063	10,000	10,144
CSL Finance PLC
4.05%, 04/27/2029*	18,000	17,079

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
Royalty Pharma PLC
1.75%, 09/02/2027	$ 15,000	$ 12,862
2.15%, 09/02/2031	25,000	19,597
2.20%, 09/02/2030	10,000	8,039
3.55%, 09/02/2050	10,000	6,752
		124,541
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	51,426
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	43,305
4.75%, 01/15/2028*	40,000	37,249
		131,980
Chemicals — 0.0%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	24,870
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,378
		29,248
Commercial Services — 0.3%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,355
Howard University
2.80%, 10/01/2030	5,000	4,185
2.90%, 10/01/2031	40,000	32,854
Service Corp. International
3.38%, 08/15/2030	65,000	54,360
5.13%, 06/01/2029	51,000	48,053
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	38,064
		200,871
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	80,000	72,357
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053*	15,000	15,310
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028*	10,000	9,967
Diversified Financial Services — 0.6%
American Express Co.
5.04%, 05/01/2034	5,000	4,891
Capital One Financial Corp.
1.88%, 11/02/2027	65,000	55,681
3.27%, 03/01/2030	15,000	12,736
5.25%, 07/26/2030	28,000	26,396
5.47%, 02/01/2029	10,000	9,580
5.82%, 02/01/2034	10,000	9,541
6.31%, 06/08/2029	10,000	9,933
6.38%, 06/08/2034	10,000	9,928
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	128,897
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,780
Nasdaq, Inc.
5.35%, 06/28/2028	10,000	10,014
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
5.55%, 02/15/2034	$ 10,000	$ 10,039
6.10%, 06/28/2063	5,000	5,113
Navient Corp.
7.25%, 09/25/2023	29,000	29,000
OneMain Finance Corp.
6.13%, 03/15/2024	10,000	9,966
Synchrony Financial
2.88%, 10/28/2031	10,000	7,261
7.25%, 02/02/2033	15,000	13,508
		362,264
Electric — 2.0%
AES Corp.
3.30%, 07/15/2025*	18,000	16,998
Alabama Power Co.
3.45%, 10/01/2049	30,000	21,937
4.15%, 08/15/2044	10,000	8,334
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	7,754
4.60%, 05/01/2053	15,000	12,852
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,026
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,397
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,472
5.38%, 11/15/2032	65,000	65,223
Duke Energy Carolinas LLC
2.55%, 04/15/2031	20,000	16,971
Duke Energy Corp.
2.55%, 06/15/2031	55,000	45,319
4.50%, 08/15/2032	20,000	18,856
5.00%, 08/15/2052	5,000	4,571
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	15,966
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,765
4.00%, 04/01/2052	10,000	8,096
4.38%, 03/30/2044	15,000	12,998
Edison International
5.25%, 11/15/2028	5,000	4,865
6.95%, 11/15/2029	30,000	31,556
Emera, Inc.
6.75%, 06/15/2076	35,000	33,844
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,159
Evergy, Inc.
2.45%, 09/15/2024	25,000	23,948
2.90%, 09/15/2029	9,000	7,853
Eversource Energy
3.38%, 03/01/2032	11,000	9,588
5.13%, 05/15/2033	25,000	24,638
5.45%, 03/01/2028	5,000	5,034
Florida Power & Light Co.
5.10%, 04/01/2033	10,000	10,147
Georgia Power Co.
4.70%, 05/15/2032	15,000	14,499
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	19,000	18,370
Kentucky Utilities Co.
5.45%, 04/15/2033	10,000	10,184

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Louisville Gas & Electric Co.
5.45%, 04/15/2033	$ 10,000	$ 10,183
National Grid PLC
5.60%, 06/12/2028	5,000	5,021
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	15,000	15,684
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	10,000	8,317
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	49,000	47,913
5.00%, 02/28/2030 to 07/15/2032	20,000	19,737
6.05%, 03/01/2025	5,000	5,019
NRG Energy, Inc.
2.45%, 12/02/2027*	17,000	14,326
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,391
Pacific Gas & Electric Co.
2.50%, 02/01/2031	15,000	11,743
4.40%, 03/01/2032	10,000	8,660
4.55%, 07/01/2030	30,000	27,151
4.95%, 07/01/2050	70,000	54,979
5.25%, 03/01/2052	2,000	1,624
5.90%, 06/15/2032	35,000	33,684
6.10%, 01/15/2029	10,000	9,839
6.15%, 01/15/2033	25,000	24,451
6.40%, 06/15/2033	65,000	64,644
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,633
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	18,210
Sempra Energy
3.40%, 02/01/2028	10,000	9,204
3.70%, 04/01/2029	7,000	6,393
5.40%, 08/01/2026	20,000	19,902
Southern California Edison Co.
2.85%, 08/01/2029	15,000	13,105
5.30%, 03/01/2028	20,000	19,998
5.85%, 11/01/2027	5,000	5,113
Southern Co.
2.95%, 07/01/2023	10,000	10,000
3.25%, 07/01/2026	45,000	42,327
3.70%, 04/30/2030	4,000	3,667
5.20%, 06/15/2033	15,000	14,878
Southwestern Electric Power Co.
5.30%, 04/01/2033	60,000	59,220
Virginia Electric & Power Co.
5.00%, 04/01/2033	20,000	19,766
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	48,693
4.60%, 06/01/2032	9,000	8,499
		1,167,194
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,581
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	7,000	5,900
5.14%, 03/15/2052	65,000	52,926
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
WMG Acquisition Corp.
3.88%, 07/15/2030*	$ 65,000	$ 56,070
		114,896
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	80,000	76,602
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	18,000	17,553
General Mills, Inc.
4.95%, 03/29/2033	5,000	4,956
Kellogg Co.
3.40%, 11/15/2027	20,000	18,727
		41,236
Gas — 0.2%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,155
NiSource, Inc.
3.49%, 05/15/2027	35,000	32,930
3.60%, 05/01/2030	30,000	27,017
5.25%, 03/30/2028	25,000	24,980
5.40%, 06/30/2033	10,000	10,007
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/2033	10,000	9,977
Southern California Gas Co.
5.20%, 06/01/2033	20,000	19,735
		144,801
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	40,000	39,708
6.30%, 02/15/2030*	15,000	14,956
		54,664
Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	46,346
Hologic, Inc.
4.63%, 02/01/2028*	44,000	41,384
		87,730
Healthcare-Services — 0.4%
Centene Corp.
2.45%, 07/15/2028	15,000	12,821
4.63%, 12/15/2029	75,000	69,033
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,399
Humana, Inc.
3.70%, 03/23/2029	33,000	30,224
5.88%, 03/01/2033	5,000	5,196
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,673
3.00%, 06/01/2051	17,000	11,901
Sutter Health
3.36%, 08/15/2050	8,000	5,741
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,429
3.50%, 08/15/2039	10,000	8,387
4.95%, 05/15/2062	5,000	4,807
5.25%, 02/15/2028	25,000	25,488
5.35%, 02/15/2033	20,000	20,782

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
5.88%, 02/15/2053	$ 10,000	$ 11,107
6.05%, 02/15/2063	5,000	5,654
		226,642
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	42,000	40,611
Insurance — 0.3%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,073
Athene Global Funding
2.65%, 10/04/2031*	50,000	37,849
2.72%, 01/07/2029*	29,000	23,616
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	58,000	48,915
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,424
Unum Group
4.50%, 12/15/2049	15,000	11,513
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,514
		160,904
Internet — 0.3%
Gen Digital, Inc.
5.00%, 04/15/2025*	50,000	48,968
6.75%, 09/30/2027*	15,000	14,958
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	73,150
Meta Platforms, Inc.
4.80%, 05/15/2030	15,000	15,011
		152,087
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	64,311
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	30,000	30,799
Vale Overseas, Ltd.
6.13%, 06/12/2033	25,000	25,045
		55,844
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	20,000	17,243
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,288
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	20,000	13,378
3.90%, 06/01/2052	15,000	9,815
4.80%, 03/01/2050	10,000	7,545
5.13%, 07/01/2049	15,000	11,801
6.48%, 10/23/2045	15,000	14,102
Comcast Corp.
2.99%, 11/01/2063	3,000	1,901
Security Description	Shares or Principal Amount	Value

Media (continued)
3.20%, 07/15/2036	$ 5,000	$ 4,102
3.25%, 11/01/2039	23,000	18,244
7.05%, 03/15/2033	5,000	5,765
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	16,325
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,772
3.90%, 11/15/2024	30,000	29,093
4.00%, 09/15/2055	33,000	21,933
5.20%, 09/20/2047	15,000	12,276
5.30%, 05/15/2049	25,000	20,717
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	30,000	25,408
4.38%, 03/15/2043	20,000	14,110
4.95%, 01/15/2031	50,000	45,065
5.25%, 04/01/2044	15,000	11,392
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	80,000	71,620
Time Warner Cable LLC
4.50%, 09/15/2042	30,000	22,440
5.88%, 11/15/2040	25,000	22,054
		466,146
Mining — 0.0%
Glencore Funding LLC
5.70%, 05/08/2033*	15,000	14,883
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	59,000	50,553
3.57%, 12/01/2031	10,000	8,438
4.13%, 05/01/2025	10,000	9,630
Xerox Holdings Corp.
5.50%, 08/15/2028*	35,000	29,779
		98,400
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	18,000	12,283
3.00%, 02/24/2050	10,000	6,969
4.81%, 02/13/2033	35,000	34,491
4.89%, 09/11/2033	10,000	9,897
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	4,068
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,841
5.75%, 01/15/2031*	10,000	9,506
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	27,000	27,656
Ecopetrol SA
4.63%, 11/02/2031	60,000	46,318
8.63%, 01/19/2029	40,000	40,092
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,820
4.88%, 03/30/2026*	10,000	9,278
5.88%, 03/30/2031*	30,000	26,212
EQT Corp.
3.63%, 05/15/2031*	15,000	12,901
Equinor ASA
3.63%, 04/06/2040	20,000	16,775
Hess Corp.
7.13%, 03/15/2033	7,000	7,636
7.30%, 08/15/2031	10,000	10,966

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	$ 50,000	$ 47,750
Marathon Oil Corp.
6.60%, 10/01/2037	20,000	19,941
Ovintiv, Inc.
6.25%, 07/15/2033	20,000	19,727
6.50%, 08/15/2034	5,000	5,011
7.38%, 11/01/2031	40,000	42,896
Pioneer Natural Resources Co.
5.10%, 03/29/2026	5,000	4,970
Shell International Finance BV
2.88%, 11/26/2041	15,000	11,212
3.00%, 11/26/2051	3,000	2,113
3.25%, 04/06/2050	13,000	9,670
Viper Energy Partners LP
5.38%, 11/01/2027*	33,000	31,671
		488,670
Packaging & Containers — 0.2%
Ball Corp.
4.00%, 11/15/2023	10,000	9,925
6.00%, 06/15/2029	80,000	79,400
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	42,784
		132,109
Pharmaceuticals — 0.1%
Cigna Group
5.40%, 03/15/2033	15,000	15,264
CVS Health Corp.
5.13%, 02/21/2030	30,000	29,793
5.25%, 01/30/2031	15,000	14,953
		60,010
Pipelines — 0.6%
Cheniere Energy Partners LP
5.95%, 06/30/2033*	10,000	10,029
Enbridge, Inc.
5.70%, 03/08/2033	10,000	10,137
Energy Transfer LP
5.55%, 02/15/2028	30,000	29,916
6.13%, 12/15/2045	8,000	7,600
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	27,901
MPLX LP
2.65%, 08/15/2030	10,000	8,367
4.95%, 09/01/2032 to 03/14/2052	7,000	6,156
5.20%, 03/01/2047	5,000	4,385
ONEOK, Inc.
3.40%, 09/01/2029	15,000	13,079
4.35%, 03/15/2029	5,000	4,649
5.20%, 07/15/2048	10,000	8,525
6.10%, 11/15/2032	15,000	15,260
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	23,000	20,408
4.90%, 02/15/2045	10,000	8,050
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	10,000	9,506
Targa Resources Corp.
4.20%, 02/01/2033	19,000	16,818
6.13%, 03/15/2033	20,000	20,436
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
6.25%, 07/01/2052	$ 10,000	$ 9,775
6.50%, 02/15/2053	7,000	7,149
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,322
TransCanada PipeLines, Ltd.
2.50%, 10/12/2031	10,000	8,065
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,888
Western Midstream Operating LP
4.50%, 03/01/2028	5,000	4,715
4.75%, 08/15/2028	15,000	14,237
6.15%, 04/01/2033	15,000	15,118
Williams Cos., Inc.
4.65%, 08/15/2032	27,000	25,569
5.65%, 03/15/2033	10,000	10,132
		329,192
REITS — 0.5%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,196
2.40%, 03/15/2025	10,000	9,416
2.70%, 04/15/2031	5,000	4,146
3.65%, 03/15/2027	4,000	3,745
American Tower Trust #1
5.49%, 03/15/2028*	45,000	45,036
Crown Castle, Inc.
4.80%, 09/01/2028	40,000	38,801
5.00%, 01/11/2028	20,000	19,627
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,726
EPR Properties
4.95%, 04/15/2028	35,000	31,267
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	10,000	8,074
4.00%, 01/15/2031	7,000	6,052
5.30%, 01/15/2029	18,000	17,139
5.75%, 06/01/2028	15,000	14,675
SBA Tower Trust
2.84%, 01/15/2025*	40,000	37,981
VICI Properties LP
4.95%, 02/15/2030	39,000	36,585
5.13%, 05/15/2032	20,000	18,713
		318,179
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,511
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	44,660
5.63%, 01/01/2030*	45,000	40,672
Gap, Inc.
3.63%, 10/01/2029*	59,000	41,689
3.88%, 10/01/2031*	61,000	41,756
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	31,000	29,858
		212,146
Semiconductors — 0.3%
Broadcom, Inc.
3.14%, 11/15/2035*	5,000	3,835
4.00%, 04/15/2029*	33,000	30,479

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
4.30%, 11/15/2032	$ 15,000	$ 13,759
Intel Corp.
3.05%, 08/12/2051	10,000	6,702
3.10%, 02/15/2060	5,000	3,198
4.90%, 08/05/2052	15,000	13,844
5.13%, 02/10/2030	5,000	5,031
5.90%, 02/10/2063	15,000	15,491
Marvell Technology, Inc.
2.45%, 04/15/2028	20,000	17,462
2.95%, 04/15/2031	15,000	12,574
NVIDIA Corp.
3.50%, 04/01/2040	15,000	12,841
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	7,946
5.55%, 12/01/2028	10,000	10,062
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	16,124
		169,348
Software — 0.7%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	75,180
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	55,044
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,073
3.88%, 02/15/2031*	10,000	8,665
4.00%, 11/15/2029*	10,000	9,050
Open Text Corp.
3.88%, 12/01/2029*	50,000	41,793
6.90%, 12/01/2027*	30,000	30,541
Oracle Corp.
2.30%, 03/25/2028	33,000	29,121
2.95%, 04/01/2030	10,000	8,729
3.60%, 04/01/2040	11,000	8,510
3.85%, 04/01/2060	52,000	36,649
4.10%, 03/25/2061	2,000	1,476
4.90%, 02/06/2033	15,000	14,561
6.15%, 11/09/2029	25,000	26,039
SS&C Technologies, Inc.
5.50%, 09/30/2027*	45,000	43,080
		405,511
Telecommunications — 0.4%
AT&T, Inc.
2.55%, 12/01/2033	15,000	11,782
3.55%, 09/15/2055	19,000	13,301
3.65%, 06/01/2051 to 09/15/2059	21,000	15,340
3.80%, 12/01/2057	25,000	18,100
4.50%, 05/15/2035	5,000	4,597
5.40%, 02/15/2034	20,000	20,034
Nokia Oyj
6.63%, 05/15/2039	20,000	19,124
Rogers Communications, Inc.
3.80%, 03/15/2032*	10,000	8,741
4.55%, 03/15/2052*	16,000	12,868
T-Mobile USA, Inc.
2.05%, 02/15/2028	38,000	32,949
2.40%, 03/15/2029	5,000	4,298
5.05%, 07/15/2033	15,000	14,729
Verizon Communications, Inc.
2.36%, 03/15/2032	10,000	8,043
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
2.55%, 03/21/2031	$ 20,000	$ 16,699
2.85%, 09/03/2041	4,000	2,845
3.15%, 03/22/2030	50,000	44,429
		247,879
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	28,625
4.40%, 07/01/2027*	28,000	26,428
		55,053
Total Corporate Bonds & Notes (cost $8,855,445)		8,191,381
ASSET BACKED SECURITIES — 4.2%
Auto Loan Receivables — 1.0%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	35,000	34,095
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	100,000	98,935
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	97,574	96,792
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	16,799	16,588
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,726
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,803
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	20,000	19,799
Series 2019-4A, Class D 2.58%, 09/15/2025*	35,424	34,867
Series 2020-1A, Class D 2.73%, 12/15/2025*	13,136	12,852
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,868
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	8,976
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	7,981
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,765
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,683
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	98,252
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,037
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,724

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	$ 15,000	$ 14,939
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,819
Series 2019-3A, Class D 2.72%, 11/15/2024*	4,081	4,075
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,876
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,754
		624,206
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A 2.50%, 09/21/2026*	100,000	94,467
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.73%, (1 ML+1.58%), 10/25/2034	3,481	3,356
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.25%, (1 ML+0.10%), 02/25/2037	25,289	12,641
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.65%, (1 ML+0.50%), 11/25/2036	125,567	116,260
		132,257
Other Asset Backed Securities — 2.8%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	55,505	50,212
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(2)	53,025	48,737
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	5,785	5,709
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 6.40%, (3 ML+1.13%), 04/19/2034*	100,000	98,146
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,829
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	28,000	28,025
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,000	41,538
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,750	45,221
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	93,674
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	$ 20,000	$ 19,776
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	99,160	97,737
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	56,798	52,436
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	71,509	65,824
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.28%, (1 ML+0.13%), 05/25/2037	47,880	35,682
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,321
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	102,440	84,103
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(2)	56,243	52,060
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.39%, (3 ML+1.13%), 04/15/2034*	100,000	97,357
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.50%, (3 ML+1.24%), 04/15/2034*	100,000	97,588
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(2)	69,783	63,234
VOLT CIII LLC
Series 2021-CF1, Class A1 1.99%, 08/25/2051*(2)	58,803	54,587
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	58,456	53,715
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	58,824	53,576
Voya CLO, Ltd. FRS
Series 2015-1A, Class A1R 6.16%, (3 ML+0.90%), 01/18/2029*	119,976	119,333
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.42%, (3 ML+1.17%), 07/20/2032*	250,000	245,685
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,250	42,759
		1,678,864
Total Asset Backed Securities (cost $2,581,305)		2,529,794
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
Commercial and Residential — 6.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	102,367

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	$ 22,093	$ 18,140
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	16,024	14,354
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	20,771	16,911
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	39,257	31,869
Series 2021-4, Class A2 1.24%, 01/20/2065*(3)	27,166	21,526
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	20,869	18,855
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	83,026
BANK VRS
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(3)(4)	817,159	20,326
Series 2020-BN26, Class XA 1.34%, 03/15/2063(3)(4)	980,048	57,069
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(3)	20,000	20,320
Series 2022-C18, Class A5 5.71%, 12/15/2055(3)	10,000	10,363
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.57%, 02/25/2036(3)	27,768	24,231
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(3)(4)	296,798	4,784
Series 2018-B1, Class XA 0.68%, 01/15/2051(3)(4)	133,180	2,440
Series 2018-B8, Class XA 0.78%, 01/15/2052(3)(4)	900,716	22,217
Series 2019-B10, Class XA 1.36%, 03/15/2062(3)(4)	284,125	14,023
Series 2020-B22, Class XA 1.63%, 01/15/2054(3)(4)	149,209	12,623
Series 2020-B18, Class XA 1.91%, 07/15/2053(3)(4)	99,461	7,176
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	65,000	64,284
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (1 Yr USTYCR+2.40%), 03/25/2036	11,401	10,605
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(3)	34,111	27,018
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	38,007	29,049
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	85,673
Series 2014-CR21, Class A3 3.53%, 12/10/2047	105,751	101,417
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	$ 123,000	$ 121,260
Series 2014-CR17, Class A5 3.98%, 05/10/2047	60,000	58,640
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	15,084	7,595
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(3)(4)	831,520	7,713
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(3)	67,193	51,910
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(3)	50,644	40,660
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(3)	43,530	36,104
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(3)	81,840	67,197
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(3)	89,529	75,749
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(3)	23,575	20,934
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	104,589
Series 2016-C1, Class ASB 3.04%, 05/10/2049	36,232	34,560
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(3)(4)	99,438	6,299
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 5.81%, 05/25/2035(3)	17,959	16,214
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(3)	33,100	27,523
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	54,321	43,710
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(3)	67,309	51,682
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(3)	63,607	54,213
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	110,000	78,691
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	29,043
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(3)(4)	1,048,330	15,404
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	86,000	79,500
Series 2014-GC20, Class A5 4.00%, 04/10/2047	115,000	113,313
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.57%, 03/25/2047(3)	8,749	5,663

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2006-AR2, Class 3A1 4.41%, 04/25/2036(3)	$ 3,034	$ 1,997
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.69%, (1 ML+0.27%), 05/25/2035	14,099	12,963
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	72,336
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	18,104
Series 2013-C16, Class A4 4.17%, 12/15/2046	64,000	63,654
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(2)	66,648	66,096
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.01%, (1 ML+2.80%), 02/01/2026*	44,989	44,446
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 4.16%, 02/25/2035(3)	10,439	9,794
Series 2005-A1, Class 2A1 4.20%, 12/25/2034(3)	4,388	4,283
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	11,119	10,739
Series 2018-1, Class A1 3.25%, 05/25/2062*(3)	18,240	17,525
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	14,655	14,470
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(3)(4)	169,325	1,458
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(3)(4)	94,203	3,071
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,159	7,044
MortgageIT Trust FRS
Series 2005-4, Class A1 5.71%, (1 ML+0.56%), 10/25/2035	17,531	17,077
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.90%, (1 ML+0.75%), 01/25/2048*	26,393	25,575
Series 2017-5A, Class A1 6.65%, (1 ML+1.50%), 06/25/2057*	19,891	19,701
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(3)	33,095	30,472
Series 2016-2A, Class A1 3.75%, 11/26/2035*(3)	21,667	20,191
Series 2015-1A, Class A3 3.75%, 05/28/2052*(3)	9,809	8,915
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2016-4A, Class A1 3.75%, 11/25/2056*(3)	$ 22,753	$ 20,684
Series 2017-1A, Class A1 4.00%, 02/25/2057*(3)	39,031	36,377
Series 2017-2A, Class A3 4.00%, 03/25/2057*(3)	39,070	36,375
Series 2017-3A, Class A1 4.00%, 04/25/2057*(3)	30,741	28,910
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	20,813	19,018
Series 2017-6A, Class A1 4.00%, 08/27/2057*(3)	36,213	33,408
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(3)	72,542	58,858
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	3,809	3,341
Oaktown Re, Ltd. FRS
Series 2018-1A, Class M1 6.70%, (1 ML+1.55%), 07/25/2028*	13,195	13,201
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(3)	42,394	33,876
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(3)	81,711	68,375
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 2.95%, 10/25/2025*(2)	64,303	63,398
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(2)	65,121	59,392
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	78,454
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	49,552	37,985
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(3)	31,701	26,998
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(3)	53,839	43,005
Towd Point Mtg. Trust FRS
Series 2017-5, Class A1 4.60%, (1 ML+0.60%), 02/25/2057*	9,248	9,235
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(3)	8,162	8,041
Series 2017-2, Class A1 2.75%, 04/25/2057*(3)	3,262	3,224
Series 2017-3, Class A1 2.75%, 07/25/2057*(3)	8,972	8,713
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	28,873	27,286
Series 2021-R1, Class A1 2.92%, 11/30/2060*(3)	91,500	74,754
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(3)	43,410	36,278

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	$ 65,000	$ 63,068
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(3)(4)	532,423	8,435
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(3)	7,002	6,127
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	120,000	116,822
Series 2014-LC14, Class A5 4.05%, 03/15/2047	110,000	108,398
Series 2014-C19, Class A5 4.10%, 03/15/2047	50,111	49,311
		3,620,090
U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	68,000	64,288
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(3)(4)	174,237	6,218
Series K064, Class X1 0.74%, 03/25/2027(3)(4)	292,062	5,458
Series K122, Class X1 0.97%, 11/25/2030(3)(4)	99,436	4,937
Series K121, Class X1 1.12%, 10/25/2030(3)(4)	110,650	6,265
Series K114, Class X1 1.21%, 06/25/2030(3)(4)	203,926	12,560
Series K104, Class X1 1.25%, 01/25/2030(3)(4)	166,948	9,563
Series K111, Class X1 1.68%, 05/25/2030(3)(4)	99,371	8,353
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	5,847	5,657
Series 3964, Class MD 2.00%, 01/15/2041	348	331
Series 5170, Class DP 2.00%, 07/25/2050	49,552	41,318
Series 4961, Class JB 2.50%, 12/15/2042	23,917	21,328
Series 3883, Class PB 3.00%, 05/15/2041	7,517	6,963
Series 1577, Class PK 6.50%, 09/15/2023	10	10
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	12,800	11,603
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.97%, (SOFR30A+2.90%), 04/25/2042*	$ 20,000	$ 19,969
Series 2023-HQA1, Class M1B 8.57%, (SOFR30A+3.50%), 05/25/2043*	30,000	30,525
Series 2022-HQA3, Class M1B 8.62%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,137
Series 2022-DNA6, Class M1B 8.77%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,312
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2023-DNA2, Class M1B 8.32%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,056
Series 2023-HQA2, Class M1B 8.42%, (SOFR30A+3.35%), 06/25/2043*	55,000	55,550
Series 2022-HQA2, Class M1B 9.07%, (SOFR30A+4.00%), 07/25/2042*	20,000	20,600
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	13,443	12,319
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.30%, (1 ML+2.15%), 09/25/2031*	530	530
Series 2019-HRP1, Class M2 7.30%, (1 ML+2.15%), 11/25/2039*	7,792	7,813
Series 2023-R05, Class 1M2 8.17%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,021
Series 2017-C01, Class 1M2 8.70%, (1 ML+3.55%), 07/25/2029	12,170	12,596
Series 2016-C07, Class 2M2 9.50%, (1 ML+4.35%), 05/25/2029	20,823	21,864
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	6,782	6,446
Series 2011-117, Class MA 2.00%, 08/25/2040	501	482
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,820	4,328
Series 2012-18, Class GA 2.00%, 12/25/2041	8,307	7,393
Series 2016-11, Class GA 2.50%, 03/25/2046	11,497	10,362
Series 2019-54, Class KC 2.50%, 09/25/2049	43,095	38,799
Series 2015-48, Class QB 3.00%, 02/25/2043	9,778	9,181
Series 2016-38, Class NA 3.00%, 01/25/2046	6,692	6,088
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,727

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-34, Class JK 3.00%, 05/25/2047	$ 4,674	$ 4,372
Series 2019-45, Class PT 3.00%, 08/25/2049	17,218	15,489
Series 2012-52, Class PA 3.50%, 05/25/2042	6,972	6,581
Series 2012-120, Class ZB 3.50%, 11/25/2042	50,812	46,347
Series 2017-26, Class CG 3.50%, 07/25/2044	7,130	6,859
Series 2018-23, Class LA 3.50%, 04/25/2048	16,150	15,142
Series 2019-7, Class JA 3.50%, 03/25/2049	14,741	13,765
Series 2019-14, Class CA 3.50%, 04/25/2049	18,367	17,202
Series 2017-35, Class AH 3.50%, 04/25/2053	7,854	7,574
Series 2017-84, Class KA 3.50%, 04/25/2053	8,573	8,188
Series 2018-70, Class HA 3.50%, 10/25/2056	12,383	11,738
Series 2019-12, Class HA 3.50%, 11/25/2057	16,988	15,860
Series 2017-49, Class JA 4.00%, 07/25/2053	7,705	7,467
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	68,599
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.28%, 06/25/2034(3)(4)	331,200	24,346
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	3,284	3,235
Series 2015-151, Class BA 1.70%, 10/20/2045	1,030	1,021
Series 2013-37, Class LG 2.00%, 01/20/2042	8,229	7,691
Series 2005-74, Class HB 7.50%, 09/16/2035	124	125
Series 2005-74, Class HC 7.50%, 09/16/2035	1,530	1,556
		831,107
Total Collateralized Mortgage Obligations (cost $5,047,337)		4,451,197
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 23.4%
U.S. Government — 8.7%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	332,322
1.38%, 08/15/2050	190,000	110,400
2.25%, 08/15/2046 to 02/15/2052	210,000	152,154
2.50%, 02/15/2045	90,000	69,680
2.88%, 08/15/2045	370,000	305,322
3.00%, 08/15/2052	340,000	289,080
3.13%, 08/15/2044	600,000	519,211
3.38%, 05/15/2044(5)(6)	1,015,000	915,046
3.63%, 05/15/2053	115,000	110,526
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.88%, 02/15/2043 to 05/15/2043	$ 540,000	$ 526,629
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	10,896	7,219
0.25%, 02/15/2050(7)	259,550	181,302
0.88%, 02/15/2047(7)	43,978	36,861
United States Treasury Notes
3.63%, 05/31/2028	455,000	445,047
4.13%, 06/15/2026	630,000	623,651
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	503,952	460,083
0.75%, 07/15/2028(7)	96,666	91,590
		5,176,123
U.S. Government Agency — 14.7%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	346,033	283,490
2.50%, 01/01/2028 to 01/01/2052	465,478	395,827
3.00%, 08/01/2027	1,061	1,019
3.50%, 03/01/2042 to 09/01/2043	20,938	19,601
4.00%, 10/01/2043	9,763	9,391
4.50%, 01/01/2039	384	380
5.00%, 05/01/2034 to 10/01/2052	578,293	567,007
5.50%, 07/01/2034 to 05/01/2037	2,757	2,788
6.00%, 08/01/2026	2,437	2,461
6.50%, 05/01/2029	325	336
Federal Home Loan Mtg. Corp. FRS
4.30%, (6 ML+1.49%), 02/01/2037	419	416
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	1,036,479	849,868
2.50%, 02/01/2043 to 05/01/2051	233,811	200,090
2.97%, 06/01/2027	97,270	91,103
3.00%, 12/01/2027 to 01/01/2028	5,810	5,556
4.50%, 01/01/2039 to 05/01/2041	10,462	10,293
5.00%, 05/01/2035 to 09/01/2052	234,958	230,665
5.50%, 12/01/2029 to 06/01/2038	78,065	79,255
6.00%, 12/01/2033 to 11/01/2038	5,954	6,162
7.00%, 06/01/2037	4,047	4,287
Federal National Mtg. Assoc. FRS
4.07%, (12 ML+1.82%), 10/01/2040	480	487
4.58%, (12 ML+1.57%), 05/01/2037	449	452
Government National Mtg. Assoc.
2.00%, July 30 TBA	50,000	42,021
2.50%, July 30 TBA	350,000	303,051
3.00%, July 30 TBA	750,000	670,107
3.50%, July 30 TBA	600,000	553,758
4.00%, 07/15/2041 to 10/15/2041	14,274	13,790
4.00%, July 30 TBA	75,000	70,966
4.50%, 06/15/2041	31,880	31,461
4.50%, July 30 TBA	225,000	217,160
6.00%, 11/15/2028	4,633	4,691
7.00%, 07/15/2033	1,893	1,939
Uniform Mtg. Backed Securities
1.50%, July 15 TBA	175,000	150,965
2.00%, July 15 TBA	175,000	155,066
2.00%, July 30 TBA	200,000	163,086
3.00%, July 30 TBA	250,000	220,010
4.00%, July 30 TBA	425,000	398,819
4.50%, July 30 TBA	2,195,000	2,110,287

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.00%, July 30 TBA		$ 200,000	$ 195,969
5.50%, July 30 TBA		755,000	751,343
			8,815,423
Total U.S. Government & Agency Obligations (cost $14,964,784)			13,991,546
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Sovereign — 1.0%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	117,107
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	90,984
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	103,740
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	43,010
2.75%, 04/14/2041	EUR	25,000	16,695
3.38%, 02/08/2038	EUR	25,000	19,560
4.63%, 04/03/2049	EUR	42,000	35,348
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	80,803
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	70,619
Total Foreign Government Obligations (cost $815,917)			577,866
MUNICIPAL SECURITIES — 0.7%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,938
6.14%, 12/01/2039		15,000	14,166
6.32%, 11/01/2029		45,000	44,912
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,751
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		70,000	64,728
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		65,000	60,012
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		30,000	30,533
5.18%, 11/15/2049		35,000	31,879
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		10,000	11,413
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		70,000	68,104
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	68,653
Security Description	Shares or Principal Amount	Value

State of California General Obligation Bonds
7.30%, 10/01/2039	$ 15,000	$ 18,112
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	30,110
Total Municipal Securities (cost $487,233)		456,311
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	15
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	4,993,406	32,427
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	5,872,577	35,952
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	5,499,263	539
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	6,267,004	4,418
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	46,638	21
Total Purchased Options (cost $103,857)		73,357
Total Long-Term Investment Securities (cost $64,202,726)		64,924,897
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(8)	80,000	80,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	95,000	95,000
BNP Paribas SA Joint Repurchase Agreement(8)	80,000	80,000
Deutsche Bank AG Joint Repurchase Agreement(8)	80,000	80,000

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(8)	$ 80,000	$ 80,000
Total Repurchase Agreements (cost $415,000)		415,000
TOTAL INVESTMENTS (cost $64,617,726)	109.1%	65,339,897
Other assets less liabilities	(9.1)	(5,457,190)
NET ASSETS	100.0%	$59,882,707
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $7,804,950 representing 13.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	65,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$735	$3,040	$3,775
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	72	4,879	4,951
								$807	$7,919	$8,726
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$103,000	USD	$103,000	1.000%	Quarterly	Jun 2027	$4,517	$(3,373)	$1,144
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	E-Mini Russell 2000 Index	September 2023	$ 373,579	$ 380,740	$ 7,161
6	Short	Euro-BOBL	September 2023	762,836	757,577	5,259
2	Short	Euro-BUND	September 2023	292,911	291,874	1,037
10	Short	U.S. Treasury 10 Year Notes	September 2023	1,145,031	1,122,656	22,375
8	Short	U.S. Treasury Long Bonds	September 2023	1,017,064	1,015,250	1,814
1	Short	U.S. Treasury Ultra Bonds	September 2023	136,688	136,219	469
						$38,115
						Unrealized (Depreciation)
16	Long	U.S. Treasury 2 Year Notes	September 2023	$3,261,828	$3,253,500	$ (8,328)
17	Long	U.S. Treasury 5 Year Notes	September 2023	1,855,029	1,820,593	(34,436)
12	Long	U.S. Treasury Ultra 10 Year Notes	September 2023	1,436,438	1,421,251	(15,187)
3	Short	Euro Buxl 30 Year Bonds	September 2023	443,717	456,995	(13,278)
						$(71,229)
		Net Unrealized Appreciation (Depreciation)				$(33,114)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	420,000	USD	452,629	09/20/2023	$—	$ (7,428)
Goldman Sachs International	BRL	551,000	USD	110,914	09/20/2023	—	(2,585)
Unrealized Appreciation (Depreciation)						$—	$(10,013)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$2,832,173	$—	$0	$2,832,173
Commercial Services	1,165,852	1,190,306	—	2,356,158
Other Industries	29,465,099	—	—	29,465,099
Corporate Bonds & Notes	—	8,191,381	—	8,191,381
Asset Backed Securities	—	2,529,794	—	2,529,794
Collateralized Mortgage Obligations	—	4,451,197	—	4,451,197
U.S. Government & Agency Obligations	—	13,991,546	—	13,991,546
Foreign Government Obligations	—	577,866	—	577,866
Municipal Securities	—	456,311	—	456,311
Escrows and Litigation Trusts	—	15	—	15
Purchased Options	—	73,357	—	73,357
Repurchase Agreements	—	415,000	—	415,000
Total Investments at Value	$33,463,124	$31,876,773	$0	$65,339,897
Other Financial Instruments:†
Swaps	$—	$7,919	$—	$7,919
Futures Contracts	38,115	—	—	38,115
Total Other Financial Instruments	$38,115	$7,919	$—	$46,034
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$3,373	$—	$3,373
Futures Contracts	71,229	—	—	71,229
Forward Foreign Currency Contracts	—	10,013	—	10,013
Total Other Financial Instruments	$71,229	$13,386	$—	$84,615
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 22.6%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,213
4.88%, 01/15/2029	35,000	32,550
		36,763
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	19,000	18,767
5.15%, 05/01/2030	21,000	20,797
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,765
Raytheon Technologies Corp.
5.15%, 02/27/2033	13,000	13,178
5.38%, 02/27/2053	5,000	5,192
		72,699
Agriculture — 0.4%
BAT Capital Corp.
4.74%, 03/16/2032	10,000	9,118
Cargill, Inc.
4.00%, 06/22/2032*	19,000	17,567
Philip Morris International, Inc.
4.88%, 02/15/2028	35,000	34,465
5.13%, 11/17/2027 to 02/15/2030	50,000	49,723
5.38%, 02/15/2033	35,000	34,923
5.63%, 11/17/2029	10,000	10,189
Reynolds American, Inc.
5.70%, 08/15/2035	10,000	9,398
		165,383
Apparel — 0.3%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	28,006
William Carter Co.
5.63%, 03/15/2027*	95,000	92,181
		120,187
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	17,000	14,688
Banks — 3.8%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,982
2.57%, 10/20/2032	20,000	16,290
2.59%, 04/29/2031	40,000	33,581
2.69%, 04/22/2032	70,000	58,012
2.97%, 02/04/2033	15,000	12,504
3.19%, 07/23/2030	95,000	83,734
5.20%, 04/25/2029	25,000	24,727
Barclays PLC
7.12%, 06/27/2034	200,000	199,920
Citigroup, Inc.
1.28%, 11/03/2025	35,000	32,787
6.17%, 05/25/2034	30,000	30,261
Deutsche Bank AG
2.13%, 11/24/2026	150,000	133,458
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	10,000	8,010
2.62%, 04/22/2032	90,000	73,811
3.81%, 04/23/2029	30,000	27,849
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	195,553
Security Description	Shares or Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.
2.55%, 11/08/2032	$ 3,000	$ 2,458
3.51%, 01/23/2029	25,000	23,109
3.70%, 05/06/2030	95,000	87,061
4.01%, 04/23/2029	15,000	14,122
M&T Bank Corp.
5.05%, 01/27/2034	80,000	73,066
Morgan Stanley
1.79%, 02/13/2032	30,000	23,271
2.24%, 07/21/2032	30,000	23,844
2.48%, 01/21/2028	35,000	31,585
3.59%, 07/22/2028	50,000	46,134
4.21%, 04/20/2028	15,000	14,410
4.43%, 01/23/2030	10,000	9,514
5.16%, 04/20/2029	30,000	29,634
Wells Fargo & Co.
2.57%, 02/11/2031	25,000	21,167
3.00%, 10/23/2026	60,000	55,696
3.35%, 03/02/2033	19,000	16,261
4.81%, 07/25/2028	25,000	24,436
4.90%, 07/25/2033	15,000	14,388
5.39%, 04/24/2034	10,000	9,936
		1,454,571
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2030 to 03/02/2033	53,000	53,071
5.75%, 03/02/2063	10,000	10,144
CSL Finance PLC
4.05%, 04/27/2029*	20,000	18,977
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,287
2.15%, 09/02/2031	20,000	15,678
2.20%, 09/02/2030	15,000	12,058
3.55%, 09/02/2050	15,000	10,129
		124,344
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	51,426
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	56,296
4.75%, 01/15/2028*	40,000	37,250
		144,972
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	30,000	29,845
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,378
		34,223
Commercial Services — 0.5%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,355
Howard University
2.80%, 10/01/2030	5,000	4,185
2.90%, 10/01/2031	25,000	20,534
3.48%, 10/01/2041	10,000	7,527
Service Corp. International
3.38%, 08/15/2030	55,000	45,996
5.13%, 06/01/2029	62,000	58,418

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
United Rentals North America, Inc.
4.88%, 01/15/2028	$ 40,000	$ 38,064
		198,079
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	90,000	81,401
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053*	18,000	18,371
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028*	10,000	9,967
Diversified Financial Services — 1.0%
American Express Co.
5.04%, 05/01/2034	5,000	4,891
Capital One Financial Corp.
1.88%, 11/02/2027	60,000	51,398
3.27%, 03/01/2030	15,000	12,736
5.25%, 07/26/2030	30,000	28,281
5.47%, 02/01/2029	20,000	19,159
5.82%, 02/01/2034	10,000	9,541
6.31%, 06/08/2029	5,000	4,966
6.38%, 06/08/2034	7,000	6,950
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	152,767
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,780
Nasdaq, Inc.
5.35%, 06/28/2028	10,000	10,014
5.55%, 02/15/2034	10,000	10,039
6.10%, 06/28/2063	5,000	5,113
Navient Corp.
7.25%, 09/25/2023	31,000	31,000
OneMain Finance Corp.
6.13%, 03/15/2024	10,000	9,966
Synchrony Financial
2.88%, 10/28/2031	10,000	7,261
7.25%, 02/02/2033	15,000	13,509
		387,371
Electric — 3.1%
AES Corp.
3.30%, 07/15/2025*	25,000	23,608
Alabama Power Co.
3.45%, 10/01/2049	25,000	18,281
4.15%, 08/15/2044	15,000	12,502
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	15,000	11,632
4.60%, 05/01/2053	10,000	8,568
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,026
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,397
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,472
5.38%, 11/15/2032	60,000	60,205
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,728
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Corp.
2.55%, 06/15/2031	$ 40,000	$ 32,959
4.50%, 08/15/2032	20,000	18,856
5.00%, 08/15/2052	5,000	4,571
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	12,772
Duke Energy Progress LLC
3.70%, 10/15/2046	30,000	23,295
4.00%, 04/01/2052	10,000	8,096
4.38%, 03/30/2044	21,000	18,197
Edison International
5.25%, 11/15/2028	10,000	9,731
6.95%, 11/15/2029	35,000	36,816
Emera, Inc.
6.75%, 06/15/2076	35,000	33,844
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,159
Evergy, Inc.
2.45%, 09/15/2024	25,000	23,948
2.90%, 09/15/2029	10,000	8,726
Eversource Energy
3.38%, 03/01/2032	11,000	9,588
5.13%, 05/15/2033	30,000	29,565
5.45%, 03/01/2028	5,000	5,034
Florida Power & Light Co.
5.10%, 04/01/2033	10,000	10,147
Georgia Power Co.
4.30%, 03/15/2042	8,000	6,895
4.70%, 05/15/2032	10,000	9,666
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	5,000	4,834
Kentucky Utilities Co.
5.45%, 04/15/2033	10,000	10,184
Louisville Gas & Electric Co.
5.45%, 04/15/2033	15,000	15,275
National Grid PLC
5.60%, 06/12/2028	5,000	5,021
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	15,000	15,684
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	10,000	8,317
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	45,000	44,001
5.00%, 02/28/2030 to 07/15/2032	25,000	24,682
6.05%, 03/01/2025	5,000	5,019
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	15,169
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,391
Pacific Gas & Electric Co.
2.50%, 02/01/2031	20,000	15,658
4.55%, 07/01/2030	35,000	31,676
4.95%, 07/01/2050	82,000	64,404
5.25%, 03/01/2052	10,000	8,121
5.90%, 06/15/2032	40,000	38,496
6.10%, 01/15/2029	10,000	9,839
6.15%, 01/15/2033	25,000	24,451
6.40%, 06/15/2033	45,000	44,754
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,633

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Puget Energy, Inc.
4.10%, 06/15/2030	$ 25,000	$ 22,762
Sempra Energy
3.40%, 02/01/2028	15,000	13,806
3.70%, 04/01/2029	16,000	14,613
5.40%, 08/01/2026	20,000	19,902
Southern California Edison Co.
2.85%, 08/01/2029	15,000	13,105
5.30%, 03/01/2028	10,000	9,999
5.85%, 11/01/2027	5,000	5,113
Southern Co.
2.95%, 07/01/2023	10,000	10,000
3.25%, 07/01/2026	30,000	28,218
5.20%, 06/15/2033	20,000	19,837
Southwestern Electric Power Co.
5.30%, 04/01/2033	55,000	54,285
Virginia Electric & Power Co.
5.00%, 04/01/2033	26,000	25,696
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	48,693
4.60%, 06/01/2032	13,000	12,276
		1,181,198
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,581
Entertainment — 0.3%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	78,000	63,511
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	60,383
		123,894
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	86,177
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,628
General Mills, Inc.
4.95%, 03/29/2033	5,000	4,955
Kellogg Co.
3.40%, 11/15/2027	20,000	18,727
		38,310
Gas — 0.4%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,155
NiSource, Inc.
3.49%, 05/15/2027	25,000	23,521
3.60%, 05/01/2030	29,000	26,117
5.25%, 03/30/2028	35,000	34,972
5.40%, 06/30/2033	10,000	10,007
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/2033	10,000	9,977
Southern California Gas Co.
5.20%, 06/01/2033	15,000	14,801
		139,550
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	$ 40,000	$ 39,708
6.30%, 02/15/2030*	15,000	14,956
		54,664
Healthcare-Products — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	50,981
Hologic, Inc.
4.63%, 02/01/2028*	48,000	45,146
		96,127
Healthcare-Services — 0.7%
Centene Corp.
2.45%, 07/15/2028	20,000	17,095
4.63%, 12/15/2029	80,000	73,635
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,399
Humana, Inc.
3.70%, 03/23/2029	35,000	32,055
5.88%, 03/01/2033	5,000	5,196
Kaiser Foundation Hospitals
2.81%, 06/01/2041	8,000	5,877
3.00%, 06/01/2051	15,000	10,501
Sutter Health
3.36%, 08/15/2050	9,000	6,459
UnitedHealth Group, Inc.
2.75%, 05/15/2040	27,000	20,057
3.50%, 08/15/2039	5,000	4,194
4.95%, 05/15/2062	5,000	4,807
5.25%, 02/15/2028	25,000	25,488
5.35%, 02/15/2033	20,000	20,782
5.88%, 02/15/2053	10,000	11,107
6.05%, 02/15/2063	5,000	5,654
		247,306
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	40,000	38,677
Insurance — 0.5%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,073
Athene Global Funding
2.65%, 10/04/2031*	45,000	34,064
2.72%, 01/07/2029*	40,000	32,574
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	55,000	46,385
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	13,000	10,592
4.75%, 03/15/2039	6,000	5,654
Unum Group
4.50%, 12/15/2049	15,000	11,513
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,514
		170,369
Internet — 0.4%
Gen Digital, Inc.
5.00%, 04/15/2025*	70,000	68,555
6.75%, 09/30/2027*	5,000	4,986

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	$ 82,000	$ 77,900
Meta Platforms, Inc.
4.80%, 05/15/2030	17,000	17,012
		168,453
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	64,311
Iron/Steel — 0.2%
ArcelorMittal SA
6.80%, 11/29/2032	34,000	34,906
Vale Overseas, Ltd.
6.13%, 06/12/2033	25,000	25,045
		59,951
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	21,553
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,288
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	15,000	10,033
3.90%, 06/01/2052	5,000	3,272
4.80%, 03/01/2050	5,000	3,772
5.13%, 07/01/2049	28,000	22,028
6.48%, 10/23/2045	15,000	14,102
Comcast Corp.
3.20%, 07/15/2036	6,000	4,922
3.25%, 11/01/2039	27,000	21,417
3.40%, 07/15/2046	5,000	3,795
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	20,406
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,772
3.80%, 03/13/2024	21,000	20,696
3.90%, 11/15/2024	35,000	33,942
4.00%, 09/15/2055	23,000	15,287
5.20%, 09/20/2047	15,000	12,276
5.30%, 05/15/2049	35,000	29,003
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	35,000	29,599
4.38%, 03/15/2043	32,000	22,576
4.95%, 01/15/2031	45,000	40,558
5.25%, 04/01/2044	15,000	11,392
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	80,000	71,620
Time Warner Cable LLC
4.50%, 09/15/2042	45,000	33,660
5.88%, 11/15/2040	30,000	26,465
		517,881
Mining — 0.0%
Glencore Funding LLC
5.70%, 05/08/2033*	15,000	14,883
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	$ 68,000	$ 58,265
3.57%, 12/01/2031	10,000	8,438
4.13%, 05/01/2025	15,000	14,444
Xerox Holdings Corp.
5.50%, 08/15/2028*	25,000	21,271
		102,418
Oil & Gas — 1.4%
Apache Corp.
4.88%, 11/15/2027	30,000	27,750
BP Capital Markets America, Inc.
2.94%, 06/04/2051	15,000	10,236
3.00%, 02/24/2050	10,000	6,969
4.81%, 02/13/2033	30,000	29,564
4.89%, 09/11/2033	23,000	22,762
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	4,068
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,842
4.38%, 01/15/2028	3,000	2,817
5.75%, 01/15/2031*	10,000	9,507
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	27,000	27,656
Ecopetrol SA
4.63%, 11/02/2031	60,000	46,319
8.63%, 01/19/2029	45,000	45,103
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,820
4.88%, 03/30/2026*	10,000	9,278
5.88%, 03/30/2031*	30,000	26,212
EQT Corp.
3.63%, 05/15/2031*	15,000	12,901
Equinor ASA
3.63%, 04/06/2040	20,000	16,775
3.70%, 04/06/2050	5,000	4,064
Hess Corp.
7.13%, 03/15/2033	3,000	3,272
7.30%, 08/15/2031	18,000	19,738
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,750
Marathon Oil Corp.
6.60%, 10/01/2037	23,000	22,932
Ovintiv, Inc.
6.25%, 07/15/2033	20,000	19,727
6.50%, 08/15/2034	5,000	5,011
6.63%, 08/15/2037	5,000	4,935
7.38%, 11/01/2031	40,000	42,896
Pioneer Natural Resources Co.
5.10%, 03/29/2026	5,000	4,970
Shell International Finance BV
2.88%, 11/26/2041	15,000	11,212
3.00%, 11/26/2051	2,000	1,409
3.25%, 04/06/2050	15,000	11,158
Viper Energy Partners LP
5.38%, 11/01/2027*	28,000	26,872
		542,525
Packaging & Containers — 0.3%
Ball Corp.
4.00%, 11/15/2023	10,000	9,925
6.00%, 06/15/2029	85,000	84,362

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Graphic Packaging International LLC
4.75%, 07/15/2027*	$ 40,000	$ 38,031
		132,318
Pharmaceuticals — 0.2%
Cigna Group
5.40%, 03/15/2033	15,000	15,265
CVS Health Corp.
5.13%, 02/21/2030	25,000	24,827
5.25%, 01/30/2031	20,000	19,937
		60,029
Pipelines — 1.0%
Cheniere Energy Partners LP
5.95%, 06/30/2033*	10,000	10,029
Enbridge, Inc.
5.70%, 03/08/2033	10,000	10,137
Energy Transfer LP
5.55%, 02/15/2028	35,000	34,902
6.13%, 12/15/2045	8,000	7,600
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	32,551
MPLX LP
4.95%, 09/01/2032 to 03/14/2052	24,000	22,714
5.20%, 03/01/2047	5,000	4,385
ONEOK, Inc.
3.40%, 09/01/2029	20,000	17,438
4.35%, 03/15/2029	5,000	4,649
5.20%, 07/15/2048	5,000	4,262
6.10%, 11/15/2032	25,000	25,434
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	33,000	29,281
4.90%, 02/15/2045	10,000	8,050
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	10,000	9,506
Targa Resources Corp.
4.20%, 02/01/2033	15,000	13,277
6.13%, 03/15/2033	10,000	10,218
6.25%, 07/01/2052	15,000	14,662
6.50%, 02/15/2053	7,000	7,149
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,322
TransCanada PipeLines, Ltd.
2.50%, 10/12/2031	10,000	8,065
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,888
Western Midstream Operating LP
4.50%, 03/01/2028	5,000	4,715
4.75%, 08/15/2028	25,000	23,728
6.15%, 04/01/2033	15,000	15,118
Williams Cos., Inc.
4.65%, 08/15/2032	28,000	26,516
5.65%, 03/15/2033	10,000	10,133
		367,729
REITS — 0.9%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,196
2.40%, 03/15/2025	5,000	4,708
Security Description	Shares or Principal Amount	Value

REITS (continued)
3.65%, 03/15/2027	$ 15,000	$ 14,042
American Tower Trust #1
5.49%, 03/15/2028*	50,000	50,040
Crown Castle, Inc.
4.80%, 09/01/2028	43,000	41,712
5.00%, 01/11/2028	20,000	19,627
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,726
EPR Properties
4.95%, 04/15/2028	35,000	31,267
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	5,000	4,037
4.00%, 01/15/2031	28,000	24,208
5.30%, 01/15/2029	5,000	4,761
5.75%, 06/01/2028	15,000	14,675
SBA Tower Trust
2.84%, 01/15/2025*	40,000	37,981
VICI Properties LP
4.95%, 02/15/2030	34,000	31,895
5.13%, 05/15/2032	20,000	18,713
		324,588
Retail — 0.6%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,511
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	49,126
5.63%, 01/01/2030*	40,000	36,153
Gap, Inc.
3.63%, 10/01/2029*	55,000	38,862
3.88%, 10/01/2031*	65,000	44,494
O'Reilly Automotive, Inc.
4.35%, 06/01/2028	5,000	4,841
4.70%, 06/15/2032	30,000	28,895
		215,882
Semiconductors — 0.5%
Broadcom, Inc.
3.14%, 11/15/2035*	5,000	3,835
4.00%, 04/15/2029*	35,000	32,326
4.30%, 11/15/2032	15,000	13,759
Intel Corp.
3.05%, 08/12/2051	7,000	4,691
3.10%, 02/15/2060	10,000	6,396
4.90%, 08/05/2052	10,000	9,230
5.13%, 02/10/2030	5,000	5,031
5.70%, 02/10/2053	5,000	5,086
5.90%, 02/10/2063	15,000	15,491
Marvell Technology, Inc.
2.45%, 04/15/2028	18,000	15,715
2.95%, 04/15/2031	15,000	12,574
NVIDIA Corp.
3.50%, 04/01/2040	19,000	16,266
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,899
5.55%, 12/01/2028	10,000	10,062
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	16,124
		181,485

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 1.1%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	$ 84,000	$ 75,180
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	55,044
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,074
3.88%, 02/15/2031*	10,000	8,665
4.00%, 11/15/2029*	10,000	9,050
Open Text Corp.
3.88%, 12/01/2029*	50,000	41,793
6.90%, 12/01/2027*	34,000	34,613
Oracle Corp.
2.30%, 03/25/2028	20,000	17,649
2.95%, 04/01/2030	10,000	8,729
3.60%, 04/01/2040	11,000	8,510
3.85%, 04/01/2060	58,000	40,878
4.90%, 02/06/2033	26,000	25,238
6.15%, 11/09/2029	25,000	26,039
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	47,867
		416,329
Telecommunications — 0.6%
AT&T, Inc.
2.55%, 12/01/2033	15,000	11,782
3.55%, 09/15/2055	34,000	23,802
3.65%, 06/01/2051 to 09/15/2059	12,000	8,733
3.80%, 12/01/2057	25,000	18,100
4.50%, 05/15/2035	10,000	9,193
5.40%, 02/15/2034	15,000	15,026
Nokia Oyj
6.63%, 05/15/2039	15,000	14,343
Rogers Communications, Inc.
3.80%, 03/15/2032*	10,000	8,741
4.55%, 03/15/2052*	17,000	13,672
T-Mobile USA, Inc.
2.05%, 02/15/2028	30,000	26,013
5.05%, 07/15/2033	25,000	24,548
Verizon Communications, Inc.
2.55%, 03/21/2031	10,000	8,349
2.85%, 09/03/2041	23,000	16,358
3.15%, 03/22/2030	35,000	31,101
4.27%, 01/15/2036	6,000	5,410
		235,171
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	33,396
4.00%, 07/15/2025*	10,000	9,566
4.40%, 07/01/2027*	25,000	23,596
		66,558
Total Corporate Bonds & Notes (cost $9,235,730)		8,550,936
ASSET BACKED SECURITIES — 6.8%
Auto Loan Receivables — 1.7%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	38,966
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	$ 100,000	$ 98,935
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	97,574	96,792
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	19,598	19,353
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,726
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,803
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	20,000	19,799
Series 2019-4A, Class D 2.58%, 09/15/2025*	43,015	42,339
Series 2020-1A, Class D 2.73%, 12/15/2025*	16,421	16,065
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,868
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	8,976
Series 2023-3A, Class B 6.11%, 09/15/2027	9,000	8,978
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,764
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,683
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	98,252
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,037
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,724
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	14,939
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,819
Series 2019-3A, Class D 2.72%, 11/15/2024*	4,897	4,890
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,876
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,754
		644,338

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.73%, (1 ML+1.58%), 10/25/2034	$ 6,961	$ 6,712
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.25%, (1 ML+0.10%), 02/25/2037	26,389	13,190
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.65%, (1 ML+0.50%), 11/25/2036	156,959	145,326
		165,228
Other Asset Backed Securities — 4.6%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	55,505	50,212
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)	53,025	48,737
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.46%, 10/15/2024*	3,171	3,158
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 6.35%, (3 ML+1.10%), 04/20/2034*	250,000	244,526
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,829
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	30,000	30,027
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,000	41,538
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,375	42,269
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,300	54,265
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	93,674
KKR CLO, Ltd. FRS
Series 22A, Class A 6.40%, (3 ML+1.15%), 07/20/2031*	250,000	247,355
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	20,000	19,776
Madison Park Funding XLI, Ltd. FRS
Series 12A, Class AR 6.10%, (3 ML+0.83%), 04/22/2027*	136,395	135,555
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	73,187	61,087
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	56,798	52,436
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	71,509	65,824
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.28%, (1 ML+0.13%), 05/25/2037	53,767	40,069
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	$ 25,000	$ 22,321
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	105,395	86,529
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.39%, (3 ML+1.13%), 04/15/2034*	100,000	97,357
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.50%, (3 ML+1.24%), 04/15/2034*	100,000	97,588
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	58,456	53,715
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	60,526	54,904
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(1)	58,824	53,576
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,250	42,759
		1,749,086
Total Asset Backed Securities (cost $2,594,763)		2,558,652
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.9%
Commercial and Residential — 10.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	111,673
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	16,024	14,354
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	20,771	16,911
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	39,257	31,869
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	23,999	21,683
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	37,170	30,924
BANK VRS
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(2)(3)	817,159	20,326
Series 2019-BN20, Class XA 0.94%, 09/15/2062(2)(3)	898,232	35,038
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	20,320
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	10,363
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.57%, 02/25/2036(2)	32,201	28,100
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	335,707	5,411

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2018-B1, Class XA 0.68%, 01/15/2051(2)(3)	$ 150,272	$ 2,753
Series 2018-B8, Class XA 0.78%, 01/15/2052(2)(3)	900,716	22,217
Series 2019-B10, Class XA 1.36%, 03/15/2062(2)(3)	319,875	15,787
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	163,135	13,801
Series 2020-B18, Class XA 1.91%, 07/15/2053(2)(3)	99,461	7,176
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (1 Yr USTYCR+2.40%), 03/25/2036	14,214	13,221
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	34,111	27,018
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(2)	72,369	57,717
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	119,090
Series 2014-CR21, Class A3 3.53%, 12/10/2047	130,852	125,489
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	150,000	147,878
Series 2014-CR17, Class A5 3.98%, 05/10/2047	65,000	63,527
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	177,938
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	19,225	9,680
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	49,954	48,112
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(2)(3)	1,009,420	9,363
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	50,644	40,660
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	89,530	75,749
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	25,933	23,027
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	113,684
Series 2016-C1, Class ASB 3.04%, 05/10/2049	47,380	45,193
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(2)(3)	100,433	6,362
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 5.81%, 05/25/2035(2)	22,449	20,268
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(2)	$ 56,392	$ 45,286
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	125,000	89,422
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	29,474
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(2)(3)	1,177,657	17,305
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	97,000	89,669
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	137,947
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.78%, 02/13/2053(2)(3)	989,007	30,089
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.57%, 03/25/2047(2)	10,369	6,712
Series 2006-AR2, Class 3A1 4.41%, 04/25/2036(2)	3,371	2,219
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.69%, (1 ML+0.27%), 05/25/2035	18,505	17,014
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(1)	90,080	80,842
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,630
Series 2013-C16, Class A4 4.17%, 12/15/2046	68,000	67,632
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(1)	66,648	66,096
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.01%, (1 ML+2.80%), 02/01/2026*	44,989	44,446
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 4.16%, 02/25/2035(2)	5,282	4,956
Series 2005-A1, Class 2A1 4.20%, 12/25/2034(2)	5,569	5,436
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(2)	50,550	41,787
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	29,765	25,829
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	206,634	1,780
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(2)(3)	100,532	3,278

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	$ 19,952	$ 8,191
MortgageIT Trust FRS
Series 2005-4, Class A1 5.71%, (1 ML+0.56%), 10/25/2035	23,087	22,489
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.90%, (1 ML+0.75%), 01/25/2048*	30,615	29,667
Series 2017-5A, Class A1 6.65%, (1 ML+1.50%), 06/25/2057*	23,232	23,009
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(2)	15,630	14,130
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	33,095	30,472
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	26,001	24,229
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	26,166	23,787
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	45,149	42,079
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	45,582	42,437
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	36,288	34,127
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	24,597	22,476
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	41,741	38,508
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	30,712	28,813
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	72,542	58,858
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	7,427	6,515
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	81,711	68,375
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	77,338	70,179
Series 2021-3, Class A1 1.87%, 04/25/2026*(1)	60,107	56,025
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	67,010	61,720
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	67,694	62,903
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	87,684
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	52,160	39,985
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	53,839	43,005
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	81,772	66,146
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(1)	$ 100,000	$ 97,211
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	9,049	8,915
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	3,262	3,224
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	31,667	29,926
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	91,500	74,754
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(2)	33,576	28,691
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	77,543	65,673
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	105,000	101,879
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(2)(3)	532,423	8,435
Series 2015-NXS1, Class D 4.29%, 05/15/2048(2)	10,000	8,218
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(2)	8,618	7,540
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,280	141,433
Series 2014-C19, Class A5 4.10%, 03/15/2047	55,111	54,231
		3,998,470
U.S. Government Agency — 2.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	74,687
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	199,128	7,106
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	342,260	6,396
Series K124, Class X1 0.81%, 12/25/2030(2)(3)	289,005	12,242
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	99,436	4,937
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	122,505	6,936
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	228,795	14,092
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	186,589	10,688
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	99,371	8,353

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	$ 6,733	$ 6,514
Series 3964, Class MD 2.00%, 01/15/2041	673	639
Series 5170, Class DP 2.00%, 07/25/2050	49,552	41,318
Series 4961, Class JB 2.50%, 12/15/2042	26,905	23,992
Series 3883, Class PB 3.00%, 05/15/2041	8,577	7,945
Series 1577, Class PK 6.50%, 09/15/2023	15	15
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	17,066	15,470
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.97%, (SOFR30A+2.90%), 04/25/2042*	20,000	19,969
Series 2023-HQA1, Class M1B 8.57%, (SOFR30A+3.50%), 05/25/2043*	30,000	30,525
Series 2022-HQA3, Class M1B 8.62%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,138
Series 2022-DNA6, Class M1B 8.77%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,313
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2023-DNA2, Class M1B 8.32%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,056
Series 2023-HQA2, Class M1B 8.42%, (SOFR30A+3.35%), 06/25/2043*	60,000	60,600
Series 2022-HQA2, Class M1B 9.07%, (SOFR30A+4.00%), 07/25/2042*	20,000	20,600
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	15,276	13,999
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.30%, (1 ML+2.15%), 09/25/2031*	530	530
Series 2019-HRP1, Class M2 7.30%, (1 ML+2.15%), 11/25/2039*	9,350	9,376
Series 2023-R05, Class 1M2 8.17%, (SOFR30A+3.10%), 06/25/2043*	18,000	18,023
Series 2017-C01, Class 1M2 8.70%, (1 ML+3.55%), 07/25/2029	14,199	14,695
Series 2016-C07, Class 2M2 9.50%, (1 ML+4.35%), 05/25/2029	24,343	25,560
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	$ 7,867	$ 7,477
Series 2011-117, Class MA 2.00%, 08/25/2040	727	699
Series 2012-21, Class PQ 2.00%, 09/25/2041	5,258	4,722
Series 2012-18, Class GA 2.00%, 12/25/2041	9,345	8,317
Series 2016-11, Class GA 2.50%, 03/25/2046	13,587	12,246
Series 2019-54, Class KC 2.50%, 09/25/2049	48,165	43,364
Series 2015-48, Class QB 3.00%, 02/25/2043	11,036	10,361
Series 2016-38, Class NA 3.00%, 01/25/2046	6,692	6,088
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,727
Series 2017-34, Class JK 3.00%, 05/25/2047	5,393	5,045
Series 2019-45, Class PT 3.00%, 08/25/2049	19,243	17,310
Series 2012-52, Class PA 3.50%, 05/25/2042	8,134	7,677
Series 2012-120, Class ZB 3.50%, 11/25/2042	50,812	46,347
Series 2017-26, Class CG 3.50%, 07/25/2044	8,149	7,839
Series 2018-23, Class LA 3.50%, 04/25/2048	18,586	17,426
Series 2019-7, Class JA 3.50%, 03/25/2049	18,017	16,824
Series 2019-14, Class CA 3.50%, 04/25/2049	20,409	19,114
Series 2017-35, Class AH 3.50%, 04/25/2053	8,901	8,584
Series 2017-84, Class KA 3.50%, 04/25/2053	9,798	9,358
Series 2018-70, Class HA 3.50%, 10/25/2056	13,209	12,520
Series 2019-12, Class HA 3.50%, 11/25/2057	18,963	17,704
Series 2017-49, Class JA 4.00%, 07/25/2053	8,406	8,146
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	68,599
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	3,760	3,704
Series 2015-151, Class BA 1.70%, 10/20/2045	1,159	1,149
Series 2013-37, Class LG 2.00%, 01/20/2042	9,080	8,486

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2005-74, Class HA 7.50%, 09/16/2035	$ 2	$ 2
Series 2005-74, Class HB 7.50%, 09/16/2035	1,237	1,246
		886,795
Total Collateralized Mortgage Obligations (cost $5,504,814)		4,885,265
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.1%
U.S. Government — 13.2%
United States Treasury Bonds
2.25%, 08/15/2046	175,000	127,853
2.50%, 02/15/2045(4)	363,000	281,041
2.88%, 08/15/2045	400,000	330,078
3.00%, 11/15/2045 to 08/15/2052	685,000	581,235
3.13%, 08/15/2044	505,000	437,002
3.38%, 08/15/2042 to 11/15/2048	800,000	723,786
3.38%, 05/15/2044(5)	495,000	446,254
3.88%, 02/15/2043	310,000	302,250
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	43,583	28,875
0.25%, 02/15/2050(6)	283,145	197,784
United States Treasury Notes
4.13%, 06/15/2026	940,000	930,527
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	527,667	481,734
0.75%, 07/15/2028(6)	108,750	103,038
		4,971,457
U.S. Government Agency — 24.9%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	370,750	303,740
2.50%, 01/01/2028 to 12/01/2051	314,342	267,922
3.00%, 08/01/2027	8,141	7,829
3.50%, 03/01/2042 to 09/01/2043	36,598	34,259
4.00%, 09/01/2040 to 10/01/2043	20,278	19,507
4.50%, 01/01/2039	749	740
5.00%, 05/01/2034 to 10/01/2052	606,985	595,227
5.50%, 05/01/2037 to 06/01/2037	3,234	3,326
6.50%, 05/01/2029 to 07/01/2035	1,204	1,244
Federal Home Loan Mtg. Corp. FRS
4.30%, (6 ML+1.49%), 02/01/2037	761	756
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	1,110,512	910,573
2.50%, 04/01/2028 to 08/01/2052	404,662	346,626
2.66%, 03/01/2027	385,400	357,736
3.00%, 10/01/2027 to 01/01/2028	15,711	15,041
4.00%, 11/01/2025	432	421
4.50%, 01/01/2039 to 05/01/2041	17,505	17,282
5.00%, 05/01/2035 to 09/01/2052	253,193	248,426
5.50%, 12/01/2029 to 06/01/2038	20,143	20,471
6.00%, 06/01/2026 to 05/01/2034	30,262	30,834
6.50%, 06/01/2035 to 10/01/2037	12,206	12,486
7.00%, 06/01/2037	4,206	4,456
Federal National Mtg. Assoc. FRS
4.07%, (12 ML+1.82%), 10/01/2040	916	929
4.58%, (12 ML+1.57%), 05/01/2037	797	803
Government National Mtg. Assoc.
2.00%, July 30 TBA	75,000	63,032
2.50%, July 30 TBA	425,000	367,990
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.00%, July 30 TBA		$ 700,000	$ 625,434
3.50%, July 30 TBA		660,000	609,134
4.00%, 09/15/2040 to 11/15/2040		24,480	23,693
4.00%, July 30 TBA		125,000	118,276
4.50%, 02/15/2039 to 08/15/2041		37,087	36,599
5.50%, 05/15/2036		2,085	2,093
6.00%, 09/15/2032 to 12/15/2033		15,215	15,848
7.00%, 07/15/2033 to 11/15/2033		4,737	4,865
Uniform Mtg. Backed Securities
1.50%, July 15 TBA		200,000	172,531
2.00%, July 15 TBA		200,000	177,219
2.00%, July 30 TBA		225,000	183,472
3.00%, July 30 TBA		325,000	286,013
4.00%, July 30 TBA		465,000	436,355
4.50%, July 30 TBA		2,238,000	2,151,627
5.00%, July 30 TBA		200,000	195,969
5.50%, July 30 TBA		770,000	766,270
			9,437,054
Total U.S. Government & Agency Obligations (cost $15,204,339)			14,408,511
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	120,355
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	90,984
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	101,891
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	46,318
2.75%, 04/14/2041	EUR	25,000	16,695
3.38%, 02/08/2038	EUR	25,000	19,560
4.63%, 04/03/2049	EUR	42,000	35,348
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	80,803
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	70,619
Total Foreign Government Obligations (cost $810,216)			582,573
MUNICIPAL SECURITIES — 1.3%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,938
6.14%, 12/01/2039		15,000	14,166
6.32%, 11/01/2029		45,000	44,912
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,751
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	73,975
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		75,000	69,244
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	35,622

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
5.18%, 11/15/2049	$ 35,000	$ 31,879
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	14,000	15,979
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	80,000	77,833
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	68,653
State of California General Obligation Bonds
7.30%, 10/01/2039	10,000	12,075
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	30,109
Total Municipal Securities (cost $518,607)		488,136
COMMON STOCKS — 31.9%
Advertising — 2.3%
Trade Desk, Inc., Class A†	11,395	879,922
Auto Manufacturers — 1.5%
Tesla, Inc.†	2,158	564,900
Biotechnology — 2.9%
Illumina, Inc.†	2,912	545,971
Royalty Pharma PLC, Class A	17,336	532,909
		1,078,880
Commercial Services — 2.1%
Adyen NV*†	344	596,019
Block, Inc.†	2,886	192,121
		788,140
Diversified Financial Services — 0.8%
Intercontinental Exchange, Inc.	2,714	306,899
Internet — 12.0%
Airbnb, Inc., Class A†	2,499	320,272
Amazon.com, Inc.†	3,592	468,253
Chewy, Inc., Class A†	10,324	407,488
DoorDash, Inc., Class A†	9,555	730,193
MercadoLibre, Inc.†	244	289,043
Meta Platforms, Inc., Class A†	1,246	357,577
Shopify, Inc., Class A†	14,162	914,865
Uber Technologies, Inc.†	24,606	1,062,241
		4,549,932
Retail — 0.8%
Floor & Decor Holdings, Inc., Class A†	3,008	312,712
Semiconductors — 0.3%
ASML Holding NV	166	120,308
Software — 9.2%
Bill.com Holdings, Inc.†	3,404	397,757
Cloudflare, Inc., Class A†	12,855	840,331
Datadog, Inc., Class A†	3,356	330,163
ROBLOX Corp., Class A†	15,298	616,510
Snowflake, Inc., Class A†	4,719	830,450
Security Description	Shares or Principal Amount	Value

Software (continued)
Veeva Systems, Inc., Class A†	904	$ 178,748
ZoomInfo Technologies, Inc.†	11,371	288,710
		3,482,669
Total Common Stocks (cost $11,105,617)		12,084,362
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	19,000	28
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	2,477,325	16,088
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	2,958,250	18,110
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	2,703,690	265
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	3,104,281	2,189
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	22,526	10
Total Purchased Options (cost $51,568)		36,662
Total Long-Term Investment Securities (cost $45,025,654)		43,595,125
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 70,000	70,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	75,000	75,000
BNP Paribas SA Joint Repurchase Agreement(7)	70,000	70,000
Deutsche Bank AG Joint Repurchase Agreement(7)	70,000	70,000

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(7)	$ 70,000	$ 70,000
Total Repurchase Agreements (cost $355,000)		355,000
TOTAL INVESTMENTS (cost $45,380,654)	116.1%	43,950,125
Other assets less liabilities	(16.1)	(6,098,925)
NET ASSETS	100.0%	$37,851,200
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $7,835,801 representing 20.7% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2023.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	85,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 962	$3,975	$ 4,937
Centrally Cleared	155,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	496	5,899	6,395
								$1,458	$9,874	$11,332
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$103,000	USD	$103,000	1.000%	Quarterly	Jun 2027	$4,517	$(3,373)	$1,144
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	U.S. Treasury Ultra Bonds	September 2023	$ 270,468	$ 272,438	$ 1,970
7	Short	Euro-BOBL	September 2023	889,547	883,840	5,707
1	Short	Euro-BUND	September 2023	146,243	145,938	305
9	Short	U.S. Treasury Long Bonds	September 2023	1,144,197	1,142,156	2,041
						$10,023
						Unrealized (Depreciation)
4	Long	U.S. Treasury 10 Year Notes	September 2023	$ 451,484	$ 449,062	$ (2,422)
15	Long	U.S. Treasury 2 Year Notes	September 2023	3,058,180	3,050,157	(8,023)
4	Long	U.S. Treasury 5 Year Notes	September 2023	436,742	428,375	(8,367)
9	Long	U.S. Treasury Ultra 10 Year Notes	September 2023	1,077,781	1,065,937	(11,844)
3	Short	Euro Buxl 30 Year Bonds	September 2023	443,717	456,995	(13,278)
						$(43,934)
		Net Unrealized Appreciation (Depreciation)				$(33,911)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	424,000	USD	456,939	09/20/2023	$—	$ (7,499)
Goldman Sachs International	BRL	568,000	USD	114,336	09/20/2023	—	(2,665)
Unrealized Appreciation (Depreciation)						$—	$(10,164)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$8,550,936	$—	$8,550,936
Asset Backed Securities	—	2,558,652	—	2,558,652
Collateralized Mortgage Obligations	—	4,885,265	—	4,885,265
U.S. Government & Agency Obligations	—	14,408,511	—	14,408,511
Foreign Government Obligations	—	582,573	—	582,573
Municipal Securities	—	488,136	—	488,136
Common Stocks:
Commercial Services	192,121	596,019	—	788,140
Other Industries	11,296,222	—	—	11,296,222
Escrows and Litigation Trusts	—	28	—	28
Purchased Options	—	36,662	—	36,662
Repurchase Agreements	—	355,000	—	355,000
Total Investments at Value	$11,488,343	$32,461,782	$—	$43,950,125
Other Financial Instruments:†
Swaps	$—	$9,874	$—	$9,874
Futures Contracts	10,023	—	—	10,023
Total Other Financial Instruments	$10,023	$9,874	$—	$19,897
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$3,373	$—	$3,373
Futures Contracts	43,934	—	—	43,934
Forward Foreign Currency Contracts	—	10,164	—	10,164
Total Other Financial Instruments	$43,934	$13,537	$—	$57,471
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 28.0%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,213
4.88%, 01/15/2029	35,000	32,550
		36,763
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	15,000	14,816
5.15%, 05/01/2030	22,000	21,788
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	14,765
Raytheon Technologies Corp.
5.15%, 02/27/2033	10,000	10,137
5.38%, 02/27/2053	5,000	5,192
		66,698
Agriculture — 0.5%
BAT Capital Corp.
4.74%, 03/16/2032	15,000	13,676
Cargill, Inc.
4.00%, 06/22/2032*	15,000	13,868
Philip Morris International, Inc.
4.88%, 02/15/2028	35,000	34,465
5.13%, 11/17/2027 to 02/15/2030	50,000	49,723
5.38%, 02/15/2033	33,000	32,928
5.63%, 11/17/2029	10,000	10,190
Reynolds American, Inc.
5.70%, 08/15/2035	5,000	4,699
		159,549
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	28,006
William Carter Co.
5.63%, 03/15/2027*	90,000	87,330
		115,336
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.
3.60%, 06/21/2030	15,000	12,960
Banks — 5.0%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,982
2.30%, 07/21/2032	20,000	15,995
2.59%, 04/29/2031	30,000	25,186
2.69%, 04/22/2032	70,000	58,012
3.19%, 07/23/2030	114,000	100,480
5.20%, 04/25/2029	25,000	24,727
Barclays PLC
7.12%, 06/27/2034	200,000	199,920
Citigroup, Inc.
1.28%, 11/03/2025	30,000	28,103
6.17%, 05/25/2034	29,000	29,253
Deutsche Bank AG
2.13%, 11/24/2026	150,000	133,458
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	32,000	26,244
3.81%, 04/23/2029	30,000	27,849
4.02%, 10/31/2038	10,000	8,469
4.48%, 08/23/2028	70,000	67,677
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	195,553
Security Description	Shares or Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.
3.70%, 05/06/2030	$ 60,000	$ 54,986
4.01%, 04/23/2029	73,000	68,726
M&T Bank Corp.
5.05%, 01/27/2034	75,000	68,499
Morgan Stanley
1.79%, 02/13/2032	40,000	31,028
1.93%, 04/28/2032	2,000	1,561
2.24%, 07/21/2032	25,000	19,870
2.48%, 01/21/2028	35,000	31,585
2.70%, 01/22/2031	5,000	4,252
3.59%, 07/22/2028	20,000	18,454
4.21%, 04/20/2028	10,000	9,606
4.43%, 01/23/2030	10,000	9,514
4.68%, 07/17/2026	15,000	14,719
5.16%, 04/20/2029	30,000	29,634
Wells Fargo & Co.
2.57%, 02/11/2031	24,000	20,321
3.00%, 10/23/2026	60,000	55,696
3.35%, 03/02/2033	15,000	12,838
4.81%, 07/25/2028	25,000	24,436
4.90%, 07/25/2033	15,000	14,388
5.39%, 04/24/2034	10,000	9,936
		1,444,957
Biotechnology — 0.4%
Amgen, Inc.
5.25%, 03/02/2030 to 03/02/2033	52,000	52,070
5.75%, 03/02/2063	10,000	10,144
CSL Finance PLC
4.05%, 04/27/2029*	13,000	12,335
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,287
2.15%, 09/02/2031	13,000	10,190
2.20%, 09/02/2030	10,000	8,039
3.55%, 09/02/2050	20,000	13,505
		110,570
Building Materials — 0.5%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	51,426
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	8,050
4.38%, 07/15/2030*	50,000	43,305
4.75%, 01/15/2028*	40,000	37,250
		140,031
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	24,870
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,378
		29,248
Commercial Services — 0.7%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,355
Howard University
2.80%, 10/01/2030	15,000	12,556
2.90%, 10/01/2031	10,000	8,213
3.48%, 10/01/2041	15,000	11,290
Service Corp. International
3.38%, 08/15/2030	50,000	41,815

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
5.13%, 06/01/2029	$ 77,000	$ 72,551
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	38,064
		207,844
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	85,000	76,879
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
5.05%, 03/22/2053*	18,000	18,372
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028*	10,000	9,967
Diversified Financial Services — 1.3%
American Express Co.
5.04%, 05/01/2034	5,000	4,891
Capital One Financial Corp.
1.88%, 11/02/2027	65,000	55,681
3.27%, 03/01/2030	15,000	12,736
5.25%, 07/26/2030	30,000	28,281
5.47%, 02/01/2029	10,000	9,580
5.82%, 02/01/2034	10,000	9,541
6.31%, 06/08/2029	5,000	4,966
6.38%, 06/08/2034	15,000	14,892
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	152,767
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	6,000	5,868
Nasdaq, Inc.
5.35%, 06/28/2028	10,000	10,014
5.55%, 02/15/2034	10,000	10,039
6.10%, 06/28/2063	5,000	5,113
Navient Corp.
7.25%, 09/25/2023	27,000	27,000
OneMain Finance Corp.
6.13%, 03/15/2024	10,000	9,966
Synchrony Financial
2.88%, 10/28/2031	10,000	7,261
7.25%, 02/02/2033	15,000	13,509
		382,105
Electric — 3.9%
AES Corp.
3.30%, 07/15/2025*	25,000	23,608
Alabama Power Co.
3.45%, 10/01/2049	15,000	10,969
4.15%, 08/15/2044	20,000	16,669
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	13,000	10,081
4.60%, 05/01/2053	10,000	8,568
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,026
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,397
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,472
5.38%, 11/15/2032	56,000	56,192
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Carolinas LLC
2.55%, 04/15/2031	$ 15,000	$ 12,728
Duke Energy Corp.
2.55%, 06/15/2031	35,000	28,839
4.50%, 08/15/2032	20,000	18,856
5.00%, 08/15/2052	5,000	4,571
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	19,159
Duke Energy Progress LLC
3.70%, 10/15/2046	22,000	17,083
4.00%, 04/01/2052	10,000	8,096
4.38%, 03/30/2044	15,000	12,998
Edison International
5.25%, 11/15/2028	15,000	14,596
6.95%, 11/15/2029	35,000	36,816
Emera, Inc.
6.75%, 06/15/2076	35,000	33,844
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,159
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,369
2.90%, 09/15/2029	10,000	8,726
Eversource Energy
5.13%, 05/15/2033	35,000	34,492
5.45%, 03/01/2028	5,000	5,034
Florida Power & Light Co.
5.10%, 04/01/2033	10,000	10,147
Georgia Power Co.
4.30%, 03/15/2042	12,000	10,343
4.70%, 05/15/2032	10,000	9,666
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	10,000	9,668
Kentucky Utilities Co.
5.45%, 04/15/2033	10,000	10,184
Louisville Gas & Electric Co.
5.45%, 04/15/2033	14,000	14,256
National Grid PLC
5.60%, 06/12/2028	5,000	5,021
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	5,000	4,943
5.80%, 01/15/2033	10,000	10,456
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	5,000	4,159
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	42,000	41,068
5.00%, 02/28/2030 to 07/15/2032	25,000	24,682
6.05%, 03/01/2025	5,000	5,019
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	15,169
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,391
Pacific Gas & Electric Co.
2.50%, 02/01/2031	35,000	27,401
4.55%, 07/01/2030	20,000	18,100
4.95%, 07/01/2050	71,000	55,764
5.25%, 03/01/2052	10,000	8,121
5.90%, 06/15/2032	40,000	38,496
6.10%, 01/15/2029	10,000	9,839
6.15%, 01/15/2033	25,000	24,451
6.40%, 06/15/2033	45,000	44,754

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
PPL Capital Funding, Inc.
4.13%, 04/15/2030	$ 5,000	$ 4,633
Puget Energy, Inc.
4.10%, 06/15/2030	24,000	21,852
Sempra Energy
3.40%, 02/01/2028	30,000	27,612
3.70%, 04/01/2029	4,000	3,653
5.40%, 08/01/2026	15,000	14,927
Southern California Edison Co.
2.85%, 08/01/2029	2,000	1,747
5.30%, 03/01/2028	15,000	14,998
5.85%, 11/01/2027	5,000	5,113
Southern Co.
2.95%, 07/01/2023	10,000	10,000
3.25%, 07/01/2026	25,000	23,515
3.70%, 04/30/2030	5,000	4,584
5.20%, 06/15/2033	15,000	14,878
Southwestern Electric Power Co.
5.30%, 04/01/2033	50,000	49,350
Virginia Electric & Power Co.
5.00%, 04/01/2033	25,000	24,708
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	48,693
4.60%, 06/01/2032	13,000	12,276
		1,122,985
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,581
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	63,000	51,298
WMG Acquisition Corp.
3.75%, 12/01/2029*	5,000	4,322
3.88%, 07/15/2030*	65,000	56,070
		111,690
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	81,390
Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,628
General Mills, Inc.
4.95%, 03/29/2033	5,000	4,955
Kellogg Co.
3.40%, 11/15/2027	20,000	18,727
		38,310
Gas — 0.5%
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,155
NiSource, Inc.
3.49%, 05/15/2027	30,000	28,225
3.60%, 05/01/2030	29,000	26,117
5.25%, 03/30/2028	25,000	24,980
5.40%, 06/30/2033	10,000	10,007
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/2033	10,000	9,977
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southern California Gas Co.
5.20%, 06/01/2033	$ 15,000	$ 14,801
		134,262
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028*	35,000	34,745
6.30%, 02/15/2030*	15,000	14,955
		49,700
Healthcare-Products — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	46,346
Hologic, Inc.
4.63%, 02/01/2028*	44,000	41,384
		87,730
Healthcare-Services — 0.8%
Centene Corp.
2.45%, 07/15/2028	20,000	17,095
4.63%, 12/15/2029	80,000	73,635
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,399
Humana, Inc.
3.70%, 03/23/2029	30,000	27,476
5.88%, 03/01/2033	5,000	5,196
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,673
3.00%, 06/01/2051	15,000	10,501
Sutter Health
3.36%, 08/15/2050	8,000	5,741
UnitedHealth Group, Inc.
2.75%, 05/15/2040	26,000	19,315
3.50%, 08/15/2039	10,000	8,387
4.95%, 05/15/2062	5,000	4,807
5.25%, 02/15/2028	5,000	5,098
5.35%, 02/15/2033	20,000	20,782
5.88%, 02/15/2053	10,000	11,107
6.05%, 02/15/2063	5,000	5,654
		222,866
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	37,000	35,776
Insurance — 0.5%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,073
Athene Global Funding
2.65%, 10/04/2031*	45,000	34,064
2.72%, 01/07/2029*	34,000	27,688
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	56,000	47,228
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	11,000	10,366
Unum Group
4.50%, 12/15/2049	15,000	11,513
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,514
		160,446

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 0.6%
Gen Digital, Inc.
5.00%, 04/15/2025*	$ 70,000	$ 68,555
6.75%, 09/30/2027*	5,000	4,986
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	77,900
Meta Platforms, Inc.
4.80%, 05/15/2030	15,000	15,011
		166,452
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	64,311
Iron/Steel — 0.2%
ArcelorMittal SA
6.80%, 11/29/2032	30,000	30,799
Vale Overseas, Ltd.
6.13%, 06/12/2033	25,000	25,045
		55,844
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	24,000	20,691
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,288
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	5,000	3,344
4.80%, 03/01/2050	35,000	26,407
5.13%, 07/01/2049	13,000	10,227
6.48%, 10/23/2045	20,000	18,802
Comcast Corp.
3.20%, 07/15/2036	10,000	8,204
3.25%, 11/01/2039	19,000	15,071
3.40%, 07/15/2046	5,000	3,795
Cox Communications, Inc.
2.60%, 06/15/2031*	23,000	18,774
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,772
4.00%, 09/15/2055	31,000	20,604
5.20%, 09/20/2047	15,000	12,276
5.30%, 05/15/2049	40,000	33,147
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	25,000	21,218
4.38%, 03/15/2043	22,000	15,521
4.95%, 01/15/2031	63,000	56,782
5.25%, 04/01/2044	15,000	11,392
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	75,000	67,144
Time Warner Cable LLC
4.50%, 09/15/2042	13,000	9,724
5.88%, 11/15/2040	45,000	39,697
		459,189
Mining — 0.0%
Glencore Funding LLC
5.70%, 05/08/2033*	15,000	14,883
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	$ 5,000	$ 4,489
3.25%, 02/15/2029	64,000	54,837
3.57%, 12/01/2031	10,000	8,438
4.13%, 05/01/2025	10,000	9,630
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	17,017
		94,411
Oil & Gas — 1.7%
Apache Corp.
4.88%, 11/15/2027	30,000	27,750
BP Capital Markets America, Inc.
2.94%, 06/04/2051	18,000	12,283
3.00%, 02/24/2050	5,000	3,485
4.81%, 02/13/2033	30,000	29,564
4.89%, 09/11/2033	22,000	21,773
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	4,068
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,842
5.75%, 01/15/2031*	10,000	9,507
Diamondback Energy, Inc.
6.25%, 03/15/2033 to 03/15/2053	21,000	21,357
Ecopetrol SA
4.63%, 11/02/2031	60,000	46,319
8.63%, 01/19/2029	40,000	40,092
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	10,000	9,880
4.88%, 03/30/2026*	10,000	9,278
5.88%, 03/30/2031*	30,000	26,213
EQT Corp.
3.63%, 05/15/2031*	15,000	12,901
Equinor ASA
3.63%, 04/06/2040	10,000	8,387
3.70%, 04/06/2050	10,000	8,128
Hess Corp.
7.13%, 03/15/2033	3,000	3,272
7.30%, 08/15/2031	15,000	16,448
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,750
Marathon Oil Corp.
6.60%, 10/01/2037	20,000	19,941
Ovintiv, Inc.
6.25%, 07/15/2033	20,000	19,727
6.50%, 08/15/2034	5,000	5,011
6.63%, 08/15/2037	5,000	4,935
7.38%, 11/01/2031	36,000	38,606
Pioneer Natural Resources Co.
5.10%, 03/29/2026	5,000	4,970
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,474
3.00%, 11/26/2051	5,000	3,522
3.25%, 04/06/2050	13,000	9,671
Viper Energy Partners LP
5.38%, 11/01/2027*	27,000	25,912
		502,066
Packaging & Containers — 0.4%
Ball Corp.
4.00%, 11/15/2023	10,000	9,925
6.00%, 06/15/2029	80,000	79,400

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Graphic Packaging International LLC
4.75%, 07/15/2027*	$ 40,000	$ 38,031
		127,356
Pharmaceuticals — 0.2%
Cigna Group
5.40%, 03/15/2033	15,000	15,264
CVS Health Corp.
4.13%, 04/01/2040	5,000	4,214
5.13%, 02/21/2030	20,000	19,862
5.25%, 01/30/2031	15,000	14,953
		54,293
Pipelines — 1.2%
Cheniere Energy Partners LP
5.95%, 06/30/2033*	10,000	10,029
Enbridge, Inc.
5.70%, 03/08/2033	10,000	10,137
Energy Transfer LP
5.55%, 02/15/2028	30,000	29,916
6.13%, 12/15/2045	9,000	8,551
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	27,901
MPLX LP
4.95%, 09/01/2032 to 03/14/2052	19,000	17,831
5.20%, 03/01/2047	5,000	4,385
ONEOK, Inc.
3.40%, 09/01/2029	15,000	13,079
4.35%, 03/15/2029	5,000	4,649
5.20%, 07/15/2048	10,000	8,525
6.10%, 11/15/2032	19,000	19,330
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	30,000	26,619
4.90%, 02/15/2045	10,000	8,050
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	10,000	9,506
Targa Resources Corp.
4.20%, 02/01/2033	15,000	13,277
6.13%, 03/15/2033	17,000	17,370
6.25%, 07/01/2052	10,000	9,775
6.50%, 02/15/2053	6,000	6,127
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,322
TransCanada PipeLines, Ltd.
2.50%, 10/12/2031	10,000	8,065
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	8,000	7,110
Western Midstream Operating LP
4.50%, 03/01/2028	5,000	4,715
4.75%, 08/15/2028	20,000	18,982
6.15%, 04/01/2033	15,000	15,118
Williams Cos., Inc.
4.65%, 08/15/2032	25,000	23,675
5.65%, 03/15/2033	10,000	10,133
		337,177
REITS — 1.1%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,196
Security Description	Shares or Principal Amount	Value

REITS (continued)
2.40%, 03/15/2025	$ 10,000	$ 9,415
2.70%, 04/15/2031	5,000	4,146
American Tower Trust #1
5.49%, 03/15/2028*	45,000	45,036
Crown Castle, Inc.
4.80%, 09/01/2028	40,000	38,801
5.00%, 01/11/2028	20,000	19,627
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,726
EPR Properties
4.95%, 04/15/2028	30,000	26,801
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	19,000	16,427
5.30%, 01/15/2029	25,000	23,804
5.75%, 06/01/2028	10,000	9,784
SBA Tower Trust
2.84%, 01/15/2025*	40,000	37,981
VICI Properties LP
4.95%, 02/15/2030	31,000	29,080
5.13%, 05/15/2032	20,000	18,713
		306,537
Retail — 0.7%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,511
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	44,660
5.63%, 01/01/2030*	40,000	36,153
Gap, Inc.
3.63%, 10/01/2029*	52,000	36,743
3.88%, 10/01/2031*	58,000	39,702
O'Reilly Automotive, Inc.
4.35%, 06/01/2028	5,000	4,840
4.70%, 06/15/2032	28,000	26,969
		202,578
Semiconductors — 0.6%
Broadcom, Inc.
3.14%, 11/15/2035*	5,000	3,835
4.00%, 04/15/2029*	30,000	27,708
4.30%, 11/15/2032	15,000	13,759
Intel Corp.
3.05%, 08/12/2051	9,000	6,031
3.10%, 02/15/2060	5,000	3,198
4.90%, 08/05/2052	10,000	9,230
5.13%, 02/10/2030	5,000	5,031
5.70%, 02/10/2053	5,000	5,086
5.90%, 02/10/2063	15,000	15,491
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	13,096
2.95%, 04/15/2031	15,000	12,574
NVIDIA Corp.
3.50%, 04/01/2040	17,000	14,554
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,899
5.55%, 12/01/2028	10,000	10,062
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	16,124
		170,678

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 1.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	$ 84,000	$ 75,180
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	55,044
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,073
3.88%, 02/15/2031*	10,000	8,665
4.00%, 11/15/2029*	10,000	9,050
Open Text Corp.
3.88%, 12/01/2029*	50,000	41,793
6.90%, 12/01/2027*	30,000	30,541
Oracle Corp.
2.30%, 03/25/2028	25,000	22,062
2.95%, 04/01/2030	5,000	4,364
3.60%, 04/01/2040	11,000	8,510
3.85%, 04/01/2060	54,000	38,059
4.10%, 03/25/2061	5,000	3,690
4.90%, 02/06/2033	15,000	14,561
6.15%, 11/09/2029	25,000	26,039
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	47,866
		402,497
Telecommunications — 0.7%
AT&T, Inc.
2.55%, 12/01/2033	20,000	15,710
3.55%, 09/15/2055	63,000	44,104
3.80%, 12/01/2057	5,000	3,620
4.50%, 05/15/2035	5,000	4,596
5.40%, 02/15/2034	10,000	10,017
Nokia Oyj
6.63%, 05/15/2039	15,000	14,343
Rogers Communications, Inc.
3.80%, 03/15/2032*	8,000	6,993
4.55%, 03/15/2052*	17,000	13,672
T-Mobile USA, Inc.
2.05%, 02/15/2028	21,000	18,209
5.05%, 07/15/2033	25,000	24,547
Verizon Communications, Inc.
2.55%, 03/21/2031	10,000	8,349
2.85%, 09/03/2041	26,000	18,492
3.15%, 03/22/2030	35,000	31,101
		213,753
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	33,396
4.00%, 07/15/2025*	10,000	9,565
4.40%, 07/01/2027*	21,000	19,821
		62,782
Total Corporate Bonds & Notes (cost $8,808,715)		8,131,513
ASSET BACKED SECURITIES — 8.7%
Auto Loan Receivables — 2.0%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	38,966
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	$ 100,000	$ 98,935
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	97,574	96,792
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	19,598	19,353
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,726
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,803
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	20,000	19,799
Series 2019-4A, Class D 2.58%, 09/15/2025*	40,485	39,849
Series 2020-1A, Class D 2.73%, 12/15/2025*	16,421	16,065
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,868
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	8,976
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	7,981
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,764
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,683
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,037
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,724
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	10,000	9,959
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,819
Series 2019-3A, Class D 2.72%, 11/15/2024*	4,489	4,483
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,876
Series 2023-2A, Class B 6.14%, 03/15/2028*	35,000	35,027
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,754
		572,239
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 6.73%, (1 ML+1.58%), 10/25/2034	1,392	1,342

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.25%, (1 ML+0.10%), 02/25/2037	$ 31,887	$ 15,938
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.65%, (1 ML+0.50%), 11/25/2036	153,035	141,693
		158,973
Other Asset Backed Securities — 6.2%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	55,505	50,212
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 6.35%, (3 ML+1.10%), 04/20/2034*	250,000	244,526
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,829
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.45%, (3 ML+1.19%), 01/25/2035*	250,000	243,405
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	30,000	30,027
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,000	41,538
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,300	54,265
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	93,674
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	20,000	19,776
Madison Park Funding XLI, Ltd. FRS
Series 12A, Class AR 6.10%, (3 ML+0.83%), 04/22/2027*	136,395	135,555
MF1, Ltd. FRS
Series 2022-FL8, Class AS 6.82%, (SOFR30A+1.75%), 02/19/2037*	100,000	97,180
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	73,187	61,087
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(1)	58,068	53,505
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	56,798	52,436
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	71,509	65,824
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.28%, (1 ML+0.13%), 05/25/2037	62,401	46,504
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,321
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	$ 106,380	$ 87,338
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(1)	56,408	52,218
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.39%, (3 ML+1.13%), 04/15/2034*	100,000	97,357
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.50%, (3 ML+1.24%), 04/15/2034*	100,000	97,587
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	58,456	53,715
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	60,526	54,904
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,250	42,758
		1,807,541
Total Asset Backed Securities (cost $2,575,388)		2,538,753
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.6%
Commercial and Residential — 12.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	111,673
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	44,763	36,338
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	16,024	14,354
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	20,771	16,911
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	36,804	29,877
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	21,912	19,797
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	37,170	30,924
BANK VRS
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(2)(3)	817,159	20,326
Series 2019-BN20, Class XA 0.94%, 09/15/2062(2)(3)	898,233	35,038
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(2)	15,000	14,230
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	20,320
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	10,363
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.57%, 02/25/2036(2)	38,268	33,394
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	335,707	5,411

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2018-B1, Class XA 0.68%, 01/15/2051(2)(3)	$ 151,697	$ 2,779
Series 2018-B8, Class XA 0.78%, 01/15/2052(2)(3)	900,716	22,217
Series 2019-B10, Class XA 1.36%, 03/15/2062(2)(3)	298,237	14,719
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	158,162	13,380
Series 2020-B18, Class XA 1.91%, 07/15/2053(2)(3)	99,461	7,176
BX Trust FRS
Series 2022-PSB, Class A 7.60%, (TSFR1M+2.45%), 08/15/2039*	31,242	31,155
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.74%, (1 ML+2.55%), 12/15/2037*	100,000	96,332
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	75,000	74,174
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (1 Yr USTYCR+2.40%), 03/25/2036	15,695	14,599
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	34,111	27,018
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	74,152	57,335
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	130,901	125,537
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	149,000	146,892
Series 2014-CR17, Class A5 3.98%, 05/10/2047	75,000	73,301
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	20,999	10,573
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	47,325	45,580
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(2)(3)	1,001,478	9,290
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	67,193	51,910
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	25,933	23,027
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	113,684
Series 2016-C1, Class ASB 3.04%, 05/10/2049	47,380	45,193
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(2)(3)	99,438	6,299
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 5.81%, 05/25/2035(2)	$ 25,014	$ 22,584
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	54,321	43,710
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	160,000	114,460
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	38,724
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(2)(3)	1,104,176	16,225
GS Mtg. Securities Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	137,947
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.57%, 03/25/2047(2)	10,369	6,712
Series 2006-AR2, Class 3A1 4.41%, 04/25/2036(2)	4,045	2,663
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.69%, (1 ML+0.27%), 05/25/2035	19,386	17,824
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	76,857
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,630
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(1)	78,468	73,402
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(1)	66,648	66,096
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.01%, (1 ML+2.80%), 02/01/2026*	44,989	44,446
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 4.16%, 02/25/2035(2)	5,031	4,720
Series 2005-A1, Class 2A1 4.20%, 12/25/2034(2)	5,907	5,766
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	29,765	25,829
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	18,319	18,088
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	206,634	1,780

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(2)(3)	$ 111,331	$ 3,630
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,356	7,536
MortgageIT Trust FRS
Series 2005-4, Class A1 5.71%, (1 ML+0.56%), 10/25/2035	24,075	23,451
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.90%, (1 ML+0.75%), 01/25/2048*	29,560	28,644
Series 2017-5A, Class A1 6.65%, (1 ML+1.50%), 06/25/2057*	23,384	23,160
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	33,095	30,472
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	25,134	23,422
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	26,189	23,809
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	45,571	42,472
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	46,668	43,447
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	36,288	34,127
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	24,597	22,476
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	41,741	38,508
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	30,712	28,813
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	72,542	58,858
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	3,618	3,174
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	77,338	70,179
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	67,010	61,720
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	67,694	62,903
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	83,069
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	81,772	66,146
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	8,516	8,390
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	3,262	3,224
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	29,805	28,166
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	91,500	74,754
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(1)	$ 87,534	$ 76,059
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	43,410	36,278
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	56,511
Series 2014-LC16, Class A5 3.82%, 08/15/2050	80,000	77,622
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(2)(3)	532,423	8,435
Series 2015-NXS1, Class D 4.29%, 05/15/2048(2)	10,000	8,218
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 4.51%, 10/25/2036(2)	9,156	8,012
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,000	141,160
Series 2014-LC14, Class A5 4.05%, 03/15/2047	130,000	128,106
Series 2014-C19, Class A5 4.10%, 03/15/2047	60,000	59,042
		3,645,582
U.S. Government Agency — 3.0%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	77,523
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	204,107	7,283
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	346,823	6,481
Series K124, Class X1 0.81%, 12/25/2030(2)(3)	270,070	11,440
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	99,436	4,937
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	117,565	6,657
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	213,874	13,173
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	181,679	10,407
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	99,371	8,353
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	6,467	6,257
Series 3964, Class MD 2.00%, 01/15/2041	93	88
Series 5170, Class DP 2.00%, 07/25/2050	49,552	41,318

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4961, Class JB 2.50%, 12/15/2042	$ 26,905	$ 23,992
Series 3883, Class PB 3.00%, 05/15/2041	8,676	8,036
Series 1577, Class PK 6.50%, 09/15/2023	23	23
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	17,066	15,470
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.97%, (SOFR30A+2.90%), 04/25/2042*	20,000	19,969
Series 2023-HQA1, Class M1B 8.57%, (SOFR30A+3.50%), 05/25/2043*	30,000	30,525
Series 2022-HQA3, Class M1B 8.62%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,138
Series 2022-DNA6, Class M1B 8.77%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,313
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2023-DNA2, Class M1B 8.32%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,056
Series 2023-HQA2, Class M1B 8.42%, (SOFR30A+3.35%), 06/25/2043*	50,000	50,500
Series 2022-HQA2, Class M1B 9.07%, (SOFR30A+4.00%), 07/25/2042*	20,000	20,600
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	15,276	13,999
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.30%, (1 ML+2.15%), 09/25/2031*	530	530
Series 2019-HRP1, Class M2 7.30%, (1 ML+2.15%), 11/25/2039*	9,350	9,376
Series 2023-R05, Class 1M2 8.17%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,021
Series 2017-C01, Class 1M2 8.70%, (1 ML+3.55%), 07/25/2029	14,199	14,695
Series 2016-C07, Class 2M2 9.50%, (1 ML+4.35%), 05/25/2029	24,342	25,560
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	7,596	7,219
Series 2011-117, Class MA 2.00%, 08/25/2040	501	482
Series 2012-21, Class PQ 2.00%, 09/25/2041	5,258	4,722
Series 2012-18, Class GA 2.00%, 12/25/2041	9,345	8,317
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-11, Class GA 2.50%, 03/25/2046	$ 13,587	$ 12,246
Series 2019-54, Class KC 2.50%, 09/25/2049	45,630	41,081
Series 2015-48, Class QB 3.00%, 02/25/2043	11,175	10,493
Series 2016-38, Class NA 3.00%, 01/25/2046	6,692	6,088
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,727
Series 2017-34, Class JK 3.00%, 05/25/2047	5,393	5,045
Series 2019-45, Class PT 3.00%, 08/25/2049	19,243	17,310
Series 2012-52, Class PA 3.50%, 05/25/2042	8,134	7,677
Series 2012-120, Class ZB 3.50%, 11/25/2042	50,812	46,347
Series 2017-26, Class CG 3.50%, 07/25/2044	8,149	7,839
Series 2018-23, Class LA 3.50%, 04/25/2048	18,586	17,426
Series 2019-7, Class JA 3.50%, 03/25/2049	18,017	16,824
Series 2019-14, Class CA 3.50%, 04/25/2049	22,449	21,025
Series 2017-35, Class AH 3.50%, 04/25/2053	8,378	8,079
Series 2017-84, Class KA 3.50%, 04/25/2053	9,186	8,773
Series 2018-70, Class HA 3.50%, 10/25/2056	13,209	12,520
Series 2019-12, Class HA 3.50%, 11/25/2057	20,543	19,179
Series 2017-49, Class JA 4.00%, 07/25/2053	8,406	8,146
Series 2022-90, Class AY 4.50%, 12/25/2041	75,000	73,499
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	3,610	3,556
Series 2015-151, Class BA 1.70%, 10/20/2045	1,159	1,149
Series 2013-37, Class LG 2.00%, 01/20/2042	9,080	8,486
Series 2005-74, Class HA 7.50%, 09/16/2035	4	5
Series 2005-74, Class HB 7.50%, 09/16/2035	454	457
Series 2005-74, Class HC 7.50%, 09/16/2035	542	552
		879,989
Total Collateralized Mortgage Obligations (cost $5,083,953)		4,525,571
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 48.8%
U.S. Government — 16.7%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	310,954
1.38%, 08/15/2050	20,000	11,621

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.63%, 11/15/2050	$ 260,000	$ 161,464
1.75%, 08/15/2041	235,000	165,097
2.00%, 08/15/2051	145,000	98,844
2.25%, 08/15/2046	115,000	84,017
2.50%, 02/15/2045	230,000	178,070
2.88%, 08/15/2045	295,000	243,433
3.00%, 05/15/2045(4)(5)	370,000	312,491
3.00%, 11/15/2045 to 08/15/2052	677,000	574,212
3.13%, 08/15/2044	440,000	380,755
3.38%, 08/15/2042 to 05/15/2044	720,000	650,856
3.88%, 02/15/2043 to 05/15/2043	120,000	117,020
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	59,927	39,703
0.25%, 02/15/2050(6)	300,841	210,145
United States Treasury Notes
3.50%, 02/15/2033	170,000	165,591
4.13%, 06/15/2026	710,000	702,844
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	361,660	330,177
0.75%, 07/15/2028(6)	109,958	104,183
		4,841,477
U.S. Government Agency — 32.1%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	321,317	263,241
2.50%, 01/01/2028 to 04/01/2052	331,801	282,301
3.00%, 08/01/2027 to 08/01/2043	48,413	43,830
3.50%, 02/01/2042 to 09/01/2043	11,670	10,916
4.00%, 10/01/2043	3,755	3,612
4.50%, 01/01/2039	339	335
5.00%, 05/01/2034 to 10/01/2052	587,164	575,607
5.50%, 07/01/2034 to 08/01/2037	11,167	11,424
6.50%, 05/01/2029	652	674
Federal Home Loan Mtg. Corp. FRS
4.30%, (6 ML+1.49%), 02/01/2037	362	359
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	962,445	789,163
2.50%, 02/01/2043 to 04/01/2052	517,570	441,872
2.66%, 03/01/2027	197,400	183,231
3.00%, 01/01/2028	2,468	2,364
4.50%, 01/01/2039 to 05/01/2041	8,210	8,069
5.00%, 07/01/2040 to 09/01/2052	240,934	236,417
5.50%, 12/01/2029 to 06/01/2038	5,450	5,551
6.00%, 06/01/2026 to 06/01/2040	10,799	11,030
6.50%, 11/01/2035 to 10/01/2037	1,497	1,540
7.00%, 06/01/2037	4,206	4,456
Federal National Mtg. Assoc. FRS
4.07%, (12 ML+1.82%), 10/01/2040	436	442
4.58%, (12 ML+1.57%), 05/01/2037	391	394
Government National Mtg. Assoc.
2.00%, July 30 TBA	425,000	357,183
3.00%, July 30 TBA	775,000	692,444
3.50%, July 30 TBA	385,000	355,328
4.00%, 10/15/2040 to 10/15/2041	22,754	22,086
4.00%, July 30 TBA	150,000	141,932
4.50%, 06/15/2041	37,688	37,193
5.00%, 01/15/2033 to 01/15/2040	17,605	17,521
5.50%, 04/15/2036	32,379	32,522
6.50%, 07/15/2028 to 11/15/2028	33,704	34,365
7.00%, 01/15/2033 to 11/15/2033	5,306	5,457
8.00%, 02/15/2030	328	327
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.50%, July 30 TBA		$ 325,000	$ 281,404
Uniform Mtg. Backed Securities
1.50%, July 15 TBA		200,000	172,531
2.00%, July 15 TBA		225,000	199,371
2.00%, July 30 TBA		185,000	150,855
3.00%, July 30 TBA		225,000	198,009
4.00%, July 30 TBA		640,000	600,575
4.50%, July 30 TBA		2,263,000	2,175,662
5.00%, July 30 TBA		200,000	195,969
5.50%, July 30 TBA		770,000	766,270
			9,313,832
Total U.S. Government & Agency Obligations (cost $15,054,135)			14,155,309
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Sovereign — 2.2%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	120,557
Government of Hungary
1.63%, 04/28/2032	EUR	120,000	99,256
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	103,740
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	39,702
2.75%, 04/14/2041	EUR	20,000	13,356
3.38%, 02/08/2038	EUR	20,000	15,648
4.63%, 04/03/2049	EUR	52,000	43,764
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	56,797
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	80,803
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	70,619
Total Foreign Government Obligations (cost $948,002)			644,242
MUNICIPAL SECURITIES — 1.6%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,938
6.14%, 12/01/2039		15,000	14,166
6.32%, 11/01/2029		40,000	39,922
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,751
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	73,975
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		70,000	64,628
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	35,622
5.18%, 11/15/2049		35,000	31,879

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	$ 19,000	$ 21,685
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	80,000	77,833
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	68,653
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	30,109
Total Municipal Securities (cost $498,328)		472,161
COMMON STOCKS — 16.5%
Advertising — 1.2%
Trade Desk, Inc., Class A†	4,500	347,490
Auto Manufacturers — 0.8%
Tesla, Inc.†	852	223,028
Biotechnology — 1.5%
Illumina, Inc.†	1,179	221,051
Royalty Pharma PLC, Class A	6,846	210,446
		431,497
Commercial Services — 1.1%
Adyen NV*†	136	235,635
Block, Inc.†	1,140	75,890
		311,525
Diversified Financial Services — 0.4%
Intercontinental Exchange, Inc.	1,072	121,222
Internet — 6.2%
Airbnb, Inc., Class A†	987	126,494
Amazon.com, Inc.†	1,419	184,981
Chewy, Inc., Class A†	4,077	160,919
DoorDash, Inc., Class A†	3,774	288,409
MercadoLibre, Inc.†	100	118,460
Meta Platforms, Inc., Class A†	492	141,194
Shopify, Inc., Class A†	5,593	361,308
Uber Technologies, Inc.†	9,717	419,483
		1,801,248
Retail — 0.4%
Floor & Decor Holdings, Inc., Class A†	1,188	123,504
Semiconductors — 0.2%
ASML Holding NV	65	47,109
Software — 4.7%
Bill.com Holdings, Inc.†	1,344	157,046
Cloudflare, Inc., Class A†	5,077	331,883
Datadog, Inc., Class A†	1,325	130,354
ROBLOX Corp., Class A†	6,042	243,493
Snowflake, Inc., Class A†	1,864	328,027
Security Description	Shares or Principal Amount	Value

Software (continued)
Veeva Systems, Inc., Class A†	357	$ 70,590
ZoomInfo Technologies, Inc.†	4,491	114,026
		1,375,419
Total Common Stocks (cost $4,234,827)		4,782,042
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	15
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	1,048,008	6,806
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	1,199,617	7,344
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	1,142,896	112
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	1,302,094	918
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	9,415	4
Total Purchased Options (cost $21,541)		15,184
Total Long-Term Investment Securities (cost $37,224,889)		35,264,790
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 10,000	10,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	20,000	20,000
BNP Paribas SA Joint Repurchase Agreement(7)	10,000	10,000
Deutsche Bank AG Joint Repurchase Agreement(7)	10,000	10,000

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(7)	$ 10,000	$ 10,000
Total Repurchase Agreements (cost $60,000)		60,000
TOTAL INVESTMENTS (cost $37,284,889)	121.7%	35,324,790
Other assets less liabilities	(21.7)	(6,292,300)
NET ASSETS	100.0%	$29,032,490
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $6,829,491 representing 23.5% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2023.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	60,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$592	$2,893	$3,485
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	72	4,879	4,951
								$664	$7,772	$8,436
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$103,000	USD	$103,000	1.000%	Quarterly	Jun 2027	$4,517	$(3,373)	$1,144
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Short	Euro-BOBL	September 2023	$762,836	$757,576	$ 5,260
2	Short	Euro-BUND	September 2023	292,464	291,875	589
6	Short	U.S. Treasury 10 Year Notes	September 2023	682,344	673,594	8,750
4	Short	U.S. Treasury Long Bonds	September 2023	508,532	507,625	907
						$15,506
						Unrealized (Depreciation)
10	Long	U.S. Treasury 2 Year Notes	September 2023	$2,038,516	$2,033,438	$ (5,078)
17	Long	U.S. Treasury 5 Year Notes	September 2023	1,855,029	1,820,594	(34,435)
8	Long	U.S. Treasury Ultra 10 Year Notes	September 2023	957,969	947,500	(10,469)
3	Short	Euro Buxl 30 Year Bonds	September 2023	443,717	456,995	(13,278)
4	Short	U.S. Treasury Ultra Bonds	September 2023	541,738	544,875	(3,137)
						$(66,397)
		Net Unrealized Appreciation (Depreciation)				$(50,891)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	480,000	USD	517,290	09/20/2023	$—	$ (8,490)
Goldman Sachs International	BRL	564,000	USD	113,531	09/20/2023	—	(2,646)
Unrealized Appreciation (Depreciation)						$—	$(11,136)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$8,131,513	$—	$8,131,513
Asset Backed Securities	—	2,538,753	—	2,538,753
Collateralized Mortgage Obligations	—	4,525,571	—	4,525,571
U.S. Government & Agency Obligations	—	14,155,309	—	14,155,309
Foreign Government Obligations	—	644,242	—	644,242
Municipal Securities	—	472,161	—	472,161
Common Stocks:
Commercial Services	75,890	235,635	—	311,525
Other Industries	4,470,517	—	—	4,470,517
Escrows and Litigation Trusts	—	15	—	15
Purchased Options	—	15,184	—	15,184
Repurchase Agreements	—	60,000	—	60,000
Total Investments at Value	$4,546,407	$30,778,383	$—	$35,324,790
Other Financial Instruments:†
Swaps	$—	$7,772	$—	$7,772
Futures Contracts	15,506	—	—	15,506
Total Other Financial Instruments	$15,506	$7,772	$—	$23,278
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$3,373	$—	$3,373
Futures Contracts	66,397	—	—	66,397
Forward Foreign Currency Contracts	—	11,136	—	11,136
Total Other Financial Instruments	$66,397	$14,509	$—	$80,906
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.0%
Advertising — 0.1%
Trade Desk, Inc., Class A†	2,554	$ 197,220
Aerospace/Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.†	681	37,366
Astronics Corp.†	541	10,744
BAE Systems PLC	27,303	322,146
Barnes Group, Inc.	220	9,282
Boeing Co.†	479	101,146
Dassault Aviation SA	410	82,037
General Dynamics Corp.	573	123,281
HEICO Corp.	675	119,435
Lockheed Martin Corp.	230	105,887
Raytheon Technologies Corp.	1,123	110,009
Thales SA	1,625	243,243
TransDigm Group, Inc.	137	122,501
		1,387,077
Agriculture — 1.1%
Andersons, Inc.	187	8,630
Archer-Daniels-Midland Co.	1,479	111,753
Imperial Brands PLC	13,558	299,832
Philip Morris International, Inc.	16,704	1,630,645
Vector Group, Ltd.	1,219	15,615
		2,066,475
Airlines — 0.3%
Copa Holdings SA, Class A	925	102,287
Delta Air Lines, Inc.†	2,824	134,253
Deutsche Lufthansa AG†	7,129	72,968
Qantas Airways, Ltd.†	42,215	175,051
		484,559
Apparel — 0.9%
Capri Holdings, Ltd.†	2,839	101,892
Crocs, Inc.†	136	15,292
Hermes International	180	391,580
Kontoor Brands, Inc.	208	8,757
LVMH Moet Hennessy Louis Vuitton SE	864	815,379
PRADA SpA	15,300	102,526
Shenzhou International Group Holdings, Ltd.	11,200	107,324
Tapestry, Inc.	2,427	103,876
		1,646,626
Auto Manufacturers — 1.6%
BYD Co., Ltd.	4,500	143,923
Cummins, Inc.	466	114,244
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	2,238	277,770
Ford Motor Co.	8,798	133,114
General Motors Co.	16,458	634,620
Kia Corp.	1,272	85,772
Stellantis NV	18,352	322,560
Tesla, Inc.†	3,804	995,773
TuSimple Holdings, Inc., Class A†	8,007	13,292
Volkswagen AG (Preference Shares)	2,134	286,228
		3,007,296
Auto Parts & Equipment — 0.2%
Adient PLC†	223	8,545
Aeva Technologies, Inc.†	5,404	6,755
Allison Transmission Holdings, Inc.	2,348	132,568
American Axle & Manufacturing Holdings, Inc.†	4,008	33,146
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Aptiv PLC†	1,100	$ 112,299
Dana, Inc.	578	9,826
Gentherm, Inc.†	135	7,629
Goodyear Tire & Rubber Co.†	726	9,932
NGK Insulators, Ltd.	6,500	77,756
Shyft Group, Inc.	306	6,750
Standard Motor Products, Inc.	104	3,902
Titan International, Inc.†	878	10,080
Visteon Corp.†	355	50,982
		470,170
Banks — 4.3%
Abu Dhabi Islamic Bank PJSC	30,421	88,297
Amalgamated Financial Corp.	731	11,762
Associated Banc-Corp	473	7,677
Banco Bilbao Vizcaya Argentaria SA	47,768	368,326
Banco do Brasil SA	3,500	36,110
Bank Central Asia Tbk PT	129,700	79,957
Bank Hapoalim BM	4,474	36,693
Bank Leumi Le-Israel BM	26,323	197,222
Bank Mandiri Persero Tbk PT	279,000	97,692
Bank of Ireland Group PLC	12,890	123,152
Bank of N.T. Butterfield & Son, Ltd.	423	11,573
Bank of New York Mellon Corp.	2,452	109,163
Banner Corp.	805	35,154
Cathay General Bancorp	1,061	34,154
Central Pacific Financial Corp.	546	8,578
Citigroup, Inc.	18,664	859,291
ConnectOne Bancorp, Inc.	573	9,506
Customers Bancorp, Inc.†	903	27,325
DBS Group Holdings, Ltd.	12,600	294,617
DNB Bank ASA	1,263	23,613
East West Bancorp, Inc.	2,158	113,921
Eastern Bankshares, Inc.	677	8,307
Enterprise Financial Services Corp.	95	3,714
Fifth Third Bancorp	4,026	105,521
First BanCorp/Puerto Rico	3,736	45,654
First Financial Corp.	184	5,974
Fulton Financial Corp.	275	3,278
Goldman Sachs Group, Inc.	1,608	518,644
Grupo Financiero Banorte SAB de CV, Class O	21,383	175,916
Hancock Whitney Corp.	988	37,919
Hanmi Financial Corp.	492	7,346
Heartland Financial USA, Inc.	679	18,924
Heritage Commerce Corp.	980	8,114
Hilltop Holdings, Inc.	307	9,658
Hope Bancorp, Inc.	2,169	18,263
ICICI Bank, Ltd.	29,927	341,822
Independent Bank Corp.	428	7,259
International Bancshares Corp.	212	9,370
Israel Discount Bank, Ltd., Class A	16,271	80,894
JPMorgan Chase & Co.	11,653	1,694,812
Lloyds Banking Group PLC	565,860	313,696
Midland States Bancorp, Inc.	351	6,988
Mizrahi Tefahot Bank, Ltd.	2,640	88,227
National Australia Bank, Ltd.	16,975	299,622
National Bank Holdings Corp., Class A	266	7,725
Nordea Bank Abp	31,022	338,003
OFG Bancorp	823	21,464
Pathward Financial, Inc.	671	31,108
Peapack-Gladstone Financial Corp.	264	7,149
Preferred Bank	167	9,183

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
QCR Holdings, Inc.	187	$ 7,673
S&T Bancorp, Inc.	282	7,668
SouthState Corp.	159	10,462
TriCo Bancshares	228	7,570
TrustCo Bank Corp.	250	7,152
UBS Group AG	17,884	363,861
UMB Financial Corp.	114	6,943
Wells Fargo & Co.	19,740	842,503
WesBanco, Inc.	433	11,089
Westamerica BanCorp	622	23,823
		8,087,081
Beverages — 1.4%
Carlsberg A/S, Class B	263	42,052
Coca-Cola Co.	30,285	1,823,763
Coca-Cola Consolidated, Inc.	73	46,429
Coca-Cola HBC AG	7,753	231,010
Keurig Dr Pepper, Inc.	5,301	165,762
PepsiCo, Inc.	1,609	298,019
Primo Water Corp.	1,973	24,741
		2,631,776
Biotechnology — 1.7%
2seventy bio, Inc.†	882	8,926
ACADIA Pharmaceuticals, Inc.†	1,785	42,751
Agenus, Inc.†	7,156	11,450
Amgen, Inc.	508	112,786
Arcellx, Inc.†	900	28,458
Arcturus Therapeutics Holdings, Inc.†	1,447	41,500
Arrowhead Pharmaceuticals, Inc.†	1,101	39,262
BioCryst Pharmaceuticals, Inc.†	914	6,435
Biohaven, Ltd.†	525	12,558
Bio-Rad Laboratories, Inc., Class A†	268	101,604
Cogent Biosciences, Inc.†	686	8,122
Corteva, Inc.	10,402	596,035
Dyne Therapeutics, Inc.†	828	9,315
Exelixis, Inc.†	5,430	103,767
FibroGen, Inc.†	2,115	5,710
Geron Corp.†	3,612	11,594
IGM Biosciences, Inc.†	636	5,870
Illumina, Inc.†	265	49,685
ImmunoGen, Inc.†	563	10,624
Incyte Corp.†	1,825	113,606
Intercept Pharmaceuticals, Inc.†	2,045	22,618
Karuna Therapeutics, Inc.†	263	57,031
Karyopharm Therapeutics, Inc.†	3,358	6,011
Keros Therapeutics, Inc.†	175	7,031
Kiniksa Pharmaceuticals, Ltd., Class A†	911	12,827
Kodiak Sciences, Inc.†	1,193	8,232
Ligand Pharmaceuticals, Inc.†	58	4,182
PTC Therapeutics, Inc.†	1,031	41,931
RAPT Therapeutics, Inc.†	453	8,471
Regeneron Pharmaceuticals, Inc.†	139	99,877
Rigel Pharmaceuticals, Inc.†	5,762	7,433
Sangamo Therapeutics, Inc.†	7,938	10,319
Sutro Biopharma, Inc.†	1,557	7,240
Vertex Pharmaceuticals, Inc.†	4,174	1,468,872
Vir Biotechnology, Inc.†	1,669	40,941
		3,123,074
Building Materials — 1.4%
AAON, Inc.	82	7,774
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
American Woodmark Corp.†	153	$ 11,685
Apogee Enterprises, Inc.	200	9,494
Boise Cascade Co.	610	55,114
Builders FirstSource, Inc.†	7,239	984,504
Cie de Saint-Gobain	5,319	324,020
CRH PLC	6,654	367,517
Holcim AG	1,450	97,487
Johnson Controls International PLC	5,287	360,256
Masonite International Corp.†	142	14,546
Modine Manufacturing Co.†	1,466	48,407
Owens Corning	1,030	134,415
PGT Innovations, Inc.†	388	11,310
Simpson Manufacturing Co., Inc.	172	23,822
SPX Technologies, Inc.†	363	30,844
UFP Industries, Inc.	655	63,568
UltraTech Cement, Ltd.	360	36,423
		2,581,186
Chemicals — 0.9%
AdvanSix, Inc.	641	22,422
American Vanguard Corp.	477	8,524
Arkema SA	843	79,520
Ashland, Inc.	1,164	101,163
CF Industries Holdings, Inc.	1,686	117,042
Dow, Inc.	2,130	113,444
Ecolab, Inc.	603	112,574
Element Solutions, Inc.	5,504	105,677
Hansol Chemical Co, Ltd.	342	62,765
Innospec, Inc.	273	27,420
Lightwave Logic, Inc.†	2,118	14,763
Linde PLC†	146	55,638
Minerals Technologies, Inc.	156	9,000
Olin Corp.	2,001	102,831
Orion Engineered Carbons SA	550	11,671
PPG Industries, Inc.	720	106,776
Rayonier Advanced Materials, Inc.†	1,964	8,406
Sherwin-Williams Co.	446	118,422
Shin-Etsu Chemical Co., Ltd.	11,200	372,252
Tronox Holdings PLC	2,779	35,321
Yara International ASA	2,704	95,476
		1,681,107
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	323	53,088
Arch Resources, Inc.	183	20,635
CONSOL Energy, Inc.	442	29,972
Peabody Energy Corp.	409	8,859
SunCoke Energy, Inc.	1,735	13,655
Warrior Met Coal, Inc.	1,212	47,207
		173,416
Commercial Services — 2.2%
AMN Healthcare Services, Inc.†	437	47,685
Arlo Technologies, Inc.†	1,972	21,515
Automatic Data Processing, Inc.	5,303	1,165,546
Barrett Business Services, Inc.	91	7,935
Brink's Co.	565	38,324
Cintas Corp.	316	157,077
CoreCivic, Inc.†	841	7,914
CoStar Group, Inc.†	1,431	127,359
Coursera, Inc.†	732	9,531
Forrester Research, Inc.†	117	3,404
Franklin Covey Co.†	209	9,129

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Gartner, Inc.†	348	$ 121,908
Global Payments, Inc.	1,069	105,318
Green Dot Corp., Class A†	412	7,721
Hangzhou Tigermed Consulting Co., Ltd.*	5,100	29,149
Heidrick & Struggles International, Inc.	509	13,473
Huron Consulting Group, Inc.†	95	8,066
Insperity, Inc.	65	7,732
International Container Terminal Services, Inc.	24,800	91,467
Kforce, Inc.	123	7,707
Korn Ferry	756	37,452
Laureate Education, Inc.	3,255	39,353
LiveRamp Holdings, Inc.†	1,767	50,466
ManpowerGroup, Inc.	1,415	112,351
PayPal Holdings, Inc.†	19,577	1,306,373
Perdoceo Education Corp.†	1,781	21,853
PROG Holdings, Inc.†	225	7,227
Recruit Holdings Co., Ltd.	10,600	338,283
Resources Connection, Inc.	506	7,949
SP Plus Corp.†	257	10,051
StoneCo, Ltd., Class A†	3,340	42,552
Toast, Inc., Class A†	4,901	110,616
TriNet Group, Inc.†	546	51,854
Triton International, Ltd.	45	3,747
Udemy, Inc.†	706	7,575
WEX, Inc.†	600	109,242
		4,244,904
Computers — 5.3%
Apple, Inc.	43,564	8,450,109
Fortinet, Inc.†	1,798	135,911
Fujitsu, Ltd.	2,200	283,639
Integral Ad Science Holding Corp.†	403	7,246
Leidos Holdings, Inc.	4,784	423,288
NetApp, Inc.	1,608	122,851
NetScout Systems, Inc.†	301	9,316
OneSpan, Inc.†	558	8,281
Persistent Systems, Ltd.	627	38,380
Pure Storage, Inc., Class A†	4,801	176,773
Qualys, Inc.†	372	48,051
Rapid7, Inc.†	912	41,295
Super Micro Computer, Inc.†	310	77,268
Tata Consultancy Services, Ltd.	3,684	148,472
		9,970,880
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	1,432	110,321
e.l.f. Beauty, Inc.†	72	8,225
Inter Parfums, Inc.	354	47,871
L'Oreal SA	1,022	476,945
Procter & Gamble Co.	12,752	1,934,989
Unilever PLC	6,754	352,170
		2,930,521
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.	391	14,637
Hudson Technologies, Inc.†	955	9,187
ITOCHU Corp.	2,800	111,351
LKQ Corp.	1,947	113,452
Marubeni Corp.	20,000	341,676
Mitsui & Co., Ltd.	10,000	376,264
Resideo Technologies, Inc.†	475	8,388
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Titan Machinery, Inc.†	386	$ 11,387
Veritiv Corp.	280	35,171
WESCO International, Inc.	867	155,245
		1,176,758
Diversified Financial Services — 2.1%
Affiliated Managers Group, Inc.	708	106,122
Ally Financial, Inc.	1,849	49,941
American Express Co.	1,032	179,774
Ameriprise Financial, Inc.	1,607	533,781
Apollo Global Management, Inc.	1,381	106,075
B3 SA - Brasil Bolsa Balcao	24,400	74,451
BGC Partners, Inc., Class A	7,982	35,360
Bread Financial Holdings, Inc.	279	8,758
Capital One Financial Corp.	1,006	110,026
Charles Schwab Corp.	1,964	111,320
Discover Financial Services	6,179	722,016
Enova International, Inc.†	251	13,333
Hong Kong Exchanges & Clearing, Ltd.	700	26,620
Intercontinental Exchange, Inc.	1,004	113,532
Jefferies Financial Group, Inc.	7,707	255,641
Julius Baer Group, Ltd.	3,395	214,065
Mastercard, Inc., Class A	1,499	589,557
Mr. Cooper Group, Inc.†	1,033	52,311
Nasdaq, Inc.	1,902	94,815
Navient Corp.	2,809	52,191
PennyMac Financial Services, Inc.	272	19,124
Piper Sandler Cos.	60	7,756
SEI Investments Co.	821	48,948
SLM Corp.	6,071	99,079
StoneX Group, Inc.†	409	33,980
Synchrony Financial	3,682	124,893
Virtu Financial, Inc., Class A	6,499	111,068
Virtus Investment Partners, Inc.	122	24,091
Western Union Co.	8,671	101,711
		4,020,339
Electric — 2.0%
AES Corp.	3,956	82,008
ALLETE, Inc.	541	31,362
American Electric Power Co., Inc.	1,444	121,585
Black Hills Corp.	131	7,894
Clearway Energy, Inc., Class A	264	7,128
Constellation Energy Corp.	6,463	591,688
Dominion Energy, Inc.	1,990	103,062
DTE Energy Co.	975	107,270
Duke Energy Corp.	1,165	104,547
E.ON SE	25,661	327,084
Edison International	1,592	110,564
Enel SpA	45,639	307,438
Eversource Energy	1,461	103,614
Exelon Corp.	1,723	70,195
FirstEnergy Corp.	2,761	107,348
NextEra Energy, Inc.	1,475	109,445
NRG Energy, Inc.	3,183	119,012
Otter Tail Corp.	150	11,844
PNM Resources, Inc.	1,004	45,280
Portland General Electric Co.	366	17,140
PPL Corp.	2,069	54,746
Public Service Enterprise Group, Inc.	1,667	104,371
RWE AG	6,783	295,245
Southern Co.	1,804	126,731
Unitil Corp.	185	9,381

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Vistra Corp.	15,787	$ 414,409
WEC Energy Group, Inc.	1,206	106,417
Xcel Energy, Inc.	1,743	108,362
		3,705,170
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	5,856	947,969
Belden, Inc.	226	21,617
Emerson Electric Co.	1,346	121,665
Encore Wire Corp.	165	30,678
KEI Industries, Ltd.	4,025	113,701
Legrand SA	1,538	152,572
nLight, Inc.†	588	9,067
Powell Industries, Inc.	64	3,878
Prysmian SpA	7,235	303,031
		1,704,178
Electronics — 1.0%
Agilent Technologies, Inc.	537	64,574
Allegion PLC	896	107,538
Allied Motion Technologies, Inc.	197	7,868
Atkore, Inc.†	438	68,302
E Ink Holdings, Inc.	4,000	29,107
Fortive Corp.	1,887	141,091
Honeywell International, Inc.	418	86,735
Hoya Corp.	2,600	310,152
Itron, Inc.†	685	49,389
Keysight Technologies, Inc.†	725	121,401
Mettler-Toledo International, Inc.†	77	100,996
nVent Electric PLC	5,584	288,525
Shimadzu Corp.	3,500	108,357
Sinbon Electronics Co., Ltd.	9,000	107,101
Stoneridge, Inc.†	408	7,691
TDK Corp.	7,400	286,537
Trimble, Inc.†	1,046	55,375
TTM Technologies, Inc.†	544	7,562
Vishay Intertechnology, Inc.	439	12,907
		1,961,208
Engineering & Construction — 0.6%
Arcosa, Inc.	138	10,456
Comfort Systems USA, Inc.	56	9,195
Eiffage SA	1,443	150,685
Grupo Aeroportuario del Centro Norte SAB de CV	3,178	33,791
Jacobs Solutions, Inc.	3,034	360,712
MYR Group, Inc.†	96	13,281
NV5 Global, Inc.†	81	8,972
Sterling Infrastructure, Inc.†	640	35,712
TopBuild Corp.†	692	184,086
Tutor Perini Corp.†	640	4,576
Vinci SA	2,773	322,299
		1,133,765
Entertainment — 0.3%
Aristocrat Leisure, Ltd.	11,497	297,709
DraftKings, Inc., Class A†	4,211	111,886
Golden Entertainment, Inc.†	376	15,717
International Game Technology PLC	1,676	53,448
La Francaise des Jeux SAEM*	1,095	43,113
Light & Wonder, Inc.†	949	65,253
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
NeoGames SA†	365	$ 9,534
Red Rock Resorts, Inc., Class A	946	44,254
		640,914
Environmental Control — 0.2%
Heritage-Crystal Clean, Inc.†	261	9,863
Republic Services, Inc.	896	137,240
Tetra Tech, Inc.	706	115,601
Waste Management, Inc.	721	125,036
		387,740
Food — 1.3%
Albertsons Cos., Inc., Class A	4,995	108,991
Cal-Maine Foods, Inc.	163	7,335
China Mengniu Dairy Co., Ltd.	5,000	18,857
CK Hutchison Holdings, Ltd.	29,500	180,567
Coles Group, Ltd.	14,885	182,945
Dino Polska SA*†	756	88,330
Hershey Co.	424	105,873
Hostess Brands, Inc.†	1,380	34,942
Ingles Markets, Inc., Class A	209	17,274
John B. Sanfilippo & Son, Inc.	111	13,017
Koninklijke Ahold Delhaize NV	9,471	323,054
Mondelez International, Inc., Class A	5,864	427,720
Nestle SA	2,545	306,226
Nissin Foods Holdings Co., Ltd.	1,900	156,934
Shoprite Holdings, Ltd.	5,400	64,749
Simply Good Foods Co.†	785	28,723
Sumber Alfaria Trijaya Tbk PT	323,600	55,727
United Natural Foods, Inc.†	456	8,915
WH Group, Ltd.*	142,500	75,729
Yakult Honsha Co., Ltd.	4,100	259,773
		2,465,681
Food Service — 0.1%
Sodexo SA	948	104,398
Gas — 0.3%
Chesapeake Utilities Corp.	214	25,466
China Resources Gas Group, Ltd.	17,600	60,345
National Fuel Gas Co.	1,931	99,176
New Jersey Resources Corp.	283	13,358
Northwest Natural Holding Co.	484	20,836
Tokyo Gas Co., Ltd.	12,600	275,280
		494,461
Hand/Machine Tools — 0.0%
Franklin Electric Co., Inc.	103	10,599
Healthcare-Products — 1.8%
Abbott Laboratories	15,289	1,666,807
Adaptive Biotechnologies Corp.†	4,343	29,141
AngioDynamics, Inc.†	927	9,669
AtriCure, Inc.†	625	30,850
Avanos Medical, Inc.†	653	16,691
Axonics, Inc.†	80	4,038
Boston Scientific Corp.†	2,370	128,193
Castle Biosciences, Inc.†	342	4,692
Danaher Corp.	449	107,760
Edwards Lifesciences Corp.†	1,429	134,798
Enovis Corp.†	1,846	118,365
GE HealthCare Technologies, Inc.	724	58,818
Glaukos Corp.†	220	15,666
Hologic, Inc.†	1,439	116,516

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Inari Medical, Inc.†	131	$ 7,616
Inspire Medical Systems, Inc.†	226	73,369
Lantheus Holdings, Inc.†	660	55,387
LivaNova PLC†	728	37,441
Medtronic PLC	994	87,571
Nevro Corp.†	303	7,702
Olympus Corp.	9,100	144,043
OraSure Technologies, Inc.†	2,204	11,042
Orthofix Medical, Inc.†	466	8,416
Pacific Biosciences of California, Inc.†	888	11,810
ResMed, Inc.	502	109,687
SI-BONE, Inc.†	304	8,202
Sonova Holding AG	292	77,788
STAAR Surgical Co.†	565	29,702
Thermo Fisher Scientific, Inc.	200	104,350
TransMedics Group, Inc.†	573	48,121
Zimmer Biomet Holdings, Inc.	793	115,461
		3,379,712
Healthcare-Services — 1.0%
Addus HomeCare Corp.†	85	7,880
Apollo Hospitals Enterprise, Ltd.	1,092	67,958
BioMerieux	561	58,876
Elevance Health, Inc.	1,055	468,726
Fulgent Genetics, Inc.†	599	22,181
HCA Healthcare, Inc.	397	120,482
HealthEquity, Inc.†	138	8,713
Humana, Inc.	185	82,719
IQVIA Holdings, Inc.†	541	121,601
Max Healthcare Institute, Ltd.†	15,909	116,482
Medpace Holdings, Inc.†	57	13,690
Molina Healthcare, Inc.†	388	116,881
RadNet, Inc.†	588	19,181
Sonic Healthcare, Ltd.	8,424	200,370
Teladoc Health, Inc.†	4,257	107,787
UnitedHealth Group, Inc.	740	355,674
		1,889,201
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	1,300	65,937
Home Builders — 0.7%
Beazer Homes USA, Inc.†	906	25,631
Hovnanian Enterprises, Inc., Class A†	176	17,461
KB Home	181	9,360
M/I Homes, Inc.†	549	47,867
NVR, Inc.†	24	152,415
Open House Group Co., Ltd.	700	25,252
PulteGroup, Inc.	1,527	118,617
Sekisui Chemical Co., Ltd.	3,300	47,735
Skyline Champion Corp.†	695	45,488
Taylor Morrison Home Corp.†	1,189	57,988
Toll Brothers, Inc.	8,276	654,383
Tri Pointe Homes, Inc.†	1,583	52,017
		1,254,214
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	1,307	109,370
Rational AG	47	34,005
		143,375
Household Products/Wares — 0.0%
ACCO Brands Corp.	1,686	8,784
Security Description	Shares or Principal Amount	Value

Insurance — 2.2%
AIA Group, Ltd.	11,200	$ 114,276
Allianz SE	580	134,913
American Equity Investment Life Holding Co.†	1,116	58,155
American Financial Group, Inc.	939	111,506
AMERISAFE, Inc.	187	9,971
Argo Group International Holdings, Ltd.	261	7,728
Aviva PLC	30,828	155,374
AXA SA	1,021	30,164
Berkshire Hathaway, Inc., Class B†	1,060	361,460
Chubb, Ltd.	550	105,908
CNO Financial Group, Inc.	2,058	48,713
Employers Holdings, Inc.	247	9,240
Equitable Holdings, Inc.	16,434	446,347
Essent Group, Ltd.	1,185	55,458
Genworth Financial, Inc., Class A†	8,141	40,705
Gjensidige Forsikring ASA	1,661	26,622
Horace Mann Educators Corp.	837	24,825
Jackson Financial, Inc., Class A	1,278	39,120
Japan Post Holdings Co., Ltd.	36,400	261,736
Marsh & McLennan Cos., Inc.	604	113,600
MetLife, Inc.	13,186	745,405
MGIC Investment Corp.	10,620	167,690
Muenchener Rueckversicherungs-Gesellschaft AG	165	61,873
NMI Holdings, Inc., Class A†	147	3,796
NN Group NV	581	21,558
Ping An Insurance Group Co. of China, Ltd.	14,000	89,701
ProAssurance Corp.	611	9,220
Reinsurance Group of America, Inc.	1,871	259,489
Sampo Oyj, Class A	5,747	257,747
SiriusPoint, Ltd.†	799	7,215
Universal Insurance Holdings, Inc.	515	7,946
Unum Group	2,693	128,456
W.R. Berkley Corp.	1,717	102,264
Zurich Insurance Group AG	261	124,002
		4,142,183
Internet — 8.9%
Airbnb, Inc., Class A†	1,070	137,131
Alibaba Group Holding, Ltd.†	12,400	128,961
Alphabet, Inc., Class A†	35,240	4,218,228
Amazon.com, Inc.†	23,284	3,035,302
Auto Trader Group PLC*	15,810	122,538
Booking Holdings, Inc.†	565	1,525,686
Cargurus, Inc.†	1,620	36,661
DoorDash, Inc., Class A†	1,681	128,462
eBay, Inc.	21,216	948,143
Etsy, Inc.†	1,205	101,955
Expedia Group, Inc.†	1,393	152,380
GoDaddy, Inc., Class A†	1,407	105,708
HealthStream, Inc.	393	9,652
Meituan, Class B*†	8,110	127,474
MercadoLibre, Inc.†	82	97,137
Meta Platforms, Inc., Class A†	7,544	2,164,977
Netflix, Inc.†	3,796	1,672,100
PDD Holdings, Inc. ADR†	675	46,669
Spotify Technology SA†	719	115,435
Squarespace, Inc., Class A†	1,274	40,182
Tencent Holdings, Ltd.	9,306	396,087
Uber Technologies, Inc.†	28,781	1,242,476

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Wix.com, Ltd.†	3,182	$ 248,960
ZOZO, Inc.	700	14,488
		16,816,792
Investment Companies — 0.2%
Investor AB, Class B	16,589	331,945
Iron/Steel — 0.3%
BlueScope Steel, Ltd.	10,690	147,479
Commercial Metals Co.	168	8,847
JFE Holdings, Inc.	1,400	20,089
Nucor Corp.	704	115,442
Reliance Steel & Aluminum Co.	433	117,598
Steel Dynamics, Inc.	1,078	117,427
		526,882
Leisure Time — 0.0%
MasterCraft Boat Holdings, Inc.†	330	10,115
Vista Outdoor, Inc.†	254	7,028
		17,143
Lodging — 0.3%
Bluegreen Vacations Holding Corp.	241	8,592
Boyd Gaming Corp.	1,726	119,733
H World Group, Ltd.†	2,523	97,842
Indian Hotels Co., Ltd.	28,143	134,924
Marriott International, Inc., Class A	734	134,828
MGM Resorts International	2,541	111,601
		607,520
Machinery-Construction & Mining — 0.4%
Astec Industries, Inc.	195	8,861
Caterpillar, Inc.	1,177	289,601
Hyster-Yale Materials Handling, Inc.	291	16,249
Mitsubishi Heavy Industries, Ltd.	5,700	266,669
Terex Corp.	923	55,223
Vertiv Holdings Co.	6,730	166,702
		803,305
Machinery-Diversified — 0.3%
Alamo Group, Inc.	42	7,724
Albany International Corp., Class A	112	10,447
Applied Industrial Technologies, Inc.	255	36,932
Deere & Co.	268	108,591
GEA Group AG	3,699	154,589
GrafTech International, Ltd.	6,108	30,784
Nordson Corp.	458	113,666
Otis Worldwide Corp.	1,309	116,514
Thermon Group Holdings, Inc.†	556	14,790
Watts Water Technologies, Inc., Class A	60	11,024
Zurn Elkay Water Solutions Corp.	1,528	41,088
		646,149
Media — 0.3%
Comcast Corp., Class A	2,743	113,972
FactSet Research Systems, Inc.	275	110,179
Informa PLC	25,629	236,249
Liberty Latin America, Ltd., Class C†	4,071	35,092
Sinclair, Inc.	482	6,661
Walt Disney Co.†	1,163	103,833
Wolters Kluwer NV	417	52,948
		658,934
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.2%
APL Apollo Tubes, Ltd.	2,251	$ 35,674
MISUMI Group, Inc.	1,000	20,014
Mueller Industries, Inc.	667	58,216
Ryerson Holding Corp.	1,110	48,152
Standex International Corp.	65	9,196
Valmont Industries, Inc.	627	182,488
		353,740
Mining — 0.7%
Anglo American PLC	7,217	204,561
Anglo American PLC (Johannesburg)	1,637	46,768
BHP Group, Ltd.	8,776	261,850
BHP Group, Ltd. (LSE)	1,260	37,424
Constellium SE†	2,867	49,312
Freeport-McMoRan, Inc.	3,322	132,880
Glencore PLC	36,701	208,188
Rio Tinto PLC	3,296	209,393
South32, Ltd.	23,342	58,869
Vale Indonesia Tbk PT	65,100	27,324
		1,236,569
Miscellaneous Manufacturing — 0.4%
Axon Enterprise, Inc.†	282	55,024
Donaldson Co., Inc.	1,726	107,892
Eaton Corp. PLC	555	111,610
ESCO Technologies, Inc.	135	13,990
General Electric Co.	1,019	111,937
Hillenbrand, Inc.	300	15,384
ITT, Inc.	1,192	111,106
Parker-Hannifin Corp.	264	102,971
Textron, Inc.	1,617	109,358
		739,272
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	272	6,000
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	4,845	17,151
Zebra Technologies Corp., Class A†	404	119,516
		136,667
Oil & Gas — 2.7%
APA Corp.	3,010	102,852
BP PLC	74,546	436,753
California Resources Corp.	941	42,618
Chevron Corp.	734	115,495
Chord Energy Corp.	316	48,601
Comstock Resources, Inc.	773	8,967
ConocoPhillips	982	101,745
Delek US Holdings, Inc.	161	3,856
Equinor ASA	8,629	250,670
Exxon Mobil Corp.	16,228	1,740,453
Marathon Oil Corp.	24,505	564,105
Marathon Petroleum Corp.	5,069	591,045
Nabors Industries, Ltd.†	137	12,745
OMV AG	1,491	63,176
Par Pacific Holdings, Inc.†	1,917	51,011
PBF Energy, Inc., Class A	1,361	55,719
PetroChina Co., Ltd.	194,000	134,815
Reliance Industries, Ltd.	5,614	175,259
Repsol SA	18,182	264,366
Shell PLC	2,480	73,839
SM Energy Co.	1,141	36,090

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Valero Energy Corp.	919	$ 107,799
Weatherford International PLC†	879	58,383
		5,040,362
Oil & Gas Services — 0.1%
NexTier Oilfield Solutions, Inc.†	963	8,609
NOW, Inc.†	2,697	27,941
Schlumberger NV	2,202	108,163
US Silica Holdings, Inc.†	2,978	36,123
		180,836
Packaging & Containers — 0.3%
AptarGroup, Inc.	914	105,896
Berry Global Group, Inc.	1,761	113,303
Clearwater Paper Corp.†	322	10,085
O-I Glass, Inc.†	2,241	47,800
Sealed Air Corp.	2,712	108,480
WestRock Co.	3,352	97,443
		483,007
Pharmaceuticals — 6.1%
AbbVie, Inc.	3,127	421,301
Alkermes PLC†	1,776	55,589
Amylyx Pharmaceuticals, Inc.†	1,047	22,584
Arvinas, Inc.†	345	8,563
AstraZeneca PLC	1,552	222,306
Becton Dickinson & Co.	440	116,164
Bristol-Myers Squibb Co.	12,948	828,025
Cardinal Health, Inc.	8,633	816,423
Catalyst Pharmaceuticals, Inc.†	661	8,884
Cigna Group	1,527	428,476
CinCor Pharma Inc. CVR†(1)	279	854
Corcept Therapeutics, Inc.†	409	9,100
CVS Health Corp.	15,323	1,059,279
Eli Lilly & Co.	4,727	2,216,868
Enanta Pharmaceuticals, Inc.†	691	14,787
GSK PLC	22,170	391,626
Ipsen SA	608	73,168
Johnson & Johnson	666	110,236
McKesson Corp.	271	115,801
Merck & Co., Inc.	15,492	1,787,622
Merck KGaA	492	81,343
Novartis AG	6,086	614,244
Novo Nordisk A/S, Class B	4,490	725,197
Ono Pharmaceutical Co., Ltd.	7,100	128,736
Option Care Health, Inc.†	1,533	49,807
Pfizer, Inc.	15,385	564,322
Reata Pharmaceuticals, Inc., Class A†	84	8,565
Roche Holding AG	1,911	583,993
Sun Pharmaceutical Industries, Ltd.	2,586	33,145
USANA Health Sciences, Inc.†	146	9,204
Viatris, Inc.	5,505	54,940
		11,561,152
Pipelines — 0.4%
Cheniere Energy, Inc.	4,403	670,841
Golar LNG, Ltd.	1,676	33,805
		704,646
Security Description	Shares or Principal Amount	Value

Private Equity — 0.2%
3i Group PLC	12,342	$ 306,504
Eurazeo SE	509	35,830
		342,334
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	3,080	20,574
Cushman & Wakefield PLC†	2,288	18,716
Kennedy-Wilson Holdings, Inc.	2,052	33,509
Marcus & Millichap, Inc.	252	7,941
Phoenix Mills, Ltd.	2,718	51,587
RE/MAX Holdings, Inc., Class A	389	7,492
RMR Group, Inc., Class A	287	6,650
Star Holdings†	484	7,100
		153,569
REITS — 2.1%
Alexander & Baldwin, Inc.	1,051	19,528
American Assets Trust, Inc.	387	7,430
American Tower Corp.	2,248	435,977
Apartment Income REIT Corp.	2,855	103,037
Apple Hospitality REIT, Inc.	1,216	18,374
Armada Hoffler Properties, Inc.	625	7,300
AvalonBay Communities, Inc.	568	107,505
BrightSpire Capital, Inc.	3,019	20,318
Brixmor Property Group, Inc.	8,390	184,580
Broadstone Net Lease, Inc.	496	7,658
Camden Property Trust	914	99,507
Corporate Office Properties Trust	330	7,837
Crown Castle, Inc.	928	105,736
Equity LifeStyle Properties, Inc.	1,576	105,419
Equity Residential	1,641	108,257
Essential Properties Realty Trust, Inc.	342	8,051
First Industrial Realty Trust, Inc.	1,924	101,279
Gaming & Leisure Properties, Inc.	2,131	103,268
Goodman Group	19,204	257,249
Granite Point Mtg. Trust, Inc.	1,722	9,127
Healthpeak Properties, Inc.	15,917	319,932
Hersha Hospitality Trust, Class A	1,181	7,192
Host Hotels & Resorts, Inc.	5,954	100,206
Ladder Capital Corp.	807	8,756
MFA Financial, Inc.	686	7,711
National Health Investors, Inc.	168	8,807
NNN REIT, Inc.	2,388	102,182
Outfront Media, Inc.	2,450	38,514
Piedmont Office Realty Trust, Inc., Class A	1,711	12,439
PotlatchDeltic Corp.	340	17,969
Prologis, Inc.	882	108,160
Public Storage	360	105,077
Regency Centers Corp.	1,730	106,862
Retail Opportunity Investments Corp.	2,053	27,736
Rithm Capital Corp.	11,869	110,975
Ryman Hospitality Properties, Inc.	574	53,336
Sabra Health Care REIT, Inc.	1,954	22,999
Safehold, Inc.	311	7,380
SBA Communications Corp.	461	106,841
Simon Property Group, Inc.	2,922	337,432
SITE Centers Corp.	641	8,474
STAG Industrial, Inc.	1,035	37,136
Sunstone Hotel Investors, Inc.	4,082	41,310
Terreno Realty Corp.	121	7,272
TPG RE Finance Trust, Inc.	1,274	9,440
Urban Edge Properties	561	8,656
Vicinity, Ltd.	69,884	85,908

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Weyerhaeuser Co.	7,309	$ 244,925
Whitestone REIT	856	8,303
		3,879,367
Retail — 2.1%
Alsea SAB de CV†	5,360	17,458
Arezzo Industria e Comercio SA	3,600	59,449
AutoZone, Inc.†	334	832,782
Bath & Body Works, Inc.	2,935	110,062
Bloomin' Brands, Inc.	472	12,692
BlueLinx Holdings, Inc.†	227	21,288
Buckle, Inc.	245	8,477
Caleres, Inc.	1,231	29,458
Costco Wholesale Corp.	204	109,830
Dave & Buster's Entertainment, Inc.†	391	17,423
Dillard's, Inc., Class A	141	46,005
First Watch Restaurant Group, Inc.†	833	14,078
Genuine Parts Co.	708	119,815
GMS, Inc.†	572	39,582
Group 1 Automotive, Inc.	51	13,163
Home Depot, Inc.	323	100,337
Industria de Diseno Textil SA	9,413	365,716
JD Sports Fashion PLC	69,951	129,654
Li Ning Co., Ltd.	9,500	51,377
Lowe's Cos., Inc.	546	123,232
Lululemon Athletica, Inc.†	299	113,171
McDonald's Corp.	485	144,729
McDonald's Holdings Co. Japan, Ltd.	2,900	112,785
Movado Group, Inc.	276	7,405
Murphy USA, Inc.	78	24,267
O'Reilly Automotive, Inc.†	201	192,015
Pandora A/S	1,796	160,494
Sally Beauty Holdings, Inc.†	2,570	31,740
Signet Jewelers, Ltd.	647	42,223
TJX Cos., Inc.	1,292	109,549
Wal-Mart de Mexico SAB de CV	33,527	132,976
Walmart, Inc.	4,349	683,576
		3,976,808
Savings & Loans — 0.0%
Axos Financial, Inc.†	1,108	43,700
OceanFirst Financial Corp.	529	8,263
		51,963
Semiconductors — 4.7%
Advanced Micro Devices, Inc.†	906	103,203
Ambarella, Inc.†	126	10,542
Applied Materials, Inc.	1,223	176,772
ASML Holding NV	514	372,070
Axcelis Technologies, Inc.†	358	65,632
Broadcom, Inc.	726	629,754
CEVA, Inc.†	346	8,840
Hamamatsu Photonics KK	1,600	78,544
KLA Corp.	359	174,122
Lam Research Corp.	162	104,143
Lattice Semiconductor Corp.†	1,427	137,092
MaxLinear, Inc.†	1,300	41,028
NVIDIA Corp.	9,580	4,052,532
Qorvo, Inc.†	1,069	109,070
QUALCOMM, Inc.	10,718	1,275,871
Rambus, Inc.†	916	58,780
Samsung Electronics Co., Ltd.	7,393	407,476
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
STMicroelectronics NV	6,330	$ 314,908
Synaptics, Inc.†	198	16,905
Taiwan Semiconductor Manufacturing Co., Ltd.	40,039	746,140
		8,883,424
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	828	37,664
Software — 7.0%
Adeia, Inc.	2,115	23,286
Adobe, Inc.†	2,435	1,190,691
Agilysys, Inc.†	280	19,219
Amplitude, Inc., Class A†	819	9,009
Atlassian Corp., Class A†	668	112,097
Autodesk, Inc.†	584	119,492
Avid Technology, Inc.†	1,091	27,820
Cadence Design Systems, Inc.†	6,323	1,482,870
CommVault Systems, Inc.†	693	50,326
Computer Programs & Systems, Inc.†	258	6,370
CSG Systems International, Inc.	587	30,958
DocuSign, Inc.†	2,123	108,464
Domo, Inc., Class B†	2,166	31,754
Dropbox, Inc., Class A†	4,687	125,002
Elastic NV†	1,561	100,091
Enfusion, Inc., Class A†	989	11,097
Fidelity National Information Services, Inc.	9,411	514,782
HubSpot, Inc.†	210	111,739
Intapp, Inc.†	763	31,977
Intuit, Inc.	577	264,376
Manhattan Associates, Inc.†	693	138,517
Microsoft Corp.	16,751	5,704,386
MongoDB, Inc.†	455	187,000
MSCI, Inc.	215	100,897
NextGen Healthcare, Inc.†	1,144	18,556
PDF Solutions, Inc.†	234	10,553
Phreesia, Inc.†	808	25,056
PROS Holdings, Inc.†	765	23,562
RingCentral, Inc., Class A†	3,908	127,909
ROBLOX Corp., Class A†	2,997	120,779
Schrodinger, Inc.†	262	13,079
Smartsheet, Inc., Class A†	3,519	134,637
Snowflake, Inc., Class A†	745	131,105
Square Enix Holdings Co., Ltd.	3,900	181,593
Synopsys, Inc.†	3,563	1,551,366
TIS, Inc.	2,200	55,122
TOTVS SA	10,514	65,831
Veradigm, Inc.†	2,502	31,525
Vimeo, Inc.†	3,447	14,202
Weave Communications, Inc.†	1,013	11,254
Workday, Inc., Class A†	603	136,212
Yext, Inc.†	2,418	27,348
		13,181,909
Telecommunications — 1.9%
A10 Networks, Inc.	2,299	33,542
Accton Technology Corp.	10,000	113,328
AT&T, Inc.	44,623	711,737
Calix, Inc.†	1,014	50,609
Cambium Networks Corp.†	413	6,286
Cisco Systems, Inc.	21,269	1,100,458
EchoStar Corp., Class A†	1,078	18,692
Extreme Networks, Inc.†	2,358	61,426

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Iridium Communications, Inc.	142	$ 8,821
KDDI Corp.	9,900	305,968
Motorola Solutions, Inc.	380	111,446
Samsung SDI Co., Ltd.	248	126,882
Telstra Group, Ltd.	72,023	206,718
Verizon Communications, Inc.	20,572	765,073
Viavi Solutions, Inc.†	796	9,019
		3,630,005
Toys/Games/Hobbies — 0.3%
Bandai Namco Holdings, Inc.	11,700	270,731
Nintendo Co., Ltd.	7,900	359,353
		630,084
Transportation — 1.0%
AP Moller-Maersk A/S, Series B	19	33,427
ArcBest Corp.	291	28,751
Ardmore Shipping Corp.	784	9,682
Covenant Logistics Group, Inc.	251	11,001
CSX Corp.	25,534	870,709
Daseke, Inc.†	1,066	7,601
DHL Group†	5,893	287,769
Dorian LPG, Ltd.	561	14,390
FedEx Corp.	440	109,076
Hub Group, Inc., Class A†	365	29,317
Matson, Inc.	553	42,985
Nippon Yusen KK	5,600	124,446
Norfolk Southern Corp.	484	109,752
Safe Bulkers, Inc.	2,359	7,690
Scorpio Tankers, Inc.	608	28,716
SITC International Holdings Co., Ltd.	7,000	12,847
Teekay Corp.†	1,796	10,848
Union Pacific Corp.	400	81,848
		1,820,855
Water — 0.0%
SJW Group	250	17,528
Total Common Stocks (cost $125,548,047)		150,828,416
CORPORATE BONDS & NOTES — 7.7%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028*	$ 20,000	15,700
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	62,000	59,643
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/2027*	15,000	13,616
		88,959
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	51,000	46,808
3.38%, 06/15/2046	35,000	24,530
Bombardier, Inc.
7.13%, 06/15/2026*	35,000	34,764
Howmet Aerospace, Inc.
3.00%, 01/15/2029	20,000	17,480
5.95%, 02/01/2037	15,000	15,271
L3Harris Technologies, Inc.
3.85%, 12/15/2026	35,000	33,350
Security Description	Shares or Principal Amount	Value

Aerospace/Defense (continued)
Northrop Grumman Corp.
3.25%, 01/15/2028	$ 33,000	$ 30,775
Raytheon Technologies Corp.
5.15%, 02/27/2033	20,000	20,273
TransDigm, Inc.
4.63%, 01/15/2029	15,000	13,343
4.88%, 05/01/2029	15,000	13,399
5.50%, 11/15/2027	15,000	14,148
6.38%, 06/15/2026	10,000	9,870
6.75%, 08/15/2028*	20,000	20,076
		294,087
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	15,000	14,860
5.75%, 04/20/2029*	15,000	14,565
Delta Air Lines/Skymiles
4.75%, 10/20/2028*	35,000	33,974
United Airlines, Inc.
4.38%, 04/15/2026*	5,000	4,751
4.63%, 04/15/2029*	5,000	4,556
		72,706
Apparel — 0.0%
Hanesbrands, Inc.
9.00%, 02/15/2031*	10,000	10,078
Kontoor Brands, Inc.
4.13%, 11/15/2029*	20,000	16,701
Levi Strauss & Co.
3.50%, 03/01/2031*	40,000	33,100
		59,879
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.75%, 01/30/2031*	10,000	8,448
4.75%, 10/01/2027*	20,000	18,847
BMW US Capital LLC
3.95%, 08/14/2028*	25,000	23,792
Ford Motor Co.
3.25%, 02/12/2032	110,000	86,535
General Motors Financial Co., Inc.
1.25%, 01/08/2026	11,000	9,814
4.00%, 10/06/2026	9,000	8,535
6.40%, 01/09/2033	65,000	66,069
		222,040
Auto Parts & Equipment — 0.0%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	15,000	15,165
Clarios Global LP
6.75%, 05/15/2025*	9,000	9,006
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	20,000	19,930
8.50%, 05/15/2027*	10,000	10,016
		54,117
Banks — 0.8%
Banco Santander SA
1.72%, 09/14/2027	200,000	173,642
Bank of America Corp.
2.50%, 02/13/2031	52,000	43,536
3.85%, 03/08/2037	97,000	82,947

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.10%, 03/17/2025(2)	$ 87,000	$ 86,260
Bank of Montreal
3.80%, 12/15/2032	14,000	12,341
Citigroup, Inc.
3.67%, 07/24/2028	56,000	52,354
3.88%, 02/18/2026(2)	44,000	36,850
4.45%, 09/29/2027	119,000	113,625
6.17%, 05/25/2034	16,000	16,139
Deutsche Bank AG
2.31%, 11/16/2027	150,000	128,901
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	44,000	43,405
Freedom Mtg. Corp.
6.63%, 01/15/2027*	10,000	8,658
7.63%, 05/01/2026*	15,000	13,808
8.25%, 04/15/2025*	22,000	21,450
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	29,000	24,699
3.65%, 08/10/2026(2)	7,000	5,411
4.22%, 05/01/2029	93,000	87,838
6.75%, 10/01/2037	11,000	11,831
JPMorgan Chase & Co.
2.08%, 04/22/2026	9,000	8,429
3.65%, 06/01/2026(2)	12,000	10,562
3.78%, 02/01/2028	24,000	22,830
3.80%, 07/23/2024	21,000	20,975
3.96%, 11/15/2048	114,000	93,720
4.60%, 02/01/2025(2)	71,000	66,208
6.10%, 10/01/2024(2)	12,000	11,972
JPMorgan Chase & Co. FRS
6.32%, (3 ML+1.00%), 05/15/2077	38,000	31,859
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	135,000	124,184
Toronto-Dominion Bank
4.11%, 06/08/2027	12,000	11,477
US Bancorp
2.49%, 11/03/2036	68,000	49,741
Wells Fargo & Co.
3.90%, 03/15/2026(2)	22,000	19,369
Westpac Banking Corp.
2.96%, 11/16/2040	27,000	18,100
4.42%, 07/24/2039	36,000	29,599
		1,482,720
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	12,000	11,469
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	16,000	14,347
		25,816
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	6,000	5,555
3.20%, 11/02/2027	24,000	22,411
5.25%, 03/02/2030	44,000	44,088
5.65%, 03/02/2053	21,000	21,267
		93,321
Security Description	Shares or Principal Amount	Value

Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	$ 25,000	$ 22,600
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	8,701
6.38%, 06/15/2032*	10,000	9,935
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	5,000	4,725
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	7,850
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	25,000	24,781
Jeld-Wen, Inc.
4.88%, 12/15/2027*	5,000	4,428
6.25%, 05/15/2025*	10,000	10,088
Johnson Controls International PLC
3.90%, 02/14/2026	35,000	33,655
Louisiana-Pacific Corp.
3.63%, 03/15/2029*	15,000	13,130
Masonite International Corp.
3.50%, 02/15/2030*	25,000	21,000
5.38%, 02/01/2028*	5,000	4,766
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	10,000	8,250
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,025
4.38%, 07/15/2030*	30,000	25,983
5.00%, 02/15/2027*	10,000	9,531
		213,448
Chemicals — 0.4%
Avient Corp.
7.13%, 08/01/2030*	20,000	20,228
Cabot Corp.
5.00%, 06/30/2032	39,000	37,331
Celanese US Holdings LLC
1.40%, 08/05/2026	19,000	16,465
6.17%, 07/15/2027	100,000	99,483
6.33%, 07/15/2029	25,000	24,828
CF Industries, Inc.
4.95%, 06/01/2043	89,000	77,044
FMC Corp.
5.65%, 05/18/2033	45,000	44,010
Huntsman International LLC
4.50%, 05/01/2029	73,000	66,762
Ingevity Corp.
3.88%, 11/01/2028*	15,000	12,807
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	19,000	15,056
3.47%, 12/01/2050*	11,000	7,348
4.45%, 09/26/2028	42,000	39,371
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	20,880
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,675
4.20%, 04/01/2029	29,000	27,380
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	45,000	40,185
6.63%, 05/01/2029*	30,000	25,135
Sherwin-Williams Co.
3.45%, 06/01/2027	21,000	19,794

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	$ 20,000	$ 9,250
Tronox, Inc.
4.63%, 03/15/2029*	25,000	20,776
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	20,000	15,325
Westlake Chemical Corp.
2.88%, 08/15/2041	30,000	19,962
Westlake Corp.
3.60%, 08/15/2026	28,000	26,276
WR Grace Holdings LLC
4.88%, 06/15/2027*	15,000	13,911
5.63%, 08/15/2029*	25,000	20,482
7.38%, 03/01/2031*	25,000	24,500
		752,264
Commercial Services — 0.2%
ADT Security Corp.
4.13%, 08/01/2029*	30,000	25,913
Block, Inc.
3.50%, 06/01/2031	69,000	57,147
Carriage Services, Inc.
4.25%, 05/15/2029*	15,000	12,911
ERAC USA Finance LLC
5.63%, 03/15/2042*	47,000	47,030
Garda World Security Corp.
4.63%, 02/15/2027*	10,000	9,150
6.00%, 06/01/2029*	5,000	4,097
7.75%, 02/15/2028*	5,000	4,963
9.50%, 11/01/2027*	22,000	21,254
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,282
3.75%, 10/01/2030*	54,000	47,030
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,372
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	35,000	32,130
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	30,000	16,875
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	10,000	8,820
6.25%, 01/15/2028*	30,000	28,104
S&P Global, Inc.
2.45%, 03/01/2027	8,000	7,379
4.75%, 08/01/2028	16,000	15,903
Sabre GLBL, Inc.
7.38%, 09/01/2025*	15,000	13,314
Service Corp. International
3.38%, 08/15/2030	10,000	8,363
4.00%, 05/15/2031	30,000	25,681
4.63%, 12/15/2027	14,000	13,265
5.13%, 06/01/2029	20,000	18,844
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	14,067
		451,894
Computers — 0.1%
Apple, Inc.
3.00%, 11/13/2027	57,000	53,703
Security Description	Shares or Principal Amount	Value

Computers (continued)
4.30%, 05/10/2033	$ 20,000	$ 19,892
4.38%, 05/13/2045	34,000	32,288
4.85%, 05/10/2053	24,000	24,594
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	35,000	30,182
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	3,000	3,679
		164,338
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033*	79,000	79,933
5.05%, 03/22/2028 to 03/22/2053*	26,000	26,384
		106,317
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	17,073
4.00%, 01/15/2028*	20,000	18,227
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	10,000	10,079
7.75%, 03/15/2031*	15,000	15,562
Univar Solutions USA, Inc.
5.13%, 12/01/2027*	20,000	20,446
		81,387
Diversified Financial Services — 0.2%
AG Issuer LLC
6.25%, 03/01/2028*	15,000	14,284
Air Lease Corp.
3.25%, 10/01/2029	39,000	33,736
4.63%, 10/01/2028	51,000	47,934
Ally Financial, Inc.
8.00%, 11/01/2031	50,000	51,906
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	20,000	17,342
Capital One Financial Corp.
3.75%, 03/09/2027	28,000	26,080
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	20,000	14,100
goeasy, Ltd.
4.38%, 05/01/2026*	10,000	9,121
5.38%, 12/01/2024*	5,000	4,851
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	16,000	12,334
2.65%, 09/15/2040	49,000	34,604
4.35%, 06/15/2029	25,000	24,451
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,028
5.95%, 08/15/2053	8,000	8,191
Nationstar Mortgage Holdings, Inc.
5.50%, 08/15/2028*	15,000	13,139
5.75%, 11/15/2031*	35,000	28,751
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	21,000	17,091
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	42,507
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	20,000	18,900
5.75%, 09/15/2031*	10,000	8,156

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
PHH Mortgage Corp.
7.88%, 03/15/2026*	$ 25,000	$ 22,330
		456,836
Electric — 0.5%
AES Corp.
2.45%, 01/15/2031	48,000	38,798
American Electric Power Co., Inc.
4.30%, 12/01/2028	38,000	36,235
5.63%, 03/01/2033	10,000	10,167
American Transmission Systems, Inc.
2.65%, 01/15/2032*	16,000	13,231
Appalachian Power Co.
5.80%, 10/01/2035	20,000	20,007
Calpine Corp.
5.00%, 02/01/2031*	5,000	4,135
5.25%, 06/01/2026*	10,000	9,657
Commonwealth Edison Co.
5.88%, 02/01/2033	25,000	25,763
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	12,000	10,170
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	35,000	32,508
Eversource Energy
5.13%, 05/15/2033	55,000	54,202
5.45%, 03/01/2028	20,000	20,134
Georgia Power Co.
4.95%, 05/17/2033	45,000	44,419
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	7,000	6,768
4.25%, 05/01/2030	49,000	44,332
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	40,000	40,150
NRG Energy, Inc.
2.45%, 12/02/2027*	30,000	25,281
3.75%, 06/15/2024*	54,000	52,183
3.88%, 02/15/2032*	20,000	15,410
10.25%, 03/15/2028*(2)	10,000	9,430
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052*	65,000	62,684
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	10,250
2.95%, 03/01/2026	10,000	9,160
4.95%, 07/01/2050	16,000	12,567
5.90%, 06/15/2032	25,000	24,060
6.10%, 01/15/2029	15,000	14,759
PacifiCorp
2.70%, 09/15/2030	15,000	12,491
6.25%, 10/15/2037	13,000	12,992
PG&E Corp.
5.25%, 07/01/2030	30,000	26,889
Puget Sound Energy, Inc.
5.45%, 06/01/2053	25,000	25,153
Sempra Energy
5.50%, 08/01/2033	25,000	24,833
Vistra Corp.
7.00%, 12/15/2026*(2)	5,000	4,363
8.00%, 10/15/2026*(2)	15,000	14,025
Vistra Operations Co. LLC
3.55%, 07/15/2024*	27,000	26,077
4.30%, 07/15/2029*	29,000	25,699
5.00%, 07/31/2027*	10,000	9,360
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.50%, 09/01/2026*	$ 15,000	$ 14,434
WEC Energy Group, Inc. FRS
7.43%, (3 ML+2.11%), 05/15/2067	71,000	59,715
		902,491
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
7.25%, 06/15/2028*	40,000	40,802
Electronics — 0.1%
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	34,788
Sensata Technologies, Inc.
3.75%, 02/15/2031*	103,000	88,116
TTM Technologies, Inc.
4.00%, 03/01/2029*	25,000	21,249
		144,153
Engineering & Construction — 0.0%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	55,000	45,938
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	10,000	7,031
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	25,000	21,830
7.00%, 02/15/2030*	30,000	30,127
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	30,000	30,355
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	25,000	23,271
Cinemark USA, Inc.
5.25%, 07/15/2028*	25,000	21,990
5.88%, 03/15/2026*	5,000	4,744
8.75%, 05/01/2025*	3,000	3,046
Everi Holdings, Inc.
5.00%, 07/15/2029*	40,000	35,030
Live Nation Entertainment, Inc.
5.63%, 03/15/2026*	20,000	19,536
6.50%, 05/15/2027*	10,000	10,053
Penn National Gaming, Inc.
5.63%, 01/15/2027*	35,000	32,728
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	5,000	4,713
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	15,000	13,200
Scientific Games International, Inc.
7.00%, 05/15/2028*	5,000	4,973
7.25%, 11/15/2029*	20,000	20,025
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	86,000	80,218
4.28%, 03/15/2032	20,000	17,738
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	30,000	26,886
7.13%, 02/15/2031*	20,000	19,879
		427,373

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control — 0.1%
Clean Harbors, Inc.
6.38%, 02/01/2031*	$ 10,000	$ 10,063
Covanta Holding Corp.
4.88%, 12/01/2029*	30,000	25,950
GFL Environmental, Inc.
3.50%, 09/01/2028*	10,000	8,900
4.00%, 08/01/2028*	5,000	4,470
4.75%, 06/15/2029*	20,000	18,272
Madison IAQ LLC
4.13%, 06/30/2028*	5,000	4,402
5.88%, 06/30/2029*	35,000	28,347
Waste Connections, Inc.
4.20%, 01/15/2033	13,000	12,218
4.25%, 12/01/2028	50,000	48,104
Waste Pro USA, Inc.
5.50%, 02/15/2026*	10,000	9,270
		169,996
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	5,000	4,738
4.88%, 02/15/2030*	30,000	27,697
7.50%, 03/15/2026*	15,000	15,254
Kraft Heinz Foods Co.
3.88%, 05/15/2027	47,000	45,125
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	40,000	35,749
US Foods, Inc.
4.75%, 02/15/2029*	15,000	13,733
		142,296
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	23,564
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	11,673
Healthcare-Products — 0.0%
Medline Borrower LP
3.88%, 04/01/2029*	55,000	47,798
5.25%, 10/01/2029*	15,000	13,016
		60,814
Healthcare-Services — 0.2%
Air Methods Corp.
8.00%, 05/15/2025*	15,000	113
Centene Corp.
3.00%, 10/15/2030	15,000	12,499
4.63%, 12/15/2029	20,000	18,409
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	8,800
4.00%, 03/15/2031*	10,000	8,686
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	40,000	31,509
5.63%, 03/15/2027*	5,000	4,406
6.88%, 04/01/2028 to 04/15/2029*	25,000	15,238
8.00%, 03/15/2026*	15,000	14,611
HCA, Inc.
3.50%, 09/01/2030	5,000	4,383
3.63%, 03/15/2032*	15,000	13,020
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
4.50%, 02/15/2027	$ 3,000	$ 2,894
5.25%, 06/15/2026	12,000	11,869
5.38%, 09/01/2026	51,000	50,599
Humana, Inc.
5.50%, 03/15/2053	10,000	9,959
5.75%, 03/01/2028	50,000	50,875
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	13,551
4.88%, 01/01/2026	25,000	24,350
5.13%, 11/01/2027	70,000	66,827
6.13%, 06/15/2030	25,000	24,643
UnitedHealth Group, Inc.
3.45%, 01/15/2027	3,000	2,874
3.85%, 06/15/2028	62,000	59,431
		449,546
Home Builders — 0.1%
D.R. Horton, Inc.
5.75%, 08/15/2023	14,000	14,000
Lennar Corp.
4.75%, 11/29/2027	67,000	65,007
Mattamy Group Corp.
4.63%, 03/01/2030*	20,000	17,290
PulteGroup, Inc.
7.88%, 06/15/2032	20,000	22,663
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	18,466
5.75%, 01/15/2028*	10,000	9,669
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.88%, 06/15/2024	5,000	4,963
		152,058
Household Products/Wares — 0.0%
Spectrum Brands, Inc.
5.00%, 10/01/2029*	30,000	26,777
Housewares — 0.0%
Newell Brands, Inc.
4.70%, 04/01/2026	10,000	9,393
Scotts Miracle-Gro Co.
4.38%, 02/01/2032	10,000	7,874
4.50%, 10/15/2029	45,000	38,667
		55,934
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/2027*	30,000	28,200
AmWINS Group, Inc.
4.88%, 06/30/2029*	5,000	4,515
Aon PLC
4.25%, 12/12/2042	20,000	15,903
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	14,000	9,742
4.30%, 05/15/2043	29,000	26,448
CNO Financial Group, Inc.
5.25%, 05/30/2025 to 05/30/2029	26,000	24,995
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	71,000	68,331
Fidelity National Financial, Inc.
3.20%, 09/17/2051	27,000	15,746

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
HUB International, Ltd.
5.63%, 12/01/2029*	$ 5,000	$ 4,485
7.00%, 05/01/2026*	35,000	34,907
7.25%, 06/15/2030*	15,000	15,489
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	23,000	22,341
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	72,000	48,954
MetLife, Inc.
6.40%, 12/15/2066	45,000	44,912
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	21,000	23,155
USI, Inc.
6.88%, 05/01/2025*	10,000	9,925
		398,048
Internet — 0.3%
Alphabet, Inc.
2.00%, 08/15/2026	15,000	13,884
2.25%, 08/15/2060	33,000	20,074
Amazon.com, Inc.
2.10%, 05/12/2031	33,000	27,753
2.70%, 06/03/2060	38,000	24,429
Arches Buyer, Inc.
4.25%, 06/01/2028*	50,000	43,510
6.13%, 12/01/2028*	15,000	12,928
Booking Holdings, Inc.
4.63%, 04/13/2030	50,000	48,718
Gen Digital, Inc.
6.75%, 09/30/2027*	10,000	9,972
7.13%, 09/30/2030*	15,000	15,025
Match Group Holdings II LLC
3.63%, 10/01/2031*	20,000	16,439
4.13%, 08/01/2030*	5,000	4,282
4.63%, 06/01/2028*	25,000	22,965
5.00%, 12/15/2027*	6,000	5,564
Meta Platforms, Inc.
3.50%, 08/15/2027	18,000	17,090
4.45%, 08/15/2052	39,000	33,912
4.95%, 05/15/2033	28,000	27,978
5.60%, 05/15/2053	28,000	28,756
Netflix, Inc.
4.38%, 11/15/2026	67,000	65,420
5.38%, 11/15/2029*	18,000	18,067
5.88%, 11/15/2028	10,000	10,328
TripAdvisor, Inc
7.00%, 07/15/2025*	20,000	20,000
		487,094
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	88,000	81,586
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	10,000	7,857
5.25%, 05/15/2027	20,000	17,248
6.25%, 05/15/2026	25,000	22,753
		129,444
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	$ 37,000	$ 38,622
ATI, Inc.
4.88%, 10/01/2029	5,000	4,501
5.88%, 12/01/2027	35,000	33,872
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	21,732
Commercial Metals Co.
4.13%, 01/15/2030	10,000	8,899
4.38%, 03/15/2032	5,000	4,321
TMS International Corp.
6.25%, 04/15/2029*	25,000	21,000
		132,947
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	40,000	36,824
9.88%, 08/01/2027*	10,000	10,416
10.50%, 02/01/2026 to 06/01/2030*	20,000	21,072
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	5,000	5,469
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	40,000	31,761
NCL Corp., Ltd.
5.88%, 02/15/2027*	10,000	9,734
7.75%, 02/15/2029*	5,000	4,749
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	5,000	4,590
5.50%, 08/31/2026*	10,000	9,481
7.25%, 01/15/2030*	15,000	15,193
9.25%, 01/15/2029*	25,000	26,635
		175,924
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	31,267
Full House Resorts, Inc.
8.25%, 02/15/2028*	35,000	32,759
Hilton Domestic Operating Co, Inc.
4.88%, 01/15/2030	60,000	55,945
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	20,000	19,402
Las Vegas Sands Corp.
3.90%, 08/08/2029	25,000	22,307
Station Casinos LLC
4.50%, 02/15/2028*	25,000	22,439
4.63%, 12/01/2031*	15,000	12,638
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	10,000	9,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*	20,000	18,945
		225,352
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	6,970
4.60%, 05/15/2028	40,000	38,508
Terex Corp.
5.00%, 05/15/2029*	20,000	18,594

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining (continued)
Vertiv Group Corp.
4.13%, 11/15/2028*	$ 25,000	$ 22,524
		86,596
Machinery-Diversified — 0.0%
Chart Industries, Inc.
7.50%, 01/01/2030*	25,000	25,507
9.50%, 01/01/2031*	15,000	15,915
		41,422
Media — 0.3%
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026*	15,000	9,850
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	12,135
4.50%, 05/01/2032	10,000	7,985
4.75%, 03/01/2030*	40,000	34,203
5.38%, 06/01/2029*	50,000	45,205
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	39,000	32,475
6.48%, 10/23/2045	40,000	37,605
Comcast Corp.
2.35%, 01/15/2027	17,000	15,609
3.30%, 02/01/2027	38,000	36,060
4.00%, 11/01/2049	49,000	40,443
Cox Communications, Inc.
3.50%, 08/15/2027*	14,000	13,018
DISH DBS Corp.
5.13%, 06/01/2029	20,000	9,287
5.25%, 12/01/2026*	10,000	8,022
5.75%, 12/01/2028*	15,000	11,157
5.88%, 11/15/2024	10,000	8,746
7.75%, 07/01/2026	10,000	6,130
Gray Escrow II, Inc.
5.38%, 11/15/2031*	50,000	33,139
iHeartCommunications, Inc.
8.38%, 05/01/2027	32,299	21,517
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	25,000	21,662
8.00%, 08/01/2029*	30,000	25,605
News Corp.
3.88%, 05/15/2029*	20,000	17,556
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	10,000	8,074
Scripps Escrow, Inc.
5.88%, 07/15/2027*	10,000	8,095
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	19,332
4.00%, 07/15/2028*	15,000	13,033
Spanish Broadcasting System, Inc.
9.75%, 03/01/2026*	10,000	6,855
Townsquare Media, Inc.
6.88%, 02/01/2026*	15,000	14,345
Univision Communications, Inc.
6.63%, 06/01/2027*	30,000	28,996
7.38%, 06/30/2030*	10,000	9,521
Urban One, Inc.
7.38%, 02/01/2028*	20,000	17,423
Security Description	Shares or Principal Amount	Value

Media (continued)
Walt Disney Co.
4.75%, 09/15/2044	$ 24,000	$ 22,744
7.75%, 12/01/2045	3,000	3,884
		599,711
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029*	30,000	26,877
Mining — 0.1%
Compass Minerals International, Inc.
6.75%, 12/01/2027*	25,000	24,103
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	20,000	18,869
5.45%, 03/15/2043	20,000	18,649
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	6,949
Glencore Funding LLC
2.50%, 09/01/2030*	70,000	57,318
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	20,000	18,415
Novelis Corp.
3.88%, 08/15/2031*	15,000	12,339
4.75%, 01/30/2030*	15,000	13,331
		169,973
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.
4.63%, 05/15/2030*	10,000	8,920
5.63%, 07/01/2027*	10,000	9,672
General Electric Co. VRS
8.88%, 09/15/2023(2)	19,000	19,000
		37,592
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	21,421
Oil & Gas — 0.5%
Antero Resources Corp.
7.63%, 02/01/2029*	8,000	8,117
Apache Corp.
4.38%, 10/15/2028	25,000	22,833
5.10%, 09/01/2040	30,000	24,375
Callon Petroleum Co.
7.50%, 06/15/2030*	40,000	37,755
8.00%, 08/01/2028*	20,000	19,778
Cenovus Energy, Inc.
6.75%, 11/15/2039	5,000	5,242
Chord Energy Corp.
6.38%, 06/01/2026*	25,000	24,784
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,113
8.75%, 07/01/2031*	25,000	25,345
Comstock Resources, Inc.
5.88%, 01/15/2030*	20,000	17,363
6.75%, 03/01/2029*	15,000	13,724
Continental Resources, Inc.
5.75%, 01/15/2031*	15,000	14,260
Devon Energy Corp.
7.95%, 04/15/2032	20,000	22,982
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,348

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Diamondback Energy, Inc.
3.25%, 12/01/2026	$ 39,000	$ 36,642
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	27,228
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/2028*	45,000	44,018
EQT Corp.
7.00%, 02/01/2030	15,000	15,705
Nabors Industries, Inc.
5.75%, 02/01/2025	20,000	19,354
7.38%, 05/15/2027*	20,000	19,031
Occidental Petroleum Corp.
5.88%, 09/01/2025	5,000	4,966
6.13%, 01/01/2031	5,000	5,077
6.20%, 03/15/2040	55,000	54,207
7.50%, 05/01/2031	25,000	27,296
Ovintiv, Inc.
5.65%, 05/15/2025 to 05/15/2028	24,000	23,643
6.25%, 07/15/2033	21,000	20,713
6.63%, 08/15/2037	5,000	4,935
7.38%, 11/01/2031	10,000	10,724
Patterson-UTI Energy, Inc.
3.95%, 02/01/2028	5,000	4,480
5.15%, 11/15/2029	40,000	36,236
Permian Resources Operating LLC
5.38%, 01/15/2026*	35,000	33,275
6.88%, 04/01/2027*	30,000	29,550
Precision Drilling Corp.
7.13%, 01/15/2026*	40,000	39,498
Rockcliff Energy II LLC
5.50%, 10/15/2029*	40,000	36,898
SM Energy Co.
5.63%, 06/01/2025	5,000	4,886
6.50%, 07/15/2028	20,000	19,200
6.63%, 01/15/2027	10,000	9,713
6.75%, 09/15/2026	15,000	14,621
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	65,000	61,039
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	16,250	16,027
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	10,000	10,212
Transocean, Inc.
8.75%, 02/15/2030*	10,000	10,150
11.50%, 01/30/2027*	15,000	15,544
Viper Energy Partners LP
5.38%, 11/01/2027*	20,000	19,194
		932,081
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026 to 09/01/2027	40,000	38,937
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	32,000	28,856
1.65%, 01/15/2027	56,000	48,306
4.88%, 07/15/2026*	2,000	1,923
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	25,844
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Graphic Packaging International LLC
3.50%, 03/01/2029*	$ 10,000	$ 8,744
3.75%, 02/01/2030*	10,000	8,625
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(3)	10,000	7,559
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	15,000	12,729
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	19,870
9.25%, 04/15/2027*	20,000	18,460
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	30,000	30,375
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,133
8.20%, 01/15/2030	24,000	27,519
		239,943
Pharmaceuticals — 0.3%
1375209 BC, Ltd.
9.00%, 01/30/2028*	1,000	1,002
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	20,000	11,904
6.13%, 02/01/2027*	15,000	9,603
Becton Dickinson & Co.
3.70%, 06/06/2027	32,000	30,425
Elanco Animal Health, Inc.
6.65%, 08/28/2028	15,000	14,554
Eli Lilly & Co.
4.88%, 02/27/2053	20,000	20,542
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/2025*	14,000	2,361
Option Care Health, Inc.
4.38%, 10/31/2029*	5,000	4,401
Owens & Minor, Inc.
4.50%, 03/31/2029*	10,000	8,304
6.63%, 04/01/2030*	20,000	18,145
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	27,000	26,538
4.75%, 05/19/2033	46,000	45,827
5.30%, 05/19/2053	32,000	33,270
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	181,420
Viatris, Inc.
2.30%, 06/22/2027	27,000	23,589
Zoetis, Inc.
2.00%, 05/15/2030	5,000	4,172
3.90%, 08/20/2028	58,000	55,649
		491,706
Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026*	10,000	10,142
Boardwalk Pipelines LP
3.60%, 09/01/2032	10,000	8,490
Buckeye Partners LP
3.95%, 12/01/2026	15,000	13,541
4.50%, 03/01/2028*	15,000	13,440
5.85%, 11/15/2043	5,000	3,700

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	$ 50,000	$ 49,153
Cheniere Energy Partners LP
3.25%, 01/31/2032	39,000	32,083
4.00%, 03/01/2031	15,000	13,207
DCP Midstream Operating LP
6.75%, 09/15/2037*	20,000	21,226
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	26,000	29,763
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,609
Energy Transfer LP
6.63%, 02/15/2028(2)	85,000	65,031
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/2023	9,000	8,963
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	2,025
EnLink Midstream LLC
5.63%, 01/15/2028*	40,000	38,707
Enterprise Products Operating LLC
2.80%, 01/31/2030	64,000	56,031
4.25%, 02/15/2048	17,000	14,400
Hess Midstream Operations LP
4.25%, 02/15/2030*	10,000	8,725
5.13%, 06/15/2028*	10,000	9,359
5.50%, 10/15/2030*	10,000	9,250
5.63%, 02/15/2026*	25,000	24,594
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,319
Kinder Morgan, Inc.
5.20%, 06/01/2033	10,000	9,691
Kinetik Holdings LP
5.88%, 06/15/2030*	64,000	60,831
ONEOK, Inc.
6.10%, 11/15/2032	50,000	50,868
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	40,000	37,910
5.00%, 03/15/2027	20,000	19,686
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028*	20,000	18,280
6.00%, 12/31/2030*	15,000	13,215
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	35,000	32,345
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	15,000	13,104
6.25%, 01/15/2030*	5,000	4,960
Venture Global LNG, Inc.
8.13%, 06/01/2028*	10,000	10,156
8.38%, 06/01/2031*	25,000	25,204
		744,008
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	31,000	27,590
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.75%, 01/15/2029*	20,000	14,964
Security Description	Shares or Principal Amount	Value

REITS — 0.2%
American Tower Corp.
2.75%, 01/15/2027	$ 12,000	$ 10,917
2.90%, 01/15/2030	40,000	34,500
3.13%, 01/15/2027	82,000	75,529
Crown Castle, Inc.
3.80%, 02/15/2028	33,000	30,758
4.75%, 05/15/2047	5,000	4,294
Crown Castle, Inc.
3.65%, 09/01/2027	16,000	14,955
Equinix, Inc.
3.20%, 11/18/2029	58,000	50,919
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	21,000	16,956
5.25%, 06/01/2025	10,000	9,785
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	25,000	21,723
4.75%, 06/15/2029*	15,000	12,207
5.25%, 10/01/2025*	5,000	4,721
Prologis LP
2.25%, 04/15/2030	12,000	10,171
Service Properties Trust
7.50%, 09/15/2025	5,000	4,910
VICI Properties LP
4.75%, 02/15/2028	28,000	26,511
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,008
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,696
		346,560
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	40,000	34,233
4.38%, 01/15/2028*	20,000	18,463
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	36,000	30,922
3.55%, 07/26/2027*	32,000	29,704
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	10,000	8,876
AutoNation, Inc.
3.80%, 11/15/2027	20,000	18,311
Bath & Body Works, Inc.
6.63%, 10/01/2030*	30,000	28,962
6.75%, 07/01/2036	10,000	8,997
7.50%, 06/15/2029	15,000	15,200
9.38%, 07/01/2025*	3,000	3,184
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	10,000	8,805
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	8,850
4.50%, 11/15/2026*	15,000	14,234
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029*	5,000	4,387
6.75%, 01/15/2030*	15,000	12,766
IRB Holding Corp.
7.00%, 06/15/2025*	10,000	10,050
LBM Acquisition LLC
6.25%, 01/15/2029*	15,000	12,409
Macy's Retail Holdings LLC
5.88%, 03/15/2030*	5,000	4,455
6.13%, 03/15/2032*	10,000	8,749

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Michaels Cos., Inc.
7.88%, 05/01/2029*	$ 10,000	$ 6,738
Staples, Inc.
7.50%, 04/15/2026*	15,000	12,389
Victoria's Secret & Co.
4.63%, 07/15/2029*	30,000	21,927
White Cap Buyer LLC
6.88%, 10/15/2028*	15,000	13,594
Yum! Brands, Inc.
5.38%, 04/01/2032	5,000	4,752
		340,957
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	56,000	53,401
Broadcom, Inc.
3.19%, 11/15/2036*	43,000	32,498
4.15%, 11/15/2030	47,000	43,242
4.93%, 05/15/2037*	63,000	57,015
		186,156
Software — 0.3%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	25,249
Boxer Parent Co., Inc.
7.13%, 10/02/2025*	5,000	5,004
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	10,000	9,888
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	35,000	31,049
Cloud Software Group, Inc.
6.50%, 03/31/2029*	75,000	66,779
9.00%, 09/30/2029*	30,000	26,203
Microsoft Corp.
2.40%, 08/08/2026	8,000	7,508
2.92%, 03/17/2052	31,000	23,063
MSCI, Inc.
3.63%, 09/01/2030*	15,000	12,936
Oracle Corp.
1.65%, 03/25/2026	56,000	50,823
2.95%, 04/01/2030	15,000	13,093
3.65%, 03/25/2041	73,000	56,241
3.95%, 03/25/2051	13,000	9,830
Rocket Software, Inc.
6.50%, 02/15/2029*	45,000	37,899
salesforce.com, Inc.
2.90%, 07/15/2051	43,000	30,229
3.05%, 07/15/2061	61,000	41,373
ServiceNow, Inc.
1.40%, 09/01/2030	41,000	32,462
Twilio, Inc.
3.63%, 03/15/2029	25,000	21,269
3.88%, 03/15/2031	30,000	24,978
Workday, Inc.
3.70%, 04/01/2029	21,000	19,474
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	65,000	55,906
		601,256
Security Description	Shares or Principal Amount	Value

Telecommunications — 0.3%
AT&T, Inc.
2.30%, 06/01/2027	$ 83,000	$ 74,647
2.55%, 12/01/2033	56,000	43,987
4.35%, 03/01/2029	48,000	46,111
4.75%, 05/15/2046	5,000	4,413
CommScope Technologies LLC
6.00%, 06/15/2025*	8,000	7,456
CommScope, Inc.
6.00%, 03/01/2026*	10,000	9,320
8.25%, 03/01/2027*	10,000	8,000
Embarq Corp.
8.00%, 06/01/2036	20,000	12,089
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	30,000	27,533
8.75%, 05/15/2030*	15,000	14,661
Level 3 Financing, Inc.
4.25%, 07/01/2028*	5,000	3,219
10.50%, 05/15/2030*	11,000	11,161
Sprint Capital Corp.
6.88%, 11/15/2028	53,000	56,180
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	8,453
3.75%, 04/15/2027	65,000	61,529
3.88%, 04/15/2030	7,000	6,449
5.05%, 07/15/2033	60,000	58,914
5.38%, 04/15/2027	5,000	4,962
5.75%, 01/15/2054	10,000	10,327
Verizon Communications, Inc.
2.10%, 03/22/2028	12,000	10,542
3.70%, 03/22/2061	39,000	28,362
4.33%, 09/21/2028	91,000	87,724
		596,039
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,601
3.75%, 04/01/2029*	15,000	13,197
		17,798
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	50,000	47,515
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	11,000	10,138
4.40%, 07/01/2027*	91,000	85,891
		96,029
Total Corporate Bonds & Notes (cost $15,934,923)		14,527,484
CONVERTIBLE BONDS & NOTES — 0.0%
Media — 0.0%
DISH Network Corp.
3.38%, 08/15/2026	10,000	5,075
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029*	10,000	7,485

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES (continued)
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
0.25%, 06/15/2026	$ 17,000	$ 12,691
Total Convertible Bonds & Notes (cost $32,538)		25,251
LOANS(4)(5)(6) — 0.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. BTL-B FRS
9.13%, (3ML+3.5%), 08/21/2026	19,114	18,244
Airlines — 0.0%
Aadvantage Loyalty LP, Ltd. BTL FRS
10.34%, (3ML+4.75%), 04/20/2028	5,000	5,108
United Airlines, Inc. BTL-B FRS
9.29%, (3ML+3.75%), 04/21/2028	11,700	11,677
		16,785
Apparel — 0.0%
Crocs, Inc. BTL-B FRS
8.92%, (1ML+3.5%), 02/20/2029	12,643	12,656
Auto Parts & Equipment — 0.0%
Adient US LLC BTL-B FRS
8.68%, (1ML+3.25%), 04/10/2028	6,309	6,303
Building Materials — 0.0%
CP Atlas Buyer, Inc. BTL-B FRS
9.17%, (1ML+3.75%), 11/23/2027	15,526	14,575
Chemicals — 0.0%
LSF11 A5 HoldCo LLC BTL-B FRS
9.67%, (1ML+4.25%), 10/15/2028	10,000	9,891
Nouryon Finance BV BTL-B FRS
9.32%, (3ML+4.00%), 04/03/2028	21,545	21,302
Starfruit Finco B.V. BTL-B FRS
9.35%, (1ML+4.00%), 04/03/2028	10,000	9,894
		41,087
Commercial Services — 0.0%
Neptune Bidco US, Inc. BTL-B FRS
10.70%, (1ML+5.00%), 04/11/2029	15,000	13,156
PECF USS Intermediate Holding III Corp., BTL B FRS
9.52%, (1ML+4.25%), 12/15/2028	19,638	15,806
Sabre GLBL, Inc. BTL-B FRS
10.42%, (1ML+5.00%), 06/30/2028	4,876	3,856
		32,818
Computers — 0.0%
Vision Solutions, Inc. Incremental BTL-B FRS
9.86%, (3ML+4.25%), 04/24/2028	14,886	14,086
Engineering & Construction — 0.1%
Brand Industrial Services, Inc. BTL FRS
9.66%, (3ML+4.25%), 06/21/2024	39,174	38,635
VM Consolidated, Inc. BTL-B FRS
8.68%, (1ML+3.25%), 03/24/2028	24,748	24,742
		63,377
Security Description	Shares or Principal Amount	Value

Entertainment — 0.0%
AMC Entertainment Holdings, Inc. BTL-B FRS
8.20%, (1ML+3.00%), 04/22/2026	$ 14,631	$ 11,396
Environmental Control — 0.0%
GFL Environmental, Inc. BTL FRS
8.15%, (1ML+3.00%), 05/28/2027	7,045	7,044
Madison IAQ LLC BTL FRS
8.30%, (3ML+3.25%), 06/21/2028	14,962	14,585
Robertshaw US Holding Corp. BTL-B FRS
13.34%, (3ML+8.00%), 02/27/2027	5,000	1,100
		22,729
Healthcare-Services — 0.0%
Global Medical Response, Inc. BTL-B FRS
9.78%, (1ML+4.25%), 10/02/2025	9,316	5,237
One Call Corp. BTL FRS
11.11%, (3ML+5.50%), 04/22/2027	9,726	6,905
		12,142
Home Furnishings — 0.0%
Mattress Firm, Inc. BTL-B FRS
9.95%, (6ML+4.25%), 09/25/2028	14,921	14,581
Insurance — 0.0%
Asurion LLC BTL-B9 FRS
8.79%, (1ML+3.25%), 07/31/2027	9,824	9,318
HUB International, Ltd. BTL-B FRS
9.58%, (1ML+4.25%), 06/20/2030	4,343	4,347
		13,665
Internet — 0.0%
Proofpoint, Inc. 2nd Lien BTL-B FRS
11.68%, (3ML+6.25%), 08/31/2029	15,000	14,512
Leisure Time — 0.0%
MajorDrive Holdings IV LLC BTL-B FRS
9.50%, (3ML+4.00%), 06/01/2028	19,625	19,135
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. BTL-B FRS
7.98%, (1ML+2.75%), 03/02/2027	28,884	28,770
Machinery-Diversified — 0.0%
TK Elevator US Newco, Inc. BTL-B FRS
8.60%, (6 ML+3.50%), 07/30/2027	9,826	9,742
Media — 0.0%
DirecTV Financing LLC BTL FRS
10.43%, (1ML+5.00%), 08/02/2027	30,737	30,024
iHeartCommunications, Inc., Incremental BTL-B FRS
8.68%, (1ML+3.25%), 05/01/2026	13,374	11,548
		41,572
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
10.10%, (6ML+4.73%), 02/12/2026	14,838	14,071
Pipelines — 0.0%
CQP Holdco LP BTL-B FRS
8.69%, (1ML+3.5%), 06/05/2028	19,650	19,596
Retail — 0.1%
IRB Holding Corp. BTL-B FRS
8.20%, (1ML+3.00%), 12/15/2027	14,900	14,788

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Retail (continued)
Michaels Cos., Inc. BTL-B FRS
9.75%, (3ML+4.25%), 04/15/2028	$ 9,962	$ 8,798
PetSmart, Inc. BTL-B FRS
8.95%, (1ML+3.75%), 02/11/2028	34,748	34,690
White Cap Buyer LLC BTL-B FRS
8.85%, (1ML+3.75%), 10/19/2027	14,627	14,490
		72,766
Software — 0.1%
Ascend Learning LLC 2nd Lien BTL FRS
10.95%, (1ML+5.75%), 12/10/2029	10,000	8,400
Epicor Software Corp. 2nd Lien BTL FRS
13.17%, (1ML+7.75%), 07/31/2028	10,000	9,997
Greeneden US Holdings II LLC BTL-B4 FRS
9.19%, (1ML+4.00%), 12/01/2027	14,662	14,611
Polaris Newco LLC BTL-B FRS
9.54%, (3ML+4.00%), 06/02/2028	14,713	13,480
Rocket Software, Inc. Incremental BTL-B FRS
9.44%, (1ML+4.25%), 11/28/2025	9,825	9,722
TIBCO Software, Inc. BTL-B FRS
9.84%, (3ML+4.50%), 03/30/2029	4,988	4,662
UKG, Inc. 2nd Lien BTL FRS
10.62%, (3ML+5.25%), 05/03/2027	10,000	9,644
		70,516
Total Loans (cost $607,427)		585,124
ASSET BACKED SECURITIES — 0.1%
Other Asset Backed Securities — 0.1%
BDS, Ltd. FRS
Series 2021-FL8, Class A 6.08%, (1 ML+0.92%), 01/18/2036*	44,490	43,630
Ready Capital Mtg. Financing LLC FRS
Series 2022-FL8, Class A 6.72%, (SOFR30A+1.65%), 01/25/2037*	45,822	45,027
Series 2022-FL8, Class AS 7.17%, (SOFR30A+2.10%), 01/25/2037*	38,000	37,468
Towd Point Mtg. Trust FRS
Series 2018-SL1, Class A 5.75%, (1 ML+0.60%), 01/25/2046*	9,549	9,501
Total Asset Backed Securities (cost $135,072)		135,626
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Commercial and Residential — 1.9%
AREIT Trust FRS
Series 2021-CRE5, Class A 6.24%, (1 ML+1.08%), 11/17/2038*	63,783	61,917
Banc of America Commercial Mtg.Trust VRS VRS
Series 2015-UBS7, Class AS 3.99%, 09/15/2048(7)	47,000	43,757
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	199,000	153,475
Benchmark Mtg. Trust
Series 2019-B12, Class A5 3.12%, 08/15/2052	79,000	68,989
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CD Commercial Mtg. Trust VRS
Series 2016-CD1, Class XA 1.50%, 08/10/2049(7)(8)	$ 235,669	$ 7,118
CD Mtg. Trust VRS
Series 2017-CD5, Class C 4.27%, 08/15/2050(7)	56,000	46,262
Series 2017-CD6, Class C 4.37%, 11/13/2050(7)	57,000	45,400
Citigroup Commercial Mtg. Trust VRS
Series 2015-P1, Class B 4.46%, 09/15/2048(7)	38,000	34,724
Series 2015-P1, Class C 4.51%, 09/15/2048(7)	62,000	52,823
Series 2014-GC21, Class C 4.78%, 05/10/2047(7)	68,000	58,590
Series 2014-GC19, Class D 5.09%, 03/11/2047*(7)	30,000	27,901
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 4.44%, 05/25/2035(7)	5,015	4,863
Commercial Mtg. Trust
Series 2013-CR12, Class AM 4.30%, 10/10/2046	41,000	35,898
Commercial Mtg. Trust VRS
Series 2013-CR11, Class XA 0.94%, 08/10/2050(7)(8)	80,329	1
Series 2014-UBS6, Class XA 0.98%, 12/10/2047(7)(8)	312,707	2,559
Series 2014-CR19, Class XA 1.08%, 08/10/2047(7)(8)	438,779	2,918
Series 2014-CR20, Class XA 1.08%, 11/10/2047(7)(8)	785,348	6,390
Series 2013-LC13, Class XA 1.11%, 08/10/2046(7)(8)	79,511	2
Series 2014-UBS4, Class XA 1.24%, 08/10/2047(7)(8)	890,859	5,354
Series 2013-CR6, Class D 3.99%, 03/10/2046*(7)	36,000	25,920
Series 2015-CR23, Class C 4.44%, 05/10/2048(7)	59,000	50,987
Series 2015-LC21, Class B 4.47%, 07/10/2048(7)	127,000	118,250
Series 2014-UBS6, Class C 4.58%, 12/10/2047(7)	18,000	14,742
Series 2013-CR11, Class AM 4.72%, 08/10/2050(7)	12,000	11,967
Series 2014-CR15, Class B 4.76%, 02/10/2047(7)	56,000	52,754
Series 2014-CR17, Class C 4.94%, 05/10/2047(7)	129,000	112,720
Series 2010-C1, Class D 5.99%, 07/10/2046*(7)	66,018	62,519
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 1.06%, 09/15/2039*(7)(8)	91	1
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	68,704
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.95%, 04/15/2050(7)(8)	891,410	7,427

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2015-C1, Class AS 3.79%, 04/15/2050(7)	$ 53,000	$ 48,180
Series 2016-C7, Class AS 3.96%, 11/15/2049(7)	64,000	58,286
Series 2015-C1, Class C 4.39%, 04/15/2050(7)	81,000	60,441
CSMC Trust VRS
Series 2016-NXSR, Class C 4.57%, 12/15/2049(7)	37,000	25,501
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.54%, 08/10/2044*(7)	96,336	82,849
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M2 7.50%, (1 ML+2.35%), 01/25/2031	11,130	11,317
Series 2022-R07, Class 1M1 8.02%, (SOFR30A+2.95%), 06/25/2042*	9,701	9,931
Series 2016-C03, Class 2M2 11.05%, (1 ML+5.90%), 10/25/2028	2,048	2,181
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2022-R04, Class 1M1 7.07%, (SOFR30A+2.00%), 03/25/2042*	15,248	15,283
GS Mtg. Securities Trust
Series 2014-GC26, Class AS 3.96%, 11/10/2047	32,000	30,329
GS Mtg. Securities Trust VRS
Series 2020-GC47, Class C 3.57%, 05/12/2053(7)	47,000	34,024
Series 2015-GC30, Class C 4.20%, 05/10/2050(7)	45,000	39,574
Series 2014-GC22, Class C 4.84%, 06/10/2047(7)	54,000	42,845
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C17, Class XA 0.83%, 01/15/2047(7)(8)	513,418	504
Series 2013-C12, Class C 4.17%, 07/15/2045(7)	50,000	44,275
Series 2014-C23, Class B 4.63%, 09/15/2047(7)	32,000	30,107
Series 2014-C22, Class C 4.70%, 09/15/2047(7)	19,000	15,521
Series 2014-C19, Class C 4.78%, 04/15/2047(7)	12,000	11,078
Series 2013-C15, Class C 5.33%, 11/15/2045(7)	105,000	100,069
JPMDB Commercial Mtg. Securities Trust VRS
Series 2018-C8, Class C 4.97%, 06/15/2051(7)	31,000	24,789
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	33,072	31,171
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(7)	135,000	119,867
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2012-C6, Class D 5.13%, 05/15/2045(7)	$ 46,575	$ 42,384
Series 2013-C16, Class C 5.18%, 12/15/2046(7)	33,000	31,441
Legacy Mtg. Asset Trust
Series 2020-GS5, Class A1 3.25%, 06/25/2060*(9)	102,865	100,894
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C17, Class XA 1.18%, 08/15/2047(7)(8)	243,673	1,184
Series 2016-C32, Class AS 3.99%, 12/15/2049(7)	91,000	82,533
Series 2013-C10, Class AS 4.20%, 07/15/2046(7)	12,827	12,442
Series 2014-C16, Class B 4.44%, 06/15/2047(7)	32,000	28,654
Series 2014-C17, Class C 4.64%, 08/15/2047(7)	85,000	79,872
Series 2012-C5, Class E 4.77%, 08/15/2045*(7)	67,000	60,315
Series 2013-C13, Class B 4.90%, 11/15/2046(7)	53,000	52,161
Series 2013-C12, Class C 5.10%, 10/15/2046(7)	55,000	52,183
Series 2014-C14, Class C 5.23%, 02/15/2047(7)	113,000	110,120
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 4.02%, 11/15/2049(7)	96,000	69,988
Series 2018-L1, Class A4 4.41%, 10/15/2051(7)	85,000	80,204
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class A 6.35%, (1 ML+1.20%), 11/25/2036*	70,163	68,436
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 6.27%, (1 ML+1.08%), 09/15/2036*	115,063	113,040
Verus Securitization Trust VRS
Series 2020-INV1, Class A1 1.98%, 03/25/2060*(7)	10,450	10,155
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	73,146
Series 2016-NXS6, Class A4 2.92%, 11/15/2049	46,000	42,091
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	43,124
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	40,087
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-LC20, Class C 4.06%, 04/15/2050(7)	59,000	53,336
Series 2020-C57, Class C 4.16%, 08/15/2053(7)	55,000	42,833
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(7)	47,700	41,116
Series 2013-C18, Class AS 4.39%, 12/15/2046(7)	67,000	65,701
Series 2012-C10, Class C 4.47%, 12/15/2045(7)	18,000	12,375

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2014-C19, Class B 4.72%, 03/15/2047(7)	$ 86,000	$ 82,630
Series 2012-C9, Class D 4.88%, 11/15/2045*(7)	14,832	13,674
Series 2011-C3, Class D 6.05%, 03/15/2044*(7)	8,560	1,665
		3,530,838
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA6, Class M1 5.87%, (SOFR30A+0.80%), 10/25/2041*	19,200	19,103
Series 2018-HRP2, Class M3AS 6.15%, (1 ML+1.00%), 02/25/2047*	176,024	174,484
Series 2022-DNA2, Class M1A 6.37%, (SOFR30A+1.30%), 02/25/2042*	68,413	68,021
Series 2022-DNA1, Class M1B 6.92%, (SOFR30A+1.85%), 01/25/2042*	21,000	20,324
Series 2022-DNA3, Class M1A 7.07%, (SOFR30A+2.00%), 04/25/2042*	14,958	15,000
Series 2020-DNA6, Class M2 7.07%, (SOFR30A+2.00%), 12/25/2050*	78,529	78,749
Series 2022-DNA4, Class M1A 7.27%, (SOFR30A+2.20%), 05/25/2042*	41,766	42,033
Series 2021-DNA2, Class M2 7.37%, (SOFR30A+2.30%), 08/25/2033*	70,769	70,813
Series 2018-HRP2, Class M3 7.55%, (1 ML+2.40%), 02/25/2047*	90,000	90,842
Series 2022-DNA5, Class M1A 8.02%, (SOFR30A+2.95%), 06/25/2042*	106,858	108,785
Federal Home Loan Mtg. Corp., REMIC FRS
4.28%, (-3.00*SOFR30A+19.52%), 03/15/2035(10)	9,454	9,361
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2021-R01, Class 1M1 5.82%, (SOFR30A+0.75%), 10/25/2041*	1,906	1,899
Series 2021-R02, Class 2M1 5.97%, (SOFR30A+0.90%), 11/25/2041*	5,411	5,371
Series 2022-R01, Class 1M1 6.07%, (SOFR30A+1.00%), 12/25/2041*	5,601	5,539
Series 2017-C07, Class 1EB2 6.15%, (1 ML+1.00%), 05/25/2030	7,546	7,524
Series 2022-R03, Class 1M1 7.17%, (SOFR30A+2.10%), 03/25/2042*	35,610	35,747
Series 2020-R01, Class 1M2 7.20%, (1 ML+2.05%), 01/25/2040*	5,688	5,710
Series 2019-R03, Class 1M2 7.30%, (1 ML+2.15%), 09/25/2031*	197	197
Series 2019-HRP1, Class M2 7.30%, (1 ML+2.15%), 11/25/2039*	6,233	6,251
Series 2018-R07, Class 1M2 7.55%, (1 ML+2.40%), 04/25/2031*	5,121	5,137
Series 2019-R01, Class 2M2 7.60%, (1 ML+2.45%), 07/25/2031*	8,514	8,548
Series 2014-C02, Class 2M2 7.75%, (1 ML+2.60%), 05/25/2024	10,916	11,012
Series 2017-C01, Class 1M2 8.70%, (1 ML+3.55%), 07/25/2029	92,901	96,148
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2017-C02, Class 2M2C 8.80%, (1 ML+3.65%), 09/25/2029	$ 16,000	$ 16,583
Series 2016-C04, Class 1M2 9.40%, (1 ML+4.25%), 01/25/2029	88,512	92,053
Series 2016-C07, Class 2M2 9.50%, (1 ML+4.35%), 05/25/2029	64,550	67,778
Series 2016-C05, Class 2M2 9.60%, (1 ML+4.45%), 01/25/2029	85,296	89,295
Series 2013-C01, Class M2 10.40%, (1 ML+5.25%), 10/25/2023	2,244	2,269
Series 2016-C03, Class 1M2 10.45%, (1 ML+5.30%), 10/25/2028	3,071	3,265
Series 2015-C04, Class 2M2 10.70%, (1 ML+5.55%), 04/25/2028	3,230	3,375
Series 2015-C04, Class 1M2 10.85%, (1 ML+5.70%), 04/25/2028	13,778	14,673
Series 2016-C02, Class 1M2 11.15%, (1 ML+6.00%), 09/25/2028	35,389	37,203
Series 2016-C01, Class 1M2 11.90%, (1 ML+6.75%), 08/25/2028	8,274	8,853
Series 2016-C01, Class 2M2 12.10%, (1 ML+6.95%), 08/25/2028	14,515	15,315
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2019-R02, Class 1M2 7.45%, (1 ML+2.30%), 08/25/2031*	237	237
Federal National Mtg. Trust Connecticut Avenue Securities FRS
Series 2022-R09, Class 2M1 7.57%, (SOFR30A+2.50%), 09/25/2042*	8,655	8,695
		1,246,192
Total Collateralized Mortgage Obligations (cost $5,282,810)		4,777,030
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.1%
U.S. Government — 1.7%
United States Treasury Bonds
1.88%, 02/15/2051	490,000	324,453
2.75%, 08/15/2042(11)	1,790,000	1,474,932
3.00%, 02/15/2049	170,000	143,763
United States Treasury Notes
1.13%, 02/28/2025	90,000	84,357
1.38%, 11/15/2031	140,000	115,440
1.50%, 02/15/2030	260,000	222,686
1.63%, 02/15/2026 to 05/15/2031	420,000	383,372
1.75%, 12/31/2024	300,000	285,211
2.75%, 08/15/2032	50,000	45,838
		3,080,052
U.S. Government Agency — 4.4%
Federal Home Loan Mtg. Corp.
5.50%, 06/01/2035	1,207	1,236
7.50%, 10/01/2029	957	968
Federal National Mtg. Assoc.
3.00%, 09/01/2046 to 10/01/2046	239,044	213,516
3.50%, 01/01/2047	19,627	18,113
4.00%, 04/01/2049	147,826	140,939
6.00%, 06/01/2036	362	366
6.50%, 06/01/2036 to 11/01/2036	27,314	28,034
7.00%, 06/01/2033 to 04/01/2035	3,511	3,592
7.50%, 04/01/2024	155	154

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
3.00%, July 30 TBA	$1,000,000	$ 893,476
3.50%, July 30 TBA	1,000,000	922,930
4.00%, July 30 TBA	1,000,000	946,211
6.50%, 08/20/2037 to 09/20/2037	6,813	7,272
Uniform Mtg. Backed Securities
2.00%, August 30 TBA	1,000,000	816,602
2.50%, August 30 TBA	3,000,000	2,547,422
3.00%, August 30 TBA	1,000,000	881,289
3.50%, August 30 TBA	1,000,000	912,148
		8,334,268
Total U.S. Government & Agency Obligations (cost $11,960,144)		11,414,320
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	31,036
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	14,913
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	36,531
Total Municipal Securities (cost $70,143)		82,480
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Core MSCI Emerging Markets ETF	3,404	167,783
SPDR S&P 500 Trust ETF	149	66,049
SPDR S&P MidCap 400 Trust ETF	1,012	484,657
Total Unaffiliated Investment Companies (cost $713,178)		718,489
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1)	20,000	2
Vistra Energy Corp. CVR †(12)	1,362	1,407
Total Escrows and Litigation Trusts (cost $4)		1,409
WARRANTS — 0.1%
Commercial Services — 0.0%
UBS AG - Centre Testing International Group Co., Ltd. Expires 03/04/2024†	21,135	56,736
Electronics — 0.0%
UBS AG - Shenzhen Inovance Technology Co., Ltd. Expires 10/27/2023†	1,999	17,670
Healthcare-Products — 0.1%
UBS AG - Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Expires 02/09/2024†	1,655	68,304
Total Warrants (cost $168,800)		142,710
Total Long-Term Investment Securities (cost $160,453,086)		183,238,339
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.5%
Commercial Paper — 0.9%
Barclays Bank PLC 5.21%, 07/18/2023	$ 900,000	$ 897,664
Chariot Funding LLC 5.21%, 07/10/2023	250,000	249,647
Lloyds Bank PLC 5.25%, 07/31/2023	271,000	269,798
Thunder Bay Funding LLC 5.40%, 09/26/2023	250,000	246,676
		1,663,785
U.S. Government Agency — 2.6%
Federal Home Loan Bank
4.80%, 07/03/2023	5,030,000	5,030,000
Total Short-Term Investments (cost $6,692,671)		6,693,785
REPURCHASE AGREEMENTS — 3.2%
Agreement with Bank of America Securities LLC, bearing interest at 5.05% dated 06/30/2023, to be repurchased 07/03/2023 in the amount of $6,002,525 and collateralized by $6,671,000 of United States Treasury Notes, bearing interest at 2.38% due 03/31/2029 and having an approximate value of $6,143,879 (cost $6,000,000)	6,000,000	6,000,000
TOTAL INVESTMENTS (cost $173,145,757)	103.9%	195,932,124
Other assets less liabilities	(3.9)	(7,318,351)
NET ASSETS	100.0%	$188,613,773
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $8,300,420 representing 4.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The SA Putnam Asset Allocation Diversified Growth Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of June 30, 2023. Senior loans are generally considered to be restrictive in that the SA Putnam Asset Allocation Diversified Growth Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

(7)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Interest Only
(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2023.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2023.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	$0	$1,407	$1.03	0.0%
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
ADR—American Depositary Receipt
BTL—Bank Term Loan
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Alinma Bank AB	1-Month SOFR + 1.000%	Monthly	06/23/2025	$100,114	$—	$458	$458
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
10	Long	S&P 500 E-Mini Index	September 2023	$2,174,398	$2,244,124	$ 69,726
2	Long	U.S. Treasury Long Bonds	September 2023	253,641	253,813	172
4	Long	U.S. Treasury Ultra Bonds	September 2023	538,375	544,875	6,500
63	Short	U.S. Treasury 10 Year Notes	September 2023	7,152,156	7,072,734	79,422
						$155,820

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
12	Long	U.S. Treasury 2 Year Notes	September 2023	$ 2,470,906	$ 2,440,125	$ (30,781)
16	Long	U.S. Treasury 5 Year Notes	September 2023	1,743,594	1,713,500	(30,094)
82	Short	S&P 500 E-Mini Index	September 2023	17,831,839	18,401,825	(569,986)
						$(630,861)
		Net Unrealized Appreciation (Depreciation)				$(475,041)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	494,399	TWD	15,032,700	08/16/2023	$ —	$(11,668)
Citibank, N.A.	DKK	632,700	USD	91,829	09/20/2023	—	(1,333)
Goldman Sachs International	ILS	1,738,000	USD	488,586	07/19/2023	19,524	—
	ILS	1,738,000	USD	471,923	10/18/2023	1,028	—
	USD	905,286	CNH	6,240,500	08/16/2023	—	(44,048)
	USD	470,101	ILS	1,738,000	07/19/2023	—	(1,038)
						20,552	(45,086)
HSBC Bank PLC	EUR	68,900	USD	74,702	09/20/2023	—	(769)
	USD	85,621	JPY	11,588,600	08/16/2023	—	(4,795)
	USD	242,310	SEK	2,570,500	09/20/2023	—	(3,104)
						—	(8,668)
JPMorgan Chase Bank, N.A.	NOK	450,600	USD	41,358	09/20/2023	—	(735)
	SGD	310,500	USD	233,202	08/16/2023	3,263	—
	USD	79,754	GBP	64,400	09/20/2023	2,052	—
	USD	523,428	JPY	72,260,000	08/16/2023	—	(19,440)
	USD	483,677	KRW	641,501,100	08/16/2023	4,138	—
						9,453	(20,175)
State Street Bank & Trust Company	AUD	127,100	USD	84,375	07/19/2023	—	(326)
	USD	86,094	AUD	127,100	07/19/2023	—	(1,393)
	USD	84,578	AUD	127,100	10/18/2023	335	—
	USD	452,114	CHF	404,300	09/20/2023	3,243	—
	USD	356,120	CNY	2,569,700	08/16/2023	—	(346)
						3,578	(2,065)
Toronto Dominion Bank	HKD	598,900	USD	76,593	08/16/2023	97	—
Unrealized Appreciation (Depreciation)						$33,680	$(88,995)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$739,651	$647,426	$—	$1,387,077
Agriculture	1,766,643	299,832	—	2,066,475
Airlines	236,540	248,019	—	484,559
Apparel	229,817	1,416,809	—	1,646,626
Auto Manufacturers	1,891,043	1,116,253	—	3,007,296
Auto Parts & Equipment	392,414	77,756	—	470,170
Banks	4,951,387	3,135,694	—	8,087,081
Beverages	2,358,714	273,062	—	2,631,776
Building Materials	1,755,739	825,447	—	2,581,186
Chemicals	1,071,094	610,013	—	1,681,107
Commercial Services	3,786,005	458,899	—	4,244,904
Computers	9,500,389	470,491	—	9,970,880
Cosmetics/Personal Care	2,101,406	829,115	—	2,930,521
Distribution/Wholesale	347,467	829,291	—	1,176,758
Diversified Financial Services	3,779,654	240,685	—	4,020,339
Electric	2,775,403	929,767	—	3,705,170
Electrical Components & Equipment	1,134,874	569,304	—	1,704,178
Electronics	1,119,954	841,254	—	1,961,208
Engineering & Construction	660,781	472,984	—	1,133,765
Entertainment	300,092	340,822	—	640,914
Food	752,790	1,712,891	—	2,465,681
Food Service	—	104,398	—	104,398
Gas	158,836	335,625	—	494,461
Healthcare-Products	3,157,881	221,831	—	3,379,712
Healthcare-Services	1,445,515	443,686	—	1,889,201
Holding Companies-Diversified	—	65,937	—	65,937
Home Builders	1,181,227	72,987	—	1,254,214
Home Furnishings	109,370	34,005	—	143,375
Insurance	2,864,217	1,277,966	—	4,142,183
Internet	16,027,244	789,548	—	16,816,792
Investment Companies	—	331,945	—	331,945
Iron/Steel	359,314	167,568	—	526,882
Lodging	472,596	134,924	—	607,520
Machinery-Construction & Mining	536,636	266,669	—	803,305
Machinery-Diversified	491,560	154,589	—	646,149
Media	369,737	289,197	—	658,934
Metal Fabricate/Hardware	298,052	55,688	—	353,740
Mining	182,192	1,054,377	—	1,236,569
Oil & Gas	3,641,484	1,398,878	—	5,040,362
Pharmaceuticals	8,706,540	2,853,758	854	11,561,152
Private Equity	—	342,334	—	342,334
Real Estate	101,982	51,587	—	153,569
REITS	3,536,210	343,157	—	3,879,367
Retail	3,156,782	820,026	—	3,976,808
Semiconductors	6,964,286	1,919,138	—	8,883,424
Shipbuilding	—	37,664	—	37,664
Software	12,945,194	236,715	—	13,181,909
Telecommunications	2,877,109	752,896	—	3,630,005
Toys/Games/Hobbies	—	630,084	—	630,084
Transportation	1,362,366	458,489	—	1,820,855
Other Industries	6,237,895	—	—	6,237,895
Corporate Bonds & Notes	—	14,527,484	—	14,527,484
Convertible Bonds & Notes	—	25,251	—	25,251
Loans	—	585,124	—	585,124
Asset Backed Securities	—	135,626	—	135,626
Collateralized Mortgage Obligations	—	4,777,030	—	4,777,030
U.S. Government & Agency Obligations	—	11,414,320	—	11,414,320
Municipal Securities	—	82,480	—	82,480
Unaffiliated Investment Companies	718,489	—	—	718,489

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Escrows and Litigation Trusts	$—	$1,407	$2	$1,409
Warrants	—	142,710	—	142,710
Short-Term Investments	—	6,693,785	—	6,693,785
Repurchase Agreements	—	6,000,000	—	6,000,000
Total Investments at Value	$119,554,571	$76,376,697	$856	$195,932,124
Other Financial Instruments:†
Swaps	$—	$458	$—	$458
Futures Contracts	155,820	—	—	155,820
Forward Foreign Currency Contracts	—	33,680	—	33,680
Total Other Financial Instruments	$155,820	$34,138	$—	$189,958
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$630,861	$—	$—	$630,861
Forward Foreign Currency Contracts	—	88,995	—	88,995
Total Other Financial Instruments	$630,861	$88,995	$—	$719,856
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 0.5%
Trade Desk, Inc., Class A†	18,881	$ 1,457,991
Aerospace/Defense — 0.5%
Airbus SE	9,374	1,355,062
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	216,599
Auto Manufacturers — 3.9%
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	10,580	1,313,139
Ferrari NV†	6,598	2,145,736
Rivian Automotive, Inc., Class A†	149,005	2,482,423
Tesla, Inc.†	17,985	4,707,933
		10,649,231
Beverages — 0.6%
Constellation Brands, Inc., Class A	6,872	1,691,405
Biotechnology — 1.3%
Argenx SE ADR†	3,677	1,433,037
Legend Biotech Corp. ADR†	8,159	563,216
Vertex Pharmaceuticals, Inc.†	4,090	1,439,312
		3,435,565
Chemicals — 0.6%
Linde PLC†	4,427	1,687,041
Commercial Services — 1.0%
Cintas Corp.	1,426	708,836
Global Payments, Inc.	5,263	518,511
TransUnion	17,921	1,403,752
		2,631,099
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	152,558
Computers — 11.4%
Accenture PLC, Class A	6,219	1,919,059
Apple, Inc.	149,126	28,925,970
		30,845,029
Cosmetics/Personal Care — 0.9%
Estee Lauder Cos., Inc., Class A	6,302	1,237,587
Procter & Gamble Co.	8,545	1,296,618
		2,534,205
Diversified Financial Services — 5.7%
ANT International Co., Ltd. Class C†(1)(2)	366,711	661,913
Charles Schwab Corp.	13,865	785,868
Mastercard, Inc., Class A	15,920	6,261,336
Visa, Inc., Class A	32,158	7,636,882
		15,345,999
E-Commerce/Services — 0.0%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	167	6,209
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	3,211	119,385
		125,594
Electronics — 0.4%
Amphenol Corp., Class A	300	25,485
Sartorius AG (Preference Shares)	3,005	1,030,489
		1,055,974
Security Description	Shares or Principal Amount	Value

Entertainment Software — 0.4%
Epic Games, Inc.†(1)(2)	1,787	$ 1,232,485
Healthcare-Products — 2.9%
Align Technology, Inc.†	1,665	588,810
Avantor, Inc.†	40,376	829,323
Danaher Corp.	4,219	1,012,560
Intuitive Surgical, Inc.†	11,669	3,990,098
Stryker Corp.	3,052	931,135
Thermo Fisher Scientific, Inc.	800	417,400
		7,769,326
Healthcare-Services — 3.9%
HCA Healthcare, Inc.	3,314	1,005,733
Humana, Inc.	5,104	2,282,151
UnitedHealth Group, Inc.	15,223	7,316,783
		10,604,667
Insurance — 0.8%
Chubb, Ltd.	11,016	2,121,241
Internet — 21.8%
Alphabet, Inc., Class A†	124,016	14,844,715
Alphabet, Inc., Class C†	29,638	3,585,309
Amazon.com, Inc.†	142,808	18,616,451
Booking Holdings, Inc.†	470	1,269,155
Coupang, Inc.†	82,146	1,429,340
Match Group, Inc.†	23,982	1,003,647
Meta Platforms, Inc., Class A†	33,698	9,670,652
Netflix, Inc.†	9,140	4,026,079
Pinterest, Inc., Class A†	69,088	1,888,866
Shopify, Inc., Class A†	22,847	1,475,916
Spotify Technology SA†	8,457	1,357,771
		59,167,901
Lodging — 0.6%
Las Vegas Sands Corp.†	27,675	1,605,150
Miscellaneous Manufacturing — 1.1%
Teledyne Technologies, Inc.†	7,362	3,026,592
Pharmaceuticals — 4.1%
Cigna Group	8,736	2,451,322
Eli Lilly & Co.	14,095	6,610,273
McKesson Corp.	3,135	1,339,617
Zoetis, Inc.	5,019	864,322
		11,265,534
Retail — 2.3%
Chipotle Mexican Grill, Inc.†	1,324	2,832,036
Floor & Decor Holdings, Inc., Class A†	7,038	731,670
Lululemon Athletica, Inc.†	1,985	751,323
Ross Stores, Inc.	16,208	1,817,403
		6,132,432
Semiconductors — 9.8%
Advanced Micro Devices, Inc.†	33,671	3,835,463
ASML Holding NV	5,189	3,760,728
Lam Research Corp.	2,395	1,539,650
Marvell Technology, Inc.	21,869	1,307,329
NVIDIA Corp.	38,245	16,178,400
		26,621,570
Software — 22.5%
Atlassian Corp., Class A†	3,393	569,379
Ceridian HCM Holding, Inc.†	13,464	901,684
Dynatrace, Inc.†	29,110	1,498,292

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fiserv, Inc.†	34,522	$ 4,354,950
Intuit, Inc.	11,668	5,346,161
Magic Leap, Inc., Class A†(1)(2)	2,188	24,158
Microsoft Corp.	110,086	37,488,686
MongoDB, Inc.†	1,705	700,738
Roper Technologies, Inc.	5,800	2,788,640
Salesforce, Inc.†	16,207	3,423,891
ServiceNow, Inc.†	6,977	3,920,865
		61,017,444
Telecommunications — 0.8%
T-Mobile US, Inc.†	15,289	2,123,642
Transportation — 0.7%
FedEx Corp.	2,082	516,128
Old Dominion Freight Line, Inc.	3,689	1,364,008
		1,880,136
Total Common Stocks (cost $198,165,806)		267,751,472
CONVERTIBLE PREFERRED STOCKS — 1.1%
Automotive - Cars & Lt. Trucks — 0.4%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	581,191
GM Cruise Holdings LLC Series G†(1)(2)	17,766	305,487
Waymo LLC Series A-2†(1)(2)	4,915	240,417
		1,127,095
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	17,739
Canva, Inc. Series A-3†(1)(2)	5	3,548
		21,287
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	177,278
E-Commerce/Services — 0.1%
Maplebear, Inc. (dba Instacart) Series A†(1)(2)	443	16,471
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	6,559	243,864
Maplebear, Inc. (dba Instacart) Series I†(1)(2)	897	33,350
		293,685
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	179,133
Industrial Automation/Robotics — 0.1%
Nuro, Inc., Series C†(1)(2)	47,284	293,161
Nuro, Inc., Series D†(1)(2)	10,245	63,519
		356,680
Internet — 0.1%
Rappi, Inc., Series E Series E†(1)(2)	9,191	341,675
Security Description	Shares or Principal Amount	Value

Recycling — 0.2%
Redwood Materials, Inc. Series C†(1)(2)	9,878	$ 471,535
Software — 0.0%
Celonis Series D†(1)(2)	187	41,716
Total Convertible Preferred Stocks (cost $4,800,706)		3,010,084
Total Long-Term Investment Securities (cost $202,966,512)		270,761,556
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(3)	501,515	501,515
T. Rowe Price Government Reserve Fund 5.13%(3)	257,067	257,067
Total Short-Term Investments (cost $758,581)		758,582
TOTAL INVESTMENTS (cost $203,725,093)	100.1%	271,520,138
Other assets less liabilities	(0.1)	(362,373)
NET ASSETS	100.0%	$271,157,765
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Growth Stock Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $1,313,139 representing 0.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	366,711	$1,397,675	$661,913	$1.81	0.3%
Canva, Inc.
	12/17/2021	125	213,020
	12/22/2021	90	153,375
		215	366,395	152,558	709.57	0.0

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Epic Games, Inc.
	06/18/2020	1,331	$766,240
	03/29/2021	456	403,874
		1,787	1,170,114	$1,232,485	$689.70	0.5%
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	24,158	11.04	0.0
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	167	7,738	6,209	37.18	0.0
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	3,211	148,778	119,385	37.18	0.0
Stripe, Inc., Class B	12/17/2019	10,760	168,824	216,599	20.13	0.1
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	17,739	709.57	0.0
Canva, Inc. Series A-3	12/17/2021	5	8,521	3,548	709.57	0.0
Celonis Series D	10/04/2022	187	69,150	41,716	223.08	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	177,278	65.61	0.1
GM Cruise Holdings LLC Class F	05/04/2019	33,800	616,850	581,191	17.20	0.2
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	305,487	17.20	0.1
Maplebear, Inc. (dba Instacart) Series A	11/18/2020	443	27,028	16,471	37.18	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	6,559	$315,435	$243,864	$37.18	0.1%
Maplebear, Inc. (dba Instacart) Series I	02/26/2021	897	112,125	33,350	37.18	0.0
Nuro, Inc., Series C
	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	293,161	6.20	0.1
Nuro, Inc., Series D	10/29/2021	10,245	213,564	63,519	6.20	0.0
Rappi, Inc., Series E
	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	341,675	37.18	0.2
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	471,535	47.74	0.2
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	179,133	20.28	0.1
Waymo LLC Series A-2	05/08/2020	4,915	422,037	240,417	48.92	0.1
				$5,423,391		2.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of June 30, 2023.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$—	$1,355,062	$—	$1,355,062
Applications Software	—	—	216,599	216,599
Auto Manufacturers	9,336,092	1,313,139	—	10,649,231
Computer Graphics	—	—	152,558	152,558
Diversified Financial Services	14,684,086	—	661,913	15,345,999
E-Commerce/Services	—	—	125,594	125,594
Electronics	25,485	1,030,489	—	1,055,974
Entertainment Software	—	—	1,232,485	1,232,485
Software	60,993,286	—	24,158	61,017,444
Other Industries	176,600,526	—	—	176,600,526
Convertible Preferred Stocks	—	—	3,010,084	3,010,084
Short-Term Investments	758,582	—	—	758,582
Total Investments at Value	$262,398,057	$3,698,690	$5,423,391	$271,520,138
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2023	$2,464,045	$3,732,941
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	34,529	25,390
Change in unrealized depreciation(1)	(85,267)	(748,247)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	__
Transfers out of Level 3	—	—
Balance as of June 30, 2023	$2,413,307	$3,010,084
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2023 includes:
Common Stocks	Convertible Preferred Securities
$(50,738)	$(722,857)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2023.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$216,599	Market Approach	Transaction Price*	$20.1300
	$125,594	Market Approach	Transaction Price*	$32.5000
			Gross Profit Multiple*	7.5x
	$1,232,485	Market Approach	Weighted Average of Secondary Transactions*	$690.6500
			Revenue Multiple*	5.8x
	$152,558	Market Approach	Sales Multiple*	13.3x
			Gross Profit Multiple*	16.7x
			Discount for Lack of Marketability	10.0%
	$661,913	Market Approach	Exchange Rate Utilized HKD to USD	7.1531
			Price to Earnings Multiple*	13.1x
			Sales Multiple*	3.4x
			Revenue Multiple*	2.2x
			Discount for Lack of Marketability	10.0%
	$24,158	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$471,535	Market Approach	Transaction Price*	$47.74
	$293,685	Market Approach	Transaction Price*	$32.5000
			Gross Profit Multiple*	7.5x
	$356,680	Market Approach	Transaction Price*	$20.85
			Adjustment to Last Capital Raise*	-70.0%
	$177,278	Market Approach	Transaction Price*	$187.2845
			Sales Multiple*	5.8x
			Gross Profit Multiple*	7.0x
			Discount for Lack of Marketability	10.0%
	$341,675	Market Approach	Transaction Price*	$64.4231
			Sales Multiple*	2.7x
			Gross Merchandise Volume Multiple*	0.5x
			Gross Profit Multiple*	11.5x
			Discount for Lack of Marketability	10.0%
	$240,417	Market Approach	Transaction Price*	$91.72
			Adjustment to Last Capital Raise*	-32.50%
			Sales Multiple*	3.6x
			Volatility*	80.00%
			Term (years)*	5.00
			Discount for Lack of Marketability	10.00%
	$179,133	Market Approach	Sales Multiple*	1.4x
			Discount for Lack of Marketability	10.0%
	$41,716	Market Approach	Revenue Multiple*	13.3x
			Gross Profit Multiple*	16.9x
	$21,287	Market Approach	Sales Multiple*	13.25x
			Gross Profit Multiple*	16.7x
			Discount for Lack of Marketability	10.0%
	$886,678	Market Approach	Revenue Multiple*	2.4x
			Sales Multiple*	3.6x
			Volatility*	85.00%
			Term (years)	4.07
			Discount for Lack of Marketability	10.0%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Advertising — 2.2%
Trade Desk, Inc., Class A†	105,703	$ 8,162,386
Aerospace/Defense — 0.4%
Boeing Co.†	1,503	317,373
General Dynamics Corp.	726	156,199
L3Harris Technologies, Inc.	577	112,959
Lockheed Martin Corp.	975	448,871
Northrop Grumman Corp.	626	285,331
TransDigm Group, Inc.	149	133,231
		1,453,964
Agriculture — 0.2%
Altria Group, Inc.	5,654	256,126
Archer-Daniels-Midland Co.	1,625	122,785
Bunge, Ltd.	376	35,476
Philip Morris International, Inc.	5,106	498,448
		912,835
Apparel — 0.3%
NIKE, Inc., Class B	11,318	1,249,168
Auto Manufacturers — 3.5%
Cummins, Inc.	440	107,870
Tesla, Inc.†	49,676	13,003,687
		13,111,557
Auto Parts & Equipment — 0.2%
Aptiv PLC†	6,161	628,976
Beverages — 1.2%
Brown-Forman Corp., Class B	613	40,936
Coca-Cola Co.	28,326	1,705,792
Constellation Brands, Inc., Class A	550	135,371
Keurig Dr Pepper, Inc.	2,565	80,208
Monster Beverage Corp.†	15,218	874,122
PepsiCo, Inc.	8,392	1,554,366
		4,390,795
Biotechnology — 4.8%
Alnylam Pharmaceuticals, Inc.†	3,545	673,337
Amgen, Inc.	3,255	722,675
Argenx SE ADR†	1,917	747,112
Biogen, Inc.†	1,779	506,748
BioMarin Pharmaceutical, Inc.†	8,191	709,996
Corteva, Inc.	2,989	171,270
Gilead Sciences, Inc.	15,769	1,215,317
Illumina, Inc.†	31,145	5,839,376
Incyte Corp.†	1,128	70,218
Moderna, Inc.†	1,997	242,636
Regeneron Pharmaceuticals, Inc.†	658	472,799
Royalty Pharma PLC, Class A	173,301	5,327,273
Sarepta Therapeutics, Inc.†	5,474	626,882
Vertex Pharmaceuticals, Inc.†	1,569	552,147
		17,877,786
Building Materials — 0.3%
Martin Marietta Materials, Inc.	2,143	989,402
Masco Corp.	974	55,888
Vulcan Materials Co.	478	107,760
		1,153,050
Chemicals — 1.4%
Air Products & Chemicals, Inc.	1,353	405,264
Albemarle Corp.	714	159,286
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
CF Industries Holdings, Inc.	1,187	$ 82,402
FMC Corp.	762	79,507
Linde PLC	6,112	2,329,161
Mosaic Co.	2,024	70,840
Sherwin-Williams Co.	8,321	2,209,392
		5,335,852
Commercial Services — 2.9%
Adyen NV*†	3,442	5,963,659
Automatic Data Processing, Inc.	2,516	552,992
Block, Inc.†	28,913	1,924,738
Cintas Corp.	310	154,095
CoStar Group, Inc.†	14,134	1,257,926
Equifax, Inc.	366	86,120
FleetCor Technologies, Inc.†	238	59,757
Gartner, Inc.†	481	168,499
MarketAxess Holdings, Inc.	112	29,279
Moody's Corp.	452	157,169
Quanta Services, Inc.	884	173,662
Rollins, Inc.	1,411	60,433
Verisk Analytics, Inc.	406	91,768
		10,680,097
Computers — 10.1%
Accenture PLC, Class A	8,876	2,738,956
Apple, Inc.	178,331	34,590,864
EPAM Systems, Inc.†	240	53,940
Fortinet, Inc.†	3,970	300,092
Leidos Holdings, Inc.	543	48,045
		37,731,897
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	2,779	214,094
Estee Lauder Cos., Inc., Class A	3,243	636,860
Procter & Gamble Co.	17,020	2,582,615
		3,433,569
Distribution/Wholesale — 0.2%
Copart, Inc.†	2,613	238,332
Fastenal Co.	1,704	100,519
Pool Corp.	149	55,821
WW Grainger, Inc.	272	214,497
		609,169
Diversified Financial Services — 3.9%
American Express Co.	1,775	309,205
Ameriprise Financial, Inc.	634	210,590
Cboe Global Markets, Inc.	431	59,482
Charles Schwab Corp.	19,349	1,096,701
Discover Financial Services	898	104,931
Intercontinental Exchange, Inc.	27,129	3,067,747
Mastercard, Inc., Class A	14,915	5,866,070
Nasdaq, Inc.	1,320	65,802
Raymond James Financial, Inc.	1,162	120,581
Visa, Inc., Class A	16,080	3,818,678
		14,719,787
Electric — 0.1%
AES Corp.	2,405	49,856
NRG Energy, Inc.	659	24,640
PG&E Corp.†	9,848	170,173

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Sempra Energy	1,150	$ 167,428
WEC Energy Group, Inc.	999	88,152
		500,249
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	702	113,640
Electronics — 0.3%
Agilent Technologies, Inc.	1,081	129,990
Amphenol Corp., Class A	9,759	829,027
Keysight Technologies, Inc.†	585	97,958
Mettler-Toledo International, Inc.†	88	115,425
		1,172,400
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	5,485	918,628
First Solar, Inc.†	605	115,004
SolarEdge Technologies, Inc.†	343	92,284
		1,125,916
Environmental Control — 0.4%
Republic Services, Inc.	689	105,534
Waste Connections, Inc.	6,898	985,931
Waste Management, Inc.	1,330	230,649
		1,322,114
Food — 0.7%
Campbell Soup Co.	721	32,957
General Mills, Inc.	2,432	186,534
Hershey Co.	898	224,231
Hormel Foods Corp.	1,270	51,079
Kellogg Co.	862	58,099
Lamb Weston Holdings, Inc.	888	102,076
McCormick & Co., Inc.	18,080	1,577,119
Mondelez International, Inc., Class A	7,610	555,073
		2,787,168
Gas — 0.0%
Atmos Energy Corp.	537	62,475
Hand/Machine Tools — 0.0%
Snap-on, Inc.	183	52,739
Healthcare-Products — 2.4%
Abbott Laboratories	5,509	600,591
Bio-Techne Corp.	461	37,631
Boston Scientific Corp.†	30,010	1,623,241
Danaher Corp.	4,045	970,800
Exact Sciences Corp.†	3,582	336,350
Hologic, Inc.†	1,499	121,374
IDEXX Laboratories, Inc.†	248	124,553
Insulet Corp.†	2,958	852,910
Intuitive Surgical, Inc.†	5,095	1,742,184
ResMed, Inc.	483	105,535
Thermo Fisher Scientific, Inc.	2,349	1,225,591
Waters Corp.†	1,961	522,685
West Pharmaceutical Services, Inc.	1,599	611,570
		8,875,015
Healthcare-Services — 1.3%
Elevance Health, Inc.	1,444	641,555
HCA Healthcare, Inc.	679	206,063
Humana, Inc.	1,867	834,792
IQVIA Holdings, Inc.†	542	121,825
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Molina Healthcare, Inc.†	355	$ 106,940
Quest Diagnostics, Inc.	450	63,252
UnitedHealth Group, Inc.	5,672	2,726,190
		4,700,617
Home Builders — 0.0%
D.R. Horton, Inc.	945	114,997
Household Products/Wares — 0.1%
Clorox Co.	339	53,915
Kimberly-Clark Corp.	986	136,127
		190,042
Insurance — 0.6%
Aon PLC, Class A	821	283,409
Arch Capital Group, Ltd.†	2,268	169,760
Arthur J. Gallagher & Co.	835	183,341
Brown & Brown, Inc.	846	58,239
Chubb, Ltd.	1,437	276,709
Everest Re Group, Ltd.	151	51,621
Globe Life, Inc.	379	41,546
Marsh & McLennan Cos., Inc.	1,929	362,806
Principal Financial Group, Inc.	839	63,630
Progressive Corp.	3,565	471,899
Travelers Cos., Inc.	760	131,981
W.R. Berkley Corp.	1,223	72,842
		2,167,783
Internet — 20.1%
Airbnb, Inc., Class A†	25,031	3,207,973
Alphabet, Inc., Class A†	79,168	9,476,410
Alphabet, Inc., Class C†	58,090	7,027,147
Amazon.com, Inc.†	120,629	15,725,196
CDW Corp.	517	94,869
Chewy, Inc., Class A†	103,203	4,073,422
DoorDash, Inc., Class A†	95,518	7,299,486
Etsy, Inc.†	5,657	478,639
Gen Digital, Inc.	1,837	34,076
MercadoLibre, Inc.†	2,450	2,902,270
Meta Platforms, Inc., Class A†	15,106	4,335,120
Palo Alto Networks, Inc.†	1,843	470,905
Shopify, Inc., Class A†	134,668	8,699,553
Snap, Inc., Class A†	54,600	646,464
Uber Technologies, Inc.†	245,783	10,610,452
VeriSign, Inc.†	270	61,012
		75,142,994
Iron/Steel — 0.1%
Nucor Corp.	1,530	250,889
Steel Dynamics, Inc.	979	106,643
		357,532
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	774	112,656
Marriott International, Inc., Class A	801	147,135
		259,791
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	8,878	2,184,432
Machinery-Diversified — 0.6%
Deere & Co.	2,594	1,051,063

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
IDEX Corp.	262	$ 56,398
Rockwell Automation, Inc.	3,137	1,033,485
		2,140,946
Media — 0.0%
FactSet Research Systems, Inc.	140	56,091
Mining — 0.2%
Freeport-McMoRan, Inc.	19,720	788,800
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.†	427	83,316
Illinois Tool Works, Inc.	860	215,138
		298,454
Oil & Gas — 1.9%
APA Corp.	1,880	64,240
Chevron Corp.	10,615	1,670,270
ConocoPhillips	7,370	763,606
Coterra Energy, Inc.	4,614	116,734
Devon Energy Corp.	3,909	188,961
Diamondback Energy, Inc.	1,104	145,021
EOG Resources, Inc.	3,562	407,635
EQT Corp.	2,203	90,609
Exxon Mobil Corp.	24,627	2,641,246
Hess Corp.	1,683	228,804
Marathon Oil Corp.	3,762	86,601
Marathon Petroleum Corp.	1,241	144,701
Occidental Petroleum Corp.	4,377	257,368
Pioneer Natural Resources Co.	1,424	295,024
		7,100,820
Oil & Gas Services — 0.1%
Schlumberger NV	4,601	226,001
Pharmaceuticals — 3.9%
AbbVie, Inc.	10,746	1,447,809
AstraZeneca PLC ADR	17,418	1,246,606
Bristol-Myers Squibb Co.	12,797	818,368
Cigna Group	883	247,770
Dexcom, Inc.†	2,361	303,412
Eli Lilly & Co.	11,841	5,553,192
Johnson & Johnson	9,814	1,624,414
McKesson Corp.	381	162,805
Merck & Co., Inc.	15,457	1,783,583
Pfizer, Inc.	34,387	1,261,315
		14,449,274
Pipelines — 0.2%
Cheniere Energy, Inc.	2,529	385,318
ONEOK, Inc.	2,725	168,187
Targa Resources Corp.	1,377	104,790
Williams Cos., Inc.	7,420	242,115
		900,410
REITS — 0.7%
American Tower Corp.	6,065	1,176,246
Equinix, Inc.	1,268	994,036
Extra Space Storage, Inc.	412	61,326
Iron Mountain, Inc.	1,119	63,582
Public Storage	598	174,544
SBA Communications Corp.	370	85,751
Security Description	Shares or Principal Amount	Value

REITS (continued)
VICI Properties, Inc.	3,487	$ 109,597
Weyerhaeuser Co.	2,543	85,216
		2,750,298
Retail — 4.3%
AutoZone, Inc.†	112	279,256
Chipotle Mexican Grill, Inc.†	446	953,994
Costco Wholesale Corp.	1,784	960,470
Dollar General Corp.	1,335	226,656
Dollar Tree, Inc.†	1,266	181,671
Domino's Pizza, Inc.	99	33,362
Floor & Decor Holdings, Inc., Class A†	30,071	3,126,181
Genuine Parts Co.	617	104,415
Home Depot, Inc.	3,270	1,015,793
Lowe's Cos., Inc.	7,810	1,762,717
Lululemon Athletica, Inc.†	3,916	1,482,206
McDonald's Corp.	6,675	1,991,887
O'Reilly Automotive, Inc.†	371	354,416
RH†	2,287	753,772
Ross Stores, Inc.	14,683	1,646,405
Starbucks Corp.	3,561	352,753
TJX Cos., Inc.	4,489	380,622
Tractor Supply Co.	667	147,474
Ulta Beauty, Inc.†	305	143,531
Yum! Brands, Inc.	1,092	151,297
		16,048,878
Semiconductors — 6.9%
Advanced Micro Devices, Inc.†	5,297	603,381
Analog Devices, Inc.	1,448	282,085
Applied Materials, Inc.	5,148	744,092
ASML Holding NV	1,725	1,250,194
Broadcom, Inc.	1,524	1,321,963
KLA Corp.	3,296	1,598,626
Lam Research Corp.	819	526,502
Marvell Technology, Inc.	40,526	2,422,644
Microchip Technology, Inc.	1,635	146,480
Monolithic Power Systems, Inc.	274	148,023
NVIDIA Corp.	34,657	14,660,604
NXP Semiconductors NV	934	191,171
ON Semiconductor Corp.†	4,598	434,879
QUALCOMM, Inc.	6,786	807,805
Teradyne, Inc.	463	51,546
Texas Instruments, Inc.	3,483	627,010
		25,817,005
Software — 19.3%
Activision Blizzard, Inc.†	2,571	216,735
Adobe, Inc.†	2,095	1,024,434
Atlassian Corp., Class A†	3,188	534,978
Autodesk, Inc.†	717	146,705
Bill.com Holdings, Inc.†	34,032	3,976,639
Broadridge Financial Solutions, Inc.	344	56,977
Cadence Design Systems, Inc.†	1,661	389,538
Cloudflare, Inc., Class A†	128,398	8,393,377
Datadog, Inc., Class A†	33,548	3,300,452
Electronic Arts, Inc.	1,079	139,946
Fair Isaac Corp.†	152	123,000
Fiserv, Inc.†	2,594	327,233
Intuit, Inc.	4,823	2,209,851
Jack Henry & Associates, Inc.	444	74,295
Microsoft Corp.	70,495	24,006,367
MSCI, Inc.	2,366	1,110,340

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	18,044	$ 2,148,860
Paychex, Inc.	1,113	124,511
Paycom Software, Inc.	297	95,408
PTC, Inc.†	649	92,353
ROBLOX Corp., Class A†	152,777	6,156,913
Salesforce, Inc.†	6,969	1,472,271
ServiceNow, Inc.†	1,702	956,473
Snowflake, Inc., Class A†	53,510	9,416,690
Synopsys, Inc.†	927	403,625
Tyler Technologies, Inc.†	120	49,977
Veeva Systems, Inc., Class A†	10,838	2,142,998
ZoomInfo Technologies, Inc.†	113,472	2,881,054
		71,972,000
Telecommunications — 0.2%
Arista Networks, Inc.†	1,521	246,493
Motorola Solutions, Inc.	562	164,823
T-Mobile US, Inc.†	2,386	331,416
		742,732
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	383	36,136
CSX Corp.	5,944	202,691
Expeditors International of Washington, Inc.	931	112,772
JB Hunt Transport Services, Inc.	504	91,239
Old Dominion Freight Line, Inc.	5,355	1,980,011
Union Pacific Corp.	1,857	379,979
		2,802,828
Total Common Stocks (cost $290,680,408)		368,675,329
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
SPDR Portfolio S&P 500 Growth ETF (cost $2,130,952)	37,670	2,298,247
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	21,432,216	139,181
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	27,370,098	167,560
Over the Counter call option on the USD vs. CNY (Expiration Date: 07/21/2023; Strike Price: CNY 7.53 Counterparty: JPMorgan Chase Bank, N.A.)	18,456,396	1,808
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/23/2023; Strike Price: CNY 7.57 Counterparty: Standard Chartered Bank)	23,014,189	$ 16,225
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	185,195	83
Total Purchased Options (cost $411,955)		324,857
Total Long-Term Investment Securities (cost $293,223,315)		371,298,433
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.78%(1)	1,096,997	1,096,998
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2)	$ 100,000	98,649
Total Short-Term Investments (cost $1,195,938)		1,195,647
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 06/30/2023, to be repurchased 07/03/2023 in the amount of $405,459 and collateralized by $501,300 of United States Treasury Notes, bearing interest at 1.13% due 02/15/2031 and having an approximate value of $413,600 (cost $405,459)	405,459	405,459
TOTAL INVESTMENTS (cost $294,824,712)	99.9%	372,899,539
Other assets less liabilities	0.1	530,577
NET ASSETS	100.0%	$373,430,116
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $5,963,659 representing 1.6% of net assets.
(1)	The rate shown is the 7-day yield as of June 30, 2023.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	September 2023	$438,849	$448,825	$9,976
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$4,716,438	$5,963,659	$—	$10,680,097
Other Industries	357,995,232	—	—	357,995,232
Unaffiliated Investment Companies	2,298,247	—	—	2,298,247
Purchased Options	—	324,857	—	324,857
Short-Term Investments:
U.S. Government	—	98,649	—	98,649
Other Short-Term Investments	1,096,998	—	—	1,096,998
Repurchase Agreements	—	405,459	—	405,459
Total Investments at Value	$366,106,915	$6,792,624	$—	$372,899,539
Other Financial Instruments:†
Futures Contracts	$9,976	$—	$—	$9,976
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.4%
Interpublic Group of Cos., Inc.	4,326	$ 166,897
Omnicom Group, Inc.	23,892	2,273,324
		2,440,221
Aerospace/Defense — 3.1%
Boeing Co.†	6,337	1,338,121
General Dynamics Corp.	11,826	2,544,364
Howmet Aerospace, Inc.	4,122	204,286
L3Harris Technologies, Inc.	12,088	2,366,468
Lockheed Martin Corp.	732	336,998
Northrop Grumman Corp.	448	204,198
Raytheon Technologies Corp.	102,353	10,026,500
TransDigm Group, Inc.	310	277,193
		17,298,128
Agriculture — 0.7%
Altria Group, Inc.	9,601	434,925
Archer-Daniels-Midland Co.	36,466	2,755,371
Bunge, Ltd.	996	93,972
Philip Morris International, Inc.	8,001	781,058
		4,065,326
Airlines — 0.6%
Alaska Air Group, Inc.†	1,433	76,207
American Airlines Group, Inc.†	7,316	131,249
Delta Air Lines, Inc.†	7,202	342,383
Southwest Airlines Co.	66,554	2,409,921
United Airlines Holdings, Inc.†	3,675	201,647
		3,161,407
Apparel — 0.3%
NIKE, Inc., Class B	13,806	1,523,768
Ralph Lauren Corp.	461	56,841
Tapestry, Inc.	2,597	111,152
VF Corp.	3,702	70,671
		1,762,432
Auto Manufacturers — 0.6%
Cummins, Inc.	777	190,489
Ford Motor Co.	44,037	666,280
General Motors Co.	47,809	1,843,515
PACCAR, Inc.	5,856	489,855
		3,190,139
Auto Parts & Equipment — 0.5%
Aptiv PLC†	3,031	309,435
BorgWarner, Inc.	2,626	128,437
Gentex Corp.	83,900	2,454,914
		2,892,786
Banks — 8.4%
Bank of America Corp.	77,691	2,228,955
Bank of New York Mellon Corp.	82,333	3,665,465
Citigroup, Inc.	21,815	1,004,363
Citizens Financial Group, Inc.	5,423	141,432
Comerica, Inc.	1,475	62,481
Fifth Third Bancorp	7,628	199,930
Goldman Sachs Group, Inc.	3,725	1,201,461
Huntington Bancshares, Inc.	16,177	174,388
JPMorgan Chase & Co.	111,081	16,155,621
KeyCorp	10,480	96,835
M&T Bank Corp.	29,197	3,613,421
Morgan Stanley	52,154	4,453,952
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	18,689	$ 1,385,602
PNC Financial Services Group, Inc.	31,052	3,910,999
Regions Financial Corp.	10,514	187,359
State Street Corp.	3,746	274,132
Truist Financial Corp.	95,791	2,907,257
US Bancorp	93,699	3,095,815
Wells Fargo & Co.	42,046	1,794,523
Zions Bancorp NA	1,660	44,588
		46,598,579
Beverages — 1.1%
Anheuser-Busch InBev SA NV	15,478	876,615
Brown-Forman Corp., Class B	922	61,571
Coca-Cola Co.	15,265	919,258
Constellation Brands, Inc., Class A	795	195,673
Keurig Dr Pepper, Inc.	73,078	2,285,149
Molson Coors Beverage Co., Class B	2,104	138,528
PepsiCo, Inc.	7,220	1,337,289
		5,814,083
Biotechnology — 0.1%
Biogen, Inc.†	860	244,971
Bio-Rad Laboratories, Inc., Class A†	239	90,610
Corteva, Inc.	2,469	141,474
Illumina, Inc.†	1,772	332,232
		809,287
Building Materials — 1.4%
Carrier Global Corp.	9,355	465,037
Fortune Brands Innovations, Inc.	37,759	2,716,760
Johnson Controls International PLC	55,328	3,770,050
Martin Marietta Materials, Inc.	694	320,413
Masco Corp.	731	41,945
Mohawk Industries, Inc.†	592	61,071
Trane Technologies PLC	2,555	488,669
Vulcan Materials Co.	611	137,744
		8,001,689
Chemicals — 1.3%
Akzo Nobel NV	16,003	1,307,614
Axalta Coating Systems, Ltd.†	56,505	1,853,929
Celanese Corp.	1,122	129,928
Dow, Inc.	7,926	422,139
DuPont de Nemours, Inc.	5,144	367,487
Eastman Chemical Co.	1,335	111,766
Ecolab, Inc.	2,776	518,251
International Flavors & Fragrances, Inc.	2,858	227,468
Linde PLC†	2,140	815,511
LyondellBasell Industries NV, Class A	2,843	261,073
PPG Industries, Inc.	2,638	391,215
Sherwin-Williams Co.	2,630	698,318
		7,104,699
Commercial Services — 1.9%
Automatic Data Processing, Inc.	8,467	1,860,962
Cintas Corp.	397	197,341
Equifax, Inc.	701	164,945
FleetCor Technologies, Inc.†	389	97,670
Global Payments, Inc.	24,450	2,408,814
H&R Block, Inc.	72,146	2,299,293
MarketAxess Holdings, Inc.	215	56,205
Moody's Corp.	937	325,814
PayPal Holdings, Inc.†	12,502	834,258

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Robert Half International, Inc.	1,208	$ 90,866
S&P Global, Inc.	3,675	1,473,271
United Rentals, Inc.	770	342,935
Verisk Analytics, Inc.	876	198,002
		10,350,376
Computers — 1.8%
Accenture PLC, Class A	16,238	5,010,722
Amdocs, Ltd.	18,544	1,833,074
Cognizant Technology Solutions Corp., Class A	5,687	371,247
DXC Technology Co.†	2,551	68,163
EPAM Systems, Inc.†	208	46,748
Hewlett Packard Enterprise Co.	14,521	243,953
HP, Inc.	9,714	298,317
International Business Machines Corp.	10,175	1,361,517
Leidos Holdings, Inc.	538	47,602
NetApp, Inc.	2,397	183,131
Seagate Technology Holdings PLC	2,158	133,516
Western Digital Corp.†	3,585	135,979
		9,733,969
Cosmetics/Personal Care — 2.7%
Colgate-Palmolive Co.	50,273	3,873,032
Estee Lauder Cos., Inc., Class A	2,598	510,195
Kenvue, Inc.†	27,667	730,962
Procter & Gamble Co.	23,837	3,617,027
Unilever PLC ADR	114,187	5,952,568
		14,683,784
Distribution/Wholesale — 0.6%
Fastenal Co.	3,263	192,484
LKQ Corp.	51,470	2,999,157
Pool Corp.	162	60,692
		3,252,333
Diversified Financial Services — 2.7%
American Express Co.	3,398	591,932
Ameriprise Financial, Inc.	3,085	1,024,713
BlackRock, Inc.	5,393	3,727,318
Capital One Financial Corp.	4,278	467,885
Cboe Global Markets, Inc.	390	53,824
Charles Schwab Corp.	41,794	2,368,884
CME Group, Inc.	4,031	746,904
Discover Financial Services	1,195	139,636
Franklin Resources, Inc.	3,199	85,445
Intercontinental Exchange, Inc.	6,274	709,464
Invesco, Ltd.	5,134	86,302
LPL Financial Holdings, Inc.	7,641	1,661,383
Nasdaq, Inc.	1,366	68,095
Raymond James Financial, Inc.	25,301	2,625,485
Synchrony Financial	4,802	162,884
T. Rowe Price Group, Inc.	2,516	281,842
		14,801,996
Electric — 5.0%
AES Corp.	103,247	2,140,310
Alliant Energy Corp.	2,817	147,836
Ameren Corp.	2,943	240,355
American Electric Power Co., Inc.	5,769	485,750
CenterPoint Energy, Inc.	7,071	206,120
CMS Energy Corp.	3,268	191,995
Security Description	Shares or Principal Amount	Value

Electric (continued)
Consolidated Edison, Inc.	3,883	$ 351,023
Constellation Energy Corp.	3,635	332,784
Dominion Energy, Inc.	9,367	485,117
DTE Energy Co.	2,310	254,146
Duke Energy Corp.	42,445	3,809,014
Edison International	30,447	2,114,544
Entergy Corp.	2,369	230,670
Evergy, Inc.	2,574	150,373
Eversource Energy	28,658	2,032,425
Exelon Corp.	73,409	2,990,683
FirstEnergy Corp.	6,098	237,090
NextEra Energy, Inc.	22,674	1,682,411
NRG Energy, Inc.	1,367	51,112
Pinnacle West Capital Corp.	22,268	1,813,951
PPL Corp.	8,259	218,533
Public Service Enterprise Group, Inc.	5,591	350,053
Sempra Energy	19,065	2,775,673
Southern Co.	12,219	858,385
WEC Energy Group, Inc.	1,697	149,743
Xcel Energy, Inc.	53,927	3,352,642
		27,652,738
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	1,291	208,987
Emerson Electric Co.	50,951	4,605,461
Generac Holdings, Inc.†	697	103,944
		4,918,392
Electronics — 1.4%
Agilent Technologies, Inc.	1,325	159,331
Allegion PLC	986	118,340
Fortive Corp.	3,962	296,239
Garmin, Ltd.	1,715	178,857
Honeywell International, Inc.	7,457	1,547,327
Keysight Technologies, Inc.†	918	153,719
Mettler-Toledo International, Inc.†	86	112,801
nVent Electric PLC	42,977	2,220,622
TE Connectivity, Ltd.	18,186	2,548,950
Trimble, Inc.†	2,776	146,961
		7,483,147
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	1,421	168,943
Entertainment — 0.1%
Caesars Entertainment, Inc.†	2,412	122,940
Live Nation Entertainment, Inc.†	1,613	146,960
		269,900
Environmental Control — 0.1%
Pentair PLC	1,848	119,381
Republic Services, Inc.	1,037	158,837
Waste Management, Inc.	1,701	294,987
		573,205
Food — 1.8%
Campbell Soup Co.	922	42,145
Conagra Brands, Inc.	95,115	3,207,278
General Mills, Inc.	2,106	161,530
Hormel Foods Corp.	909	36,560
J.M. Smucker Co.	1,195	176,466
Kellogg Co.	1,296	87,350
Koninklijke Ahold Delhaize NV	63,188	2,155,332
Kraft Heinz Co.	8,939	317,334

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Kroger Co.	7,318	$ 343,946
McCormick & Co., Inc.	1,377	120,116
Mondelez International, Inc., Class A	39,096	2,851,662
Sysco Corp.	5,678	421,308
Tyson Foods, Inc., Class A	3,200	163,328
		10,084,355
Forest Products & Paper — 0.0%
International Paper Co.	3,889	123,709
Gas — 0.5%
Atmos Energy Corp.	21,771	2,532,838
NiSource, Inc.	4,629	126,603
		2,659,441
Hand/Machine Tools — 0.0%
Snap-on, Inc.	255	73,489
Stanley Black & Decker, Inc.	1,716	160,806
		234,295
Healthcare-Products — 4.2%
Abbott Laboratories	9,353	1,019,664
Align Technology, Inc.†	797	281,851
Baxter International, Inc.	5,668	258,234
Bio-Techne Corp.	917	74,855
Boston Scientific Corp.†	50,175	2,713,966
Cooper Cos., Inc.	554	212,420
DENTSPLY SIRONA, Inc.	2,381	95,287
Edwards Lifesciences Corp.†	6,793	640,784
GE HealthCare Technologies, Inc.	4,382	355,993
IDEXX Laboratories, Inc.†	474	238,057
Intuitive Surgical, Inc.†	2,002	684,564
Medtronic PLC	94,387	8,315,495
ResMed, Inc.	757	165,404
Revvity, Inc.	1,406	167,019
STERIS PLC	1,113	250,403
Stryker Corp.	3,786	1,155,071
Teleflex, Inc.	526	127,308
West Pharmaceutical Services, Inc.	832	318,215
Zimmer Biomet Holdings, Inc.	41,125	5,987,800
		23,062,390
Healthcare-Services — 3.0%
Catalent, Inc.†	2,018	87,501
Centene Corp.†	54,095	3,648,708
Charles River Laboratories International, Inc.†	574	120,684
DaVita, Inc.†	620	62,291
Elevance Health, Inc.	6,511	2,892,772
HCA Healthcare, Inc.	1,063	322,599
Humana, Inc.	504	225,354
IQVIA Holdings, Inc.†	1,081	242,976
Laboratory Corp. of America Holdings	993	239,641
Quest Diagnostics, Inc.	24,344	3,421,793
UnitedHealth Group, Inc.	5,488	2,637,752
Universal Health Services, Inc., Class B	17,711	2,794,264
		16,696,335
Home Builders — 0.6%
D.R. Horton, Inc.	1,739	211,619
Lennar Corp., Class A	21,711	2,720,605
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
NVR, Inc.†	34	$ 215,921
PulteGroup, Inc.	2,501	194,278
		3,342,423
Home Furnishings — 0.0%
Whirlpool Corp.	614	91,357
Household Products/Wares — 0.8%
Avery Dennison Corp.	905	155,479
Church & Dwight Co., Inc.	2,737	274,330
Clorox Co.	762	121,188
Henkel AG & Co. KGaA (Preference Shares)	8,567	684,818
Kimberly-Clark Corp.	24,552	3,389,649
		4,625,464
Housewares — 0.0%
Newell Brands, Inc.	4,223	36,740
Insurance — 5.7%
Aflac, Inc.	6,161	430,038
Allstate Corp.	36,771	4,009,510
American International Group, Inc.(1)	8,110	466,649
Aon PLC, Class A	778	268,566
Arthur J. Gallagher & Co.	864	189,708
Assurant, Inc.	596	74,929
Berkshire Hathaway, Inc., Class B†	42,592	14,523,872
Brown & Brown, Inc.	1,082	74,485
Chubb, Ltd.	23,319	4,490,307
Cincinnati Financial Corp.	1,762	171,478
Everest Re Group, Ltd.	202	69,056
Globe Life, Inc.	299	32,776
Hartford Financial Services Group, Inc.	3,476	250,341
Lincoln National Corp.	1,729	44,539
Loews Corp.	2,120	125,886
Marsh & McLennan Cos., Inc.	1,996	375,408
MetLife, Inc.	86,944	4,914,944
Principal Financial Group, Inc.	987	74,854
Prudential Financial, Inc.	4,090	360,820
Travelers Cos., Inc.	1,191	206,829
Willis Towers Watson PLC	1,192	280,716
		31,435,711
Internet — 4.7%
Alphabet, Inc., Class C†	23,069	2,790,657
Amazon.com, Inc.†	54,015	7,041,395
Booking Holdings, Inc.†	414	1,117,937
CDW Corp.	559	102,577
eBay, Inc.	5,992	267,783
Etsy, Inc.†	581	49,158
Expedia Group, Inc.†	1,598	174,805
F5, Inc.†	34,677	5,071,858
Gen Digital, Inc.	2,996	55,576
Match Group, Inc.†	3,120	130,572
Meta Platforms, Inc., Class A†	24,789	7,113,947
Netflix, Inc.†	4,981	2,194,081
VeriSign, Inc.†	518	117,052
		26,227,398
Leisure Time — 0.1%
Carnival Corp.†	11,255	211,932
Norwegian Cruise Line Holdings, Ltd.†	4,753	103,473
Royal Caribbean Cruises, Ltd.†	2,465	255,719
		571,124

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,542	$ 224,438
Las Vegas Sands Corp.†	3,683	213,614
Marriott International, Inc., Class A	1,416	260,105
MGM Resorts International	3,384	148,625
Wynn Resorts, Ltd.	1,160	122,508
		969,290
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	2,310	568,376
Oshkosh Corp.	27,263	2,360,703
		2,929,079
Machinery-Diversified — 0.8%
Dover Corp.	1,567	231,368
IDEX Corp.	364	78,355
Ingersoll Rand, Inc.	4,533	296,277
Middleby Corp.†	14,233	2,104,064
Nordson Corp.	603	149,652
Otis Worldwide Corp.	4,631	412,205
Rockwell Automation, Inc.	1,287	424,002
Westinghouse Air Brake Technologies Corp.	2,016	221,095
Xylem, Inc.	2,681	301,934
		4,218,952
Media — 1.3%
Charter Communications, Inc., Class A†	1,164	427,619
Comcast Corp., Class A	46,609	1,936,604
FactSet Research Systems, Inc.	172	68,912
Fox Corp., Class A	3,015	102,510
Fox Corp., Class B	1,531	48,824
News Corp., Class A	4,269	83,245
News Corp., Class B	1,316	25,951
Paramount Global, Class B	5,681	90,385
Walt Disney Co.†	45,707	4,080,721
Warner Bros. Discovery, Inc.†	24,841	311,506
		7,176,277
Mining — 0.1%
Newmont Corp.	8,905	379,887
Miscellaneous Manufacturing — 1.0%
3M Co.	6,182	618,756
A.O. Smith Corp.	1,396	101,601
Eaton Corp. PLC	4,467	898,314
General Electric Co.	12,203	1,340,500
Illinois Tool Works, Inc.	1,518	379,743
Parker-Hannifin Corp.	1,438	560,877
Siemens AG	7,773	1,293,804
Teledyne Technologies, Inc.†	527	216,655
Textron, Inc.	2,260	152,844
		5,563,094
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	576	170,398
Oil & Gas — 3.0%
Chevron Corp.	9,005	1,416,937
ConocoPhillips	14,809	1,534,361
EOG Resources, Inc.	16,085	1,840,767
Exxon Mobil Corp.	44,149	4,734,980
Marathon Petroleum Corp.	2,472	288,235
Phillips 66	31,763	3,029,555
Shell PLC	29,174	868,615
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
TotalEnergies SE ADR	45,422	$ 2,618,124
Valero Energy Corp.	4,051	475,182
		16,806,756
Oil & Gas Services — 0.6%
Baker Hughes Co.	74,329	2,349,539
Halliburton Co.	10,110	333,529
Schlumberger NV	7,507	368,744
		3,051,812
Packaging & Containers — 1.3%
Amcor PLC	16,489	164,560
Ball Corp.	3,525	205,190
Packaging Corp. of America	18,416	2,433,859
Sealed Air Corp.	50,295	2,011,800
Sonoco Products Co.	38,571	2,276,460
WestRock Co.	2,870	83,431
		7,175,300
Pharmaceuticals — 7.9%
AmerisourceBergen Corp.	1,815	349,261
AstraZeneca PLC ADR	33,016	2,362,955
Becton Dickinson & Co.	22,464	5,930,721
Cardinal Health, Inc.	2,853	269,808
Cigna Group	8,925	2,504,355
CVS Health Corp.	39,916	2,759,393
Eli Lilly & Co.	4,302	2,017,552
Henry Schein, Inc.†	36,712	2,977,343
Johnson & Johnson	65,083	10,772,538
McKesson Corp.	821	350,822
Merck & Co., Inc.	32,887	3,794,831
Organon & Co.	2,858	59,475
Pfizer, Inc.	114,268	4,191,350
Roche Holding AG	6,286	1,920,973
Roche Holding AG ADR	63,582	2,428,833
Viatris, Inc.	13,436	134,091
Zoetis, Inc.	5,178	891,703
		43,716,004
Pipelines — 0.1%
Kinder Morgan, Inc.	22,101	380,579
Private Equity — 0.9%
Ares Management Corp., Class A	34,116	3,287,077
Blackstone, Inc.	20,381	1,894,821
		5,181,898
Real Estate — 0.6%
CBRE Group, Inc., Class A†	39,590	3,195,309
REITS — 3.0%
Alexandria Real Estate Equities, Inc.	1,764	200,196
American Tower Corp.	2,454	475,929
AvalonBay Communities, Inc.	1,591	301,129
Boston Properties, Inc.	1,599	92,086
Camden Property Trust	1,196	130,209
Crown Castle, Inc.	4,860	553,748
Digital Realty Trust, Inc.	3,265	371,786
Equinix, Inc.	1,048	821,569
Equity Residential	3,821	252,071
Essex Property Trust, Inc.	719	168,462
Extra Space Storage, Inc.	757	112,679
Federal Realty Investment Trust	822	79,545
Gaming & Leisure Properties, Inc.	52,750	2,556,265

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Healthpeak Properties, Inc.	6,129	$ 123,193
Host Hotels & Resorts, Inc.	146,684	2,468,692
Invitation Homes, Inc.	6,514	224,082
Iron Mountain, Inc.	1,209	68,695
Kimco Realty Corp.	6,946	136,975
Mid-America Apartment Communities, Inc.	1,307	198,481
Prologis, Inc.	10,348	1,268,975
Public Storage	674	196,727
Realty Income Corp.	7,544	451,056
Regency Centers Corp.	1,724	106,491
SBA Communications Corp.	534	123,760
Simon Property Group, Inc.	3,664	423,119
UDR, Inc.	3,467	148,942
Ventas, Inc.	4,483	211,911
VICI Properties, Inc.	4,839	152,090
Welltower, Inc.	48,238	3,901,972
Weyerhaeuser Co.	3,529	118,257
		16,439,092
Retail — 3.5%
Advance Auto Parts, Inc.	666	46,820
Bath & Body Works, Inc.	2,566	96,225
Best Buy Co., Inc.	2,181	178,733
CarMax, Inc.†	1,773	148,400
Costco Wholesale Corp.	1,690	909,862
Darden Restaurants, Inc.	1,355	226,393
Dollar Tree, Inc.†	19,390	2,782,465
Domino's Pizza, Inc.	214	72,116
Genuine Parts Co.	441	74,630
Home Depot, Inc.	16,928	5,258,514
Lowe's Cos., Inc.	2,072	467,650
McDonald's Corp.	3,109	927,757
Ross Stores, Inc.	3,833	429,794
Starbucks Corp.	6,295	623,583
Target Corp.	5,172	682,187
TJX Cos., Inc.	4,645	393,850
Victoria's Secret & Co.†	58,501	1,019,672
Walgreens Boots Alliance, Inc.	8,025	228,632
Walmart, Inc.	30,588	4,807,822
Yum! Brands, Inc.	1,130	156,562
		19,531,667
Savings & Loans — 0.5%
New York Community Bancorp, Inc.	242,070	2,720,867
Semiconductors — 3.3%
Advanced Micro Devices, Inc.†	8,301	945,567
Analog Devices, Inc.	19,280	3,755,937
Broadcom, Inc.	1,869	1,621,227
Intel Corp.	46,739	1,562,952
Microchip Technology, Inc.	3,131	280,506
Micron Technology, Inc.	12,263	773,918
NXP Semiconductors NV	17,454	3,572,485
Qorvo, Inc.†	1,119	114,172
QUALCOMM, Inc.	23,209	2,762,799
Skyworks Solutions, Inc.	1,783	197,360
Teradyne, Inc.	886	98,638
Texas Instruments, Inc.	13,927	2,507,139
		18,192,700
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	447	101,737
Security Description	Shares or Principal Amount	Value

Software — 6.9%
Activision Blizzard, Inc.†	3,287	$ 277,094
Adobe, Inc.†	2,724	1,332,009
Akamai Technologies, Inc.†	1,706	153,318
ANSYS, Inc.†	971	320,692
Autodesk, Inc.†	1,080	220,979
Broadridge Financial Solutions, Inc.	687	113,788
Ceridian HCM Holding, Inc.†	1,737	116,327
Electronic Arts, Inc.	24,823	3,219,543
Fidelity National Information Services, Inc.	6,639	363,153
Fiserv, Inc.†	2,144	270,466
Intuit, Inc.	1,478	677,205
Microsoft Corp.	78,691	26,797,433
MSCI, Inc.	386	181,146
Oracle Corp.	7,070	841,966
Paychex, Inc.	1,546	172,951
Roper Technologies, Inc.	1,194	574,075
Salesforce, Inc.†	10,971	2,317,734
Take-Two Interactive Software, Inc.†	1,777	261,503
Tyler Technologies, Inc.†	249	103,701
		38,315,083
Telecommunications — 4.2%
AT&T, Inc.	80,110	1,277,754
Cisco Systems, Inc.	209,288	10,828,561
Corning, Inc.	108,490	3,801,490
Juniper Networks, Inc.	43,490	1,362,542
Motorola Solutions, Inc.	846	248,115
T-Mobile US, Inc.†	2,065	286,828
Verizon Communications, Inc.	143,885	5,351,083
		23,156,373
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,460	94,564
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	600	56,610
CSX Corp.	11,847	403,983
FedEx Corp.	2,591	642,309
Knight-Swift Transportation Holdings, Inc.	30,245	1,680,412
Norfolk Southern Corp.	9,831	2,229,278
Union Pacific Corp.	3,416	698,982
United Parcel Service, Inc., Class B	15,438	2,767,261
		8,478,835
Water — 0.1%
American Water Works Co., Inc.	2,181	311,338
Total Common Stocks (cost $501,918,474)		544,475,192
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
iShares S&P 500 Value ETF	8,800	1,418,472
iShares Russell 1000 Value ETF	8,183	1,291,523
Total Unaffiliated Investment Companies (cost $2,609,569)		2,709,995
Total Long-Term Investment Securities (cost $504,528,043)		547,185,187
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2) (cost $98,941)	$100,000	98,649

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 06/30/2023, to be repurchased 07/03/2023 in the amount of $411,400 and collateralized by $508,600 of United States Treasury Notes, bearing interest at 1.13% due 02/15/2031 and having an approximate value of $419,623	$411,348	$ 411,348
Bank of America Securities LLC Joint Repurchase Agreement(3)	445,000	445,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	465,000	465,000
BNP Paribas SA Joint Repurchase Agreement(3)	455,000	455,000
Deutsche Bank AG Joint Repurchase Agreement(3)	445,000	445,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	445,000	445,000
Total Repurchase Agreements (cost $2,666,348)		2,666,348
TOTAL INVESTMENTS (cost $507,293,332)	99.4%	549,950,184
Other assets less liabilities	0.6	3,590,899
NET ASSETS	100.0%	$553,541,083
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	S&P 500 E-Mini Index	September 2023	$658,273	$673,237	$14,964
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	1,864,711	USD	2,045,918	09/29/2023	$ 2,433	$ —
	GBP	2,803,913	USD	3,565,661	09/29/2023	4,015	—
	USD	255,313	EUR	231,916	09/29/2023	—	(1,163)
						6,448	(1,163)
JPMorgan Chase Bank, N.A.	EUR	3,619,923	USD	3,968,015	09/29/2023	1,042	—
Morgan Stanley & Co. International PLC	CHF	1,468,551	USD	1,657,179	09/29/2023	1,564	—
	EUR	1,864,711	USD	2,046,069	09/29/2023	2,584	—
	USD	254,167	EUR	231,893	09/29/2023	—	(41)
						4,148	(41)
Unrealized Appreciation (Depreciation)						$11,638	$(1,204)
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$4,937,468	$876,615	$—	$5,814,083
Chemicals	5,797,085	1,307,614	—	7,104,699
Food	7,929,023	2,155,332	—	10,084,355
Household Products/Wares	3,940,646	684,818	—	4,625,464
Miscellaneous Manufacturing	4,269,290	1,293,804	—	5,563,094
Oil & Gas	15,938,141	868,615	—	16,806,756
Pharmaceuticals	41,795,031	1,920,973	—	43,716,004
Other Industries	450,760,737	—	—	450,760,737
Unaffiliated Investment Companies	2,709,995	—	—	2,709,995
Short-Term Investments	—	98,649	—	98,649
Repurchase Agreements	—	2,666,348	—	2,666,348
Total Investments at Value	$538,077,416	$11,872,768	$—	$549,950,184
Other Financial Instruments:†
Futures Contracts	$14,964	$—	$—	$14,964
Forward Foreign Currency Contracts	—	11,638	—	11,638
Total Other Financial Instruments	$14,964	$11,638	$—	$26,602
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,204	$—	$1,204
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 1.1%
Omnicom Group, Inc.	5,500	$ 523,325
Trade Desk, Inc., Class A†	16,370	1,264,091
		1,787,416
Aerospace/Defense — 0.8%
HEICO Corp.	1,956	346,094
HEICO Corp., Class A	1,338	188,123
Hexcel Corp.	900	68,418
Howmet Aerospace, Inc.	2,800	138,768
Spirit AeroSystems Holdings, Inc., Class A	200	5,838
TransDigm Group, Inc.	575	514,148
		1,261,389
Agriculture — 0.0%
Darling Ingredients, Inc.†	1,100	70,169
Airlines — 0.2%
Alaska Air Group, Inc.†	981	52,170
American Airlines Group, Inc.†	4,480	80,371
Delta Air Lines, Inc.†	609	28,952
Southwest Airlines Co.	3,150	114,061
United Airlines Holdings, Inc.†	1,100	60,357
		335,911
Apparel — 1.1%
Crocs, Inc.†	1,131	127,170
Deckers Outdoor Corp.†	2,913	1,537,074
Skechers USA, Inc., Class A†	1,581	83,255
Tapestry, Inc.	281	12,027
		1,759,526
Auto Manufacturers — 0.3%
PACCAR, Inc.	1,000	83,650
Rivian Automotive, Inc., Class A†	25,901	431,511
		515,161
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	164	9,259
Aptiv PLC†	720	73,505
Mobileye Global, Inc., Class A†	10,031	385,391
		468,155
Banks — 0.2%
First Citizens BancShares, Inc., Class A	22	28,236
NU Holdings, Ltd./Cayman Islands†	46,384	365,970
		394,206
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	161	49,659
Brown-Forman Corp., Class A	722	49,146
Brown-Forman Corp., Class B	5,502	367,424
Celsius Holdings, Inc.†	10,282	1,533,972
Constellation Brands, Inc., Class A	300	73,839
		2,074,040
Biotechnology — 2.7%
Alnylam Pharmaceuticals, Inc.†	3,399	645,606
Apellis Pharmaceuticals, Inc.†	3,754	341,989
Argenx SE ADR†	317	123,544
BioMarin Pharmaceutical, Inc.†	1,111	96,302
BioNTech SE ADR†	435	46,950
Bio-Rad Laboratories, Inc., Class A†	265	100,467
Blueprint Medicines Corp.†	1,200	75,840
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Certara, Inc.†	803	$ 14,623
Corteva, Inc.	2,100	120,330
Exelixis, Inc.†	4,400	84,084
Genmab A/S ADR†	2,416	91,832
Horizon Therapeutics PLC†	3,682	378,694
Illumina, Inc.†	1,406	263,611
Incyte Corp.†	3,455	215,074
Ionis Pharmaceuticals, Inc.†	2,279	93,507
Karuna Therapeutics, Inc.†	1,100	238,535
Legend Biotech Corp. ADR†	1,700	117,351
Maravai LifeSciences Holdings, Inc., Class A†	1,182	14,692
Roivant Sciences, Ltd.†	4,290	43,243
Royalty Pharma PLC, Class A	1,681	51,674
Sarepta Therapeutics, Inc.†	2,763	316,419
Seagen, Inc.†	2,606	501,551
Ultragenyx Pharmaceutical, Inc.†	1,257	57,985
United Therapeutics Corp.†	1,864	411,478
		4,445,381
Building Materials — 1.8%
Armstrong World Industries, Inc.	243	17,851
Builders FirstSource, Inc.†	4,268	580,448
Carrier Global Corp.	1,200	59,652
Eagle Materials, Inc.	437	81,466
Fortune Brands Innovations, Inc.	894	64,323
Johnson Controls International PLC	12,737	867,899
Trane Technologies PLC	3,324	635,748
Trex Co., Inc.†	4,319	283,154
Vulcan Materials Co.	1,792	403,988
		2,994,529
Chemicals — 0.9%
Albemarle Corp.	3,745	835,472
Axalta Coating Systems, Ltd.†	440	14,436
CF Industries Holdings, Inc.	750	52,065
FMC Corp.	346	36,102
Nutrien, Ltd.	850	50,193
PPG Industries, Inc.	2,696	399,817
RPM International, Inc.	1,202	107,855
Valvoline, Inc.	836	31,358
		1,527,298
Commercial Services — 7.4%
Avis Budget Group, Inc.†	131	29,956
Block, Inc.†	25,956	1,727,891
Booz Allen Hamilton Holding Corp.	3,318	370,289
Bright Horizons Family Solutions, Inc.†	782	72,296
Cintas Corp.	2,653	1,318,753
CoStar Group, Inc.†	19,846	1,766,294
Equifax, Inc.	2,366	556,720
Euronet Worldwide, Inc.†	1,414	165,961
FleetCor Technologies, Inc.†	2,603	653,561
FTI Consulting, Inc.†	504	95,861
Gartner, Inc.†	4,127	1,445,729
Grand Canyon Education, Inc.†	157	16,204
H&R Block, Inc.	1,829	58,290
MarketAxess Holdings, Inc.	1,327	346,904
Morningstar, Inc.	851	166,856
Paylocity Holding Corp.†	1,686	311,118
Quanta Services, Inc.	2,263	444,566
RB Global, Inc.	3,633	217,980
Rollins, Inc.	5,822	249,356
Service Corp. International	1,807	116,714

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Shift4 Payments, Inc., Class A†	1,010	$ 68,589
Toast, Inc., Class A†	6,586	148,646
TransUnion	1,825	142,952
U-Haul Holding Co.	64	3,541
U-Haul Holding Co. (Non-Voting)	576	29,186
United Rentals, Inc.	862	383,909
Verisk Analytics, Inc.	4,349	983,004
WEX, Inc.†	1,059	192,812
WillScot Mobile Mini Holdings Corp.†	3,421	163,490
		12,247,428
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	43,424
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	29,092
Computers — 2.5%
Crowdstrike Holdings, Inc., Class A†	7,713	1,132,808
EPAM Systems, Inc.†	1,296	291,276
ExlService Holdings, Inc.†	5,152	778,261
Fortinet, Inc.†	2,675	202,203
Genpact, Ltd.	830	31,183
Globant SA†	1,081	194,277
HP, Inc.	3,278	100,668
KBR, Inc.	2,865	186,397
NetApp, Inc.	1,583	120,941
Pure Storage, Inc., Class A†	7,388	272,026
Super Micro Computer, Inc.†	500	124,625
Zscaler, Inc.†	4,668	682,929
		4,117,594
Cosmetics/Personal Care — 0.4%
e.l.f. Beauty, Inc.†	5,779	660,135
Kenvue, Inc.†	3,100	81,902
		742,037
Distribution/Wholesale — 3.3%
Copart, Inc.†	26,395	2,407,488
Fastenal Co.	17,604	1,038,460
Ferguson PLC	1,257	197,739
Pool Corp.	1,411	528,617
SiteOne Landscape Supply, Inc.†	1,766	295,558
Watsco, Inc.	954	363,922
WW Grainger, Inc.	830	654,530
		5,486,314
Diversified Financial Services — 2.5%
Ameriprise Financial, Inc.	1,955	649,373
Apollo Global Management, Inc.	17,104	1,313,758
Blue Owl Capital, Inc.	6,538	76,168
Cboe Global Markets, Inc.	600	82,806
Discover Financial Services	550	64,267
Houlihan Lokey, Inc.	68	6,685
LPL Financial Holdings, Inc.	2,690	584,887
Rocket Cos., Inc., Class A†	833	7,464
SLM Corp.	1,766	28,821
TPG, Inc.	346	10,124
Tradeweb Markets, Inc., Class A	18,052	1,236,201
UWM Holdings Corp.	618	3,461
Western Union Co.	1,022	11,988
XP, Inc., Class A†	513	12,035
		4,088,038
Security Description	Shares or Principal Amount	Value

Electric — 0.2%
AES Corp.	7,588	$ 157,299
Vistra Corp.	4,531	118,939
		276,238
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	1,350	218,538
ChargePoint Holdings, Inc.†	5,196	45,673
Littelfuse, Inc.	274	79,819
Universal Display Corp.	5,089	733,477
		1,077,507
Electronics — 4.0%
Agilent Technologies, Inc.	12,811	1,540,523
Allegion PLC	2,459	295,129
Amphenol Corp., Class A	13,305	1,130,260
Flex, Ltd.†	53,674	1,483,549
Hubbell, Inc.	1,129	374,331
Jabil, Inc.	1,510	162,974
Keysight Technologies, Inc.†	2,095	350,808
Mettler-Toledo International, Inc.†	801	1,050,624
National Instruments Corp.	1,905	109,347
TE Connectivity, Ltd.	400	56,064
Vontier Corp.	978	31,501
		6,585,110
Energy-Alternate Sources — 1.3%
Enphase Energy, Inc.†	4,785	801,392
First Solar, Inc.†	2,247	427,132
SolarEdge Technologies, Inc.†	3,388	911,541
		2,140,065
Engineering & Construction — 0.9%
EMCOR Group, Inc.	302	55,803
Fluor Corp.†	26,976	798,490
MasTec, Inc.†	5,371	633,617
TopBuild Corp.†	38	10,109
		1,498,019
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	6,882
Entertainment — 1.5%
Caesars Entertainment, Inc.†	3,864	196,948
Churchill Downs, Inc.	2,622	364,904
DraftKings, Inc., Class A†	38,618	1,026,080
Live Nation Entertainment, Inc.†	8,536	777,715
Vail Resorts, Inc.	259	65,206
		2,430,853
Environmental Control — 0.5%
Clean Harbors, Inc.†	1,400	230,202
Republic Services, Inc.	1,900	291,023
Tetra Tech, Inc.	178	29,146
Waste Connections, Inc.	1,548	221,255
		771,626
Food — 1.1%
Albertsons Cos., Inc., Class A	666	14,532
Hershey Co.	405	101,129
Lamb Weston Holdings, Inc.	11,419	1,312,614
Performance Food Group Co.†	5,239	315,597
Tyson Foods, Inc., Class A	900	45,936
		1,789,808

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food Service — 0.4%
Aramark	14,334	$ 617,079
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	970	192,671
MSA Safety, Inc.	116	20,179
		212,850
Healthcare-Products — 9.5%
10X Genomics, Inc., Class A†	1,706	95,263
Align Technology, Inc.†	7,247	2,562,829
Bio-Techne Corp.	7,018	572,879
Bruker Corp.	4,024	297,454
Exact Sciences Corp.†	18,775	1,762,972
Globus Medical, Inc., Class A†	1,150	68,471
Hologic, Inc.†	6,148	497,804
IDEXX Laboratories, Inc.†	2,181	1,095,364
Inspire Medical Systems, Inc.†	4,776	1,550,481
Insulet Corp.†	6,987	2,014,632
Lantheus Holdings, Inc.†	800	67,136
Masimo Corp.†	883	145,298
Natera, Inc.†	1,924	93,622
Novocure, Ltd.†	3,818	158,447
Penumbra, Inc.†	1,340	461,040
QuidelOrtho Corp.†	736	60,985
Repligen Corp.†	1,412	199,742
ResMed, Inc.	4,650	1,016,025
Shockwave Medical, Inc.†	4,948	1,412,209
STERIS PLC	525	118,114
Tandem Diabetes Care, Inc.†	162	3,975
Teleflex, Inc.	201	48,648
Waters Corp.†	1,089	290,262
West Pharmaceutical Services, Inc.	2,785	1,065,179
		15,658,831
Healthcare-Services — 2.3%
Acadia Healthcare Co., Inc.†	796	63,393
agilon health, Inc.†	44,631	773,902
Centene Corp.†	1,031	69,541
Charles River Laboratories International, Inc.†	970	203,942
Chemed Corp.	195	105,626
DaVita, Inc.†	1,004	100,872
Encompass Health Corp.	125	8,464
Ginkgo Bioworks Holdings, Inc.†	2,597	4,830
ICON PLC†	226	56,545
IQVIA Holdings, Inc.†	5,874	1,320,299
Medpace Holdings, Inc.†	2,359	566,561
Molina Healthcare, Inc.†	1,659	499,757
Sotera Health Co.†	1,290	24,304
		3,798,036
Home Builders — 0.6%
Lennar Corp., Class A	5,066	634,820
NVR, Inc.†	53	336,583
		971,403
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	630	25,244
Household Products/Wares — 0.7%
Avery Dennison Corp.	1,419	243,784
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Church & Dwight Co., Inc.	4,670	$ 468,074
Clorox Co.	2,300	365,792
		1,077,650
Housewares — 0.0%
Scotts Miracle-Gro Co.	767	48,083
Insurance — 1.3%
Arch Capital Group, Ltd.†	938	70,209
Arthur J. Gallagher & Co.	2,421	531,579
Assurant, Inc.	350	44,002
Brighthouse Financial, Inc.†	126	5,966
Brown & Brown, Inc.	1,719	118,336
Equitable Holdings, Inc.	6,646	180,505
Everest Re Group, Ltd.	106	36,237
Globe Life, Inc.	650	71,253
Hartford Financial Services Group, Inc.	5,950	428,519
Kinsale Capital Group, Inc.	406	151,925
Lincoln National Corp.	292	7,522
Primerica, Inc.	438	86,619
RenaissanceRe Holdings, Ltd.	242	45,138
RLI Corp.	165	22,518
Ryan Specialty Holdings, Inc.†	5,274	236,750
Willis Towers Watson PLC	248	58,404
		2,095,482
Internet — 3.9%
CDW Corp.	4,518	829,053
Chewy, Inc., Class A†	1,538	60,705
Coupang, Inc.†	32,025	557,235
DoorDash, Inc., Class A†	4,393	335,713
eBay, Inc.	616	27,529
Etsy, Inc.†	2,105	178,104
Expedia Group, Inc.†	1,955	213,858
Gen Digital, Inc.	1,607	29,810
GoDaddy, Inc., Class A†	1,737	130,501
Lyft, Inc., Class A†	5,699	54,653
Match Group, Inc.†	9,353	391,423
Okta, Inc.†	11,429	792,601
Pinterest, Inc., Class A†	12,932	353,561
Roku, Inc.†	284	18,165
Spotify Technology SA†	14,416	2,314,489
VeriSign, Inc.†	386	87,224
Wayfair, Inc., Class A†	535	34,780
		6,409,404
Iron/Steel — 0.1%
Steel Dynamics, Inc.	1,000	108,930
Leisure Time — 0.2%
Brunswick Corp.	105	9,097
Norwegian Cruise Line Holdings, Ltd.†	1,894	41,232
Peloton Interactive, Inc., Class A†	5,730	44,064
Planet Fitness, Inc., Class A†	756	50,985
Polaris, Inc.	88	10,642
Royal Caribbean Cruises, Ltd.†	1,310	135,900
YETI Holdings, Inc.†	1,610	62,532
		354,452
Lodging — 1.5%
Choice Hotels International, Inc.	565	66,399
Hilton Worldwide Holdings, Inc.	7,565	1,101,086
Hyatt Hotels Corp., Class A	500	57,290
Las Vegas Sands Corp.†	15,465	896,970

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging (continued)
MGM Resorts International	5,100	$ 223,992
Travel & Leisure Co.	625	25,212
Wyndham Hotels & Resorts, Inc.	111	7,611
Wynn Resorts, Ltd.	769	81,214
		2,459,774
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	1,490	106,639
Vertiv Holdings Co.	439	10,874
		117,513
Machinery-Diversified — 1.9%
Cognex Corp.	1,300	72,826
Graco, Inc.	2,071	178,831
IDEX Corp.	389	83,736
Middleby Corp.†	800	118,264
Otis Worldwide Corp.	1,254	111,619
Rockwell Automation, Inc.	3,792	1,249,274
Toro Co.	11,219	1,140,411
Westinghouse Air Brake Technologies Corp.	600	65,802
Xylem, Inc.	525	59,126
		3,079,889
Media — 1.1%
Cable One, Inc.	8	5,257
Endeavor Group Holdings, Inc., Class A†	3,050	72,956
FactSet Research Systems, Inc.	1,467	587,754
Fox Corp., Class B	6,900	220,041
Liberty Broadband Corp., Class A†	63	5,023
Liberty Broadband Corp., Class C†	448	35,889
Liberty Media Corp.-Liberty Formula One, Series C†	10,885	819,423
Nexstar Media Group, Inc.	218	36,308
World Wrestling Entertainment, Inc., Class A	801	86,884
		1,869,535
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	1,608	182,958
Valmont Industries, Inc.	775	225,564
		408,522
Miscellaneous Manufacturing — 0.8%
A.O. Smith Corp.	1,294	94,177
Axon Enterprise, Inc.†	6,123	1,194,720
Donaldson Co., Inc.	934	58,384
		1,347,281
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	561	165,961
Oil & Gas — 2.2%
APA Corp.	6,511	222,481
Coterra Energy, Inc.	6,700	169,510
Devon Energy Corp.	3,250	157,105
Diamondback Energy, Inc.	4,546	597,163
Hess Corp.	5,134	697,967
Magnolia Oil & Gas Corp., Class A	3,650	76,285
Matador Resources Co.	800	41,856
Ovintiv, Inc.	1,998	76,064
Pioneer Natural Resources Co.	3,119	646,194
Texas Pacific Land Corp.	107	140,866
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Venture Global LNG, Inc. Series B†(1)(2)	3	$ 54,000
Venture Global LNG, Inc. Series C†(1)(2)	42	756,000
		3,635,491
Oil & Gas Services — 0.3%
Halliburton Co.	12,959	427,517
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	2,479	9,321
Ball Corp.	806	46,917
Graphic Packaging Holding Co.	3,028	72,763
Sealed Air Corp.	3,328	133,120
		262,121
Pharmaceuticals — 3.8%
AmerisourceBergen Corp.	6,006	1,155,735
Ascendis Pharma A/S ADR†	560	49,980
Cardinal Health, Inc.	2,456	232,264
Dexcom, Inc.†	28,097	3,610,745
Jazz Pharmaceuticals PLC†	3,833	475,177
McKesson Corp.	1,111	474,741
Neurocrine Biosciences, Inc.†	3,630	342,309
		6,340,951
Pipelines — 1.8%
Antero Midstream Corp.	2,105	24,418
Cheniere Energy, Inc.	12,592	1,918,517
New Fortress Energy, Inc.	1,204	32,243
ONEOK, Inc.	457	28,206
Targa Resources Corp.	11,910	906,351
		2,909,735
Private Equity — 0.9%
Ares Management Corp., Class A	13,388	1,289,934
KKR & Co., Inc.	2,955	165,480
		1,455,414
REITS — 1.0%
CubeSmart	3,550	158,543
Equity LifeStyle Properties, Inc.	3,380	226,088
Extra Space Storage, Inc.	144	21,435
Iron Mountain, Inc.	2,666	151,482
Lamar Advertising Co., Class A	3,248	322,364
Rexford Industrial Realty, Inc.	1,100	57,442
SBA Communications Corp.	847	196,301
Simon Property Group, Inc.	3,266	377,158
Sun Communities, Inc.	498	64,969
UDR, Inc.	342	14,692
		1,590,474
Retail — 6.9%
AutoZone, Inc.†	205	511,139
Best Buy Co., Inc.	496	40,647
BJ's Wholesale Club Holdings, Inc.†	5,756	362,685
Burlington Stores, Inc.†	4,576	720,217
CarMax, Inc.†	164	13,727
Casey's General Stores, Inc.	425	103,649
Chipotle Mexican Grill, Inc.†	459	981,801
Darden Restaurants, Inc.	2,758	460,807
Dick's Sporting Goods, Inc.	83	10,972
Dollar General Corp.	400	67,912
Dollar Tree, Inc.†	850	121,975

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Domino's Pizza, Inc.	1,160	$ 390,908
Five Below, Inc.†	2,069	406,641
Floor & Decor Holdings, Inc., Class A†	3,435	357,103
Freshpet, Inc.†	233	15,334
Genuine Parts Co.	700	118,461
Lululemon Athletica, Inc.†	680	257,380
Murphy USA, Inc.	348	108,266
Ollie's Bargain Outlet Holdings, Inc.†	1,468	85,041
O'Reilly Automotive, Inc.†	109	104,128
Restaurant Brands International, Inc.	1,992	154,420
RH†	290	95,581
Ross Stores, Inc.	21,614	2,423,578
Texas Roadhouse, Inc.	1,243	139,564
Tractor Supply Co.	4,262	942,328
Ulta Beauty, Inc.†	1,876	882,836
Victoria's Secret & Co.†	648	11,295
Wendy's Co.	3,215	69,926
Williams-Sonoma, Inc.	1,156	144,662
Wingstop, Inc.	1,082	216,573
Yum! Brands, Inc.	7,529	1,043,143
		11,362,699
Semiconductors — 3.1%
Allegro MicroSystems, Inc.†	1,243	56,109
Analog Devices, Inc.	1	195
Entegris, Inc.	2,975	329,689
Lattice Semiconductor Corp.†	6,705	644,149
Marvell Technology, Inc.	1,833	109,577
Microchip Technology, Inc.	14,733	1,319,929
MKS Instruments, Inc.	5,977	646,114
Monolithic Power Systems, Inc.	1,664	898,943
ON Semiconductor Corp.†	4,400	416,152
Onto Innovation, Inc.†	600	69,882
Silicon Laboratories, Inc.†	350	55,209
Skyworks Solutions, Inc.	650	71,949
Teradyne, Inc.	4,164	463,578
		5,081,475
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	300	68,280
Software — 14.6%
Alteryx, Inc., Class A†	1,138	51,665
ANSYS, Inc.†	2,172	717,346
AppLovin Corp., Class A†	2,588	66,589
Atlassian Corp., Class A†	270	45,309
Bentley Systems, Inc., Class B	6,128	332,321
Bill.com Holdings, Inc.†	750	87,637
Broadridge Financial Solutions, Inc.	3,653	605,046
Cadence Design Systems, Inc.†	1,316	308,628
Ceridian HCM Holding, Inc.†	1,906	127,645
Cloudflare, Inc., Class A†	5,348	349,599
Confluent, Inc., Class A†	5,641	199,184
Databricks, Inc.†(1)(2)	2,067	136,629
Datadog, Inc., Class A†	9,493	933,921
Descartes Systems Group, Inc.†	1,500	120,165
DocuSign, Inc.†	22,917	1,170,829
DoubleVerify Holdings, Inc.†	4,328	168,446
Doximity, Inc., Class A†	882	30,006
Dropbox, Inc., Class A†	4,327	115,401
Duolingo, Inc.†	350	50,029
Dynatrace, Inc.†	8,355	430,032
Security Description	Shares or Principal Amount	Value

Software (continued)
Elastic NV†	1,446	$ 92,717
Electronic Arts, Inc.	850	110,245
Fair Isaac Corp.†	871	704,822
Five9, Inc.†	1,322	108,999
Gitlab, Inc., Class A†	908	46,408
Global-e Online, Ltd.†	13,284	543,847
HashiCorp, Inc., Class A†	1,181	30,919
HubSpot, Inc.†	1,834	975,853
Informatica, Inc., Class A†	3,362	62,197
Jack Henry & Associates, Inc.	429	71,785
Magic Leap, Inc., Class A†(1)(2)	9	99
Manhattan Associates, Inc.†	2,296	458,924
Monday.com, Ltd.†	700	119,854
MongoDB, Inc.†	3,471	1,426,546
MSCI, Inc.	1,702	798,732
nCino, Inc.†	2,405	72,439
New Relic, Inc.†	1,024	67,011
Nutanix, Inc., Class A†	1,038	29,116
Palantir Technologies, Inc., Class A†	34,838	534,067
Paychex, Inc.	11,044	1,235,492
Paycom Software, Inc.	6,627	2,128,857
Paycor HCM, Inc.†	2,570	60,832
Pegasystems, Inc.	779	38,405
Playtika Holding Corp.†	371	4,304
Procore Technologies, Inc.†	2,474	160,983
PTC, Inc.†	2,647	376,668
RingCentral, Inc., Class A†	1,586	51,910
ROBLOX Corp., Class A†	11,437	460,911
Samsara, Inc.†	5,800	160,718
SentinelOne, Inc., Class A†	469	7,082
Smartsheet, Inc., Class A†	2,332	89,222
Splunk, Inc.†	2,993	317,527
SS&C Technologies Holdings, Inc.	1,208	73,205
Synopsys, Inc.†	590	256,892
Take-Two Interactive Software, Inc.†	1,250	183,950
Tanium Class B†(1)(2)	1,910	8,423
Teradata Corp.†	1,890	100,945
Twilio, Inc., Class A†	519	33,019
Tyler Technologies, Inc.†	1,289	536,830
UiPath, Inc., Class A†	5,356	88,749
Unity Software, Inc.†	2,105	91,399
Veeva Systems, Inc., Class A†	14,359	2,839,205
Workday, Inc., Class A†	7,402	1,672,038
Workiva, Inc.†	650	66,079
ZoomInfo Technologies, Inc.†	25,356	643,789
		23,988,441
Telecommunications — 0.4%
Arista Networks, Inc.†	1,700	275,502
Iridium Communications, Inc.	2,170	134,800
Motorola Solutions, Inc.	750	219,960
Ubiquiti, Inc.	65	11,424
		641,686
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	2,983	58,288
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	1,665	157,093
Expeditors International of Washington, Inc.	936	113,378
JB Hunt Transport Services, Inc.	871	157,677
Landstar System, Inc.	954	183,683

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Old Dominion Freight Line, Inc.	3,033	$ 1,121,452
Saia, Inc.†	54	18,490
		1,751,773
Total Common Stocks (cost $146,541,079)		161,363,480
CONVERTIBLE PREFERRED STOCKS — 0.5%
Advertising — 0.0%
Zeenk, Inc., Series B†(1)(2)	6,300	0
Computer Data Security — 0.0%
Snyk, Ltd. Series F†(1)(2)	7,164	72,786
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	1,419
Enterprise Software / Services — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	8,362
Socure, Inc. Series A1†(1)(2)	918	6,867
Socure, Inc. Series B†(1)(2)	17	127
Socure, Inc. Series E†(1)(2)	2,127	15,910
		31,266
Internet — 0.1%
DataRobot, Inc. Series G†(1)(2)	2,952	11,247
Rappi, Inc. Series E†(1)(2)	1,959	72,826
		84,073
Software — 0.4%
Databricks, Inc. Series F†(1)(2)	5,040	333,144
Databricks, Inc. Series G†(1)(2)	486	32,125
Databricks, Inc. Series H†(1)(2)	1,092	72,181
Tanium, Inc. Series G†(1)(2)	32,619	143,850
		581,300
Total Convertible Preferred Stocks (cost $782,440)		770,844
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
iShares Russell Midcap Growth Index Fund (cost $1,479,267)	15,825	1,529,170
WARRANTS — 0.0%
Advertising — 0.0%
Zeenk, Inc. Expires 06/18/2028†(1)(2) (cost $0)	14,858	0
Total Long-Term Investment Securities (cost $148,802,786)		163,663,494
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(3)	88,706	$ 88,706
T. Rowe Price Government Reserve Fund 5.13%(3)	104	104
		88,810
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(4)	$ 45,000	44,392
Total Short-Term Investments (cost $133,334)		133,202
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 06/30/2023, to be repurchased 07/03/2023 in the amount of $128,060 and collateralized by $129,200 of United States Treasury Notes, bearing interest at 4.00% due 02/28/2030 and having an approximate value of $130,701	128,043	128,043
Bank of America Securities LLC Joint Repurchase Agreement(5)	195,000	195,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	215,000	215,000
BNP Paribas SA Joint Repurchase Agreement(5)	200,000	200,000
Deutsche Bank AG Joint Repurchase Agreement(5)	195,000	195,000

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(5)	$195,000	$ 195,000
Total Repurchase Agreements (cost $1,128,043)		1,128,043
TOTAL INVESTMENTS (cost $150,064,163)	100.2%	164,924,739
Other assets less liabilities	(0.2)	(262,980)
NET ASSETS	100.0%	$164,661,759
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$29,092	$709.60	0.0%
Databricks, Inc.
	07/24/2020	1,404	22,481
	08/28/2020	663	10,608
		2,067	33,089	136,629	66.10	0.1
Magic Leap, Inc., Class A	12/28/2015	9	114,566	99	11.04	0.0
Snyk, Ltd.	06/25/2021	4,274	61,309	43,424	0.00	0.0
Socure, Inc.	12/22/2021	920	14,783	6,882	7.48	0.0
Tanium Class B	09/24/2020	1,910	21,765	8,423	4.41	0.0
Venture Global LNG, Inc. Series B	03/08/2018	3	9,060	54,000	18,000.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Venture Global LNG, Inc.
Series C	10/16/2017	39	$147,069
Series C	03/08/2018	3	9,060
		42	156,129	$756,000	$18,000.00	0.5%
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	1,419	0.00	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	333,144	66.10	0.2
Databricks, Inc. Series G	02/01/2021	486	28,734	32,125	66.10	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	72,181	66.10	0.1
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	11,247	3.81	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	72,826	37.18	0.1
Snyk, Ltd. Series F	08/26/2015	7,164	102,205	72,786	10.16	0.0
Socure, Inc. Series A	12/22/2021	1,118	17,965	8,362	7.48	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	6,867	7.48	0.0
Socure, Inc. Series B	12/22/2021	17	273	127	7.48	0.0
Socure, Inc. Series E	10/27/2021	2,127	34,178	15,910	7.48	0.0
Tanium, Inc. Series G	08/26/2015	32,619	161,930	143,850	4.41	0.1
Zeenk, Inc., Series B	03/16/2015	6,300	68,786	0	0.00	0.0
Warrants
Zeenk, Inc. Expires 06/18/2028	12/14/2021	14,858	0	0	0.00	0.0
				$1,805,393		1.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of June 30, 2023.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P Mid Cap 400 E-Mini Index	September 2023	$258,154	$264,410	$6,256
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$43,424	$43,424
Computer Graphics	—	—	29,092	29,092
Enterprise Software / Services	—	—	6,882	6,882
Oil & Gas	2,825,491	—	810,000	3,635,491
Software	23,843,290	—	145,151	23,988,441
Other Industries	133,660,150	—	—	133,660,150
Convertible Preferred Stocks	—	—	770,844	770,844
Unaffiliated Investment Companies	1,529,170	—	—	1,529,170
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	44,392	—	44,392
Other Short-Term Investments	88,810	—	—	88,810
Repurchase Agreements	—	1,128,043	—	1,128,043
Total Investments at Value	$161,946,911	$1,172,435	$1,805,393	$164,924,739
Other Financial Instruments:†
Futures Contracts	$6,256	$—	$—	$6,256
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of March 31, 2023	$981,923	$737,377	$0
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	58,298	42,967	—
Change in unrealized depreciation(1)	(5,672)	(9,500)	—
Net purchases	—	—	—
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2023	$1,034,549	$770,844	$0
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2023 includes:
Common Stocks	Convertible Preferred Securities	Warrants
$52,626	$33,467	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2023.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$810,000	Market Approach	Transaction Price*	$18,000.00
	$136,629	Market Approach	Transaction Price*	$60.0000
			Revenue Multiple*	18.5x
			Gross Profit Multiple*	32.9x
			Discount for Lack of Marketability	10.0%
	$43,424	Market Approach	Transaction Price*	$11.49
			Revenue Multiple*	10.0x
			Gross Profit Multiple*	12.6x
	$6,882	Market Approach	Transaction Price*	$16.0700
			Sales Multiple*	14.3x
			Gross Profit Multiple*	18.4x
			Discount for Lack of Marketability	10.0%
	$29,092	Market Approach	Sales Multiple*	13.25x
			Gross Profit Multiple*	16.65x
			Discount for Lack of Marketability	10.0%
	$8,423	Market Approach	Sales Multiple*	5.6x
			Gross Profit Multiple*	6.6x
			Billings Multiple*	5.4x
			Discount for Lack of Marketability	10.0%
	$99	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$72,786	Market Approach	Transaction Price*	$11.49
			Revenue Multiple*	10.0x
			Gross Profit Multiple*	12.6x
	$437,450	Market Approach	Transaction Price*	$60.0000
			Projected Revenue Multiple*	18.5x
			Projected Gross Profit Multiple*	32.9x
			Discount for Lack of Marketability	10.0%
	$1,419	Market Approach	Sales Multiple*	13.25x
			Gross Profit Multiple*	16.65x
			Discount for Lack of Marketability	10.0%
	$72,826	Market Approach	Transaction Price*	$64.4231
			Sales Multiple*	2.7x
			Gross Merchandise Volume Multiple*	0.5x
			Gross Profit Multiple*	11.5x
			Discount for Lack of Marketability	10.0%
	$31,266	Market Approach	Transaction Price*	$16.0700
			Sales Multiple*	14.3x
			Gross Profit Multiple*	18.4x
			Discount for Lack of Marketability	10.0%
	$143,850	Market Approach	Sales Multiple*	5.6x
			Gross Profit Multiple*	6.6x
			Billings Multiple*	5.4x
			Discount for Lack of Marketability	10.0%
	$11,247	Market Approach	Sales Multiple*	3.9x
			Gross Profit Multiple*	4.9x
			Discount for Lack of Marketability	10.0%
	$0	Income	Estimated Future Cash Distribution*	$0.00
Warrants	$0	Income	Estimated Future Cash Distribution*	$0.00
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	3,436	$ 132,561
Omnicom Group, Inc.	1,759	167,369
		299,930
Aerospace/Defense — 1.8%
Curtiss-Wright Corp.	340	62,444
HEICO Corp.	40	7,078
HEICO Corp., Class A	70	9,842
Hexcel Corp.	751	57,091
Howmet Aerospace, Inc.	18,279	905,907
L3Harris Technologies, Inc.	3,968	776,815
Mercury Systems, Inc.†	442	15,289
Rolls-Royce Holdings PLC†	333,695	640,899
Spirit AeroSystems Holdings, Inc., Class A	28,436	830,047
TransDigm Group, Inc.	388	346,938
		3,652,350
Agriculture — 0.3%
Bunge, Ltd.	5,968	563,081
Darling Ingredients, Inc.†	1,412	90,071
		653,152
Airlines — 1.3%
Alaska Air Group, Inc.†	6,666	354,498
American Airlines Group, Inc.†	3,641	65,320
Delta Air Lines, Inc.†	15,107	718,187
Southwest Airlines Co.	35,054	1,269,305
United Airlines Holdings, Inc.†	2,912	159,781
		2,567,091
Apparel — 1.2%
Capri Holdings, Ltd.†	1,090	39,120
Carter's, Inc.	328	23,813
Columbia Sportswear Co.	318	24,562
PVH Corp.	5,528	469,714
Ralph Lauren Corp.	7,766	957,548
Skechers USA, Inc., Class A†	10,367	545,926
Tapestry, Inc.	1,968	84,231
Under Armour, Inc., Class A†	1,679	12,123
Under Armour, Inc., Class C†	1,651	11,078
VF Corp.	13,847	264,339
		2,432,454
Auto Manufacturers — 1.5%
Cummins, Inc.	1,264	309,882
General Motors Co.	24,525	945,684
Lucid Group, Inc.†	6,638	45,736
PACCAR, Inc.	18,906	1,581,487
Rivian Automotive, Inc., Class A†	4,598	76,603
		2,959,392
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	731	41,272
Aptiv PLC†	5,602	571,908
BorgWarner, Inc.	2,079	101,684
Gentex Corp.	2,088	61,095
Lear Corp.	3,292	472,567
QuantumScape Corp.†	2,621	20,942
		1,269,468
Banks — 3.8%
Bank of New York Mellon Corp.	7,045	313,643
Bank OZK	982	39,437
Security Description	Shares or Principal Amount	Value

Banks (continued)
BOK Financial Corp.	252	$ 20,357
Citizens Financial Group, Inc.	4,304	112,248
Columbia Banking System, Inc.	17,070	346,180
Comerica, Inc.	1,172	49,646
Commerce Bancshares, Inc.	1,018	49,577
Cullen/Frost Bankers, Inc.	527	56,668
East West Bancorp, Inc.	6,135	323,867
Fifth Third Bancorp	49,999	1,310,474
First Citizens BancShares, Inc., Class A	86	110,377
First Hawaiian, Inc.	1,133	20,405
First Horizon Corp.	4,761	53,656
FNB Corp.	3,185	36,436
Huntington Bancshares, Inc.	12,820	138,200
KeyCorp	8,303	76,720
M&T Bank Corp.	5,595	692,437
Northern Trust Corp.	8,007	593,639
NU Holdings, Ltd./Cayman Islands†	6,477	51,103
Pinnacle Financial Partners, Inc.	670	37,955
Popular, Inc.	14,789	895,030
Prosperity Bancshares, Inc.	6,002	338,993
Regions Financial Corp.	31,857	567,692
State Street Corp.	5,976	437,324
Synovus Financial Corp.	1,288	38,962
Webster Financial Corp.	19,925	752,169
Western Alliance Bancorp	963	35,121
Wintrust Financial Corp.	542	39,360
Zions Bancorp NA	8,168	219,392
		7,757,068
Beverages — 0.9%
Boston Beer Co., Inc., Class A†	6	1,851
Brown-Forman Corp., Class A	90	6,126
Brown-Forman Corp., Class B	338	22,572
Coca-Cola Europacific Partners PLC	7,652	493,018
Constellation Brands, Inc., Class A	3,672	903,789
Molson Coors Beverage Co., Class B	1,558	102,579
Monster Beverage Corp.†	6,208	356,588
		1,886,523
Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc.†	217	41,217
Biogen, Inc.†	1,284	365,747
BioMarin Pharmaceutical, Inc.†	1,471	127,506
Bio-Rad Laboratories, Inc., Class A†	187	70,895
Certara, Inc.†	679	12,365
Corteva, Inc.	16,420	940,866
Exelixis, Inc.†	749	14,313
Horizon Therapeutics PLC†	232	23,861
Illumina, Inc.†	989	185,428
Incyte Corp.†	430	26,768
Ionis Pharmaceuticals, Inc.†	176	7,221
Karuna Therapeutics, Inc.†	34	7,373
Maravai LifeSciences Holdings, Inc., Class A†	7,843	97,488
Mirati Therapeutics, Inc.†	407	14,705
Roivant Sciences, Ltd.†	117	1,179
Royalty Pharma PLC, Class A	3,309	101,719
United Therapeutics Corp.†	402	88,742
		2,127,393
Building Materials — 3.2%
Armstrong World Industries, Inc.	2,182	160,290
AZEK Co., Inc.†	1,092	33,077
Builders FirstSource, Inc.†	1,135	154,360

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Carrier Global Corp.	7,428	$ 369,246
Eagle Materials, Inc.	109	20,320
Fortune Brands Innovations, Inc.	11,501	827,497
Hayward Holdings, Inc.†	984	12,644
Johnson Controls International PLC	13,795	939,991
Lennox International, Inc.	285	92,930
Louisiana-Pacific Corp.	572	42,889
Martin Marietta Materials, Inc.	550	253,929
Masco Corp.	12,951	743,128
MDU Resources Group, Inc.	1,800	37,692
Mohawk Industries, Inc.†	471	48,588
Owens Corning	800	104,400
Summit Materials, Inc., Class A†	14,839	561,656
Trane Technologies PLC	3,850	736,351
Vulcan Materials Co.	5,838	1,316,119
		6,455,107
Chemicals — 2.5%
Albemarle Corp.	1,044	232,906
Ashland, Inc.	5,564	483,567
Axalta Coating Systems, Ltd.†	16,121	528,930
Celanese Corp.	3,869	448,030
CF Industries Holdings, Inc.	1,743	120,999
Chemours Co.	1,324	48,842
DuPont de Nemours, Inc.	12,997	928,506
Eastman Chemical Co.	8,374	701,071
Element Solutions, Inc.	1,989	38,189
FMC Corp.	947	98,810
Huntsman Corp.	1,556	42,043
International Flavors & Fragrances, Inc.	6,712	534,208
LyondellBasell Industries NV, Class A	2,306	211,760
Mosaic Co.	2,949	103,215
NewMarket Corp.	55	22,117
Olin Corp.	1,151	59,150
PPG Industries, Inc.	1,567	232,386
RPM International, Inc.	917	82,283
Valvoline, Inc.	1,128	42,311
Westlake Corp.	288	34,407
		4,993,730
Commercial Services — 3.4%
ADT, Inc.	1,872	11,288
Affirm Holdings, Inc.†	1,938	29,710
Ashtead Group PLC	6,869	476,983
Avis Budget Group, Inc.†	875	200,086
Block, Inc.†	3,036	202,107
Bright Horizons Family Solutions, Inc.†	8,545	789,985
Cintas Corp.	85	42,252
Clarivate PLC†	4,193	39,959
CoStar Group, Inc.†	2,054	182,806
Driven Brands Holdings, Inc.†	554	14,991
Dun & Bradstreet Holdings, Inc.	22,616	261,667
Equifax, Inc.	335	78,825
Euronet Worldwide, Inc.†	211	24,765
FleetCor Technologies, Inc.†	4,159	1,044,242
FTI Consulting, Inc.†	242	46,028
Global Payments, Inc.	13,620	1,341,842
Grand Canyon Education, Inc.†	194	20,023
GXO Logistics, Inc.†	1,043	65,521
H&R Block, Inc.	476	15,170
Hertz Global Holdings, Inc.†	1,198	22,031
ManpowerGroup, Inc.	449	35,651
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Mister Car Wash, Inc.†	667	$ 6,437
Morningstar, Inc.	240	47,057
Quanta Services, Inc.	3,726	731,973
R1 RCM, Inc.†	1,362	25,129
RB Global, Inc.	380	22,800
Robert Half International, Inc.	937	70,481
SEACOR Marine Holdings, Inc.†	16,180	184,937
Service Corp. International	843	54,449
Strategic Education, Inc.	3,593	243,749
TransUnion	1,721	134,806
U-Haul Holding Co.	49	2,711
U-Haul Holding Co. (Non-Voting)	443	22,447
United Rentals, Inc.	486	216,450
WEX, Inc.†	206	37,506
WillScot Mobile Mini Holdings Corp.†	1,311	62,653
		6,809,517
Computers — 3.1%
Amdocs, Ltd.	6,130	605,951
CACI International, Inc., Class A†	201	68,509
Check Point Software Technologies, Ltd.†	1,977	248,351
Cognizant Technology Solutions Corp., Class A	4,529	295,653
Crane NXT Co.	429	24,213
DXC Technology Co.†	2,024	54,081
Genpact, Ltd.	1,200	45,084
Hewlett Packard Enterprise Co.	11,530	193,704
HP, Inc.	6,132	188,314
KBR, Inc.	15,601	1,015,001
Kyndryl Holdings, Inc.†	1,827	24,263
Leidos Holdings, Inc.	8,836	781,809
Lumentum Holdings, Inc.†	609	34,549
NCR Corp.†	1,137	28,652
NetApp, Inc.	1,148	87,707
Pure Storage, Inc., Class A†	14,982	551,637
Science Applications International Corp.	479	53,878
Seagate Technology Holdings PLC	4,328	267,773
Western Digital Corp.†	44,300	1,680,299
		6,249,428
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	3,210	39,451
Kenvue, Inc.†	10,440	275,825
Olaplex Holdings, Inc.†	1,161	4,319
		319,595
Distribution/Wholesale — 0.8%
Core & Main, Inc., Class A†	755	23,662
Fastenal Co.	1,278	75,389
Ferguson PLC	1,740	273,719
LKQ Corp.	18,155	1,057,892
SiteOne Landscape Supply, Inc.†	268	44,852
Univar Solutions, Inc.†	1,382	49,531
Watsco, Inc.	222	84,686
WESCO International, Inc.	394	70,550
		1,680,281
Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc.	318	47,665
Air Lease Corp.	922	38,586
Ally Financial, Inc.	2,411	65,121
Apollo Global Management, Inc.	9,631	739,757
Blue Owl Capital, Inc.	3,388	39,470

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Cboe Global Markets, Inc.	3,457	$ 477,101
Coinbase Global, Inc., Class A†	1,485	106,252
Credit Acceptance Corp.†	57	28,952
Discover Financial Services	2,260	264,081
Evercore, Inc., Class A	3,975	491,270
Franklin Resources, Inc.	2,536	67,737
Houlihan Lokey, Inc.	410	40,307
Interactive Brokers Group, Inc., Class A	889	73,849
Invesco, Ltd.	17,887	300,681
Janus Henderson Group PLC	1,193	32,509
Jefferies Financial Group, Inc.	1,790	59,374
Lazard, Ltd., Class A	975	31,200
Nasdaq, Inc.	3,044	151,743
OneMain Holdings, Inc.	14,005	611,878
Raymond James Financial, Inc.	8,579	890,243
Rocket Cos., Inc., Class A†	716	6,415
SEI Investments Co.	907	54,075
SLM Corp.	29,987	489,388
SoFi Technologies, Inc.†	8,174	68,171
Stifel Financial Corp.	915	54,598
Synchrony Financial	3,803	128,998
T. Rowe Price Group, Inc.	1,966	220,231
TPG, Inc.	9,080	265,681
Tradeweb Markets, Inc., Class A	668	45,745
UWM Holdings Corp.	531	2,974
Virtu Financial, Inc., Class A	796	13,604
Voya Financial, Inc.	8,843	634,132
Western Union Co.	2,844	33,360
XP, Inc., Class A†	2,714	63,670
		6,638,818
Electric — 6.8%
AES Corp.	28,216	584,918
Alliant Energy Corp.	2,239	117,503
Ameren Corp.	13,134	1,072,654
Avangrid, Inc.	633	23,851
Brookfield Renewable Corp., Class A	1,138	35,870
CenterPoint Energy, Inc.	40,857	1,190,982
Clearway Energy, Inc., Class A	309	8,343
Clearway Energy, Inc., Class C	730	20,849
CMS Energy Corp.	11,392	669,280
Consolidated Edison, Inc.	3,094	279,698
Constellation Energy Corp.	8,324	762,062
DTE Energy Co.	1,837	202,107
Edison International	9,043	628,036
Entergy Corp.	1,887	183,737
Evergy, Inc.	12,685	741,058
Eversource Energy	8,847	627,429
FirstEnergy Corp.	38,263	1,487,665
Hawaiian Electric Industries, Inc.	976	35,331
IDACORP, Inc.	450	46,170
NRG Energy, Inc.	2,057	76,911
OGE Energy Corp.	1,781	63,956
PG&E Corp.†	124,921	2,158,635
Pinnacle West Capital Corp.	7,701	627,323
PPL Corp.	6,580	174,107
Public Service Enterprise Group, Inc.	14,412	902,335
Sempra Energy	3,544	515,971
Vistra Corp.	2,372	62,265
Security Description	Shares or Principal Amount	Value

Electric (continued)
WEC Energy Group, Inc.	2,813	$ 248,219
Xcel Energy, Inc.	4,912	305,379
		13,852,644
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	284	46,315
AMETEK, Inc.	2,050	331,854
Generac Holdings, Inc.†	542	80,828
Littelfuse, Inc.	216	62,923
Universal Display Corp.	228	32,862
		554,782
Electronics — 2.0%
Agilent Technologies, Inc.	3,333	400,793
Allegion PLC	59	7,081
Amphenol Corp., Class A	2,584	219,511
Arrow Electronics, Inc.†	510	73,047
Avnet, Inc.	810	40,864
Coherent Corp.†	1,062	54,141
Flex, Ltd.†	23,717	655,538
Fortive Corp.	3,153	235,750
Garmin, Ltd.	1,370	142,877
Hubbell, Inc.	260	86,206
Jabil, Inc.	429	46,302
Keysight Technologies, Inc.†	1,177	197,089
National Instruments Corp.	254	14,580
nVent Electric PLC	1,466	75,748
Sensata Technologies Holding PLC	10,817	486,657
TD SYNNEX Corp.	370	34,780
TE Connectivity, Ltd.	7,737	1,084,418
Trimble, Inc.†	2,196	116,256
Vontier Corp.	918	29,569
Woodward, Inc.	527	62,665
		4,063,872
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	949	180,396
Plug Power, Inc.†	4,629	48,095
Sunrun, Inc.†	1,880	33,577
		262,068
Engineering & Construction — 0.2%
AECOM	1,167	98,833
EMCOR Group, Inc.	273	50,445
Jacobs Solutions, Inc.	1,121	133,276
MasTec, Inc.†	554	65,355
TopBuild Corp.†	264	70,229
		418,138
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A†	4,623	20,341
Caesars Entertainment, Inc.†	1,083	55,201
International Game Technology PLC	14,926	475,990
Live Nation Entertainment, Inc.†	1,079	98,308
Madison Square Garden Entertainment Corp.†	6,426	216,042
Madison Square Garden Sports Corp.	166	31,216
Marriott Vacations Worldwide Corp.	325	39,884
Penn Entertainment, Inc.†	1,366	32,825
Sphere Entertainment Co.†	6,626	181,486
Vail Resorts, Inc.	321	80,815
		1,232,108

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.7%
Clean Harbors, Inc.†	457	$ 75,145
GFL Environmental, Inc.	10,948	424,782
Pentair PLC	1,462	94,445
Republic Services, Inc.	4,588	702,744
Stericycle, Inc.†	820	38,081
Tetra Tech, Inc.	387	63,367
		1,398,564
Food — 3.1%
Albertsons Cos., Inc., Class A	21,566	470,570
Campbell Soup Co.	1,704	77,890
Conagra Brands, Inc.	4,240	142,973
Flowers Foods, Inc.	44,655	1,111,016
Grocery Outlet Holding Corp.†	846	25,896
Hormel Foods Corp.	2,580	103,768
Ingredion, Inc.	6,791	719,507
J.M. Smucker Co.	5,043	744,700
Kellogg Co.	2,316	156,098
Kroger Co.	5,817	273,399
Lamb Weston Holdings, Inc.	73	8,391
McCormick & Co., Inc.	2,240	195,395
Performance Food Group Co.†	724	43,614
Pilgrim's Pride Corp.†	366	7,865
Post Holdings, Inc.†	477	41,332
Seaboard Corp.	2	7,121
Sysco Corp.	11,183	829,779
Tyson Foods, Inc., Class A	16,077	820,570
US Foods Holding Corp.†	11,918	524,392
		6,304,276
Food Service — 0.6%
Aramark	15,467	665,854
Compass Group PLC	21,922	613,230
		1,279,084
Forest Products & Paper — 0.1%
International Paper Co.	3,086	98,166
Gas — 0.3%
Atmos Energy Corp.	3,637	423,129
National Fuel Gas Co.	791	40,626
NiSource, Inc.	3,684	100,757
UGI Corp.	1,862	50,218
		614,730
Hand/Machine Tools — 1.5%
Lincoln Electric Holdings, Inc.	32	6,356
MSA Safety, Inc.	273	47,491
Regal Rexnord Corp.	4,495	691,781
Snap-on, Inc.	464	133,720
Stanley Black & Decker, Inc.	23,026	2,157,766
		3,037,114
Healthcare-Products — 3.4%
Avantor, Inc.†	6,013	123,507
Azenta, Inc.†	607	28,335
Baxter International, Inc.	23,072	1,051,160
Bio-Techne Corp.	79	6,449
Cooper Cos., Inc.	433	166,025
DENTSPLY SIRONA, Inc.	18,804	752,536
Enovis Corp.†	467	29,944
Envista Holdings Corp.†	1,459	49,373
Exact Sciences Corp.†	1,039	97,562
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Globus Medical, Inc., Class A†	706	$ 42,035
Hologic, Inc.†	2,166	175,381
ICU Medical, Inc.†	180	32,074
Integra LifeSciences Holdings Corp.†	636	26,159
Koninklijke Philips NV†	32,102	694,698
QIAGEN NV†	2,026	91,231
QuidelOrtho Corp.†	476	39,441
Repligen Corp.†	276	39,043
Revvity, Inc.	3,774	448,314
STERIS PLC	2,774	624,095
Tandem Diabetes Care, Inc.†	497	12,196
Teleflex, Inc.	3,139	759,732
Zimmer Biomet Holdings, Inc.	10,626	1,547,146
		6,836,436
Healthcare-Services — 2.9%
Acadia Healthcare Co., Inc.†	799	63,632
agilon health, Inc.†	266	4,613
Amedisys, Inc.†	285	26,060
Catalent, Inc.†	3,003	130,210
Centene Corp.†	6,994	471,745
Charles River Laboratories International, Inc.†	4,878	1,025,600
Chemed Corp.	37	20,042
Encompass Health Corp.	820	55,522
Ginkgo Bioworks Holdings, Inc.†	12,434	23,127
ICON PLC†	2,635	659,277
IQVIA Holdings, Inc.†	120	26,972
Laboratory Corp. of America Holdings	2,464	594,637
Molina Healthcare, Inc.†	235	70,791
Quest Diagnostics, Inc.	998	140,279
Select Medical Holdings Corp.	55,740	1,775,876
Sotera Health Co.†	261	4,917
Syneos Health, Inc.†	919	38,727
Teladoc Health, Inc.†	1,452	36,765
Tenet Healthcare Corp.†	899	73,161
Universal Health Services, Inc., Class B	4,466	704,601
		5,946,554
Home Builders — 0.9%
D.R. Horton, Inc.	2,774	337,568
Lennar Corp., Class A	2,217	277,812
Lennar Corp., Class B	122	13,784
NVR, Inc.†	24	152,415
PulteGroup, Inc.	1,977	153,573
Thor Industries, Inc.	456	47,196
Toll Brothers, Inc.	11,837	935,952
		1,918,300
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	527	44,099
Leggett & Platt, Inc.	1,180	34,952
Tempur Sealy International, Inc.	1,185	47,483
Whirlpool Corp.	477	70,973
		197,507
Household Products/Wares — 0.6%
Avery Dennison Corp.	2,931	503,546
Church & Dwight Co., Inc.	226	22,652
Henkel AG & Co. KGaA (Preference Shares)	3,992	319,107
Kimberly-Clark Corp.	2,450	338,247

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Products/Wares (continued)
Reynolds Consumer Products, Inc.	484	$ 13,673
Spectrum Brands Holdings, Inc.	358	27,942
		1,225,167
Housewares — 0.3%
Newell Brands, Inc.	33,834	294,356
Scotts Miracle-Gro Co.	6,564	411,497
		705,853
Insurance — 5.9%
Aflac, Inc.	5,366	374,547
Allstate Corp.	6,238	680,191
American Financial Group, Inc.	648	76,950
Arch Capital Group, Ltd.†	2,739	205,014
Arthur J. Gallagher & Co.	5,747	1,261,869
Assurant, Inc.	8,606	1,081,946
Assured Guaranty, Ltd.	506	28,235
Axis Capital Holdings, Ltd.	693	37,304
Brighthouse Financial, Inc.†	533	25,238
Brown & Brown, Inc.	1,289	88,735
Cincinnati Financial Corp.	4,241	412,734
CNA Financial Corp.	14,213	548,906
Corebridge Financial, Inc.	1,317	23,258
Equitable Holdings, Inc.	22,644	615,011
Everest Re Group, Ltd.	1,698	580,478
Fidelity National Financial, Inc.	2,312	83,232
First American Financial Corp.	893	50,919
Globe Life, Inc.	791	86,709
Hanover Insurance Group, Inc.	2,267	256,239
Hartford Financial Services Group, Inc.	19,978	1,438,816
Jackson Financial, Inc., Class A	21,331	652,942
Kemper Corp.	13,479	650,497
Lincoln National Corp.	1,366	35,188
Loews Corp.	1,687	100,174
Markel Corp.†	117	161,832
MGIC Investment Corp.	2,566	40,517
Old Republic International Corp.	2,422	60,962
Primerica, Inc.	113	22,347
Principal Financial Group, Inc.	2,155	163,435
Prudential Financial, Inc.	3,272	288,656
Reinsurance Group of America, Inc.	592	82,104
RenaissanceRe Holdings, Ltd.	3,790	706,911
RLI Corp.	279	38,075
Unum Group	1,751	83,523
W.R. Berkley Corp.	1,895	112,866
White Mountains Insurance Group, Ltd.	22	30,556
Willis Towers Watson PLC	3,516	828,018
		12,014,934
Internet — 0.7%
CDW Corp.	70	12,845
DoorDash, Inc., Class A†	584	44,629
eBay, Inc.	4,469	199,720
Etsy, Inc.†	480	40,613
Expedia Group, Inc.†	343	37,521
F5, Inc.†	537	78,542
Gen Digital, Inc.	4,167	77,298
GoDaddy, Inc., Class A†	541	40,645
IAC, Inc.†	685	43,018
Match Group, Inc.†	246	10,295
Okta, Inc.†	1,253	86,895
Open Lending Corp., Class A†	37,343	392,475
Security Description	Shares or Principal Amount	Value

Internet (continued)
Robinhood Markets, Inc., Class A†	5,915	$ 59,032
Roku, Inc.†	962	61,529
TripAdvisor, Inc.†	989	16,309
VeriSign, Inc.†	764	172,641
Wayfair, Inc., Class A†	476	30,945
Zillow Group, Inc., Class A†	493	24,255
Zillow Group, Inc., Class C†	1,376	69,158
		1,498,365
Investment Companies — 0.2%
Main Street Capital Corp.	10,493	420,035
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	4,528	75,889
Nucor Corp.	2,244	367,971
Reliance Steel & Aluminum Co.	521	141,499
Steel Dynamics, Inc.	1,432	155,988
United States Steel Corp.	2,004	50,120
		791,467
Leisure Time — 0.6%
Brunswick Corp.	7,434	644,082
Carnival Corp.†	8,859	166,815
Harley-Davidson, Inc.	1,167	41,090
Norwegian Cruise Line Holdings, Ltd.†	2,859	62,240
Planet Fitness, Inc., Class A†	397	26,774
Polaris, Inc.	438	52,967
Royal Caribbean Cruises, Ltd.†	1,458	151,253
		1,145,221
Lodging — 0.5%
Boyd Gaming Corp.	655	45,437
Hilton Worldwide Holdings, Inc.	1,242	180,773
Hyatt Hotels Corp., Class A	3,784	433,571
MGM Resorts International	2,673	117,398
Travel & Leisure Co.	362	14,603
Wyndham Hotels & Resorts, Inc.	696	47,725
Wynn Resorts, Ltd.	869	91,775
		931,282
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	674	48,238
Oshkosh Corp.	581	50,309
Vertiv Holdings Co.	2,670	66,136
		164,683
Machinery-Diversified — 2.3%
AGCO Corp.	558	73,332
CNH Industrial NV	8,711	125,438
Cognex Corp.	1,539	86,215
Crane Co.	427	38,054
Dover Corp.	1,243	183,529
Esab Corp.	7,619	506,968
Flowserve Corp.	1,165	43,280
Gates Industrial Corp. PLC†	1,055	14,221
Graco, Inc.	880	75,988
IDEX Corp.	619	133,246
Ingersoll Rand, Inc.	12,182	796,216
Middleby Corp.†	4,940	730,280
Nordson Corp.	510	126,572
Otis Worldwide Corp.	3,468	308,687
Rockwell Automation, Inc.	1,002	330,109

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	8,449	$ 926,602
Xylem, Inc.	1,862	209,698
		4,708,435
Media — 1.9%
Cable One, Inc.	47	30,883
DISH Network Corp., Class A†	17,967	118,402
Fox Corp., Class A	2,607	88,638
Fox Corp., Class B	1,197	38,172
Liberty Broadband Corp., Class A†	116	9,249
Liberty Broadband Corp., Class C†	5,075	406,558
Liberty Media Corp.-Liberty Formula One, Series A†	212	14,335
Liberty Media Corp.-Liberty Formula One, Series C†	1,728	130,084
Liberty Media Corp.-Liberty SiriusXM, Series A†	662	21,720
Liberty Media Corp.-Liberty SiriusXM, Series C†	1,368	44,775
New York Times Co., Class A	1,439	56,668
News Corp., Class A	79,432	1,548,924
News Corp., Class B	7,380	145,534
Nexstar Media Group, Inc.	200	33,310
Paramount Global, Class A	82	1,522
Paramount Global, Class B	24,367	387,679
Scholastic Corp.	12,064	469,169
Sirius XM Holdings, Inc.	5,740	26,002
Warner Bros. Discovery, Inc.†	19,643	246,323
		3,817,947
Metal Fabricate/Hardware — 0.1%
RBC Bearings, Inc.†	252	54,802
Timken Co.	557	50,982
Valmont Industries, Inc.	173	50,352
		156,136
Mining — 0.8%
Alcoa Corp.	1,584	53,745
Cameco Corp.	17,311	542,354
Franco-Nevada Corp.	3,881	553,139
Freeport-McMoRan, Inc.	7,708	308,320
MP Materials Corp.†	927	21,210
Royal Gold, Inc.	584	67,031
SSR Mining, Inc.	1,838	26,063
		1,571,862
Miscellaneous Manufacturing — 1.8%
A.O. Smith Corp.	977	71,106
Alstom SA	17,582	524,817
Carlisle Cos., Inc.	452	115,951
Donaldson Co., Inc.	631	39,444
Eaton Corp. PLC	4,286	861,915
ITT, Inc.	5,491	511,816
Parker-Hannifin Corp.	1,139	444,255
Teledyne Technologies, Inc.†	415	170,611
Textron, Inc.	14,852	1,004,441
		3,744,356
Office/Business Equipment — 0.4%
Zebra Technologies Corp., Class A†	2,672	790,458
Oil & Gas — 3.0%
Antero Resources Corp.†	2,520	58,036
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
APA Corp.	315	$ 10,764
Chesapeake Energy Corp.	6,743	564,254
Coterra Energy, Inc.	6,749	170,750
Devon Energy Corp.	15,550	751,687
Diamondback Energy, Inc.	5,703	749,146
EQT Corp.	3,213	132,151
Hess Corp.	6,944	944,037
HF Sinclair Corp.	1,258	56,119
Imperial Oil, Ltd.	5,603	286,649
Marathon Oil Corp.	5,540	127,531
Ovintiv, Inc.	1,204	45,836
PDC Energy, Inc.	772	54,920
Phillips 66	4,109	391,916
Pioneer Natural Resources Co.	2,775	574,925
Range Resources Corp.	2,086	61,328
Southwestern Energy Co.†	9,774	58,742
Suncor Energy, Inc.	19,489	571,417
Valero Energy Corp.	3,910	458,643
		6,068,851
Oil & Gas Services — 2.1%
Baker Hughes Co.	20,532	649,016
Expro Group Holdings NV†	22,148	392,463
Halliburton Co.	17,223	568,187
NOV, Inc.	3,495	56,060
TechnipFMC PLC†	94,654	1,573,149
Tidewater, Inc.†	19,536	1,083,076
		4,321,951
Packaging & Containers — 2.0%
Amcor PLC	13,189	131,626
AptarGroup, Inc.	583	67,546
Ardagh Group SA†	205	1,927
Ardagh Metal Packaging SA	89	335
Ball Corp.	14,746	858,365
Berry Global Group, Inc.	9,519	612,453
Crown Holdings, Inc.	5,458	474,136
Graphic Packaging Holding Co.	19,054	457,868
Packaging Corp. of America	789	104,274
Sealed Air Corp.	573	22,920
Silgan Holdings, Inc.	744	34,886
Sonoco Products Co.	871	51,406
WestRock Co.	42,969	1,249,109
		4,066,851
Pharmaceuticals — 1.3%
AmerisourceBergen Corp.	4,128	794,351
Cardinal Health, Inc.	6,321	597,777
Elanco Animal Health, Inc.†	26,823	269,839
Henry Schein, Inc.†	1,161	94,157
Jazz Pharmaceuticals PLC†	262	32,480
Organon & Co.	15,638	325,427
Perrigo Co. PLC	1,202	40,808
Premier, Inc., Class A	1,057	29,237
Viatris, Inc.	52,113	520,088
		2,704,164
Pipelines — 0.8%
Antero Midstream Corp.	2,012	23,339
DT Midstream, Inc.	864	42,828
ONEOK, Inc.	3,765	232,376
Plains GP Holdings LP, Class A	30,159	447,258

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines (continued)
Targa Resources Corp.	6,856	$ 521,742
Williams Cos., Inc.	10,859	354,329
		1,621,872
Private Equity — 0.2%
Carlyle Group, Inc.	1,880	60,066
KKR & Co., Inc.	4,342	243,152
		303,218
Real Estate — 0.3%
CBRE Group, Inc., Class A†	2,762	222,921
Howard Hughes Corp.†	300	23,676
Jones Lang LaSalle, Inc.†	2,500	389,500
		636,097
REITS — 7.7%
AGNC Investment Corp.	5,109	51,754
Agree Realty Corp.	793	51,854
Alexandria Real Estate Equities, Inc.	1,529	173,526
American Homes 4 Rent, Class A	2,967	105,180
Americold Realty Trust, Inc.	2,406	77,714
Annaly Capital Management, Inc.	4,399	88,024
Apartment Income REIT Corp.	1,326	47,855
Apartment Investment & Management Co., Class A	51,313	437,187
AvalonBay Communities, Inc.	1,246	235,830
Boston Properties, Inc.	1,398	80,511
Brixmor Property Group, Inc.	23,095	508,090
Camden Property Trust	925	100,705
Cousins Properties, Inc.	1,348	30,734
CubeSmart	1,993	89,007
Digital Realty Trust, Inc.	6,206	706,677
Douglas Emmett, Inc.	9,648	121,275
EastGroup Properties, Inc.	391	67,878
EPR Properties	661	30,935
Equity LifeStyle Properties, Inc.	1,066	71,305
Equity Residential	13,180	869,485
Essex Property Trust, Inc.	2,589	606,603
Extra Space Storage, Inc.	1,118	166,414
Federal Realty Investment Trust	720	69,674
First Industrial Realty Trust, Inc.	1,176	61,905
Gaming & Leisure Properties, Inc.	2,243	108,696
Healthcare Realty Trust, Inc.	3,384	63,822
Healthpeak Properties, Inc.	4,876	98,008
Highwoods Properties, Inc.	927	22,165
Host Hotels & Resorts, Inc.	29,425	495,223
Invitation Homes, Inc.	5,448	187,411
Iron Mountain, Inc.	1,304	74,093
Kilroy Realty Corp.	1,039	31,264
Kimco Realty Corp.	5,393	106,350
Lamar Advertising Co., Class A	177	17,567
Life Storage, Inc.	6,249	830,867
Medical Properties Trust, Inc.	5,289	48,976
Mid-America Apartment Communities, Inc.	2,839	431,131
National Storage Affiliates Trust	711	24,764
NNN REIT, Inc.	1,617	69,191
Omega Healthcare Investors, Inc.	2,087	64,050
Park Hotels & Resorts, Inc.	1,957	25,089
Rayonier, Inc.	18,193	571,260
Realty Income Corp.	5,893	352,342
Regency Centers Corp.	11,086	684,782
Rexford Industrial Realty, Inc.	16,497	861,473
Security Description	Shares or Principal Amount	Value

REITS (continued)
Rithm Capital Corp.	4,292	$ 40,130
SBA Communications Corp.	2,431	563,409
Simon Property Group, Inc.	3,793	438,016
Spirit Realty Capital, Inc.	8,700	342,606
STAG Industrial, Inc.	9,863	353,884
Starwood Property Trust, Inc.	2,625	50,925
Sun Communities, Inc.	4,806	626,991
UDR, Inc.	2,760	118,570
Ventas, Inc.	3,561	168,328
VICI Properties, Inc.	30,529	959,527
Vornado Realty Trust	17,177	311,591
Welltower, Inc.	4,430	358,343
Weyerhaeuser Co.	20,632	691,378
WP Carey, Inc.	7,742	523,050
		15,565,394
Retail — 2.8%
Advance Auto Parts, Inc.	6,636	466,511
AutoNation, Inc.†	271	44,609
Bath & Body Works, Inc.	19,469	730,087
Best Buy Co., Inc.	8,113	664,860
BJ's Wholesale Club Holdings, Inc.†	775	48,833
Burlington Stores, Inc.†	2,694	424,009
CarMax, Inc.†	1,329	111,237
Casey's General Stores, Inc.	284	69,262
Darden Restaurants, Inc.	573	95,737
Dick's Sporting Goods, Inc.	496	65,566
Dollar General Corp.	2,170	368,423
Dollar Tree, Inc.†	5,253	753,805
Freshpet, Inc.†	295	19,414
GameStop Corp., Class A†	2,386	57,860
Gap, Inc.	1,732	15,467
Genuine Parts Co.	1,250	211,537
Kohl's Corp.	985	22,704
Lithia Motors, Inc.	241	73,291
Macy's, Inc.	2,411	38,697
MSC Industrial Direct Co., Inc., Class A	409	38,970
Murphy USA, Inc.	9	2,800
Nordstrom, Inc.	1,017	20,818
Ollie's Bargain Outlet Holdings, Inc.†	373	21,608
Penske Automotive Group, Inc.	179	29,827
Petco Health & Wellness Co., Inc.†	730	6,497
RH†	121	39,880
Ross Stores, Inc.	3,915	438,989
Victoria's Secret & Co.†	386	6,728
Walgreens Boots Alliance, Inc.	6,386	181,937
Wendy's Co.	24,377	530,200
Williams-Sonoma, Inc.	506	63,321
Yum! Brands, Inc.	305	42,258
		5,705,742
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	6,345	71,318
TFS Financial Corp.	446	5,606
		76,924
Semiconductors — 2.7%
Cirrus Logic, Inc.†	492	39,857
Entegris, Inc.	1,262	139,855
GlobalFoundries, Inc.†	699	45,141
IPG Photonics Corp.†	267	36,264
Marvell Technology, Inc.	33,985	2,031,623
Microchip Technology, Inc.	1,376	123,276

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MKS Instruments, Inc.	10,922	$ 1,180,668
NXP Semiconductors NV	3,340	683,631
ON Semiconductor Corp.†	9,852	931,802
Qorvo, Inc.†	888	90,603
Skyworks Solutions, Inc.	1,417	156,848
Teradyne, Inc.	232	25,829
Wolfspeed, Inc.†	1,105	61,427
		5,546,824
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	2,706	615,886
Software — 2.1%
Akamai Technologies, Inc.†	1,371	123,212
ANSYS, Inc.†	135	44,586
AppLovin Corp., Class A†	1,508	38,801
Aspen Technology, Inc.†	249	41,735
Bentley Systems, Inc., Class B	125	6,779
Bill.com Holdings, Inc.†	914	106,801
Black Knight, Inc.†	5,807	346,852
Broadridge Financial Solutions, Inc.	171	28,323
CCC Intelligent Solutions Holdings, Inc.†	1,792	20,088
Ceridian HCM Holding, Inc.†	1,201	80,431
Concentrix Corp.	391	31,573
Doximity, Inc., Class A†	547	18,609
Dropbox, Inc., Class A†	259	6,907
Electronic Arts, Inc.	5,365	695,840
Fidelity National Information Services, Inc.	5,278	288,707
Guidewire Software, Inc.†	727	55,310
HashiCorp, Inc., Class A†	261	6,833
Informatica, Inc., Class A†	349	6,456
Jack Henry & Associates, Inc.	443	74,127
MSCI, Inc.	347	162,844
nCino, Inc.†	566	17,048
Nutanix, Inc., Class A†	1,549	43,449
Paycor HCM, Inc.†	267	6,320
Playtika Holding Corp.†	32	371
PTC, Inc.†	462	65,743
SentinelOne, Inc., Class A†	1,452	21,925
SS&C Technologies Holdings, Inc.	12,237	741,562
Take-Two Interactive Software, Inc.†	1,470	216,325
Twilio, Inc., Class A†	1,260	80,161
Tyler Technologies, Inc.†	91	37,899
UiPath, Inc., Class A†	780	12,925
Unity Software, Inc.†	1,552	67,388
Verint Systems, Inc.†	4,914	172,285
Verra Mobility Corp.†	16,200	319,464
Zoom Video Communications, Inc., Class A†	2,203	149,540
ZoomInfo Technologies, Inc.†	1,343	34,099
		4,171,318
Telecommunications — 1.4%
Arista Networks, Inc.†	2,229	361,232
Ciena Corp.†	1,322	56,172
Corning, Inc.	49,777	1,744,186
ESC GCI Liberty, Inc.†(1)	1,285	0
Frontier Communications Parent, Inc.†	2,181	40,654
Iridium Communications, Inc.	71	4,410
Juniper Networks, Inc.	2,836	88,852
Motorola Solutions, Inc.	2,054	602,397
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Ubiquiti, Inc.	6	$ 1,054
Viasat, Inc.†	641	26,448
		2,925,405
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	1,164	75,392
Mattel, Inc.†	25,445	497,196
		572,588
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	226	21,323
Expeditors International of Washington, Inc.	1,186	143,660
JB Hunt Transport Services, Inc.	5,145	931,399
Kirby Corp.†	531	40,861
Knight-Swift Transportation Holdings, Inc.	8,341	463,426
Landstar System, Inc.	65	12,515
Norfolk Southern Corp.	3,140	712,026
Old Dominion Freight Line, Inc.	61	22,555
Ryder System, Inc.	409	34,679
Saia, Inc.†	211	72,249
Schneider National, Inc., Class B	488	14,015
XPO, Inc.†	9,992	589,528
		3,058,236
Water — 0.2%
American Water Works Co., Inc.	1,737	247,957
Essential Utilities, Inc.	2,163	86,325
		334,282
Total Common Stocks (cost $168,702,153)		198,747,444
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
iShares Russell Mid-Cap Value ETF (cost $880,046)	8,590	943,526
Total Long-Term Investment Securities (cost $169,582,199)		199,690,970
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(2)	1,639,545	1,639,545
T. Rowe Price Government Reserve Fund 5.13%(2)	153,980	153,980
		1,793,525
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(3)	$ 50,000	49,325
Total Short-Term Investments (cost $1,842,996)		1,842,850

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 06/30/2023, to be repurchased 07/03/2023 in the amount of $1,368,898 and collateralized by $157,100 of United States Treasury Notes, bearing interest at 4.00% due 02/28/2030 and by $1,499,700 of United States Treasury Notes, bearing interest at 1.13% due 02/15/2031 and having an approximate value of $1,396,260 (cost $1,368,724)	$1,368,724	$ 1,368,724
TOTAL INVESTMENTS (cost $172,793,919)	99.9%	202,902,544
Other assets less liabilities	0.1	112,674
NET ASSETS	100.0%	$203,015,218
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P Mid Cap 400 E-Mini Index	September 2023	$258,154	$264,410	$6,256
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$3,011,451	$640,899	$—	$3,652,350
Commercial Services	6,332,534	476,983	—	6,809,517
Food Service	665,854	613,230	—	1,279,084
Healthcare-Products	6,141,738	694,698	—	6,836,436
Household Products/Wares	906,060	319,107	—	1,225,167
Miscellaneous Manufacturing	3,219,539	524,817	—	3,744,356
Packaging & Containers	4,064,924	1,927	—	4,066,851
Telecommunications	2,925,405	—	0	2,925,405
Other Industries	168,208,278	—	—	168,208,278
Unaffiliated Investment Companies	943,526	—	—	943,526
Short-Term Investments:
U.S. Government	—	49,325	—	49,325
Other Short-Term Investments	1,793,525	—	—	1,793,525
Repurchase Agreements	—	1,368,724	—	1,368,724
Total Investments at Value	$198,212,834	$4,689,710	$0	$202,902,544
Other Financial Instruments:†
Futures Contracts	$6,256	$—	$—	$6,256
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.3%
Stagwell, Inc.†	67,932	$ 489,790
Aerospace/Defense — 1.1%
AAR Corp.†	1,833	105,874
Aerojet Rocketdyne Holdings, Inc.†	4,220	231,551
AeroVironment, Inc.†	1,404	143,601
Barnes Group, Inc.	2,813	118,681
Hexcel Corp.	13,616	1,035,088
Kaman Corp.	1,566	38,101
Moog, Inc., Class A	1,596	173,054
National Presto Industries, Inc.	283	20,716
Triumph Group, Inc.†	3,614	44,705
		1,911,371
Agriculture — 0.7%
Andersons, Inc.	3,998	184,508
Darling Ingredients, Inc.†	11,130	709,983
Fresh Del Monte Produce, Inc.	1,708	43,912
Universal Corp.	1,365	68,168
Vector Group, Ltd.	7,370	94,410
Vital Farms, Inc.†	2,764	33,140
		1,134,121
Airlines — 0.3%
Alaska Air Group, Inc.†	1,290	68,602
Allegiant Travel Co.†	871	109,990
Hawaiian Holdings, Inc.†	2,866	30,867
SkyWest, Inc.†	6,384	259,957
Sun Country Airlines Holdings, Inc.†	2,032	45,679
		515,095
Apparel — 1.2%
Crocs, Inc.†	3,535	397,476
Hanesbrands, Inc.	19,430	88,212
Kontoor Brands, Inc.	2,774	116,785
Oxford Industries, Inc.	4,890	481,274
Steven Madden, Ltd.	25,397	830,228
Urban Outfitters, Inc.†	3,345	110,820
Wolverine World Wide, Inc.	4,416	64,871
		2,089,666
Auto Manufacturers — 0.0%
Wabash National Corp.	2,639	67,664
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc.†	31,611	261,423
Dana, Inc.	7,141	121,397
Dorman Products, Inc.†	1,574	124,079
Gentherm, Inc.†	12,280	693,943
Lear Corp.	426	61,152
Methode Electronics, Inc.	2,000	67,040
Standard Motor Products, Inc.	1,048	39,321
Titan International, Inc.†	2,842	32,626
Visteon Corp.†	735	105,553
XPEL, Inc.†	2,149	180,989
		1,687,523
Banks — 6.3%
Ameris Bancorp	7,321	250,451
Atlantic Union Bankshares Corp.	4,169	108,186
BancFirst Corp.	969	89,148
Bancorp, Inc.†	5,031	164,262
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of Hawaii Corp.	2,204	$ 90,871
Bank of N.T. Butterfield & Son, Ltd.	6,167	168,729
BankUnited, Inc.	4,136	89,131
Banner Corp.	4,146	181,056
Business First Bancshares, Inc.	2,639	39,770
Byline Bancorp, Inc.	3,708	67,078
Cambridge Bancorp	4,834	262,535
Capital City Bank Group, Inc.	2,175	66,642
Central Pacific Financial Corp.	2,741	43,061
City Holding Co.	838	75,412
Coastal Financial Corp.†	809	30,459
Columbia Banking System, Inc.	4,809	97,526
Community Bank System, Inc.	2,987	140,031
ConnectOne Bancorp, Inc.	13,503	224,015
Customers Bancorp, Inc.†	7,814	236,452
CVB Financial Corp.	14,265	189,439
Dime Community Bancshares, Inc.	2,692	47,460
Eagle Bancorp, Inc.	1,707	36,120
Eastern Bankshares, Inc.	9,160	112,393
Enterprise Financial Services Corp.	3,199	125,081
Equity Bancshares, Inc., Class A	802	18,270
FB Financial Corp.	1,950	54,697
Financial Institutions, Inc.	325	5,115
First Bancorp	2,448	72,828
First BanCorp/Puerto Rico	67,826	828,834
First Bancshares, Inc.	350	9,044
First Citizens BancShares, Inc., Class A	73	93,692
First Commonwealth Financial Corp.	8,058	101,934
First Financial Bancorp	5,290	108,128
First Financial Corp.	811	26,333
First Foundation, Inc.	913	3,625
First Hawaiian, Inc.	7,093	127,745
First Interstate BancSystem, Inc., Class A	1,190	28,370
First Merchants Corp.	16,378	462,351
First Mid Bancshares, Inc.	1,060	25,588
FNB Corp.	1,740	19,906
Fulton Financial Corp.	9,199	109,652
Glacier Bancorp, Inc.	1,263	39,368
Hanmi Financial Corp.	1,698	25,351
Heritage Commerce Corp.	4,731	39,173
Heritage Financial Corp.	18,744	303,090
Hilltop Holdings, Inc.	2,566	80,726
Hope Bancorp, Inc.	6,666	56,128
Independent Bank Corp./MA	2,453	109,183
Independent Bank Group, Inc.	1,974	68,162
Lakeland Financial Corp.	1,414	68,607
Mercantile Bank Corp.	306	8,452
Merchants Bancorp	3,670	93,879
Mid Penn Bancorp, Inc.	311	6,867
MidWestOne Financial Group, Inc.	490	10,471
MVB Financial Corp.	140	2,951
National Bank Holdings Corp., Class A	2,096	60,868
NBT Bancorp, Inc.	2,385	75,962
OFG Bancorp	9,980	260,278
Old National Bancorp	9,953	138,745
Old Second Bancorp, Inc.	5,861	76,545
PacWest Bancorp	6,562	53,480
Park National Corp.	800	81,856
Pathward Financial, Inc.	3,287	152,385
Peapack-Gladstone Financial Corp.	1,754	47,498
Peoples Bancorp, Inc.	497	13,195
Pinnacle Financial Partners, Inc.	1,069	60,559

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Popular, Inc.	3,468	$ 209,883
Preferred Bank	734	40,363
Premier Financial Corp.	219	3,508
QCR Holdings, Inc.	1,704	69,915
Renasant Corp.	3,118	81,473
S&T Bancorp, Inc.	2,166	58,894
Seacoast Banking Corp. of Florida	23,445	518,134
ServisFirst Bancshares, Inc.	2,716	111,139
Simmons First National Corp., Class A	7,078	122,095
South Plains Financial, Inc.	172	3,872
Southside Bancshares, Inc.	2,374	62,104
SouthState Corp.	8,901	585,686
Stellar Bancorp, Inc.	2,519	57,660
Tompkins Financial Corp.	702	39,101
Towne Bank	1,414	32,861
TriCo Bancshares	10,844	360,021
Triumph Financial, Inc.†	1,221	74,139
TrustCo Bank Corp.	1,058	30,269
Trustmark Corp.	3,395	71,702
United Community Banks, Inc.	20,439	510,771
Univest Financial Corp.	560	10,125
Veritex Holdings, Inc.	6,873	123,233
Walker & Dunlop, Inc.	1,724	136,351
Westamerica BanCorp	1,481	56,722
Wintrust Financial Corp.	2,819	204,716
		10,539,936
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	135	85,863
MGP Ingredients, Inc.	856	90,976
National Beverage Corp.†	1,297	62,710
Primo Water Corp.	59,388	744,725
		984,274
Biotechnology — 3.7%
2seventy bio, Inc.†	7,206	72,925
ACADIA Pharmaceuticals, Inc.†	2,448	58,630
Allogene Therapeutics, Inc.†	12,150	60,386
Amicus Therapeutics, Inc.†	22,111	277,714
ANI Pharmaceuticals, Inc.†	774	41,664
Arcus Biosciences, Inc.†	2,926	59,427
Arrowhead Pharmaceuticals, Inc.†	2,317	82,624
Atara Biotherapeutics, Inc.†	14,320	23,055
Avid Bioservices, Inc.†	3,477	48,574
Axsome Therapeutics, Inc.†	3,007	216,083
Beam Therapeutics, Inc.†	1,379	44,031
Biohaven, Ltd.†	330	7,894
Bluebird Bio, Inc.†	748	2,461
Blueprint Medicines Corp.†	1,300	82,160
Bridgebio Pharma, Inc.†	1,294	22,257
Certara, Inc.†	5,864	106,783
Chinook Therapeutics, Inc.†	289	11,103
Cytek Biosciences, Inc.†	4,450	38,003
Cytokinetics, Inc.†	5,317	173,441
Decibel Therapeutics, Inc.†	101	389
Dynavax Technologies Corp.†	6,643	85,828
Emergent BioSolutions, Inc.†	2,496	18,346
Esperion Therapeutics, Inc.†	542	753
Evolus, Inc.†	48,321	351,294
Fate Therapeutics, Inc.†	21,199	100,907
FibroGen, Inc.†	46,467	125,461
Immunovant, Inc.†	8,671	164,489
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Inhibrx, Inc.†	7,709	$ 200,126
Innoviva, Inc.†	3,277	41,716
Insmed, Inc.†	1,704	35,954
Intellia Therapeutics, Inc.†	2,347	95,711
Intra-Cellular Therapies, Inc.†	7,017	444,316
iTeos Therapeutics, Inc.†	1,372	18,165
Kymera Therapeutics, Inc.†	3,565	81,959
Ligand Pharmaceuticals, Inc.†	912	65,755
MeiraGTx Holdings PLC†	111	746
Myriad Genetics, Inc.†	4,534	105,098
NeoGenomics, Inc.†	32,350	519,864
NGM Biopharmaceuticals, Inc.†	920	2,383
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	927	0
Point Biopharma Global, Inc.†	13,923	126,142
Prothena Corp. PLC†	2,710	185,039
PTC Therapeutics, Inc.†	2,240	91,101
REGENXBIO, Inc.†	2,102	42,019
Relay Therapeutics, Inc.†	8,504	106,810
Replimune Group, Inc.†	5,922	137,509
REVOLUTION Medicines, Inc.†	8,069	215,846
Sage Therapeutics, Inc.†	2,840	133,537
Sana Biotechnology, Inc.†	64	381
SpringWorks Therapeutics, Inc.†	5,440	142,637
Sutro Biopharma, Inc.†	641	2,981
Syndax Pharmaceuticals, Inc.†	6,941	145,275
Travere Therapeutics, Inc.†	7,927	121,759
Twist Bioscience Corp.†	2,645	54,117
Tyra Biosciences, Inc.†	9,904	168,665
Vericel Corp.†	4,574	171,845
Vir Biotechnology, Inc.†	4,245	104,130
Xencor, Inc.†	13,928	347,782
		6,186,050
Building Materials — 2.7%
AAON, Inc.	2,383	225,932
American Woodmark Corp.†	925	70,642
Apogee Enterprises, Inc.	2,335	110,843
Boise Cascade Co.	3,474	313,876
Eagle Materials, Inc.	3,781	704,854
Gibraltar Industries, Inc.†	2,798	176,050
Griffon Corp.	2,639	106,352
Hayward Holdings, Inc.†	46,469	597,127
JELD-WEN Holding, Inc.†	2,060	36,132
Louisiana-Pacific Corp.	797	59,759
Masterbrand, Inc.†	68,455	796,132
PGT Innovations, Inc.†	3,264	95,146
Simpson Manufacturing Co., Inc.	4,994	691,669
SPX Technologies, Inc.†	2,529	214,889
Summit Materials, Inc., Class A†	746	28,236
UFP Industries, Inc.	3,687	357,823
		4,585,462
Chemicals — 3.7%
AdvanSix, Inc.	3,241	113,370
American Vanguard Corp.	1,537	27,466
Ashland, Inc.	7,435	646,176
Avient Corp.	2,658	108,712
AZZ, Inc.	1,385	60,192
Balchem Corp.	9,077	1,223,670
Cabot Corp.	2,538	169,767
Ecovyst, Inc.†	1,531	17,545
Element Solutions, Inc.	33,062	634,790

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
H.B. Fuller Co.	4,752	$ 339,816
Hawkins, Inc.	1,053	50,218
Ingevity Corp.†	3,625	210,830
Innospec, Inc.	1,382	138,808
Koppers Holdings, Inc.	1,158	39,488
Livent Corp.†	11,670	320,108
Mativ Holdings, Inc.	22,432	339,172
Minerals Technologies, Inc.	2,447	141,167
Orion Engineered Carbons SA	12,748	270,513
Quaker Chemical Corp.	760	148,124
Rogers Corp.†	1,034	167,436
Stepan Co.	1,180	112,761
Trinseo PLC	1,954	24,757
Tronox Holdings PLC	5,867	74,570
Valvoline, Inc.	21,881	820,756
		6,200,212
Coal — 0.3%
Alpha Metallurgical Resources, Inc.	809	132,967
Arch Resources, Inc.	720	81,187
CONSOL Energy, Inc.	2,093	141,926
Peabody Energy Corp.	921	19,949
SunCoke Energy, Inc.	6,776	53,327
Warrior Met Coal, Inc.	2,890	112,566
		541,922
Commercial Services — 5.9%
Aaron's Co., Inc.	5,518	78,025
ABM Industries, Inc.	12,944	552,062
Adtalem Global Education, Inc.†	2,424	83,240
Alarm.com Holdings, Inc.†	2,771	143,205
AMN Healthcare Services, Inc.†	3,084	336,526
API Group Corp.†	11,280	307,493
Arlo Technologies, Inc.†	5,105	55,696
ASGN, Inc.†	10,273	776,947
Brink's Co.	1,760	119,381
CBIZ, Inc.†	3,400	181,152
CoreCivic, Inc.†	6,318	59,452
CorVel Corp.†	506	97,911
Cross Country Healthcare, Inc.†	5,438	152,699
Custom Truck One Source, Inc.†	59,746	402,688
Deluxe Corp.	2,416	42,232
EVERTEC, Inc.	8,831	325,246
Flywire Corp.†	5,618	174,383
Forrester Research, Inc.†	630	18,327
GEO Group, Inc.†	7,006	50,163
Green Dot Corp., Class A†	2,575	48,255
Healthcare Services Group, Inc.	4,124	61,571
Heidrick & Struggles International, Inc.	3,535	93,571
Herc Holdings, Inc.	1,150	157,377
Information Services Group, Inc.	31,151	166,969
John Wiley & Sons, Inc., Class A	4,335	147,520
Kelly Services, Inc., Class A	1,821	32,068
Kforce, Inc.	2,073	129,894
Korn Ferry	2,913	144,310
LiveRamp Holdings, Inc.†	45,534	1,300,451
Matthews International Corp., Class A	1,693	72,156
Medifast, Inc.	2,275	209,664
Mister Car Wash, Inc.†	4,459	43,029
Monro, Inc.	1,745	70,899
Payoneer Global, Inc.†	11,398	54,824
Perdoceo Education Corp.†	3,751	46,025
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
PROG Holdings, Inc.†	6,794	$ 218,223
Progyny, Inc.†	23,964	942,744
Remitly Global, Inc.†	2,151	40,482
Repay Holdings Corp.†	17,332	135,710
Resources Connection, Inc.	1,776	27,901
Riot Platforms, Inc.†	9,776	115,552
Sabre Corp.†	18,459	58,884
Strategic Education, Inc.	1,244	84,393
Stride, Inc.†	2,273	84,624
TriNet Group, Inc.†	3,278	311,312
TrueBlue, Inc.†	6,931	122,748
Upbound Group, Inc.	9,524	296,482
V2X, Inc.†	14,021	694,881
Viad Corp.†	1,158	31,127
		9,900,474
Computers — 2.3%
3D Systems Corp.†	7,291	72,400
CACI International, Inc., Class A†	728	248,131
Corsair Gaming, Inc.†	2,269	40,252
Insight Enterprises, Inc.†	1,719	251,558
Integral Ad Science Holding Corp.†	3,680	66,166
KBR, Inc.	3,009	195,766
Lumentum Holdings, Inc.†	11,031	625,789
NetScout Systems, Inc.†	3,747	115,970
OneSpan, Inc.†	1,976	29,324
Qualys, Inc.†	1,541	199,051
Rapid7, Inc.†	3,864	174,962
Science Applications International Corp.	6,561	737,981
Super Micro Computer, Inc.†	1,076	268,193
TTEC Holdings, Inc.	1,051	35,566
WNS Holdings, Ltd. ADR†	10,810	796,913
		3,858,022
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	6,359	726,389
Edgewell Personal Care Co.	7,716	318,748
Inter Parfums, Inc.	997	134,824
		1,179,961
Distribution/Wholesale — 0.9%
G-III Apparel Group, Ltd.†	2,281	43,955
MRC Global, Inc.†	11,129	112,069
OPENLANE, Inc.†	6,071	92,401
Resideo Technologies, Inc.†	10,854	191,682
Rush Enterprises, Inc., Class A	4,502	273,451
ScanSource, Inc.†	3,181	94,030
Titan Machinery, Inc.†	1,926	56,817
Veritiv Corp.	1,764	221,576
WESCO International, Inc.	2,296	411,122
		1,497,103
Diversified Financial Services — 3.0%
Artisan Partners Asset Management, Inc., Class A	3,805	149,575
AssetMark Financial Holdings, Inc.†	1,364	40,456
Avantax, Inc.†	5,772	129,177
B. Riley Financial, Inc.	876	40,279
Bread Financial Holdings, Inc.	2,786	87,453
BrightSphere Investment Group, Inc.	1,798	37,668
Encore Capital Group, Inc.†	10,196	495,730
Enova International, Inc.†	7,493	398,028
EZCORP, Inc., Class A†	2,916	24,436

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Federated Hermes, Inc.	2,581	$ 92,529
Focus Financial Partners, Inc., Class A†	1,821	95,621
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	330	8,250
Houlihan Lokey, Inc.	4,749	466,874
International Money Express, Inc.†	14,373	352,570
Moelis & Co., Class A	3,700	167,758
Mr. Cooper Group, Inc.†	7,660	387,902
Navient Corp.	5,483	101,874
PennyMac Financial Services, Inc.	977	68,693
Perella Weinberg Partners	58,483	487,163
Piper Sandler Cos.	1,684	217,674
PJT Partners, Inc., Class A	1,294	90,114
PRA Group, Inc.†	2,177	49,744
Radian Group, Inc.	16,420	415,098
Stifel Financial Corp.	381	22,734
StoneX Group, Inc.†	1,867	155,110
Victory Capital Holdings, Inc., Class A	6,775	213,684
Virtus Investment Partners, Inc.	513	101,302
WisdomTree, Inc.	6,306	43,259
World Acceptance Corp.†	186	24,926
		4,965,681
Electric — 0.8%
Avista Corp.	4,212	165,405
Clearway Energy, Inc., Class A	1,407	37,989
Clearway Energy, Inc., Class C	5,297	151,282
IDACORP, Inc.	1,260	129,276
MGE Energy, Inc.	2,272	179,738
NorthWestern Corp.	1,256	71,291
Otter Tail Corp.	2,319	183,108
Portland General Electric Co.	4,438	207,832
Unitil Corp.	3,771	191,227
		1,317,148
Electrical Components & Equipment — 0.4%
Belden, Inc.	1,752	167,579
Encore Wire Corp.	2,586	480,815
Insteel Industries, Inc.	1,081	33,640
Powell Industries, Inc.	508	30,780
		712,814
Electronics — 2.0%
Advanced Energy Industries, Inc.	2,086	232,485
Allied Motion Technologies, Inc.	2,620	104,643
Atkore, Inc.†	3,185	496,669
Badger Meter, Inc.	1,630	240,523
Benchmark Electronics, Inc.	5,980	154,463
Brady Corp., Class A	2,564	121,969
CTS Corp.	1,753	74,730
Itron, Inc.†	2,525	182,053
Knowles Corp.†	24,177	436,637
Mesa Laboratories, Inc.	2,845	365,582
NEXTracker, Inc.†	1,772	70,543
OSI Systems, Inc.†	3,462	407,927
Plexus Corp.†	1,537	150,995
Sanmina Corp.†	3,244	195,516
TTM Technologies, Inc.†	5,703	79,272
		3,314,007
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,435	12,700
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
Green Plains, Inc.†	5,653	$ 182,253
REX American Resources Corp.†	2,019	70,281
SunPower Corp.†	4,766	46,707
		311,941
Engineering & Construction — 2.1%
Arcosa, Inc.	2,693	204,049
Comfort Systems USA, Inc.	4,561	748,916
Dycom Industries, Inc.†	1,632	185,477
Frontdoor, Inc.†	4,543	144,922
Granite Construction, Inc.	2,439	97,023
IES Holdings, Inc.†	940	53,467
MasTec, Inc.†	2,401	283,246
MYR Group, Inc.†	4,008	554,467
NV5 Global, Inc.†	699	77,428
Primoris Services Corp.	34,231	1,043,018
Sterling Infrastructure, Inc.†	3,532	197,086
		3,589,099
Entertainment — 0.6%
Cinemark Holdings, Inc.†	6,015	99,248
Everi Holdings, Inc.†	7,500	108,450
Golden Entertainment, Inc.†	1,234	51,581
Lions Gate Entertainment Corp., Class A†	7,559	66,746
Marriott Vacations Worldwide Corp.	1,374	168,617
Monarch Casino & Resort, Inc.	745	52,485
SeaWorld Entertainment, Inc.†	6,416	359,360
Six Flags Entertainment Corp.†	4,120	107,038
		1,013,525
Environmental Control — 0.8%
Enviri Corp.†	4,433	43,754
Heritage-Crystal Clean, Inc.†	3,068	115,940
PureCycle Technologies, Inc.†	14,087	150,590
Stericycle, Inc.†	16,775	779,031
Tetra Tech, Inc.	1,759	288,018
		1,377,333
Food — 1.6%
B&G Foods, Inc.	4,014	55,875
Calavo Growers, Inc.	986	28,614
Cal-Maine Foods, Inc.	2,112	95,040
Chefs' Warehouse, Inc.†	24,219	866,071
Hain Celestial Group, Inc.†	4,972	62,200
Hostess Brands, Inc.†	15,286	387,041
J&J Snack Foods Corp.	835	132,231
John B. Sanfilippo & Son, Inc.	1,867	218,943
Seneca Foods Corp., Class A†	295	9,641
Simply Good Foods Co.†	4,702	172,046
SpartanNash Co.	4,863	109,466
Sprouts Farmers Market, Inc.†	4,656	171,015
Tootsie Roll Industries, Inc.	1,000	35,410
TreeHouse Foods, Inc.†	2,817	141,920
United Natural Foods, Inc.†	13,302	260,054
		2,745,567
Food Service — 0.3%
Sovos Brands, Inc.†	25,783	504,315
Forest Products & Paper — 0.1%
Mercer International, Inc.	2,253	18,181
Sylvamo Corp.	1,775	71,799
		89,980

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 1.1%
Chesapeake Utilities Corp.	6,081	$ 723,639
New Jersey Resources Corp.	2,225	105,020
Northwest Natural Holding Co.	3,697	159,156
ONE Gas, Inc.	11,390	874,866
		1,862,681
Hand/Machine Tools — 0.3%
Enerpac Tool Group Corp.	3,179	85,833
Franklin Electric Co., Inc.	2,157	221,955
Kennametal, Inc.	4,462	126,676
Luxfer Holdings PLC	1,321	18,798
		453,262
Healthcare-Products — 4.2%
Adaptive Biotechnologies Corp.†	892	5,985
Alphatec Holdings, Inc.†	6,029	108,401
AngioDynamics, Inc.†	11,196	116,774
Artivion, Inc.†	2,272	39,056
AtriCure, Inc.†	5,907	291,570
Avanos Medical, Inc.†	2,594	66,303
Axonics, Inc.†	1,050	52,994
BioLife Solutions, Inc.†	1,933	42,719
CONMED Corp.	1,700	231,013
Embecta Corp.	3,185	68,796
Envista Holdings Corp.†	18,940	640,930
Glaukos Corp.†	2,680	190,843
Haemonetics Corp.†	9,729	828,327
ICU Medical, Inc.†	8,175	1,456,703
Inari Medical, Inc.†	1,655	96,222
Inmode, Ltd.†	3,130	116,906
Inspire Medical Systems, Inc.†	1,720	558,381
Integer Holdings Corp.†	1,850	163,928
Lantheus Holdings, Inc.†	1,150	96,508
LeMaitre Vascular, Inc.	1,084	72,932
Merit Medical Systems, Inc.†	5,766	482,268
Natera, Inc.†	9,579	466,114
NuVasive, Inc.†	2,916	121,276
OmniAb, Inc.†	4,845	24,370
Omnicell, Inc.†	1,400	103,138
OraSure Technologies, Inc.†	4,073	20,406
Orthofix Medical, Inc.†	1,930	34,856
Quanterix Corp.†	1,680	37,884
Shockwave Medical, Inc.†	625	178,381
SI-BONE, Inc.†	3,800	102,524
Tandem Diabetes Care, Inc.†	3,592	88,148
Treace Medical Concepts, Inc.†	3,060	78,275
UFP Technologies, Inc.†	385	74,632
Varex Imaging Corp.†	2,246	52,938
Zynex, Inc.†	1,182	11,335
		7,121,836
Healthcare-Services — 2.3%
Addus HomeCare Corp.†	901	83,523
Agiliti, Inc.†	1,869	30,838
Community Health Systems, Inc.†	7,069	31,104
Enhabit, Inc.†	48,948	562,902
Ensign Group, Inc.	3,112	297,071
Fulgent Genetics, Inc.†	3,013	111,571
HealthEquity, Inc.†	4,184	264,178
Medpace Holdings, Inc.†	1,190	285,802
ModivCare, Inc.†	709	32,054
National HealthCare Corp.	2,610	161,350
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Neuronetics, Inc.†	43,726	$ 94,011
OPKO Health, Inc.†	29,051	63,041
Pediatrix Medical Group, Inc. †	4,590	65,224
RadNet, Inc.†	3,188	103,992
Select Medical Holdings Corp.	5,795	184,629
Surgery Partners, Inc.†	1,440	64,785
Syneos Health, Inc.†	7,383	311,120
Tenet Healthcare Corp.†	1,307	106,364
U.S. Physical Therapy, Inc.	8,202	995,641
		3,849,200
Home Builders — 2.2%
Cavco Industries, Inc.†	3,021	891,195
Century Communities, Inc.	1,584	121,366
Forestar Group, Inc.†	2,322	52,361
Green Brick Partners, Inc.†	1,493	84,803
Installed Building Products, Inc.	1,295	181,507
Landsea Homes Corp.†	10,784	100,723
LCI Industries	1,406	177,662
LGI Homes, Inc.†	2,007	270,724
M/I Homes, Inc.†	1,547	134,883
MDC Holdings, Inc.	3,252	152,096
Meritage Homes Corp.	3,844	546,886
Skyline Champion Corp.†	934	61,130
Taylor Morrison Home Corp.†	9,903	482,969
Tri Pointe Homes, Inc.†	10,789	354,527
Winnebago Industries, Inc.	1,699	113,306
		3,726,138
Home Furnishings — 1.2%
Ethan Allen Interiors, Inc.	1,269	35,887
iRobot Corp.†	1,514	68,509
MillerKnoll, Inc.	15,292	226,016
Sleep Number Corp.†	1,233	33,636
Snap One Holdings Corp.†	38,556	449,177
Sonos, Inc.†	60,196	983,001
Xperi, Inc.†	11,785	154,973
		1,951,199
Household Products/Wares — 0.3%
Central Garden & Pet Co.†	536	20,780
Central Garden & Pet Co., Class A†	8,887	324,020
Quanex Building Products Corp.	1,848	49,619
WD-40 Co.	755	142,431
		536,850
Insurance — 3.1%
Ambac Financial Group, Inc.†	2,519	35,871
American Equity Investment Life Holding Co.†	5,360	279,310
AMERISAFE, Inc.	1,065	56,786
Assured Guaranty, Ltd.	3,297	183,973
Axis Capital Holdings, Ltd.	9,493	511,008
BRP Group, Inc., Class A†	1,958	48,519
Employers Holdings, Inc.	2,142	80,132
Essent Group, Ltd.	5,171	242,003
Genworth Financial, Inc., Class A†	26,569	132,845
HCI Group, Inc.	378	23,353
Horace Mann Educators Corp.	2,270	67,328
Jackson Financial, Inc., Class A	4,798	146,867
James River Group Holdings, Ltd.	4,155	75,870
Kemper Corp.	18,540	894,740
Kinsale Capital Group, Inc.	79	29,562

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Mercury General Corp.	1,477	$ 44,709
NMI Holdings, Inc., Class A†	8,585	221,665
Palomar Holdings, Inc.†	2,862	166,110
ProAssurance Corp.	3,003	45,315
Reinsurance Group of America, Inc.	5,834	809,117
RLI Corp.	1,401	191,194
Ryan Specialty Holdings, Inc.†	12,836	576,208
Safety Insurance Group, Inc.	826	59,241
SiriusPoint, Ltd.†	4,768	43,055
Skyward Specialty Insurance Group, Inc.†	1,492	37,897
Stewart Information Services Corp.	1,515	62,327
Trupanion, Inc.†	1,971	38,789
United Fire Group, Inc.	1,206	27,328
Universal Insurance Holdings, Inc.	1,523	23,500
		5,154,622
Internet — 1.9%
Cargurus, Inc.†	4,967	112,403
Cars.com, Inc.†	3,449	68,359
Cogent Communications Holdings, Inc.	2,390	160,823
ePlus, Inc.†	1,496	84,225
HealthStream, Inc.	1,347	33,082
IAC, Inc.†	11,255	706,814
Liquidity Services, Inc.†	1,296	21,384
Magnite, Inc.†	5,146	70,243
OptimizeRx Corp.†	2,908	41,555
Perficient, Inc.†	13,738	1,144,788
Q2 Holdings, Inc.†	1,856	57,350
QuinStreet, Inc.†	7,314	64,583
Shutterstock, Inc.	4,054	197,308
Squarespace, Inc., Class A†	3,400	107,236
TechTarget, Inc.†	1,436	44,703
Yelp, Inc.†	8,529	310,541
		3,225,397
Investment Companies — 0.4%
Compass Diversified Holdings	33,761	732,276
Iron/Steel — 0.5%
ATI, Inc.†	7,987	353,265
Carpenter Technology Corp.	2,699	151,495
Commercial Metals Co.	5,104	268,777
Haynes International, Inc.	708	35,980
Schnitzer Steel Industries, Inc., Class A	1,106	33,169
		842,686
Leisure Time — 0.2%
Acushnet Holdings Corp.	3,854	210,737
Vista Outdoor, Inc.†	3,173	87,797
		298,534
Lodging — 0.3%
Bluegreen Vacations Holding Corp.	5,834	207,982
Boyd Gaming Corp.	2,947	204,433
Hilton Grand Vacations, Inc.†	3,230	146,771
Marcus Corp.	1,367	20,273
		579,459
Machinery-Construction & Mining — 0.2%
Argan, Inc.	3,480	137,147
Astec Industries, Inc.	1,263	57,391
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
Bloom Energy Corp., Class A†	2,448	$ 40,025
Terex Corp.	669	40,026
		274,589
Machinery-Diversified — 1.6%
Alamo Group, Inc.	574	105,564
Albany International Corp., Class A	10,786	1,006,118
Applied Industrial Technologies, Inc.	2,149	311,240
Cactus, Inc., Class A	8,084	342,115
CIRCOR International, Inc.†	1,133	63,958
DXP Enterprises, Inc.†	811	29,529
Ichor Holdings, Ltd.†	1,615	60,562
Kornit Digital, Ltd.†	8,689	255,196
Lindsay Corp.	612	73,036
Tennant Co.	1,029	83,462
Watts Water Technologies, Inc., Class A	1,919	352,578
		2,683,358
Media — 0.6%
AMC Networks, Inc., Class A†	1,584	18,929
DISH Network Corp., Class A†	14,063	92,675
E.W. Scripps Co., Class A†	3,259	29,820
Gray Television, Inc.	3,906	30,779
Liberty Latin America, Ltd., Class C†	20,385	175,719
Scholastic Corp.	1,623	63,119
TEGNA, Inc.	27,730	450,335
Thryv Holdings, Inc.†	5,772	141,991
		1,003,367
Metal Fabricate/Hardware — 1.4%
Mueller Industries, Inc.	6,795	593,068
Olympic Steel, Inc.	890	43,610
Proto Labs, Inc.†	11,546	403,648
Ryerson Holding Corp.	1,290	55,960
Standex International Corp.	3,650	516,366
TimkenSteel Corp.†	2,171	46,828
Valmont Industries, Inc.	2,265	659,228
		2,318,708
Mining — 0.3%
Arconic Corp.†	9,278	274,443
Century Aluminum Co.†	2,874	25,061
Compass Minerals International, Inc.	1,898	64,532
Constellium SE†	5,946	102,271
Kaiser Aluminum Corp.	888	63,617
		529,924
Miscellaneous Manufacturing — 2.1%
EnPro Industries, Inc.	3,966	529,580
ESCO Technologies, Inc.	7,434	770,385
Fabrinet†	3,947	512,636
Federal Signal Corp.	3,385	216,741
Hillenbrand, Inc.	3,867	198,300
John Bean Technologies Corp.	1,769	214,580
Materion Corp.	6,908	788,894
Myers Industries, Inc.	2,042	39,676
Sturm Ruger & Co., Inc.	984	52,113
Trinity Industries, Inc.	4,511	115,978
		3,438,883

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Furnishings — 0.2%
HNI Corp.	2,580	$ 72,704
Interface, Inc.	34,635	304,442
		377,146
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	9,079	32,140
Oil & Gas — 3.0%
California Resources Corp.	5,496	248,914
Callon Petroleum Co.†	2,855	100,125
Chord Energy Corp.	859	132,114
Civitas Resources, Inc.	2,728	189,241
CNX Resources Corp.†	2,495	44,211
Comstock Resources, Inc.	5,091	59,056
CVR Energy, Inc.	3,699	110,822
Delek US Holdings, Inc.	23,361	559,496
Helmerich & Payne, Inc.	6,309	223,654
Magnolia Oil & Gas Corp., Class A	988	20,649
Matador Resources Co.	13,869	725,626
Murphy Oil Corp.	4,137	158,447
Nabors Industries, Ltd.†	504	46,887
Noble Corp. PLC†	1,400	57,834
Northern Oil and Gas, Inc.	4,501	154,474
Ovintiv, Inc.	6,171	234,930
Par Pacific Holdings, Inc.†	3,122	83,076
Patterson-UTI Energy, Inc.	18,847	225,599
PBF Energy, Inc., Class A	2,406	98,502
PDC Energy, Inc.	3,346	238,034
Permian Resources Corp.	44,673	489,616
SM Energy Co.	14,204	449,273
Talos Energy, Inc.†	6,002	83,248
Vital Energy, Inc.†	1,034	46,685
Weatherford International PLC†	2,497	165,851
		4,946,364
Oil & Gas Services — 1.0%
Archrock, Inc.	7,491	76,783
Bristow Group, Inc.†	1,308	37,579
ChampionX Corp.	6,659	206,695
Core Laboratories, Inc.	2,594	60,310
Dril-Quip, Inc.†	1,900	44,213
Expro Group Holdings NV†	1,034	18,322
Helix Energy Solutions Group, Inc.†	7,916	58,420
Liberty Energy, Inc.	15,149	202,542
NexTier Oilfield Solutions, Inc.†	24,023	214,766
NOW, Inc.†	28,132	291,448
Oceaneering International, Inc.†	8,359	156,313
Oil States International, Inc.†	9,166	68,470
ProPetro Holding Corp.†	5,381	44,339
RPC, Inc.	4,613	32,983
Select Water Solutions, Inc.	6,826	55,291
US Silica Holdings, Inc.†	4,284	51,965
		1,620,439
Packaging & Containers — 0.2%
Clearwater Paper Corp.†	940	29,441
Greif, Inc., Class A	689	47,465
O-I Glass, Inc.†	13,652	291,197
		368,103
Pharmaceuticals — 2.1%
Acelyrin, Inc.†	12,019	251,197
Aclaris Therapeutics, Inc.†	7,844	81,342
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
AdaptHealth Corp.†	4,251	$ 51,735
Alector, Inc.†	932	5,601
Alkermes PLC†	2,971	92,992
Amneal Pharmaceuticals, Inc.†	12,798	39,674
Amphastar Pharmaceuticals, Inc.†	2,093	120,285
Anika Therapeutics, Inc.†	820	21,304
Arvinas, Inc.†	3,104	77,041
BellRing Brands, Inc.†	1,240	45,384
Catalyst Pharmaceuticals, Inc.†	10,980	147,571
Coherus Biosciences, Inc.†	6,901	29,467
Collegium Pharmaceutical, Inc.†	1,923	41,325
Corcept Therapeutics, Inc.†	5,025	111,806
Enanta Pharmaceuticals, Inc.†	3,691	78,987
Harmony Biosciences Holdings, Inc.†	1,666	58,627
Herbalife, Ltd.†	10,342	136,928
Ironwood Pharmaceuticals, Inc.†	7,513	79,938
Kura Oncology, Inc.†	9,624	101,822
Longboard Pharmaceuticals, Inc.†	13,369	98,128
Madrigal Pharmaceuticals, Inc.†	879	203,049
Option Care Health, Inc.†	7,554	245,430
Owens & Minor, Inc.†	4,236	80,653
Pacira BioSciences, Inc.†	11,161	447,221
Phibro Animal Health Corp., Class A	1,131	15,495
PMV Pharmaceuticals Inc†	7,242	45,335
Prestige Consumer Healthcare, Inc.†	2,762	164,146
Protagonist Therapeutics, Inc.†	3,818	105,453
Reata Pharmaceuticals, Inc., Class A†	2,428	247,559
Supernus Pharmaceuticals, Inc.†	3,028	91,022
uniQure NV†	2,328	26,679
USANA Health Sciences, Inc.†	2,825	178,088
Vanda Pharmaceuticals, Inc.†	3,193	21,042
Y-mAbs Therapeutics, Inc.†	178	1,209
		3,543,535
Real Estate — 1.0%
Anywhere Real Estate, Inc.†	6,135	40,982
Cushman & Wakefield PLC†	9,088	74,340
eXp World Holdings, Inc.	4,094	83,026
Kennedy-Wilson Holdings, Inc.	35,114	573,412
Marcus & Millichap, Inc.	1,347	42,444
McGrath RentCorp	7,351	679,820
RE/MAX Holdings, Inc., Class A	1,007	19,395
St. Joe Co.	1,882	90,976
		1,604,395
REITS — 5.4%
Acadia Realty Trust	5,293	76,166
Agree Realty Corp.	6,228	407,249
Alexander & Baldwin, Inc.	4,035	74,970
American Assets Trust, Inc.	2,903	55,738
Apollo Commercial Real Estate Finance, Inc.	7,229	81,832
Apple Hospitality REIT, Inc.	13,281	200,676
Arbor Realty Trust, Inc.	10,071	149,252
Armada Hoffler Properties, Inc.	5,021	58,645
ARMOUR Residential REIT, Inc.	10,868	57,926
Blackstone Mtg. Trust, Inc., Class A	819	17,043
Brandywine Realty Trust	25,317	117,724
Broadstone Net Lease, Inc.	3,960	61,142
CareTrust REIT, Inc.	11,599	230,356
Centerspace	832	51,052
Chatham Lodging Trust	2,716	25,422
Community Healthcare Trust, Inc.	2,607	86,083
Corporate Office Properties Trust	3,679	87,376

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
DiamondRock Hospitality Co.	19,441	$ 155,722
Douglas Emmett, Inc.	48,020	603,611
Dynex Capital, Inc.	1,029	12,955
Easterly Government Properties, Inc.	5,191	75,270
Ellington Financial, Inc.	4,747	65,509
Elme Communities	4,876	80,161
Equity Commonwealth	1,106	22,408
Essential Properties Realty Trust, Inc.	10,282	242,038
First Industrial Realty Trust, Inc.	964	50,745
Four Corners Property Trust, Inc.	4,838	122,885
Franklin BSP Realty Trust, Inc.	4,574	64,768
Getty Realty Corp.	2,504	84,685
Global Medical REIT, Inc.	1,201	10,965
Global Net Lease, Inc.	5,773	59,346
Hudson Pacific Properties, Inc.	7,127	30,076
Innovative Industrial Properties, Inc.	2,128	155,365
Invesco Mtg. Capital, Inc.	2,315	26,553
JBG SMITH Properties	5,390	81,066
Kite Realty Group Trust	6,045	135,045
KKR Real Estate Finance Trust, Inc.	4,590	55,860
Ladder Capital Corp.	2,662	28,883
LTC Properties, Inc.	2,301	75,979
LXP Industrial Trust	22,436	218,751
Macerich Co.	11,957	134,755
MFA Financial, Inc.	19,378	217,809
National Storage Affiliates Trust	1,586	55,240
New York Mtg. Trust, Inc.	5,069	50,285
NexPoint Residential Trust, Inc.	1,269	57,714
Office Properties Income Trust	2,700	20,790
Orion Office REIT, Inc.	3,150	20,822
Outfront Media, Inc.	8,163	128,322
Pebblebrook Hotel Trust	6,844	95,405
PennyMac Mtg. Investment Trust	8,966	120,862
Phillips Edison & Co., Inc.	11,368	387,422
Physicians Realty Trust	11,673	163,305
Piedmont Office Realty Trust, Inc., Class A	6,308	45,859
Plymouth Industrial REIT, Inc.	2,236	51,473
PotlatchDeltic Corp.	3,076	162,567
Ready Capital Corp.	8,971	101,193
Redwood Trust, Inc.	6,339	40,379
Retail Opportunity Investments Corp.	14,056	189,897
RLJ Lodging Trust	12,206	125,356
RPT Realty	9,119	95,294
Ryman Hospitality Properties, Inc.	2,640	245,309
Safehold, Inc.	2,239	53,132
Saul Centers, Inc.	718	26,444
Service Properties Trust	9,197	79,922
SITE Centers Corp.	17,642	233,227
SL Green Realty Corp.	3,579	107,549
STAG Industrial, Inc.	3,861	138,533
Summit Hotel Properties, Inc.	5,974	38,891
Sunstone Hotel Investors, Inc.	11,513	116,512
Tanger Factory Outlet Centers, Inc.	5,847	129,043
Terreno Realty Corp.	11,861	712,846
Two Harbors Investment Corp.	5,374	74,591
UMH Properties, Inc.	2,799	44,728
Uniti Group, Inc.	13,262	61,270
Universal Health Realty Income Trust	706	33,592
Urban Edge Properties	6,535	100,835
Urstadt Biddle Properties, Inc., Class A	1,610	34,229
Veris Residential, Inc.†	4,434	71,166
Security Description	Shares or Principal Amount	Value

REITS (continued)
Whitestone REIT	2,583	$ 25,055
Xenia Hotels & Resorts, Inc.	6,755	83,154
		8,972,075
Retail — 4.5%
Abercrombie & Fitch Co., Class A†	8,517	320,921
Academy Sports & Outdoors, Inc.	4,285	231,604
American Eagle Outfitters, Inc.	10,202	120,384
America's Car-Mart, Inc.†	322	32,129
Asbury Automotive Group, Inc.†	5,592	1,344,429
Beacon Roofing Supply, Inc.†	5,675	470,911
BJ's Restaurants, Inc.†	1,309	41,626
BJ's Wholesale Club Holdings, Inc.†	4,298	270,817
Bloomin' Brands, Inc.	11,182	300,684
BlueLinx Holdings, Inc.†	944	88,528
Boot Barn Holdings, Inc.†	4,220	357,392
Brinker International, Inc.†	2,462	90,109
Buckle, Inc.	1,655	57,263
Caleres, Inc.	2,018	48,291
Cava Group, Inc.†	4,774	195,495
Cheesecake Factory, Inc.	2,655	91,810
Chico's FAS, Inc.†	6,862	36,712
Chuy's Holdings, Inc.†	1,007	41,106
Cracker Barrel Old Country Store, Inc.	1,231	114,705
Dave & Buster's Entertainment, Inc.†	2,226	99,191
Designer Brands, Inc., Class A	2,883	29,118
Dine Brands Global, Inc.	1,875	108,806
El Pollo Loco Holdings, Inc.	1,061	9,305
FirstCash Holdings, Inc.	1,666	155,488
GMS, Inc.†	7,952	550,278
Group 1 Automotive, Inc.	1,037	267,650
Guess?, Inc.	1,664	32,365
Haverty Furniture Cos., Inc.	741	22,393
Hibbett, Inc.	709	25,730
Jack in the Box, Inc.	1,145	111,672
La-Z-Boy, Inc.	2,398	68,679
Leslie's, Inc.†	8,278	77,730
Lithia Motors, Inc.	222	67,512
MarineMax, Inc.†	1,215	41,504
Movado Group, Inc.	868	23,288
National Vision Holdings, Inc.†	4,341	105,443
Nu Skin Enterprises, Inc., Class A	2,774	92,097
ODP Corp.†	5,336	249,831
Patrick Industries, Inc.	1,179	94,320
PC Connection, Inc.	628	28,323
PriceSmart, Inc.	1,396	103,388
Sally Beauty Holdings, Inc.†	5,979	73,841
Shake Shack, Inc., Class A†	2,081	161,735
Shoe Carnival, Inc.	942	22,118
Signet Jewelers, Ltd.	5,627	367,218
Sonic Automotive, Inc., Class A	884	42,140
Victoria's Secret & Co.†	4,354	75,890
Wingstop, Inc.	639	127,902
World Kinect Corp.	3,454	71,429
		7,561,300
Savings & Loans — 0.8%
Axos Financial, Inc.†	6,004	236,798
Banc of California, Inc.	4,148	48,034
Berkshire Hills Bancorp, Inc.	2,461	51,017
Brookline Bancorp, Inc.	4,880	42,651
Capitol Federal Financial, Inc.	7,039	43,431
HomeTrust Bancshares, Inc.	1,055	22,039

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Northfield Bancorp, Inc.	2,276	$ 24,990
Northwest Bancshares, Inc.	7,063	74,868
OceanFirst Financial Corp.	17,360	271,163
Pacific Premier Bancorp, Inc.	5,325	110,121
Provident Financial Services, Inc.	4,196	68,563
Washington Federal, Inc.	6,731	178,506
WSFS Financial Corp.	3,416	128,851
		1,301,032
Semiconductors — 3.6%
ACM Research, Inc., Class A†	8,270	108,172
Allegro MicroSystems, Inc.†	15,131	683,013
Alpha & Omega Semiconductor, Ltd.†	1,238	40,607
Ambarella, Inc.†	500	41,835
Axcelis Technologies, Inc.†	3,876	710,587
CEVA, Inc.†	1,302	33,266
Cirrus Logic, Inc.†	697	56,464
Cohu, Inc.†	6,815	283,232
Diodes, Inc.†	2,542	235,110
FormFactor, Inc.†	4,288	146,735
Kulicke & Soffa Industries, Inc.	3,145	186,970
MACOM Technology Solutions Holdings, Inc.†	15,212	996,842
MaxLinear, Inc.†	5,631	177,714
Onto Innovation, Inc.†	3,471	404,267
Photronics, Inc.†	3,473	89,569
Power Integrations, Inc.	1,540	145,792
Rambus, Inc.†	10,506	674,170
Semtech Corp.†	9,924	252,665
Silicon Laboratories, Inc.†	411	64,831
SiTime Corp.†	915	107,943
SMART Global Holdings, Inc.†	8,528	247,397
Ultra Clean Holdings, Inc.†	4,785	184,031
Veeco Instruments, Inc.†	6,815	175,009
		6,046,221
Software — 4.3%
8x8, Inc.†	6,284	26,581
Adeia, Inc.	12,791	140,829
Agilysys, Inc.†	1,107	75,984
Apollo Medical Holdings, Inc.†	2,239	70,752
Asana, Inc., Class A†	6,942	153,002
AvePoint, Inc.†	33,059	190,420
Avid Technology, Inc.†	7,125	181,688
Blackline, Inc.†	2,448	131,751
Box, Inc., Class A†	38,842	1,141,178
Braze, Inc.†	2,670	116,919
C3.ai, Inc., Class A†	1,322	48,160
Cerence, Inc.†	2,241	65,504
Clear Secure, Inc., Class A	6,000	139,020
CommVault Systems, Inc.†	13,648	991,118
Computer Programs & Systems, Inc.†	789	19,480
Consensus Cloud Solutions, Inc.†	973	30,163
CSG Systems International, Inc.	1,690	89,131
Digi International, Inc.†	1,994	78,544
Digital Turbine, Inc.†	5,018	46,567
Donnelley Financial Solutions, Inc.†	7,221	328,772
DoubleVerify Holdings, Inc.†	4,899	190,669
Duolingo, Inc.†	740	105,776
Ebix, Inc.	1,305	32,886
eGain Corp.†	19,654	147,208
Envestnet, Inc.†	2,073	123,033
Security Description	Shares or Principal Amount	Value

Software (continued)
Health Catalyst, Inc.†	22,041	$ 275,512
MicroStrategy, Inc., Class A†	70	23,969
N-able, Inc.†	3,744	53,951
NextGen Healthcare, Inc.†	2,973	48,222
Olo, Inc., Class A†	15,670	101,228
PDF Solutions, Inc.†	3,142	141,704
Privia Health Group, Inc.†	5,208	135,981
Progress Software Corp.	2,407	139,847
Schrodinger, Inc.†	2,982	148,861
Simulations Plus, Inc.	878	38,044
Sprout Social, Inc., Class A†	1,547	71,410
SPS Commerce, Inc.†	3,328	639,176
Veradigm, Inc.†	14,088	177,509
Verra Mobility Corp.†	7,775	153,323
Workiva, Inc.†	2,698	274,279
Zuora, Inc., Class A†	4,215	46,239
		7,134,390
Telecommunications — 1.9%
A10 Networks, Inc.	3,577	52,189
ADTRAN Holdings, Inc.	3,979	41,899
ATN International, Inc.	595	21,777
Aviat Networks, Inc.†	2,300	76,751
Calix, Inc.†	4,104	204,831
Ciena Corp.†	11,317	480,859
Clearfield, Inc.†	704	33,335
Consolidated Communications Holdings, Inc.†	4,150	15,895
EchoStar Corp., Class A†	5,909	102,462
Extreme Networks, Inc.†	9,781	254,795
Gogo, Inc.†	6,417	109,153
Harmonic, Inc.†	6,190	100,092
InterDigital, Inc.	1,487	143,570
Iridium Communications, Inc.	1,119	69,512
Lumen Technologies, Inc.	51,363	116,080
NETGEAR, Inc.†	1,615	22,868
Ooma, Inc.†	8,699	130,224
Shenandoah Telecommunications Co.	2,793	54,268
Telephone & Data Systems, Inc.	5,493	45,207
Viasat, Inc.†	4,246	175,190
Viavi Solutions, Inc.†	74,793	847,405
		3,098,362
Textiles — 0.1%
UniFirst Corp.	840	130,208
Transportation — 1.1%
ArcBest Corp.	4,396	434,325
Dorian LPG, Ltd.	3,955	101,446
Eagle Bulk Shipping, Inc.	578	27,767
Forward Air Corp.	1,963	208,294
Heartland Express, Inc.	2,591	42,518
Hub Group, Inc., Class A†	5,140	412,845
Marten Transport, Ltd.	3,206	68,929
Matson, Inc.	3,595	279,439
Radiant Logistics, Inc.†	8,259	55,501
RXO, Inc.†	6,500	147,355
Safe Bulkers, Inc.	6,744	21,985
Teekay Tankers, Ltd., Class A	2,120	81,048
		1,881,452
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	1,775	76,502

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.7%
American States Water Co.	3,858	$ 335,646
California Water Service Group	3,112	160,672
Middlesex Water Co.	983	79,289
SJW Group	8,843	619,983
		1,195,590
Total Common Stocks (cost $149,439,331)		163,782,279
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares Core S&P Small-Cap ETF (cost $1,109,725)	11,261	1,122,159
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	231	2,656
Total Long-Term Investment Securities (cost $150,549,056)		164,907,094
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19%(2)	1,897,476	1,897,856
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.1%
United States Treasury Bills
3.97%, 10/05/2023(3)	$ 70,000	$ 69,054
Total Short-Term Investments (cost $1,967,114)		1,966,910
TOTAL INVESTMENTS (cost $152,516,170)	99.5%	166,874,004
Other assets less liabilities	0.5	787,670
NET ASSETS	100.0%	$167,661,674
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	E-Mini Russell 2000 Index	September 2023	$659,759	$666,295	$6,536
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$6,186,050	$—	$0	$6,186,050
Other Industries	157,596,229	—	—	157,596,229
Unaffiliated Investment Companies	1,122,159	—	—	1,122,159
Warrants	2,656	—	—	2,656
Short-Term Investments:
U.S. Government	—	69,054	—	69,054
Other Short-Term Investments	1,897,856	—	—	1,897,856
Total Investments at Value	$166,804,950	$69,054	$0	$166,874,004
Other Financial Instruments:†
Futures Contracts	$6,536	$—	$—	$6,536
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Australia — 4.3%
Ampol, Ltd.	1,530	$ 30,688
ANZ Group Holdings, Ltd.	45,998	729,405
APA Group	7,573	48,993
Aristocrat Leisure, Ltd.	3,788	98,088
ASX, Ltd.	1,243	52,359
Aurizon Holdings, Ltd.	11,815	30,943
BHP Group, Ltd.	40,958	1,222,065
BHP Group, Ltd. (LSE)	23,007	683,339
BlueScope Steel, Ltd.	2,958	40,808
Brambles, Ltd.	8,921	85,863
Challenger, Ltd.	42,490	184,541
Cochlear, Ltd.	422	64,573
Coles Group, Ltd.	8,591	105,588
Commonwealth Bank of Australia	10,838	726,740
Computershare, Ltd.	3,681	57,632
CSL, Ltd.	3,096	572,911
Dexus	6,904	35,932
Endeavour Group, Ltd.	9,197	38,740
Fortescue Metals Group, Ltd.	10,870	161,887
Goodman Group	10,863	145,516
GPT Group	12,296	33,982
IDP Education, Ltd.	1,608	23,777
IGO, Ltd.	129,602	1,322,797
Insurance Australia Group, Ltd.	15,725	59,911
Lendlease Corp., Ltd.	4,425	22,897
Lottery Corp., Ltd.	14,287	49,002
Macquarie Group, Ltd.	6,370	759,082
Medibank Private, Ltd.	17,677	41,599
Mineral Resources, Ltd.	1,114	53,513
Mirvac Group	25,328	38,294
National Australia Bank, Ltd.	20,146	355,592
Newcrest Mining, Ltd.	5,740	102,556
Northern Star Resources, Ltd.	7,381	59,919
Orica, Ltd.	2,915	28,911
Origin Energy, Ltd.	11,058	61,815
Pilbara Minerals, Ltd.	17,319	57,114
Qantas Airways, Ltd.†	5,714	23,694
QBE Insurance Group, Ltd.	9,554	100,552
Ramsay Health Care, Ltd.	1,177	44,275
REA Group, Ltd.	339	32,475
Reece, Ltd.	1,451	18,085
Rio Tinto, Ltd.	21,799	1,677,618
Santos, Ltd.	21,192	106,737
Scentre Group	302,586	534,436
SEEK, Ltd.	2,163	31,383
Sonic Healthcare, Ltd.	2,864	68,122
South32, Ltd.	167,050	421,302
Stockland	15,323	41,325
Suncorp Group, Ltd.	8,130	73,342
Telstra Group, Ltd.	25,958	74,504
Transurban Group	19,773	188,342
Treasury Wine Estates, Ltd.	4,633	34,810
Vicinity, Ltd.	24,837	30,532
Washington H. Soul Pattinson & Co., Ltd.	1,506	31,927
Wesfarmers, Ltd.	7,282	240,142
Westpac Banking Corp.	22,524	321,309
WiseTech Global, Ltd.	1,065	57,055
Woodside Energy Group, Ltd.	12,188	282,257
Woolworths Group, Ltd.	7,823	207,571
Worley, Ltd.	54,518	576,817
		13,405,984
Security Description	Shares or Principal Amount	Value

Austria — 0.5%
Erste Group Bank AG	40,741	$ 1,430,569
OMV AG	945	40,041
Verbund AG	437	35,097
voestalpine AG	745	26,772
		1,532,479
Belgium — 0.7%
Ageas SA/NV	1,035	41,948
Anheuser-Busch InBev SA NV	5,575	315,747
D'ieteren Group	140	24,758
Elia Group SA	189	24,010
Groupe Bruxelles Lambert NV	638	50,282
KBC Group NV	1,607	112,376
Sofina SA	99	20,524
Solvay SA, Class A	476	53,311
UCB SA	11,675	1,034,724
Umicore SA	16,982	474,717
Warehouses De Pauw CVA	1,047	28,720
		2,181,117
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	4,000	21,173
Hongkong Land Holdings, Ltd.	7,100	27,739
Jardine Matheson Holdings, Ltd.	1,003	50,873
		99,785
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	165,779	505,833
Canada — 1.5%
Brookfield Corp.	13,200	444,401
Definity Financial Corp.	6,722	178,357
Element Fleet Management Corp.	58,141	885,665
Magna International, Inc.	11,555	652,164
National Bank of Canada	12,596	938,460
Sun Life Financial, Inc.	16,707	870,946
Toronto-Dominion Bank	10,882	674,483
		4,644,476
Cayman Islands — 0.6%
Alibaba Group Holding, Ltd.†	41,524	431,852
Alibaba Group Holding, Ltd. ADR†	1,007	83,933
Budweiser Brewing Co. APAC, Ltd.*	11,000	28,365
CK Asset Holdings, Ltd.	12,860	71,370
CK Hutchison Holdings, Ltd.	17,360	106,259
ESR Group, Ltd.*	12,800	22,036
Futu Holdings, Ltd. ADR†	353	14,028
Grab Holdings, Ltd., Class A†	11,990	41,126
Sands China, Ltd.†	15,600	53,391
Sea, Ltd. ADR†	2,342	135,930
SITC International Holdings Co., Ltd.	9,000	16,518
Tencent Holdings, Ltd.	14,000	595,875
WH Group, Ltd.*	53,500	28,431
Wharf Real Estate Investment Co., Ltd.	11,000	55,056
Xinyi Glass Holdings, Ltd.	11,000	17,198
XP, Inc., Class A†	11,461	268,875
		1,970,243
China — 0.2%
PICC Property & Casualty Co., Ltd.	342,000	381,237
Ping An Insurance Group Co. of China, Ltd.	32,500	208,234
		589,471

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark — 2.6%
AP Moller-Maersk A/S, Series A	20	$ 34,902
AP Moller-Maersk A/S, Series B	32	56,298
Carlsberg A/S, Class B	632	101,052
Chr. Hansen Holding A/S	677	47,088
Coloplast A/S, Class B	763	95,396
Danske Bank A/S†	4,427	107,814
Demant A/S†	591	25,009
DSV A/S	1,195	251,490
Genmab A/S†	1,126	427,369
Novo Nordisk A/S, Class B	32,469	5,244,190
Novozymes A/S, Class B	1,313	61,152
Orsted A/S*	1,214	114,695
Pandora A/S	582	52,009
ROCKWOOL A/S, Class B	59	15,257
Tryg A/S	2,311	50,020
Vestas Wind Systems A/S†	56,831	1,509,945
		8,193,686
Finland — 0.7%
Elisa Oyj	913	48,765
Fortum Oyj	2,880	38,568
Kesko Oyj, Class B	1,753	32,991
Kone Oyj, Class B	2,182	113,979
Metso Outotec Oyj	4,257	51,283
Neste Oyj	2,716	104,677
Nokia Oyj	34,345	144,130
Nordea Bank Abp	20,825	226,901
Orion Oyj, Class B	687	28,509
Sampo Oyj, Class A	20,552	921,734
Stora Enso Oyj, Class R	43,168	500,298
UPM-Kymmene Oyj	3,426	102,103
Wartsila Oyj Abp	3,039	34,240
		2,348,178
France — 10.0%
Accor SA	1,182	43,953
Aeroports de Paris	191	27,444
Air Liquide SA	8,266	1,481,946
Alstom SA	2,076	61,968
Amundi SA*	393	23,227
Arkema SA	361	34,053
AXA SA	60,976	1,801,447
BioMerieux	266	27,916
BNP Paribas SA	17,284	1,091,820
Bollore SE	5,683	35,415
Bouygues SA	1,322	44,400
Bureau Veritas SA	1,887	51,760
Capgemini SE	1,058	200,429
Carrefour SA	46,432	879,941
Cie de Saint-Gobain	3,145	191,585
Cie Generale des Etablissements Michelin SCA	4,355	128,739
Covivio	304	14,382
Credit Agricole SA	7,769	92,291
Danone SA	4,121	252,522
Dassault Aviation SA	160	32,014
Dassault Systemes SE	4,285	190,023
Edenred	1,602	107,271
Eiffage SA	472	49,289
Engie SA	83,234	1,384,442
EssilorLuxottica SA	12,697	2,402,880
Eurazeo SE	280	19,710
Security Description	Shares or Principal Amount	Value

France (continued)
Gecina SA	295	$ 31,427
Getlink SE	2,295	39,048
Hermes International	203	441,616
Ipsen SA	242	29,123
Kering SA	1,473	815,803
Klepierre SA	1,381	34,262
La Francaise des Jeux SAEM*	674	26,537
Legrand SA	17,957	1,781,364
L'Oreal SA	3,651	1,703,840
LVMH Moet Hennessy Louis Vuitton SE	1,772	1,672,282
Orange SA	11,952	139,794
Pernod Ricard SA	1,325	292,745
Publicis Groupe SA	1,469	114,595
Remy Cointreau SA	147	23,567
Renault SA	1,234	52,067
Safran SA	6,822	1,071,816
Sanofi	42,481	4,554,092
Sartorius Stedim Biotech	177	44,232
Schneider Electric SE	13,677	2,492,868
SEB SA	160	16,543
Societe Generale SA	4,669	121,543
Sodexo SA	568	62,551
Teleperformance	2,659	446,381
Thales SA	675	101,039
TotalEnergies SE	67,194	3,851,054
Valeo	1,329	28,517
Veolia Environnement SA	4,357	137,753
Vinci SA	3,411	396,451
Vivendi SE	4,601	42,418
Wendel SE	171	17,568
Worldline SA*†	1,535	56,181
		31,309,944
Germany — 8.5%
adidas AG	1,040	201,713
Allianz SE	2,589	602,225
BASF SE	15,384	746,933
Bayer AG	30,376	1,679,367
Bayerische Motoren Werke AG	13,237	1,625,720
Bayerische Motoren Werke AG (Preference Shares)	381	43,321
Bechtle AG	526	20,842
Beiersdorf AG	647	85,603
Brenntag SE	992	77,286
Carl Zeiss Meditec AG	258	27,898
Commerzbank AG	6,833	75,662
Continental AG	706	53,207
Covestro AG*†	11,264	584,888
Daimler Truck Holding AG	3,169	114,098
Delivery Hero SE*†	1,113	49,065
Deutsche Bank AG	12,441	130,547
Deutsche Boerse AG	1,220	225,315
Deutsche Lufthansa AG†	3,837	39,273
Deutsche Telekom AG	20,805	453,485
DHL Group†	6,460	315,457
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*†	12,308	1,527,610
E.ON SE	14,411	183,688
Evonik Industries AG	1,346	25,585
Evotec SE†	11,043	248,237
Fresenius Medical Care AG & Co. KGaA	1,318	62,946
Fresenius SE & Co. KGaA	20,141	557,504
GEA Group AG	972	40,622

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Hannover Rueck SE	387	$ 82,063
HeidelbergCement AG	930	76,367
HelloFresh SE†	1,050	25,962
Henkel AG & Co. KGaA	667	46,946
Henkel AG & Co. KGaA (Preference Shares)	1,086	86,811
Infineon Technologies AG	39,362	1,623,310
KION Group AG	8,911	358,327
Knorr-Bremse AG	466	35,579
LEG Immobilien SE†	476	27,337
Mercedes-Benz Group AG	5,494	442,166
Merck KGaA	830	137,226
MTU Aero Engines AG	344	89,132
Muenchener Rueckversicherungs-Gesellschaft AG	5,031	1,886,556
Nemetschek SE	371	27,783
Porsche Automobil Holding SE (Preference Shares)	983	59,126
Puma SE	678	40,772
Rational AG	33	23,876
Rheinmetall AG	280	76,880
RWE AG	4,058	176,633
SAP SE	31,888	4,354,113
Sartorius AG (Preference Shares)	168	57,611
Scout24 SE*	481	30,491
Siemens AG	31,360	5,219,826
Siemens Energy AG†	3,335	58,869
Siemens Healthineers AG*	16,142	913,593
Symrise AG	852	89,256
Talanx AG	407	23,333
Telefonica Deutschland Holding AG	5,728	16,097
Volkswagen AG	189	31,532
Volkswagen AG (Preference Shares)	1,324	177,585
Vonovia SE	4,598	89,774
Wacker Chemie AG	117	16,056
Zalando SE*†	11,211	322,555
		26,521,640
Hong Kong — 1.8%
AIA Group, Ltd.	287,600	2,934,435
Beijing Enterprises Holdings, Ltd.	50,500	183,362
BOC Hong Kong Holdings, Ltd.	321,500	984,030
CLP Holdings, Ltd.	10,500	81,727
Galaxy Entertainment Group, Ltd.†	14,000	89,352
Hang Lung Properties, Ltd.	12,000	18,521
Hang Seng Bank, Ltd.	4,900	69,786
Henderson Land Development Co., Ltd.	9,062	27,021
Hong Kong & China Gas Co., Ltd.	71,533	61,866
Hong Kong Exchanges & Clearing, Ltd.	7,700	292,823
Link REIT	16,240	90,414
MTR Corp., Ltd.	10,000	46,029
New World Development Co., Ltd.	10,000	24,700
Power Assets Holdings, Ltd.	9,000	47,207
Sino Land Co., Ltd.	24,000	29,513
Sun Hung Kai Properties, Ltd.	9,500	119,822
Swire Pacific, Ltd., Class A	3,000	23,081
Swire Properties, Ltd.	7,600	18,733
Techtronic Industries Co., Ltd.	51,000	558,049
		5,700,471
Security Description	Shares or Principal Amount	Value

India — 0.5%
HDFC Bank, Ltd. ADR	15,006	$ 1,045,918
Housing Development Finance Corp., Ltd.	14,989	516,129
		1,562,047
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,137,000	700,931
Ireland — 0.7%
AIB Group PLC	8,580	36,098
Bank of Ireland Group PLC	6,869	65,627
CRH PLC	4,752	262,465
DCC PLC	7,872	440,007
Flutter Entertainment PLC†	1,132	227,832
James Hardie Industries PLC†	2,837	75,624
Kerry Group PLC, Class A	1,023	99,816
Kingspan Group PLC	992	66,046
Linde PLC†	2,045	779,308
Smurfit Kappa Group PLC	1,670	55,743
		2,108,566
Isle of Man — 0.0%
Entain PLC	3,780	61,388
Israel — 0.4%
Azrieli Group, Ltd.	272	15,373
Bank Hapoalim BM	8,152	66,858
Bank Leumi Le-Israel BM	9,909	74,242
Check Point Software Technologies, Ltd.†	620	77,884
CyberArk Software, Ltd.†	263	41,115
Elbit Systems, Ltd.	171	35,642
ICL Group, Ltd.	4,965	27,185
Israel Discount Bank, Ltd., Class A	7,940	39,475
Mizrahi Tefahot Bank, Ltd.	990	33,085
Monday.com, Ltd.†	123	21,060
NICE, Ltd.†	408	84,196
NICE, Ltd. ADR†	2,646	546,399
Teva Pharmaceutical Industries, Ltd. ADR†	7,130	53,689
Tower Semiconductor, Ltd.†	706	26,085
Wix.com, Ltd.†	346	27,071
		1,169,359
Italy — 1.5%
Amplifon SpA	799	29,325
Assicurazioni Generali SpA	6,506	132,503
DiaSorin SpA	162	16,860
Enel SpA	52,206	351,675
Eni SpA	14,901	214,865
FinecoBank Banca Fineco SpA	77,200	1,041,344
Infrastrutture Wireless Italiane SpA*	2,157	28,480
Intesa Sanpaolo SpA	208,597	548,258
Mediobanca Banca di Credito Finanziario SpA	3,543	42,487
Moncler SpA	11,159	772,130
Nexi SpA*†	3,789	29,748
Poste Italiane SpA*	3,353	36,377
Prysmian SpA	22,545	944,277
Recordati Industria Chimica e Farmaceutica SpA	671	32,071
Snam SpA	12,944	67,646
Telecom Italia SpA†	63,958	18,033
Terna - Rete Elettrica Nazionale SpA	9,031	76,926
UniCredit SpA	11,835	275,994
		4,658,999

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan — 20.9%
Advantest Corp.	1,200	$ 160,758
Aeon Co., Ltd.	4,200	85,975
AGC, Inc.	1,300	46,788
Aisin Corp.	900	27,820
Ajinomoto Co., Inc.	2,900	115,465
ANA Holdings, Inc.†	1,000	23,859
Asahi Group Holdings, Ltd.	3,100	120,165
Asahi Intecc Co., Ltd.	1,400	27,527
Asahi Kasei Corp.	59,600	404,568
Astellas Pharma, Inc.	78,900	1,175,726
Azbil Corp.	700	22,151
Bandai Namco Holdings, Inc.	3,800	87,930
BayCurrent Consulting, Inc.	800	30,056
Bridgestone Corp.	39,900	1,639,505
Brother Industries, Ltd.	1,500	21,996
Canon, Inc.	6,400	168,883
Capcom Co., Ltd.	1,100	43,596
Central Japan Railway Co.	3,700	464,003
Chiba Bank, Ltd.	3,400	20,627
Chubu Electric Power Co., Inc.	4,100	50,070
Chugai Pharmaceutical Co., Ltd.	4,300	122,292
Concordia Financial Group, Ltd.	6,800	26,800
CyberAgent, Inc.	44,204	322,832
Dai Nippon Printing Co., Ltd.	1,400	39,694
Daifuku Co., Ltd.	1,944	39,805
Dai-ichi Life Holdings, Inc.	6,000	115,094
Daiichi Sankyo Co., Ltd.	11,900	377,366
Daikin Industries, Ltd.	9,400	1,918,772
Daito Trust Construction Co., Ltd.	400	40,586
Daiwa House Industry Co., Ltd.	3,800	100,432
Daiwa House REIT Investment Corp.	14	26,870
Daiwa Securities Group, Inc.	8,600	44,498
Denso Corp.	13,400	903,379
Dentsu Group, Inc.	1,300	42,640
Disco Corp.	600	94,923
East Japan Railway Co.	1,900	105,366
Eisai Co., Ltd.	1,600	107,826
Electric Power Development Co., Ltd.	19,500	286,629
ENEOS Holdings, Inc.	18,450	63,215
FANUC Corp.	29,900	1,051,296
Fast Retailing Co., Ltd.	1,100	282,395
Fuji Electric Co., Ltd.	800	35,253
FUJIFILM Holdings Corp.	19,000	1,128,427
Fujitsu, Ltd.	1,100	141,820
GLP J-REIT	29	28,595
GMO Payment Gateway, Inc.	300	23,421
Hakuhodo DY Holdings, Inc.	1,500	15,837
Hamamatsu Photonics KK	10,200	500,717
Hankyu Hanshin Holdings, Inc.	1,500	49,684
Hikari Tsushin, Inc.	100	14,372
Hirose Electric Co., Ltd.	225	29,947
Hitachi Construction Machinery Co., Ltd.	700	19,718
Hitachi, Ltd.	25,900	1,602,993
Honda Motor Co., Ltd.	17,800	537,713
Hoshizaki Corp.	700	25,173
Hoya Corp.	2,300	274,366
Hulic Co., Ltd.	2,500	21,455
Ibiden Co., Ltd.	700	39,694
Idemitsu Kosan Co., Ltd.	1,379	27,683
Iida Group Holdings Co., Ltd.	1,000	16,923
Inpex Corp.	6,200	69,143
Security Description	Shares or Principal Amount	Value

Japan (continued)
Isuzu Motors, Ltd.	3,700	$ 45,047
ITOCHU Corp.	7,600	302,239
Itochu Techno-Solutions Corp.	600	15,183
Japan Airlines Co., Ltd.	900	19,551
Japan Exchange Group, Inc.	3,200	55,980
Japan Metropolitan Fund Investment Corp.	45	30,055
Japan Post Bank Co., Ltd.	9,500	74,430
Japan Post Holdings Co., Ltd.	14,100	101,387
Japan Post Insurance Co., Ltd.	1,300	19,545
Japan Real Estate Investment Corp.	8	30,438
Japan Tobacco, Inc.	7,700	168,777
JFE Holdings, Inc.	3,200	45,919
JSR Corp.	1,100	31,623
Kajima Corp.	2,700	40,839
Kansai Electric Power Co., Inc.	4,500	56,537
Kao Corp.	3,000	108,659
Kawasaki Kisen Kaisha, Ltd.	900	21,835
KDDI Corp.	55,400	1,712,184
Keio Corp.	700	22,011
Keisei Electric Railway Co., Ltd.	800	33,158
Keyence Corp.	4,000	1,891,673
Kikkoman Corp.	900	50,787
Kintetsu Group Holdings Co., Ltd.	1,200	41,579
Kirin Holdings Co., Ltd.	24,700	360,727
Kobayashi Pharmaceutical Co., Ltd.	299	16,269
Kobe Bussan Co., Ltd.	964	24,919
Koei Tecmo Holdings Co., Ltd.	780	13,491
Koito Manufacturing Co., Ltd.	1,300	23,596
Komatsu, Ltd.	5,900	159,644
Konami Group Corp.	600	31,442
Kose Corp.	240	23,070
Kubota Corp.	68,800	1,002,233
Kurita Water Industries, Ltd.	700	26,904
Kyocera Corp.	2,100	114,148
Kyowa Kirin Co., Ltd.	1,700	31,425
Lasertec Corp.	490	74,058
LIXIL Corp.	1,800	22,860
M3, Inc.	2,800	60,534
Makita Corp.	18,000	505,257
Marubeni Corp.	9,800	167,421
MatsukiyoCocokara & Co.	700	39,336
Mazda Motor Corp.	3,600	35,183
McDonald's Holdings Co. Japan, Ltd.	600	23,335
MEIJI Holdings Co., Ltd.	1,400	31,275
Minebea Mitsumi, Inc.	2,300	43,554
MISUMI Group, Inc.	29,000	580,419
Mitsubishi Chemical Group Corp.	8,200	49,441
Mitsubishi Corp.	22,600	1,095,514
Mitsubishi Electric Corp.	77,300	1,086,277
Mitsubishi Estate Co., Ltd.	7,200	85,882
Mitsubishi HC Capital, Inc.	55,600	331,292
Mitsubishi Heavy Industries, Ltd.	2,100	98,246
Mitsubishi UFJ Financial Group, Inc.	507,200	3,743,827
Mitsui & Co., Ltd.	8,400	316,062
Mitsui Chemicals, Inc.	1,100	32,508
Mitsui Fudosan Co., Ltd.	42,400	845,967
Mitsui OSK Lines, Ltd.	2,200	52,647
Mizuho Financial Group, Inc.	15,440	235,662
MonotaRO Co., Ltd.	1,600	20,389
MS&AD Insurance Group Holdings, Inc.	2,700	96,205
Murata Manufacturing Co., Ltd.	28,000	1,606,636
NEC Corp.	1,600	77,794

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nexon Co., Ltd.	2,500	$ 47,905
NGK Insulators, Ltd.	1,500	17,944
Nidec Corp.	2,700	148,408
Nintendo Co., Ltd.	6,700	304,768
Nippon Building Fund, Inc.	10	39,335
Nippon Express Holdings, Inc.	462	26,056
Nippon Paint Holdings Co., Ltd.	6,100	50,428
Nippon Prologis REIT, Inc.	14	28,086
Nippon Sanso Holdings Corp.	1,100	23,910
Nippon Shinyaku Co., Ltd.	300	12,237
Nippon Steel Corp.	5,200	109,156
Nippon Telegraph & Telephone Corp.	1,537,500	1,821,775
Nippon Yusen KK	3,100	68,890
Nissan Chemical Corp.	800	34,475
Nissan Motor Co., Ltd.	14,900	61,532
Nisshin Seifun Group, Inc.	1,300	16,065
Nissin Foods Holdings Co., Ltd.	400	33,039
Nitori Holdings Co., Ltd.	6,400	716,090
Nitto Denko Corp.	1,000	74,125
Nomura Holdings, Inc.	18,700	70,971
Nomura Real Estate Holdings, Inc.	700	16,651
Nomura Real Estate Master Fund, Inc.	27	31,138
Nomura Research Institute, Ltd.	2,500	68,947
NTT Data Corp.	59,800	837,298
Obayashi Corp.	4,200	36,394
OBIC Co., Ltd.	400	64,129
Odakyu Electric Railway Co., Ltd.	1,900	25,464
Oji Holdings Corp.	5,500	20,602
Olympus Corp.	7,700	121,882
Omron Corp.	6,100	373,680
Ono Pharmaceutical Co., Ltd.	2,500	45,329
Open House Group Co., Ltd.	500	18,037
Oracle Corp. Japan	200	14,862
Oriental Land Co., Ltd.	7,000	273,287
ORIX Corp.	7,500	137,164
Osaka Gas Co., Ltd.	2,400	36,816
Otsuka Corp.	700	27,240
Otsuka Holdings Co., Ltd.	15,100	553,424
Pan Pacific International Holdings Corp.	2,400	43,008
Panasonic Holdings Corp.	66,400	813,398
Persol Holdings Co., Ltd.	1,101	19,925
Rakuten Group, Inc.	6,100	21,246
Recruit Holdings Co., Ltd.	50,000	1,595,676
Renesas Electronics Corp.†	33,721	638,163
Resona Holdings, Inc.	13,700	65,648
Ricoh Co., Ltd.	3,500	29,884
Rohm Co., Ltd.	600	56,711
SBI Holdings, Inc.	1,600	30,888
SCSK Corp.	1,024	16,118
Secom Co., Ltd.	1,300	88,026
Seiko Epson Corp.	1,900	29,502
Sekisui Chemical Co., Ltd.	58,200	841,876
Sekisui House, Ltd.	4,000	80,944
Seven & i Holdings Co., Ltd.	25,300	1,093,919
SG Holdings Co., Ltd.	2,044	29,163
Sharp Corp.†	1,500	8,359
Shimadzu Corp.	1,500	46,439
Shimano, Inc.	500	83,693
Shimizu Corp.	3,500	22,104
Shin-Etsu Chemical Co., Ltd.	11,700	388,870
Shionogi & Co., Ltd.	1,700	71,825
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shiseido Co., Ltd.	2,600	$ 117,796
Shizuoka Financial Group, Inc.	2,900	21,068
SMC Corp.	3,300	1,834,141
SoftBank Corp.	18,400	196,843
SoftBank Group Corp.	6,600	313,247
Sompo Holdings, Inc.	2,000	89,660
Sony Group Corp.	37,700	3,381,601
Square Enix Holdings Co., Ltd.	500	23,281
Stanley Electric Co., Ltd.	13,800	279,803
Subaru Corp.	3,900	73,788
SUMCO Corp.	2,212	31,308
Sumitomo Chemical Co., Ltd.	9,000	27,396
Sumitomo Corp.	39,400	837,112
Sumitomo Electric Industries, Ltd.	4,600	56,446
Sumitomo Metal Mining Co., Ltd.	1,600	51,569
Sumitomo Mitsui Financial Group, Inc.	8,400	359,530
Sumitomo Mitsui Trust Holdings, Inc.	11,600	415,077
Sumitomo Realty & Development Co., Ltd.	1,800	44,613
Suntory Beverage & Food, Ltd.	900	32,635
Suzuki Motor Corp.	14,300	519,644
Sysmex Corp.	1,100	75,193
T&D Holdings, Inc.	3,200	47,278
Taisei Corp.	1,100	38,474
Takeda Pharmaceutical Co., Ltd.	10,200	320,597
TDK Corp.	2,500	96,803
TechnoPro Holdings, Inc.	19,800	429,425
Terumo Corp.	43,500	1,383,479
THK Co., Ltd.	10,000	205,922
TIS, Inc.	1,452	36,381
Tobu Railway Co., Ltd.	1,200	32,198
Toho Co., Ltd.	700	26,631
Tokio Marine Holdings, Inc.	90,500	2,089,572
Tokyo Electric Power Co. Holdings, Inc.†	9,800	35,943
Tokyo Electron, Ltd.	7,800	1,116,988
Tokyo Gas Co., Ltd.	2,500	54,619
Tokyu Corp.	3,400	41,003
Toppan, Inc.	1,600	34,569
Toray Industries, Inc.	8,900	49,722
Toshiba Corp.	2,600	81,495
Tosoh Corp.	6,900	81,805
TOTO, Ltd.	800	24,129
Toyota Industries Corp.	900	64,566
Toyota Motor Corp.	197,600	3,157,853
Toyota Tsusho Corp.	1,400	69,887
Trend Micro, Inc.	900	43,585
Unicharm Corp.	2,600	96,333
USS Co., Ltd.	1,300	21,545
Welcia Holdings Co., Ltd.	9,000	187,262
West Japan Railway Co.	1,400	58,264
Yakult Honsha Co., Ltd.	800	50,687
Yamaha Corp.	900	34,610
Yamaha Motor Co., Ltd.	1,900	54,749
Yamato Holdings Co., Ltd.	1,800	32,553
Yaskawa Electric Corp.	1,500	69,054
Yokogawa Electric Corp.	1,500	27,528
Z Holdings Corp.	114,100	275,540
ZOZO, Inc.	830	17,178
		65,350,899
Jersey — 0.5%
Amcor PLC	20,605	205,027
Experian PLC	5,900	226,711

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jersey (continued)
Glencore PLC	68,512	$ 388,637
WPP PLC	74,099	774,560
		1,594,935
Luxembourg — 0.3%
ArcelorMittal SA (XAMS)	3,099	84,431
Eurofins Scientific SE	866	55,007
Samsonite International SA*†	97,200	276,335
Spotify Technology SA†	3,545	569,150
Tenaris SA	3,031	45,355
		1,030,278
Netherlands — 5.5%
Aalberts NV	11,962	503,560
ABN AMRO Bank NV CVA*	2,592	40,316
Adyen NV*†	652	1,129,665
Aegon NV	10,832	54,861
AerCap Holdings NV†	1,065	67,649
Airbus SE	3,805	550,033
Akzo Nobel NV	20,889	1,706,851
Argenx SE†	357	138,896
ASM International NV	301	128,009
ASML Holding NV	7,788	5,637,507
CNH Industrial NV	6,568	94,932
Davide Campari-Milano NV	3,355	46,496
Euronext NV*	550	37,410
EXOR NV	696	62,190
Ferrari NV	809	264,855
Ferrovial SE	3,269	103,502
Heineken Holding NV	740	64,343
Heineken NV	9,351	962,328
IMCD NV	366	52,645
ING Groep NV	112,471	1,518,873
JDE Peet's NV	807	24,006
Just Eat Takeaway.com NV *†	1,341	20,573
Koninklijke Ahold Delhaize NV	6,263	213,630
Koninklijke KPN NV	20,732	74,011
Koninklijke Philips NV†	32,377	700,649
NN Group NV	1,609	59,703
NXP Semiconductors NV	5,269	1,078,459
OCI NV	677	16,252
Prosus NV	5,145	376,501
QIAGEN NV†	1,462	65,581
Randstad NV	708	37,313
Stellantis NV	14,439	254,166
STMicroelectronics NV	4,387	218,247
Universal Music Group NV	27,715	615,760
Wolters Kluwer NV	1,653	209,889
		17,129,661
New Zealand — 0.1%
Auckland International Airport, Ltd.†	8,036	42,110
EBOS Group, Ltd.	984	22,264
Fisher & Paykel Healthcare Corp., Ltd.	3,719	55,893
Mercury NZ, Ltd.	4,451	17,762
Meridian Energy, Ltd.	8,290	28,565
Spark New Zealand, Ltd.	12,012	37,546
Xero, Ltd.†	921	73,607
		277,747
Norway — 1.6%
Adevinta ASA†	1,871	12,271
Security Description	Shares or Principal Amount	Value

Norway (continued)
Aker BP ASA	2,028	$ 47,523
DNB Bank ASA	117,403	2,194,937
Equinor ASA	46,781	1,358,974
Gjensidige Forsikring ASA	1,284	20,579
Kongsberg Gruppen ASA	569	25,883
Mowi ASA	2,821	44,769
Norsk Hydro ASA	90,237	536,349
Orkla ASA	4,821	34,622
Salmar ASA	466	18,797
Storebrand ASA	67,387	525,363
Telenor ASA	4,491	45,526
Yara International ASA	1,063	37,534
		4,903,127
Portugal — 0.0%
EDP - Energias de Portugal SA	18,800	92,023
Galp Energia SGPS SA	3,158	36,924
Jeronimo Martins SGPS SA	1,818	50,123
		179,070
Singapore — 1.0%
CapitaLand Ascendas REIT	21,600	43,570
CapitaLand Integrated Commercial Trust	34,092	48,219
Capitaland Investment, Ltd.	16,700	41,046
City Developments, Ltd.	3,200	15,953
DBS Group Holdings, Ltd.	31,400	734,205
Genting Singapore, Ltd.	38,800	26,924
Jardine Cycle & Carriage, Ltd.	600	15,486
Keppel Corp., Ltd.	9,300	46,291
Mapletree Logistics Trust	22,211	26,667
Mapletree Pan Asia Commercial Trust	15,100	18,118
Oversea-Chinese Banking Corp., Ltd.	21,700	197,723
Seatrium, Ltd.†	262,801	24,337
Singapore Airlines, Ltd.	8,600	45,514
Singapore Exchange, Ltd.	5,500	39,158
Singapore Technologies Engineering, Ltd.	10,000	27,282
Singapore Telecommunications, Ltd.	53,010	98,217
United Overseas Bank, Ltd.	45,900	951,510
UOL Group, Ltd.	3,000	14,288
Venture Corp., Ltd.	1,748	19,092
Wilmar International, Ltd.	238,800	672,485
		3,106,085
South Korea — 1.3%
KT Corp.	14,901	337,725
NAVER Corp.	1,636	229,061
Samsung Electronics Co., Ltd.	50,146	2,763,869
Samsung SDI Co., Ltd.	1,538	786,876
		4,117,531
Spain — 2.2%
Acciona SA	158	26,834
ACS Actividades de Construccion y Servicios SA	1,339	47,079
Aena SME SA*	481	77,751
Amadeus IT Group SA	10,274	783,303
Banco Bilbao Vizcaya Argentaria SA	231,829	1,787,568
Banco Santander SA	105,615	391,883
CaixaBank SA	225,970	937,290
Cellnex Telecom SA*	3,628	147,080
Corp. ACCIONA Energias Renovables SA	423	14,153
EDP Renovaveis SA	1,666	33,369
Enagas SA	1,598	31,398

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Endesa SA	2,039	$ 43,803
Grifols SA†	1,915	24,561
Iberdrola SA	156,747	2,047,411
Industria de Diseno Textil SA	7,002	272,043
Naturgy Energy Group SA	809	24,098
Redeia Corp. SA	2,605	43,746
Repsol SA	8,520	123,881
Siemens Gamesa Renewable Energy SA†	1,603	31,573
Telefonica SA	33,363	135,348
		7,024,172
SupraNational — 0.0%
HKT Trust & HKT, Ltd.	24,000	27,952
Unibail-Rodamco-Westfield†	757	40,010
		67,962
Sweden — 2.2%
Alfa Laval AB	1,860	67,831
Assa Abloy AB, Class B	6,434	154,444
Atlas Copco AB, Class A	17,241	248,655
Atlas Copco AB, Class B	10,019	124,832
Beijer Ref AB	2,162	27,629
Boliden AB	1,756	50,828
Elekta AB, Series B	48,964	378,690
Embracer Group AB†	4,210	10,537
Epiroc AB, Class A	4,230	80,123
Epiroc AB, Class B	2,503	40,483
EQT AB	2,283	43,972
Essity AB, Class B	3,910	104,073
Evolution AB*	1,176	149,022
Fastighets AB Balder, Class B†	4,185	15,293
Getinge AB, Class B	1,468	25,732
H & M Hennes & Mauritz AB, Class B	4,219	72,557
Hexagon AB, Class B	13,327	164,097
Holmen AB, Class B	602	21,635
Husqvarna AB, Class B	2,693	24,427
Industrivarden AB, Class A	836	23,180
Industrivarden AB, Class C	991	27,346
Indutrade AB	1,754	39,578
Investment AB Latour, Class B	950	18,852
Investor AB, Class A	2,801	56,056
Investor AB, Class B	11,110	222,311
Kinnevik AB, Class B†	1,558	21,614
L E Lundbergforetagen AB, Class B	488	20,776
Lifco AB, Class B	1,496	32,556
Nibe Industrier AB, Class B	35,818	340,442
Saab AB, Series B	514	27,786
Sagax AB, Class B	1,224	24,192
Sandvik AB	65,514	1,279,266
Securitas AB, Class B	3,157	25,928
Skandinaviska Enskilda Banken AB, Class A	10,372	114,755
Skanska AB, Class B	2,184	30,642
SKF AB, Class B	2,187	38,087
Svenska Cellulosa AB SCA, Class B	3,889	49,610
Svenska Handelsbanken AB, Class A	191,310	1,604,655
Swedbank AB, Class A	5,450	92,045
Swedish Orphan Biovitrum AB†	1,094	21,336
Tele2 AB, Class B	3,429	28,381
Telefonaktiebolaget LM Ericsson, Class B	130,396	711,189
Telia Co. AB	15,750	34,541
Volvo AB, Class A	1,285	27,404
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Volvo AB, Class B	9,686	$ 200,907
Volvo Car AB, Class B†	3,825	15,209
		6,933,504
Switzerland — 9.8%
ABB, Ltd.	37,849	1,489,294
Adecco Group AG	1,027	33,522
Alcon, Inc.	23,248	1,931,575
Bachem Holding AG	217	18,949
Baloise Holding AG	294	43,239
Banque Cantonale Vaudoise	193	20,390
Barry Callebaut AG	241	465,221
BKW AG	136	24,024
Chocoladefabriken Lindt & Spruengli AG	1	124,058
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	79	992,369
Cie Financiere Richemont SA	9,476	1,607,828
Clariant AG	1,385	20,020
Coca-Cola HBC AG	1,414	42,132
DSM-Firmenich AG	1,122	120,744
Dufry AG†	633	28,855
EMS-Chemie Holding AG	45	34,082
Geberit AG	219	114,658
Givaudan SA	59	195,729
Helvetia Holding AG	238	32,218
Holcim AG	3,558	239,213
Julius Baer Group, Ltd.	10,520	663,316
Kuehne & Nagel International AG	349	103,171
Logitech International SA	1,056	62,787
Lonza Group AG	2,329	1,390,857
Nestle SA	61,078	7,349,192
Novartis AG	28,805	2,907,214
On Holding AG, Class A†	26,553	876,249
Partners Group Holding AG	146	137,472
Roche Holding AG	18,717	5,719,831
Roche Holding AG (BR)	205	67,278
Schindler Holding AG	151	33,932
Schindler Holding AG (Participation Certificate)	261	61,229
SGS SA	962	90,860
SIG Group AG	1,963	54,251
Sika AG	2,802	801,435
Sonova Holding AG	334	88,976
Straumann Holding AG	716	116,271
Swatch Group AG (BR)	186	54,515
Swatch Group AG (TRQX)	338	18,579
Swiss Life Holding AG	198	115,847
Swiss Prime Site AG	492	42,699
Swiss Re AG	1,936	194,947
Swisscom AG	166	103,560
Temenos AG	409	32,566
UBS Group AG	20,362	414,278
VAT Group AG*	173	71,652
Zurich Insurance Group AG	2,971	1,411,533
		30,562,617
Taiwan — 1.0%
Largan Precision Co., Ltd.	2,000	137,393
Taiwan Semiconductor Manufacturing Co., Ltd.	154,000	2,869,840
		3,007,233

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom — 15.4%
3i Group PLC	6,247	$ 155,139
Abrdn PLC	12,850	35,661
Admiral Group PLC	1,362	36,090
Anglo American PLC	8,156	231,177
Antofagasta PLC	65,734	1,225,014
Ashtead Group PLC	13,297	923,343
Associated British Foods PLC	2,252	57,121
AstraZeneca PLC	26,223	3,756,135
AstraZeneca PLC ADR	20,536	1,469,762
Auto Trader Group PLC*	5,896	45,698
Aviva PLC	17,880	90,116
BAE Systems PLC	19,600	231,259
Barclays PLC	99,798	194,939
Barratt Developments PLC	6,317	33,163
Berkeley Group Holdings PLC	691	34,418
BP PLC	113,580	665,447
Bridgepoint Group PLC*	79,665	204,838
British American Tobacco PLC	13,634	452,327
British Land Co. PLC	5,653	21,801
BT Group PLC	44,626	69,431
Bunzl PLC	38,303	1,458,319
Burberry Group PLC	41,897	1,127,595
Centrica PLC	36,498	57,478
Coca-Cola Europacific Partners PLC	1,320	85,048
Compass Group PLC	47,071	1,316,728
Croda International PLC	896	64,036
Diageo PLC	58,372	2,503,922
Dowlais Group PLC†	109,533	176,587
Dr. Martens PLC	60,516	94,012
Endeavour Mining PLC	1,192	28,663
Great Portland Estates PLC	43,405	229,377
GSK PLC	90,642	1,601,162
GSK PLC ADR	13,933	496,572
Haleon PLC	32,601	134,164
Halma PLC	2,437	70,543
Hargreaves Lansdown PLC	2,283	23,642
Hikma Pharmaceuticals PLC	1,062	25,514
HSBC Holdings PLC	309,063	2,444,504
Imperial Brands PLC	5,635	124,617
Informa PLC	8,933	82,345
InterContinental Hotels Group PLC	1,113	76,860
Intertek Group PLC	1,036	56,234
J Sainsbury PLC	10,586	36,240
JD Sports Fashion PLC	16,635	30,833
Johnson Matthey PLC	20,002	444,939
Kingfisher PLC	405,307	1,192,401
Land Securities Group PLC	4,522	33,069
Legal & General Group PLC	38,342	111,147
Lloyds Banking Group PLC	1,279,023	709,054
London Stock Exchange Group PLC	2,578	273,182
M&G PLC	14,393	35,039
Melrose Industries PLC	106,808	687,548
Mondi PLC	3,117	47,591
National Grid PLC	135,146	1,785,835
NatWest Group PLC	36,808	113,013
Next PLC	7,227	634,662
Ocado Group PLC†	3,713	26,825
Pearson PLC	4,137	43,598
Persimmon PLC	22,313	290,892
Phoenix Group Holdings PLC	4,816	32,551
Prudential PLC	99,336	1,400,870
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Reckitt Benckiser Group PLC	24,623	$ 1,849,195
RELX PLC	53,612	1,787,339
Rentokil Initial PLC	16,176	126,346
Rio Tinto PLC	7,226	459,064
Rolls-Royce Holdings PLC†	53,710	103,156
Sage Group PLC	6,575	77,238
Schroders PLC	5,174	28,783
Segro PLC	7,763	70,776
Severn Trent PLC	1,615	52,612
Shell PLC	43,954	1,308,668
Shell PLC (XAMS)	99,625	2,998,708
Shell PLC ADR	12,533	756,743
Smith & Nephew PLC	5,606	90,457
Smiths Group PLC	2,261	47,308
Spirax-Sarco Engineering PLC	474	62,435
SSE PLC	66,851	1,566,131
St. James's Place PLC	3,518	48,620
Standard Chartered PLC	54,790	477,830
Taylor Wimpey PLC	22,671	29,613
Tesco PLC	46,975	148,442
Unilever PLC	88,160	4,596,883
United Utilities Group PLC	4,377	53,453
Vodafone Group PLC	147,271	138,953
Vodafone Group PLC ADR	43,216	408,391
Whitbread PLC	19,033	819,052
Wise PLC, Class A†	3,946	32,927
		48,279,213
United States — 1.4%
Autoliv, Inc. SDR	5,672	483,092
Booking Holdings, Inc.†	364	982,920
Broadcom, Inc.	1,470	1,275,122
Liberty Media Corp.-Liberty Formula One, Series C†	7,154	538,553
Lululemon Athletica, Inc.†	2,136	808,476
MercadoLibre, Inc.†	244	289,043
		4,377,206
Total Common Stocks (cost $263,445,195)		307,205,837
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	8,154	11,251
Total Long-Term Investment Securities (cost $263,445,195)		307,217,088
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
3.84%, 09/07/2023(1)	$ 75,000	74,294
4.95%, 08/24/2023(1)	200,000	198,503
		272,797

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(2)	101,518	$ 101,518
T. Rowe Price Government Reserve Fund 5.13%(2)	104	104
		101,622
Total Short-Term Investments (cost $374,594)		374,419
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 06/30/2023, to be repurchased 07/03/2023 in the amount of $1,891,850 and collateralized by $1,907,300 of United States Treasury Notes, bearing interest at 4.00% due 02/28/2030 and having an approximate value of $1,929,463 (cost $1,891,610)	$1,891,610	1,891,610
TOTAL INVESTMENTS (cost $265,711,399)	98.8%	309,483,117
Other assets less liabilities	1.2	3,608,664
NET ASSETS	100.0%	$313,091,781
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $6,022,619 representing 1.9% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of June 30, 2023.
ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
29	Long	MSCI EAFE Index	September 2023	$3,138,808	$3,125,475	$(13,333)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	10.6%
Pharmaceuticals	10.3
Semiconductors	5.9
Insurance	5.7
Food	4.3
Oil & Gas	4.0
Healthcare-Products	3.1
Auto Manufacturers	3.1
Telecommunications	2.9
Commercial Services	2.8
Mining	2.8
Electric	2.7
Chemicals	2.5
Machinery-Diversified	2.5
Cosmetics/Personal Care	2.5
Retail	2.4
Miscellaneous Manufacturing	2.0
Apparel	1.8

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Electrical Components & Equipment	1.7%
Software	1.6
Beverages	1.5
Internet	1.5
Distribution/Wholesale	1.5
Machinery-Construction & Mining	1.4
Home Furnishings	1.4
Electronics	1.4
Auto Parts & Equipment	1.3
Building Materials	1.3
Diversified Financial Services	1.2
Healthcare-Services	0.8
Computers	0.8
Aerospace/Defense	0.7
Household Products/Wares	0.6
Repurchase Agreements	0.6
Transportation	0.5
Energy-Alternate Sources	0.5
Entertainment	0.5
Agriculture	0.5
Biotechnology	0.5
Engineering & Construction	0.4
REITS	0.4
Real Estate	0.4
Home Builders	0.4
Food Service	0.4
Hand/Machine Tools	0.4
Private Equity	0.4
Investment Companies	0.3
Lodging	0.3
Media	0.3
Packaging & Containers	0.3
Advertising	0.2
Metal Fabricate/Hardware	0.2
Iron/Steel	0.2
Gas	0.1
Toys/Games/Hobbies	0.1
Short-Term Investments	0.1
Water	0.1
Office/Business Equipment	0.1
98.8%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$505,833	$—	$—	$505,833
Canada	4,644,476	—	—	4,644,476
Cayman Islands	543,892	1,426,351	—	1,970,243
India	1,045,918	516,129	—	1,562,047
Ireland	779,308	1,329,258	—	2,108,566
Israel	767,218	402,141	—	1,169,359
Luxembourg	569,150	461,128	—	1,030,278
Netherlands	1,146,108	15,983,553	—	17,129,661
Spain	31,573	6,992,599	—	7,024,172
Switzerland	876,249	29,686,368	—	30,562,617
United Kingdom	3,216,516	45,062,697	—	48,279,213
United States	3,894,114	483,092	—	4,377,206
Other Countries	—	186,842,166	—	186,842,166
Warrants	11,251	—	—	11,251
Short-Term Investments:
U.S. Government	—	272,797	—	272,797
Other Short-Term Investments	101,622	—	—	101,622
Repurchase Agreements	—	1,891,610	—	1,891,610
Total Investments at Value	$18,133,228	$291,349,889	$—	$309,483,117
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$13,333	$—	$—	$13,333
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.3%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 585,000	$ 492,863
Aerospace/Defense — 0.3%
Boeing Co.
3.38%, 06/15/2046	52,000	36,444
5.04%, 05/01/2027	695,000	686,499
5.15%, 05/01/2030	540,000	534,789
5.93%, 05/01/2060	104,000	103,000
L3Harris Technologies, Inc.
2.90%, 12/15/2029	190,000	164,428
Lockheed Martin Corp.
4.45%, 05/15/2028	66,000	65,057
Northrop Grumman Corp.
4.95%, 03/15/2053	40,000	38,968
5.15%, 05/01/2040	525,000	516,766
Raytheon Technologies Corp.
5.15%, 02/27/2033	320,000	324,374
5.38%, 02/27/2053	159,000	165,105
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	35,000	34,584
		2,670,014
Agriculture — 0.5%
BAT Capital Corp.
4.76%, 09/06/2049	50,000	37,746
5.65%, 03/16/2052	125,000	108,592
Philip Morris International, Inc.
4.88%, 02/15/2028	595,000	585,909
5.13%, 11/17/2027 to 02/15/2030	1,035,000	1,032,440
5.38%, 02/15/2033	1,565,000	1,561,552
5.63%, 11/17/2029	310,000	315,869
Reynolds American, Inc.
5.70%, 08/15/2035	90,000	84,585
		3,726,693
Airlines — 0.0%
American Airlines, Inc.
7.25%, 02/15/2028*	32,000	31,810
11.75%, 07/15/2025*	40,000	43,861
British Airways Pass Through Trust
2.90%, 09/15/2036*	94,521	77,878
United Airlines, Inc.
4.63%, 04/15/2029*	54,000	49,203
		202,752
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	151,000	146,520
Auto Manufacturers — 0.1%
Ford Motor Co.
3.25%, 02/12/2032	130,000	102,269
4.75%, 01/15/2043	33,000	25,371
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	270,000	230,738
General Motors Co.
5.40%, 10/15/2029	66,000	64,353
General Motors Financial Co., Inc.
2.70%, 06/10/2031	65,000	51,844
2.75%, 06/20/2025	71,000	66,884
3.60%, 06/21/2030	390,000	336,951
5.80%, 06/23/2028	59,000	58,775
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Hyundai Capital America
5.80%, 06/26/2025*	$ 41,000	$ 40,921
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028*	150,000	148,007
		1,126,113
Banks — 6.5%
Banco Santander SA
3.89%, 05/24/2024	200,000	196,082
Bank of America Corp.
0.98%, 09/25/2025	146,000	137,170
1.66%, 03/11/2027	1,005,000	904,380
1.90%, 07/23/2031	125,000	99,544
1.92%, 10/24/2031	260,000	205,809
2.46%, 10/22/2025	299,000	285,486
2.57%, 10/20/2032	900,000	733,050
2.69%, 04/22/2032	1,120,000	928,196
3.31%, 04/22/2042	98,000	74,671
3.38%, 04/02/2026	65,000	62,303
3.85%, 03/08/2037	172,000	147,081
3.95%, 01/23/2049	595,000	482,379
4.08%, 04/23/2040	138,000	118,536
4.08%, 03/20/2051	616,000	510,733
4.18%, 11/25/2027	60,000	56,998
4.38%, 04/27/2028	510,000	489,592
4.57%, 04/27/2033	40,000	37,610
4.95%, 07/22/2028	350,000	343,712
5.20%, 04/25/2029	850,000	840,711
6.11%, 01/29/2037	119,000	125,499
Bank of Montreal
3.70%, 06/07/2025	32,000	30,891
Bank of Nova Scotia
4.59%, 05/04/2037	139,000	119,777
BankUnited, Inc.
4.88%, 11/17/2025	146,000	134,849
5.13%, 06/11/2030	269,000	205,493
Barclays PLC
3.56%, 09/23/2035	208,000	164,593
5.75%, 08/09/2033	235,000	227,279
6.22%, 05/09/2034	680,000	677,304
7.12%, 06/27/2034	700,000	699,721
7.39%, 11/02/2028	465,000	484,347
BNP Paribas SA
1.32%, 01/13/2027*	370,000	328,109
1.68%, 06/30/2027*	200,000	176,289
2.16%, 09/15/2029*	235,000	195,695
4.38%, 03/01/2033*	690,000	624,372
5.13%, 01/13/2029*	745,000	728,989
Citigroup, Inc.
1.28%, 11/03/2025	430,000	402,812
2.57%, 06/03/2031	32,000	26,698
2.90%, 11/03/2042	28,000	19,824
3.67%, 07/24/2028	34,000	31,786
4.45%, 09/29/2027	169,000	161,366
5.61%, 09/29/2026	97,000	96,868
5.88%, 02/22/2033	116,000	117,485
6.00%, 10/31/2033	316,000	324,704
6.17%, 05/25/2034	870,000	877,580
Citizens Financial Group, Inc.
2.64%, 09/30/2032	282,000	199,321
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	286,000	255,471

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Credit Agricole SA
5.51%, 07/05/2033*	$ 250,000	$ 251,494
5.59%, 07/05/2026*	250,000	249,634
Credit Suisse AG
7.50%, 02/15/2028	290,000	308,041
Danske Bank A/S
0.98%, 09/10/2025*	200,000	186,604
1.62%, 09/11/2026*	340,000	304,976
Deutsche Bank AG
2.13%, 11/24/2026	320,000	284,711
2.31%, 11/16/2027	1,015,000	872,227
3.74%, 01/07/2033	200,000	146,674
6.72%, 01/18/2029	255,000	255,363
7.08%, 02/10/2034	200,000	185,007
First Horizon Bank
5.75%, 05/01/2030	250,000	217,107
Goldman Sachs Group, Inc.
0.93%, 10/21/2024	350,000	344,080
1.54%, 09/10/2027	129,000	113,378
1.99%, 01/27/2032	210,000	165,317
2.38%, 07/21/2032	1,308,000	1,047,707
2.62%, 04/22/2032	1,465,000	1,201,475
3.21%, 04/22/2042	82,000	60,583
4.22%, 05/01/2029	89,000	84,060
4.41%, 04/23/2039	210,000	183,249
4.48%, 08/23/2028	855,000	826,628
5.70%, 11/01/2024	96,000	95,839
6.75%, 10/01/2037	211,000	226,940
HSBC Holdings PLC
2.25%, 11/22/2027	200,000	177,462
4.76%, 03/29/2033	595,000	536,977
5.21%, 08/11/2028	850,000	831,100
5.40%, 08/11/2033	1,055,000	1,031,437
6.16%, 03/09/2029	350,000	352,979
6.33%, 03/09/2044	830,000	860,389
6.55%, 06/20/2034	905,000	901,487
8.11%, 11/03/2033	200,000	222,022
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	215,000	141,594
6.63%, 06/20/2033*	595,000	592,817
JPMorgan Chase & Co.
2.01%, 03/13/2026	350,000	328,724
2.07%, 06/01/2029	82,000	70,326
2.53%, 11/19/2041	330,000	226,996
2.55%, 11/08/2032	1,068,000	875,038
3.11%, 04/22/2041	230,000	174,555
3.51%, 01/23/2029	1,230,000	1,136,984
3.54%, 05/01/2028	152,000	142,097
3.70%, 05/06/2030	400,000	366,571
3.96%, 01/29/2027	840,000	807,628
4.85%, 07/25/2028	325,000	320,646
4.91%, 07/25/2033	37,000	36,155
6.13%, 04/30/2024(1)	127,000	126,111
M&T Bank Corp.
5.05%, 01/27/2034	2,400,000	2,191,965
Mitsubishi UFJ Financial Group, Inc.
4.79%, 07/18/2025	200,000	197,129
Mizuho Financial Group, Inc.
5.78%, 07/06/2029	200,000	200,493
Morgan Stanley
1.16%, 10/21/2025	59,000	55,143
Security Description	Shares or Principal Amount	Value

Banks (continued)
1.51%, 07/20/2027	$ 168,000	$ 148,843
1.79%, 02/13/2032	1,055,000	818,360
1.93%, 04/28/2032	410,000	320,058
2.24%, 07/21/2032	700,000	556,350
2.48%, 01/21/2028	900,000	812,191
2.48%, 09/16/2036	17,000	12,899
2.51%, 10/20/2032	220,000	177,698
2.70%, 01/22/2031	820,000	697,405
3.22%, 04/22/2042	96,000	72,797
3.59%, 07/22/2028	248,000	228,827
3.62%, 04/01/2031	31,000	27,934
4.43%, 01/23/2030	270,000	256,888
4.68%, 07/17/2026	425,000	417,047
5.16%, 04/20/2029	1,015,000	1,002,603
5.30%, 04/20/2037	104,000	98,404
NatWest Group PLC
3.03%, 11/28/2035	200,000	153,444
Regions Financial Corp.
7.38%, 12/10/2037	154,000	166,404
Signature Bank
4.00%, 10/15/2030	166,000	2,905
Societe Generale SA
6.22%, 06/15/2033*	1,455,000	1,354,493
Standard Chartered PLC
7.77%, 11/16/2028*	480,000	509,208
Swedbank AB
1.54%, 11/16/2026*	254,000	222,524
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	128,000	92,870
Truist Financial Corp.
4.26%, 07/28/2026	71,000	68,239
UBS Group AG
1.49%, 08/10/2027*	200,000	171,766
2.75%, 02/11/2033*	215,000	167,460
3.09%, 05/14/2032*	250,000	202,231
4.28%, 01/09/2028*	945,000	873,372
4.75%, 05/12/2028*	350,000	331,712
6.44%, 08/11/2028*	370,000	371,369
6.54%, 08/12/2033*	725,000	742,699
US Bancorp
2.22%, 01/27/2028	62,000	54,963
2.49%, 11/03/2036	265,000	193,844
Valley National Bancorp
3.00%, 06/15/2031	175,000	137,977
Wells Fargo & Co.
2.39%, 06/02/2028	44,000	39,210
3.00%, 10/23/2026	935,000	867,927
3.07%, 04/30/2041	76,000	55,899
3.35%, 03/02/2033	900,000	770,268
3.91%, 04/25/2026	340,000	328,706
4.30%, 07/22/2027	342,000	328,076
4.81%, 07/25/2028	725,000	708,632
4.90%, 07/25/2033	908,000	870,965
5.39%, 04/24/2034	335,000	332,861
5.61%, 01/15/2044	57,000	54,721
Zions Bancorp NA
3.25%, 10/29/2029	250,000	183,491
		50,613,624
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	158,000	151,015

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	$ 100,000	$ 99,135
5.40%, 06/15/2033*	415,000	411,331
Brown-Forman Corp.
4.75%, 04/15/2033	44,000	44,165
Constellation Brands, Inc.
4.35%, 05/09/2027	37,000	36,079
PepsiCo, Inc.
3.60%, 02/18/2028	50,000	48,114
3.90%, 07/18/2032	56,000	53,838
4.00%, 03/05/2042	24,000	21,524
		865,201
Biotechnology — 0.5%
Amgen, Inc.
2.80%, 08/15/2041	114,000	80,546
3.15%, 02/21/2040	47,000	35,942
4.40%, 05/01/2045	24,000	20,787
5.25%, 03/02/2030 to 03/02/2033	1,190,000	1,191,662
5.65%, 03/02/2053	74,000	74,940
5.75%, 03/02/2063	293,000	297,230
CSL Finance PLC
4.05%, 04/27/2029*	560,000	531,342
4.75%, 04/27/2052*	44,000	40,973
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/2050	32,000	20,606
Royalty Pharma PLC
2.15%, 09/02/2031	694,000	544,008
2.20%, 09/02/2030	945,000	759,669
3.35%, 09/02/2051	285,000	183,608
		3,781,313
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	696,586
Carrier Global Corp.
3.38%, 04/05/2040	98,000	75,232
PGT Innovations, Inc.
4.38%, 10/01/2029*	18,000	16,790
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	20,931
4.38%, 07/15/2030*	710,000	614,929
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	29,000	29,361
		1,453,829
Chemicals — 0.2%
Albemarle Corp.
5.05%, 06/01/2032	62,000	60,029
5.65%, 06/01/2052	51,000	48,530
Celanese US Holdings LLC
5.90%, 07/05/2024	87,000	86,815
6.17%, 07/15/2027	765,000	761,043
CF Industries, Inc.
5.38%, 03/15/2044	99,000	90,145
Eastman Chemical Co.
5.75%, 03/08/2033	68,000	67,918
Ecolab, Inc.
2.70%, 12/15/2051	97,000	64,299
5.25%, 01/15/2028	62,000	62,977
FMC Corp.
5.15%, 05/18/2026	29,000	28,529
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Methanex Corp.
5.13%, 10/15/2027	$ 27,000	$ 25,136
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	32,760
Nutrien, Ltd.
5.80%, 03/27/2053	50,000	50,168
5.95%, 11/07/2025	45,000	45,270
RPM International, Inc.
2.95%, 01/15/2032	35,000	27,687
4.55%, 03/01/2029	81,000	75,882
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	36,000	16,650
Westlake Corp.
3.38%, 08/15/2061	86,000	52,270
		1,596,108
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	30,000	30,107
Commercial Services — 0.5%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	940,157
5.50%, 08/11/2032*	400,000	386,745
5.55%, 05/30/2033*	200,000	194,957
Deluxe Corp.
8.00%, 06/01/2029*	40,000	31,320
Ford Foundation
2.82%, 06/01/2070	85,000	52,558
Garda World Security Corp.
6.00%, 06/01/2029*	40,000	32,778
9.50%, 11/01/2027*	15,000	14,491
Howard University
2.29%, 10/01/2026	100,000	90,653
2.70%, 10/01/2029	250,000	212,694
2.80%, 10/01/2030	100,000	83,707
2.90%, 10/01/2031	100,000	82,136
3.48%, 10/01/2041	95,000	71,503
Korn Ferry
4.63%, 12/15/2027*	19,000	17,853
Metis Merger Sub LLC
6.50%, 05/15/2029*	22,000	18,977
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	25,000	21,943
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*	9,000	7,075
PROG Holdings, Inc.
6.00%, 11/15/2029*	29,000	25,535
Quanta Services, Inc.
3.05%, 10/01/2041	55,000	38,167
S&P Global, Inc.
2.70%, 03/01/2029	90,000	81,003
Service Corp. International
3.38%, 08/15/2030	560,000	468,328
5.13%, 06/01/2029	724,000	682,167
Sotheby's
7.38%, 10/15/2027*	85,000	76,448
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	24,346
Triton Container International, Ltd.
2.05%, 04/15/2026*	216,000	188,553

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
3.15%, 06/15/2031*	$ 141,000	$ 108,484
Upbound Group, Inc.
6.38%, 02/15/2029*	40,000	35,500
		3,988,078
Computers — 0.2%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	45,000	36,597
Apple, Inc.
1.40%, 08/05/2028	156,000	134,650
2.65%, 05/11/2050	66,000	45,944
2.70%, 08/05/2051	37,000	25,772
3.95%, 08/08/2052	55,000	48,474
4.10%, 08/08/2062	46,000	40,266
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	762,000	689,199
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	104,000	73,339
8.10%, 07/15/2036	71,000	83,067
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	119,000	108,388
5.25%, 07/01/2028	114,000	112,903
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	14,000	10,505
Leidos, Inc.
4.38%, 05/15/2030	81,000	74,369
5.75%, 03/15/2033	47,000	46,692
McAfee Corp.
7.38%, 02/15/2030*	55,000	47,824
NCR Corp.
5.13%, 04/15/2029*	26,000	23,017
Seagate HDD Cayman
4.09%, 06/01/2029	20,000	17,598
		1,618,604
Cosmetics/Personal Care — 0.2%
Coty, Inc.
5.00%, 04/15/2026*	25,000	23,958
Edgewell Personal Care Co.
4.13%, 04/01/2029*	46,000	40,135
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	60,000	59,091
Haleon US Capital LLC
3.38%, 03/24/2029	250,000	227,155
3.63%, 03/24/2032	500,000	448,220
Kenvue, Inc.
5.05%, 03/22/2053*	165,000	168,405
5.10%, 03/22/2043*	250,000	254,025
Procter & Gamble Co.
3.95%, 01/26/2028	95,000	93,302
		1,314,291
Distribution/Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/2028*	365,000	363,813
Windsor Holdings III LLC
8.50%, 06/15/2030*	21,000	20,901
		384,714
Diversified Financial Services — 0.8%
AG Issuer LLC
6.25%, 03/01/2028*	63,000	59,992
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
American Express Co.
5.04%, 05/01/2034	$ 215,000	$ 210,296
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	35,000	30,348
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	24,000	23,742
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	39,000	38,227
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	27,600
Capital One Financial Corp.
1.88%, 11/02/2027	1,485,000	1,272,096
3.27%, 03/01/2030	230,000	195,288
5.25%, 07/26/2030	975,000	919,141
5.47%, 02/01/2029	130,000	124,535
5.82%, 02/01/2034	470,000	448,415
6.31%, 06/08/2029	120,000	119,192
6.38%, 06/08/2034	305,000	302,815
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	40,000	28,200
Curo Group Holdings Corp.
7.50%, 08/01/2028*	31,000	6,898
Enact Holdings, Inc.
6.50%, 08/15/2025*	37,000	36,346
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	61,000	59,542
goeasy, Ltd.
4.38%, 05/01/2026*	13,000	11,857
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	210,000	205,388
4.95%, 06/15/2052	83,000	78,740
5.20%, 06/15/2062	60,000	59,284
LFS Topco LLC
5.88%, 10/15/2026*	24,000	21,088
LPL Holdings, Inc.
4.00%, 03/15/2029*	59,000	51,762
Nasdaq, Inc.
5.35%, 06/28/2028	295,000	295,426
5.55%, 02/15/2034	275,000	276,082
5.95%, 08/15/2053	24,000	24,573
6.10%, 06/28/2063	129,000	131,909
NFP Corp.
4.88%, 08/15/2028*	17,000	15,184
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	17,000	14,288
Synchrony Financial
2.88%, 10/28/2031	380,000	275,912
4.50%, 07/23/2025	416,000	392,175
7.25%, 02/02/2033	590,000	531,338
USAA Capital Corp.
3.38%, 05/01/2025*	150,000	144,060
		6,431,739
Electric — 4.6%
AES Corp.
2.45%, 01/15/2031	136,000	109,927
3.30%, 07/15/2025*	530,000	500,499
5.45%, 06/01/2028	60,000	58,916
Alabama Power Co.
3.45%, 10/01/2049	595,000	435,086
4.15%, 08/15/2044	445,000	370,880

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
American Electric Power Co., Inc.
5.63%, 03/01/2033	$ 84,000	$ 85,399
5.70%, 08/15/2025	68,000	67,540
Avangrid, Inc.
3.20%, 04/15/2025	256,000	243,380
Baltimore Gas and Electric Co.
5.40%, 06/01/2053	47,000	47,747
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	415,000	355,562
Calpine Corp.
3.75%, 03/01/2031*	48,000	38,885
5.00%, 02/01/2031*	31,000	25,639
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	595,000	504,659
4.97%, 05/01/2046	35,000	29,443
CMS Energy Corp.
3.75%, 12/01/2050	55,000	42,449
4.75%, 06/01/2050	75,000	64,480
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	339,641
3.95%, 04/01/2050	70,000	57,202
4.45%, 03/15/2044	36,000	31,598
Dominion Energy, Inc.
3.38%, 04/01/2030	93,000	83,184
5.38%, 11/15/2032	2,082,000	2,089,126
5.75%, 10/01/2054	80,000	76,537
6.30%, 03/15/2033	35,000	37,150
DTE Electric Co.
3.95%, 03/01/2049	108,000	88,739
DTE Energy Co.
4.88%, 06/01/2028	88,000	86,076
Duke Energy Carolinas LLC
3.55%, 03/15/2052	33,000	25,148
4.00%, 09/30/2042	145,000	120,233
5.40%, 01/15/2054	23,000	23,433
6.00%, 01/15/2038	40,000	41,896
6.10%, 06/01/2037	10,000	10,479
Duke Energy Corp.
2.55%, 06/15/2031	1,475,000	1,215,370
4.50%, 08/15/2032	535,000	504,391
5.00%, 08/15/2052	180,000	164,545
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	37,035
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	431,068
4.90%, 07/15/2043	135,000	128,495
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	25,000	25,178
5.65%, 04/01/2053	24,000	24,598
Duke Energy Progress LLC
4.00%, 04/01/2052	260,000	210,494
4.15%, 12/01/2044	900,000	746,382
Edison International
5.25%, 11/15/2028	135,000	131,367
6.95%, 11/15/2029	635,000	667,942
Electricite de France SA
6.25%, 05/23/2033*	695,000	706,523
Emera US Finance LP
4.75%, 06/15/2046	109,000	88,421
Emera, Inc.
6.75%, 06/15/2076	1,180,000	1,141,036
Security Description	Shares or Principal Amount	Value

Electric (continued)
Enel Finance International NV
5.00%, 06/15/2032*	$ 725,000	$ 685,340
Entergy Mississippi LLC
3.50%, 06/01/2051	46,000	33,746
Entergy Texas, Inc.
4.50%, 03/30/2039	124,000	111,405
5.00%, 09/15/2052	26,000	24,287
Evergy, Inc.
2.90%, 09/15/2029	745,000	650,079
Eversource Energy
5.13%, 05/15/2033	365,000	359,707
5.45%, 03/01/2028	195,000	196,308
Exelon Corp.
5.60%, 03/15/2053	60,000	60,452
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	106,000	88,428
Florida Power & Light Co.
5.10%, 04/01/2033	295,000	299,342
Georgia Power Co.
3.25%, 03/15/2051	109,000	76,806
4.30%, 03/15/2042	300,000	258,567
4.70%, 05/15/2032	270,000	260,981
4.75%, 09/01/2040	195,000	178,885
Indiana Michigan Power Co.
5.63%, 04/01/2053	27,000	27,706
Interstate Power & Light Co.
3.50%, 09/30/2049	80,000	58,180
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	185,296
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	925,000	894,304
Kentucky Utilities Co.
5.45%, 04/15/2033	365,000	371,718
Liberty Utilities Finance GP
2.05%, 09/15/2030*	66,000	51,276
Louisville Gas & Electric Co.
5.45%, 04/15/2033	345,000	351,321
Metropolitan Edison Co.
5.20%, 04/01/2028*	101,000	99,971
National Grid PLC
5.60%, 06/12/2028	145,000	145,607
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	241,000	238,257
5.80%, 01/15/2033	455,000	475,752
8.21%, 04/30/2043	71,000	68,842
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	195,000	162,185
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	1,185,000	1,158,702
5.00%, 02/28/2030 to 07/15/2032	1,050,000	1,036,314
6.05%, 03/01/2025	161,000	161,605
NRG Energy, Inc.
2.45%, 12/02/2027*	585,000	492,984
3.63%, 02/15/2031*	75,000	58,548
Oglethorpe Power Corp.
4.50%, 04/01/2047	330,000	272,595
Ohio Power Co.
5.00%, 06/01/2033	33,000	32,374
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	24,000	24,333

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	$ 59,000	$ 56,011
Pacific Gas & Electric Co.
2.10%, 08/01/2027	230,000	196,462
2.50%, 02/01/2031	1,585,000	1,240,871
3.50%, 08/01/2050	110,000	69,972
3.95%, 12/01/2047	105,000	71,507
4.30%, 03/15/2045	99,000	70,635
4.40%, 03/01/2032	450,000	389,686
4.50%, 07/01/2040	40,000	31,097
4.55%, 07/01/2030	630,000	570,166
4.95%, 06/08/2025 to 07/01/2050	1,973,000	1,561,014
5.25%, 03/01/2052	271,000	220,088
5.90%, 06/15/2032	805,000	774,735
6.10%, 01/15/2029	290,000	285,335
6.15%, 01/15/2033	630,000	616,172
6.40%, 06/15/2033	810,000	805,566
PacifiCorp
4.13%, 01/15/2049	122,000	94,555
5.50%, 05/15/2054	85,000	79,747
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	65,000	59,367
PPL Capital Funding, Inc.
4.13%, 04/15/2030	175,000	162,158
Public Service Co. of Colorado
2.70%, 01/15/2051	179,000	113,284
3.70%, 06/15/2028	131,000	124,306
4.10%, 06/15/2048	91,000	74,746
Public Service Co. of Oklahoma
2.20%, 08/15/2031	94,000	75,952
Puget Energy, Inc.
3.65%, 05/15/2025	1,840,000	1,759,046
Sempra Energy
3.40%, 02/01/2028	820,000	754,727
Southern California Edison Co.
2.75%, 02/01/2032	320,000	267,623
2.85%, 08/01/2029	55,000	48,051
5.30%, 03/01/2028	290,000	289,968
5.85%, 11/01/2027	532,000	544,012
Southern Co.
3.70%, 04/30/2030	200,000	183,365
4.48%, 08/01/2024(2)	83,000	81,484
5.20%, 06/15/2033	540,000	535,604
Southwestern Electric Power Co.
5.30%, 04/01/2033	803,000	792,559
Union Electric Co.
2.95%, 06/15/2027	34,000	31,640
3.90%, 04/01/2052	47,000	38,329
Virginia Electric & Power Co.
5.00%, 04/01/2033	605,000	597,936
Vistra Operations Co. LLC
5.00%, 07/31/2027*	70,000	65,521
Wisconsin Power & Light Co.
4.95%, 04/01/2033	30,000	29,671
Xcel Energy, Inc.
4.60%, 06/01/2032	335,000	316,342
		36,045,291
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	32,000	27,574
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
EnerSys
4.38%, 12/15/2027*	$ 44,000	$ 40,502
		68,076
Electronics — 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	104,000	85,109
Honeywell International, Inc.
1.75%, 09/01/2031	79,000	63,338
4.25%, 01/15/2029	62,000	60,345
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	26,091
Jabil, Inc.
5.45%, 02/01/2029	29,000	28,776
Trimble, Inc.
4.90%, 06/15/2028	39,000	38,063
6.10%, 03/15/2033	41,000	41,542
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	33,999
Vontier Corp.
2.95%, 04/01/2031	123,000	98,335
		475,598
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	549,550
FS Luxembourg SARL
10.00%, 12/15/2025*	200,000	204,959
Greenko Wind Projects Mauritius, Ltd.
5.50%, 04/06/2025	295,000	281,985
		1,036,494
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	924,011	850,090
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	32,000	31,395
VM Consolidated, Inc.
5.50%, 04/15/2029*	30,000	27,674
		909,159
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	41,000	28,828
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	28,000	27,870
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	1,000	880
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	90,000	80,557
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	792,000	763,903
5.05%, 03/15/2042	31,000	26,129
5.14%, 03/15/2052	1,951,000	1,588,598
5.39%, 03/15/2062	41,000	33,414
6.41%, 03/15/2026	90,000	90,074
		2,640,253
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,125,095

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
Covanta Holding Corp.
5.00%, 09/01/2030	$ 48,000	$ 40,710
Enviri Corp.
5.75%, 07/31/2027*	41,000	35,684
Republic Services, Inc.
5.00%, 04/01/2034	72,000	71,838
Waste Connections, Inc.
2.20%, 01/15/2032	124,000	100,003
4.25%, 12/01/2028	46,000	44,256
Waste Management, Inc.
4.63%, 02/15/2030	28,000	27,586
		1,445,172
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/2028*	70,000	70,116
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	47,740
Conagra Brands, Inc.
7.00%, 10/01/2028	118,000	125,888
General Mills, Inc.
4.95%, 03/29/2033	226,000	223,981
5.24%, 11/18/2025	41,000	41,005
Hershey Co.
4.25%, 05/04/2028	30,000	29,682
Hormel Foods Corp.
0.65%, 06/03/2024	116,000	110,929
Kraft Heinz Foods Co.
4.38%, 06/01/2046	190,000	161,472
4.88%, 10/01/2049	45,000	41,061
Kroger Co.
3.88%, 10/15/2046	23,000	17,666
Mars, Inc.
4.65%, 04/20/2031*	62,000	61,565
McCormick & Co., Inc.
4.95%, 04/15/2033	33,000	32,392
NBM US Holdings, Inc.
7.00%, 05/14/2026*	675,000	654,710
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	27,943
Post Holdings, Inc.
4.50%, 09/15/2031*	28,000	23,913
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	19,000	15,223
Smithfield Foods, Inc.
4.25%, 02/01/2027*	83,000	76,488
5.20%, 04/01/2029*	72,000	66,349
Sysco Corp.
4.45%, 03/15/2048	185,000	158,246
4.50%, 04/01/2046	103,000	87,326
5.95%, 04/01/2030	25,000	26,171
6.60%, 04/01/2050	39,000	44,454
		2,144,320
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
0.95%, 05/15/2026*	319,000	282,009
Security Description	Shares or Principal Amount	Value

Forest Products & Paper (continued)
Glatfelter Corp.
4.75%, 11/15/2029*	$ 29,000	$ 18,974
		300,983
Gas — 0.5%
Atmos Energy Corp.
5.75%, 10/15/2052	76,000	80,437
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	587,335
KeySpan Gas East Corp.
5.99%, 03/06/2033*	664,000	669,154
NiSource, Inc.
3.49%, 05/15/2027	270,000	254,031
3.60%, 05/01/2030	1,034,000	931,199
5.25%, 03/30/2028	175,000	174,862
5.40%, 06/30/2033	527,000	527,352
Southern California Gas Co.
5.20%, 06/01/2033	680,000	670,973
Spire Missouri, Inc.
4.80%, 02/15/2033	41,000	40,325
		3,935,668
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	1,105,000	1,096,942
6.30%, 02/15/2030*	785,000	782,677
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	167,000	127,485
		2,007,104
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	247,967
3.00%, 09/23/2029*	560,000	494,176
5.38%, 12/06/2032*	200,000	202,664
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	101,225
5.86%, 03/15/2030	160,000	164,213
5.91%, 11/22/2032	435,000	455,087
Medline Borrower LP
3.88%, 04/01/2029*	32,000	27,810
5.25%, 10/01/2029*	20,000	17,354
STERIS PLC
3.75%, 03/15/2051	154,000	115,553
		1,826,049
Healthcare-Services — 0.9%
Centene Corp.
2.45%, 07/15/2028	510,000	435,926
4.63%, 12/15/2029	870,000	800,780
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	43,000	37,893
CommonSpirit Health
3.35%, 10/01/2029	350,000	307,913
DaVita, Inc.
4.63%, 06/01/2030*	37,000	31,764
Elevance Health, Inc.
2.88%, 09/15/2029	70,000	61,684
6.10%, 10/15/2052	35,000	38,342
HCA, Inc.
3.38%, 03/15/2029*	37,000	32,899
3.50%, 09/01/2030 to 07/15/2051	226,000	179,629
4.63%, 03/15/2052*	99,000	81,353

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Humana, Inc.
1.35%, 02/03/2027	$ 92,000	$ 80,047
3.70%, 03/23/2029	905,000	828,867
5.50%, 03/15/2053	24,000	23,902
5.88%, 03/01/2033	265,000	275,389
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	143,243
3.00%, 06/01/2051	430,000	301,020
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	36,000	27,856
Roche Holdings, Inc.
2.13%, 03/10/2025*	239,000	227,054
Select Medical Corp.
6.25%, 08/15/2026*	48,000	47,176
Sutter Health
3.36%, 08/15/2050	90,000	64,592
UnitedHealth Group, Inc.
1.25%, 01/15/2026	135,000	123,333
2.75%, 05/15/2040	430,000	319,435
3.50%, 08/15/2039	490,000	410,976
4.00%, 05/15/2029	720,000	688,072
4.20%, 05/15/2032	365,000	348,451
4.95%, 05/15/2062	142,000	136,514
5.15%, 10/15/2025	84,000	84,233
5.25%, 02/15/2028	64,000	65,250
5.30%, 02/15/2030	345,000	353,454
5.35%, 02/15/2033	305,000	316,927
5.88%, 02/15/2053	210,000	233,253
6.05%, 02/15/2063	118,000	133,431
		7,240,658
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	21,612
5.25%, 12/15/2027*	14,000	13,047
		34,659
Insurance — 0.8%
Americo Life, Inc.
3.45%, 04/15/2031*	72,000	55,248
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	105,151
5.35%, 02/28/2033	215,000	216,566
Athene Global Funding
1.73%, 10/02/2026*	161,000	138,776
2.65%, 10/04/2031*	2,075,000	1,570,753
Athene Holding, Ltd.
3.45%, 05/15/2052	31,000	18,857
Enstar Group, Ltd.
3.10%, 09/01/2031	90,000	70,575
4.95%, 06/01/2029	182,000	169,482
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	125,000	108,961
1.80%, 03/08/2028*	1,225,000	1,033,114
F&G Annuities & Life, Inc.
7.40%, 01/13/2028*	63,000	62,919
F&G Global Funding
0.90%, 09/20/2024*	105,000	97,635
2.30%, 04/11/2027*	124,000	109,548
HUB International, Ltd.
7.25%, 06/15/2030*	20,000	20,652
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	$ 33,000	$ 33,667
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	184,000	115,748
Marsh & McLennan Cos., Inc.
4.05%, 10/15/2023	525,000	520,172
4.75%, 03/15/2039	435,000	409,932
New York Life Global Funding
4.85%, 01/09/2028*	46,000	45,565
NMI Holdings, Inc.
7.38%, 06/01/2025*	25,000	25,263
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	200,000	185,944
Principal Life Global Funding II
0.50%, 01/08/2024*	67,000	65,178
Prudential Financial, Inc.
5.70%, 09/15/2048	59,000	56,952
Prudential Funding Asia PLC
3.13%, 04/14/2030	30,000	26,331
Ryan Specialty LLC
4.38%, 02/01/2030*	16,000	14,163
SBL Holdings, Inc.
5.00%, 02/18/2031*	85,000	65,826
Security Benefit Global Funding
1.25%, 05/17/2024*	68,000	64,463
Unum Group
4.50%, 12/15/2049	440,000	337,703
Willis North America, Inc.
3.60%, 05/15/2024	660,000	643,961
4.65%, 06/15/2027	109,000	105,862
		6,494,967
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	77,000	73,330
3.60%, 04/13/2032	29,000	27,038
4.10%, 04/13/2062	128,000	110,202
4.65%, 12/01/2029	55,000	55,139
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	45,000	43,538
Expedia Group, Inc.
2.95%, 03/15/2031	35,000	29,493
Gen Digital, Inc.
5.00%, 04/15/2025*	745,000	729,620
6.75%, 09/30/2027*	283,000	282,203
7.13%, 09/30/2030*	26,000	26,044
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	891,100
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	17,801
ION Trading Technologies SARL
5.75%, 05/15/2028*	200,000	172,642
Meta Platforms, Inc.
4.80%, 05/15/2030	465,000	465,340
		2,923,490
Iron/Steel — 0.2%
ArcelorMittal SA
6.80%, 11/29/2032	930,000	954,791
ATI, Inc.
4.88%, 10/01/2029	28,000	25,205

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	$ 19,000	$ 16,271
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	14,979
8.13%, 05/01/2027*	2,000	2,000
8.50%, 05/01/2030*	18,000	18,071
Nucor Corp.
4.30%, 05/23/2027	69,000	66,920
Vale Overseas, Ltd.
6.13%, 06/12/2033	630,000	631,128
		1,729,365
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	117,000	107,709
6.00%, 05/01/2029*	12,000	10,714
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028*	97,000	97,030
NCL Corp., Ltd.
3.63%, 12/15/2024*	105,000	101,040
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	93,000	85,369
		401,862
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	69,000	57,887
5.00%, 06/01/2029*	33,000	29,286
Hyatt Hotels Corp.
5.75%, 01/30/2027	39,000	38,900
Marriott International, Inc.
2.85%, 04/15/2031	178,000	149,662
3.50%, 10/15/2032	154,000	133,010
4.90%, 04/15/2029	29,000	28,215
Travel & Leisure Co.
6.00%, 04/01/2027	26,000	25,238
		462,198
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	60,000	54,152
3.60%, 08/12/2027	31,000	29,841
4.35%, 05/15/2026	23,000	22,642
4.80%, 01/06/2026	75,000	74,836
5.40%, 03/10/2025	88,000	88,155
		269,626
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
4.20%, 01/15/2024	196,000	194,050
5.45%, 10/14/2025	30,000	29,793
John Deere Capital Corp.
1.30%, 10/13/2026	56,000	49,707
3.40%, 06/06/2025	135,000	130,718
4.75%, 01/20/2028	93,000	92,922
4.95%, 06/06/2025	55,000	54,894
nVent Finance SARL
2.75%, 11/15/2031	96,000	76,412
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 660,000	$ 569,010
		1,197,506
Media — 1.5%
Belo Corp.
7.75%, 06/01/2027	52,000	51,480
Block Communications, Inc.
4.88%, 03/01/2028*	36,000	29,790
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	54,000	44,965
5.00%, 02/01/2028*	36,000	32,799
5.50%, 05/01/2026*	14,000	13,650
6.38%, 09/01/2029*	40,000	37,686
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	212,000	142,369
3.85%, 04/01/2061	65,000	39,314
3.90%, 06/01/2052	315,000	206,125
4.80%, 03/01/2050	77,000	58,096
5.05%, 03/30/2029	190,000	181,178
5.13%, 07/01/2049	260,000	204,548
5.38%, 04/01/2038 to 05/01/2047	1,537,000	1,270,846
6.38%, 10/23/2035	62,000	60,430
6.48%, 10/23/2045	1,845,000	1,734,518
Comcast Corp.
2.89%, 11/01/2051	205,000	137,444
3.20%, 07/15/2036	895,000	734,227
3.25%, 11/01/2039	320,000	253,832
3.40%, 07/15/2046	85,000	64,507
3.75%, 04/01/2040	5,000	4,213
4.15%, 10/15/2028	77,000	74,604
4.60%, 10/15/2038	90,000	83,805
5.25%, 11/07/2025	31,000	31,167
5.50%, 05/15/2064	197,000	199,773
7.05%, 03/15/2033	179,000	206,395
Cox Communications, Inc.
2.60%, 06/15/2031*	440,000	359,146
3.15%, 08/15/2024*	304,000	293,716
5.45%, 09/15/2028*	58,000	57,948
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	94,434
Discovery Communications LLC
3.63%, 05/15/2030	285,000	249,996
3.95%, 06/15/2025	509,000	488,490
4.00%, 09/15/2055	617,000	410,091
5.20%, 09/20/2047	171,000	139,951
5.30%, 05/15/2049	1,384,000	1,146,875
Paramount Global
4.20%, 06/01/2029 to 05/19/2032	1,105,000	935,923
4.38%, 03/15/2043	392,000	276,550
4.60%, 01/15/2045	28,000	19,850
4.95%, 01/15/2031	750,000	675,972
5.25%, 04/01/2044	545,000	413,898
5.85%, 09/01/2043	166,000	141,463
6.38%, 03/30/2062	25,000	20,855
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	40,000	34,755
Time Warner Cable LLC
6.55%, 05/01/2037	122,000	116,958

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Univision Communications, Inc.
6.63%, 06/01/2027*	$ 35,000	$ 33,829
7.38%, 06/30/2030*	17,000	16,186
		11,824,647
Mining — 0.2%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,010,000	833,131
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	47,000	43,769
Glencore Funding LLC
5.70%, 05/08/2033*	545,000	540,735
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	15,000	13,967
6.13%, 04/01/2029*	26,000	23,940
South32 Treasury, Ltd.
4.35%, 04/14/2032*	108,000	94,662
		1,550,204
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.25%, 09/15/2027	78,000	75,627
Multi-National — 0.1%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	182,195
International Bank for Reconstruction & Development
0.75%, 11/24/2027	213,000	182,879
3.13%, 11/20/2025	141,000	135,883
		500,957
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	230,000	206,512
3.25%, 02/15/2029	711,000	609,209
3.57%, 12/01/2031	200,000	168,764
4.13%, 05/01/2025	405,000	389,999
		1,374,484
Oil & Gas — 1.8%
Aker BP ASA
2.00%, 07/15/2026*	209,000	187,701
3.10%, 07/15/2031*	300,000	248,257
6.00%, 06/13/2033*	150,000	150,053
Antero Resources Corp.
5.38%, 03/01/2030*	20,000	18,515
Apache Corp.
4.38%, 10/15/2028	45,000	41,099
5.35%, 07/01/2049	179,000	139,173
BP Capital Markets America, Inc.
2.94%, 06/04/2051	790,000	539,105
3.00%, 02/24/2050	88,000	61,327
3.54%, 04/06/2027	156,000	148,939
4.81%, 02/13/2033	840,000	827,792
4.89%, 09/11/2033	623,000	616,567
BP Capital Markets PLC
4.88%, 03/22/2030(1)	61,000	55,449
Chevron Corp.
1.55%, 05/11/2025	96,000	89,954
Chevron USA, Inc.
4.20%, 10/15/2049	60,000	50,460
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Chord Energy Corp.
6.38%, 06/01/2026*	$ 24,000	$ 23,793
Civitas Resources, Inc.
5.00%, 10/15/2026*	67,000	63,172
8.38%, 07/01/2028*	10,000	10,113
8.75%, 07/01/2031*	30,000	30,414
Comstock Resources, Inc.
5.88%, 01/15/2030*	8,000	6,945
6.75%, 03/01/2029*	4,000	3,660
ConocoPhillips Co.
3.80%, 03/15/2052	25,000	20,237
4.03%, 03/15/2062	210,000	170,852
5.30%, 05/15/2053	57,000	57,978
Continental Resources, Inc.
2.88%, 04/01/2032*	215,000	165,185
5.75%, 01/15/2031*	275,000	261,431
Crescent Energy Finance LLC
7.25%, 05/01/2026*	35,000	32,848
Diamondback Energy, Inc.
4.40%, 03/24/2051	92,000	72,779
6.25%, 03/15/2033 to 03/15/2053	661,000	671,620
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	32,000	30,906
9.88%, 07/15/2031*	15,000	14,827
Ecopetrol SA
4.63%, 11/02/2031	1,945,000	1,501,509
8.63%, 01/19/2029	1,035,000	1,037,381
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	175,000	172,900
4.88%, 03/30/2026*	150,000	139,164
5.88%, 03/30/2031*	175,000	152,906
8.50%, 09/30/2033	175,000	174,563
EQT Corp.
3.63%, 05/15/2031*	133,000	114,392
Exxon Mobil Corp.
4.33%, 03/19/2050	90,000	81,539
Hess Corp.
6.00%, 01/15/2040	52,000	51,901
7.13%, 03/15/2033	74,000	80,719
7.30%, 08/15/2031	440,000	482,486
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	67,000	59,722
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	439,300
Marathon Oil Corp.
6.60%, 10/01/2037	696,000	693,933
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,031
Occidental Petroleum Corp.
4.40%, 04/15/2046	62,000	47,881
6.38%, 09/01/2028	76,000	77,258
Ovintiv, Inc.
6.25%, 07/15/2033	802,000	791,037
6.50%, 08/15/2034	165,000	165,355
6.63%, 08/15/2037	330,000	325,724
Pioneer Natural Resources Co.
5.10%, 03/29/2026	141,000	140,154
Rockcliff Energy II LLC
5.50%, 10/15/2029*	13,000	11,992
Shell International Finance BV
2.88%, 11/26/2041	195,000	145,751
3.00%, 11/26/2051	245,000	172,584

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
3.25%, 04/06/2050	$ 500,000	$ 371,942
Southwestern Energy Co.
5.38%, 02/01/2029	20,000	18,833
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	85,000	74,408
Valaris, Ltd.
8.38%, 04/30/2030*	25,000	25,084
Var Energi ASA
7.50%, 01/15/2028*	1,345,000	1,382,297
		13,762,897
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	14,083
6.88%, 04/01/2027*	25,000	24,000
Halliburton Co.
4.75%, 08/01/2043	61,000	53,397
4.85%, 11/15/2035	104,000	97,931
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	65,000	61,244
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	46,000	45,061
		295,716
Packaging & Containers — 0.3%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	57,000	56,307
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	53,000	43,412
4.00%, 05/17/2025	60,000	57,965
Ball Corp.
2.88%, 08/15/2030	13,000	10,792
4.00%, 11/15/2023	175,000	173,688
5.25%, 07/01/2025	9,000	8,922
6.00%, 06/15/2029	1,355,000	1,344,837
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	25,000	23,842
Crown Americas LLC
5.25%, 04/01/2030	29,000	27,579
LABL, Inc.
5.88%, 11/01/2028*	24,000	21,828
9.50%, 11/01/2028*	3,000	3,052
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	25,000	24,838
Sealed Air Corp.
5.00%, 04/15/2029*	6,000	5,583
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	8,000	7,941
Silgan Holdings, Inc.
4.13%, 02/01/2028	33,000	30,279
Sonoco Products Co.
1.80%, 02/01/2025	265,000	247,372
		2,088,237
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	145,000	126,246
4.25%, 11/21/2049	119,000	102,712
AmerisourceBergen Corp.
3.45%, 12/15/2027	30,000	28,087
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
4.25%, 03/01/2045	$ 16,000	$ 13,200
4.30%, 12/15/2047	52,000	44,380
Astrazeneca Finance LLC
4.88%, 03/03/2028	91,000	90,948
4.90%, 03/03/2030	96,000	96,180
Becton Dickinson & Co.
4.30%, 08/22/2032	36,000	34,148
4.69%, 02/13/2028	91,000	89,764
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	92,000	83,592
3.90%, 02/20/2028	91,000	88,345
Cardinal Health, Inc.
4.60%, 03/15/2043	146,000	122,463
Cigna Group
3.40%, 03/15/2050	139,000	101,576
3.88%, 10/15/2047	34,000	26,825
5.40%, 03/15/2033	500,000	508,817
CVS Health Corp.
4.78%, 03/25/2038	205,000	189,189
5.13%, 02/21/2030 to 07/20/2045	758,000	750,523
5.25%, 01/30/2031	255,000	254,200
6.00%, 06/01/2063	38,000	39,103
Eli Lilly & Co.
4.70%, 02/27/2033	59,000	59,773
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	31,000	28,207
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	35,000	24,947
Merck & Co., Inc.
5.15%, 05/17/2063	74,000	75,581
Mylan, Inc.
5.20%, 04/15/2048	20,000	15,583
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	70,000	69,736
5.11%, 05/19/2043	48,000	48,109
5.30%, 05/19/2053	72,000	74,857
5.34%, 05/19/2063	93,000	94,111
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	112,000	105,163
Viatris, Inc.
3.85%, 06/22/2040	81,000	55,975
4.00%, 06/22/2050	192,000	126,977
Zoetis, Inc.
5.40%, 11/14/2025	30,000	30,092
		3,599,409
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	27,645
Boardwalk Pipelines LP
3.60%, 09/01/2032	49,000	41,599
Buckeye Partners LP
4.50%, 03/01/2028*	36,000	32,255
Cheniere Energy Partners LP
3.25%, 01/31/2032	56,000	46,068
5.95%, 06/30/2033*	275,000	275,800
DCP Midstream Operating LP
5.63%, 07/15/2027	42,000	41,934

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
DT Midstream, Inc.
4.38%, 06/15/2031*	$ 16,000	$ 13,780
Enbridge, Inc.
5.70%, 03/08/2033	395,000	400,424
Energy Transfer LP
4.00%, 10/01/2027	90,000	84,276
4.90%, 03/15/2035	101,000	92,573
4.95%, 05/15/2028 to 06/15/2028	442,000	428,488
5.55%, 02/15/2028	320,000	319,101
5.75%, 02/15/2033	44,000	44,288
6.00%, 06/15/2048	265,000	251,301
6.13%, 12/15/2045	22,000	20,901
EnLink Midstream Partners LP
9.62%, 08/11/2023(1)	91,000	74,871
Enterprise Products Operating LLC
3.70%, 01/31/2051	24,000	18,361
5.25%, 08/16/2077	73,000	63,835
5.35%, 01/31/2033	29,000	29,491
EQM Midstream Partners LP
5.50%, 07/15/2028	6,000	5,677
7.50%, 06/01/2027 to 06/01/2030*	18,000	18,208
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	189,970	152,260
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	25,000	24,620
8.00%, 01/15/2027	94,000	91,660
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	71,000	70,399
3.45%, 10/15/2027*	171,000	152,815
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038*	675,000	689,460
Harvest Midstream I LP
7.50%, 09/01/2028*	60,000	59,486
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	38,000	35,053
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	47,000	44,768
8.88%, 07/15/2028*	15,000	15,075
ITT Holdings LLC
6.50%, 08/01/2029*	37,000	31,172
MPLX LP
2.65%, 08/15/2030	155,000	129,681
4.95%, 09/01/2032 to 03/14/2052	510,000	456,442
5.20%, 03/01/2047	115,000	100,859
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	44,000	43,334
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	18,000	17,283
NuStar Logistics LP
6.38%, 10/01/2030	27,000	25,759
ONEOK Partners LP
6.65%, 10/01/2036	195,000	200,136
ONEOK, Inc.
3.40%, 09/01/2029	550,000	479,556
4.35%, 03/15/2029	175,000	162,725
5.20%, 07/15/2048	305,000	260,003
6.10%, 11/15/2032	460,000	467,983
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	$ 830,000	$ 736,448
4.30%, 01/31/2043	48,000	35,868
4.90%, 02/15/2045	285,000	229,420
6.65%, 01/15/2037	77,000	77,244
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037*	41,000	41,587
Targa Resources Corp.
4.20%, 02/01/2033	305,000	269,967
6.13%, 03/15/2033	560,000	572,202
6.25%, 07/01/2052	345,000	337,233
6.50%, 02/15/2053	75,000	76,592
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	490,000	423,571
4.88%, 02/01/2031	11,000	10,166
6.50%, 07/15/2027	105,000	104,239
TransCanada PipeLines, Ltd.
2.50%, 10/12/2031	150,000	120,981
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	29,702
Western Midstream Operating LP
4.50%, 03/01/2028	145,000	136,737
4.75%, 08/15/2028	15,000	14,237
6.15%, 04/01/2033	510,000	514,024
Williams Cos., Inc.
4.65%, 08/15/2032	660,000	625,028
5.65%, 03/15/2033	380,000	385,035
5.75%, 06/24/2044	164,000	159,775
		10,941,461
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	55,000	49,775
REITS — 1.1%
American Tower Corp.
1.45%, 09/15/2026	320,000	281,513
2.40%, 03/15/2025	465,000	437,822
2.70%, 04/15/2031	180,000	149,261
3.65%, 03/15/2027	520,000	486,796
American Tower Trust #1
5.49%, 03/15/2028*	820,000	820,664
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	52,000	40,555
Corporate Office Properties LP
2.90%, 12/01/2033	41,000	28,370
Crown Castle, Inc.
4.80%, 09/01/2028	610,000	591,723
5.00%, 01/11/2028	922,000	904,821
5.20%, 02/15/2049	29,000	26,899
EPR Properties
4.95%, 04/15/2028	755,000	674,480
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	95,000	76,704
4.00%, 01/15/2030 to 01/15/2031	620,000	536,688
5.30%, 01/15/2029	575,000	547,488
5.75%, 06/01/2028	185,000	180,998
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	62,737

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Host Hotels & Resorts LP
3.50%, 09/15/2030	$ 158,000	$ 133,843
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	48,000	41,708
LXP Industrial Trust
2.38%, 10/01/2031	45,000	34,254
National Health Investors, Inc.
3.00%, 02/01/2031	64,000	49,106
Office Properties Income Trust
3.45%, 10/15/2031	51,000	26,788
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	173,000	128,477
3.38%, 02/01/2031	92,000	72,973
SBA Tower Trust
2.84%, 01/15/2025*	550,000	522,233
Service Properties Trust
4.38%, 02/15/2030	55,000	41,132
Starwood Property Trust, Inc.
4.75%, 03/15/2025	50,000	47,263
VICI Properties LP
4.95%, 02/15/2030	1,151,000	1,079,730
5.13%, 05/15/2032	420,000	392,971
Vornado Realty LP
2.15%, 06/01/2026	54,000	45,745
Weyerhaeuser Co.
4.00%, 03/09/2052	45,000	35,911
4.75%, 05/15/2026	86,000	84,475
		8,584,128
Retail — 0.3%
Advance Auto Parts, Inc.
5.90%, 03/09/2026	15,000	14,835
AutoZone, Inc.
4.75%, 08/01/2032 to 02/01/2033	525,000	504,286
Brinker International, Inc.
5.00%, 10/01/2024*	27,000	26,325
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	47,702
Dave & Buster's, Inc.
7.63%, 11/01/2025*	22,000	22,303
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	80,000	74,407
FirstCash, Inc.
4.63%, 09/01/2028*	331,000	295,650
5.63%, 01/01/2030*	8,000	7,231
Ken Garff Automotive LLC
4.88%, 09/15/2028*	40,000	35,181
Kohl's Corp.
5.55%, 07/17/2045	153,000	91,035
LBM Acquisition LLC
6.25%, 01/15/2029*	45,000	37,226
Lowe's Cos., Inc.
4.45%, 04/01/2062	40,000	32,116
McDonald's Corp.
3.50%, 07/01/2027	67,000	63,783
3.63%, 09/01/2049	101,000	79,651
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	12,573
4.75%, 09/15/2029	21,000	19,280
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	64,000	60,560
Security Description	Shares or Principal Amount	Value

Retail (continued)
4.70%, 06/15/2032	$ 550,000	$ 529,749
Park River Holdings, Inc.
6.75%, 08/01/2029*	30,000	23,850
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	30,000	28,344
		2,006,087
Savings & Loans — 0.0%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	246,000	229,348
Semiconductors — 0.7%
Broadcom, Inc.
2.45%, 02/15/2031*	154,000	125,248
3.14%, 11/15/2035*	545,000	418,040
3.19%, 11/15/2036*	129,000	97,492
3.47%, 04/15/2034*	246,000	201,796
4.00%, 04/15/2029*	795,000	734,265
Entegris Escrow Corp.
5.95%, 06/15/2030*	35,000	33,552
Intel Corp.
3.10%, 02/15/2060	455,000	291,001
4.90%, 08/05/2052	10,000	9,230
5.13%, 02/10/2030	215,000	216,319
5.20%, 02/10/2033	101,000	101,957
5.70%, 02/10/2053	90,000	91,557
5.90%, 02/10/2063	784,000	809,652
KLA Corp.
4.95%, 07/15/2052	71,000	69,907
Marvell Technology, Inc.
2.45%, 04/15/2028	845,000	737,754
NVIDIA Corp.
3.50%, 04/01/2040	530,000	453,728
NXP BV/NXP Funding LLC
5.55%, 12/01/2028	60,000	60,372
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	105,000	96,407
4.30%, 06/18/2029	49,000	46,179
Qorvo, Inc.
3.38%, 04/01/2031*	680,000	548,207
QUALCOMM, Inc.
6.00%, 05/20/2053	34,000	38,056
Texas Instruments, Inc.
4.60%, 02/15/2028	61,000	61,111
5.00%, 03/14/2053	50,000	50,654
		5,292,484
Software — 0.8%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	1,523,000	1,363,085
Capstone Borrower, Inc.
8.00%, 06/15/2030*	30,000	29,625
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	25,000	24,720
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	56,000	52,786
Fiserv, Inc.
4.40%, 07/01/2049	103,000	87,032
MSCI, Inc.
3.63%, 11/01/2031*	352,000	300,493
3.88%, 02/15/2031*	123,000	106,583

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
4.00%, 11/15/2029*	$ 170,000	$ 153,853
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	30,000	25,165
6.90%, 12/01/2027*	705,000	717,711
Oracle Corp.
2.30%, 03/25/2028	575,000	507,415
2.95%, 04/01/2030	220,000	192,030
3.60%, 04/01/2040 to 04/01/2050	1,862,000	1,392,686
3.80%, 11/15/2037	196,000	160,251
3.85%, 04/01/2060	320,000	225,534
4.00%, 07/15/2046 to 11/15/2047	377,000	290,189
4.10%, 03/25/2061	140,000	103,307
4.13%, 05/15/2045	35,000	27,427
4.90%, 02/06/2033	49,000	47,565
5.55%, 02/06/2053	23,000	22,272
6.15%, 11/09/2029	485,000	505,160
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	33,000	14,851
		6,349,740
Telecommunications — 1.2%
Altice France SA
5.50%, 10/15/2029*	200,000	143,028
AT&T, Inc.
2.55%, 12/01/2033	275,000	216,006
3.50%, 06/01/2041	425,000	326,266
3.65%, 09/15/2059	1,232,000	857,742
3.80%, 12/01/2057	617,000	446,707
3.85%, 06/01/2060	34,000	24,617
4.35%, 03/01/2029	305,000	292,999
4.50%, 05/15/2035	259,000	238,099
4.90%, 08/15/2037	261,000	244,959
5.40%, 02/15/2034	523,000	523,898
Corning, Inc.
5.45%, 11/15/2079	155,000	140,006
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	26,000	24,310
Nokia Oyj
4.38%, 06/12/2027	725,000	682,881
Rogers Communications, Inc.
4.55%, 03/15/2052*	615,000	494,597
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	125,191
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	30,017
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,065,000	923,446
3.00%, 02/15/2041	259,000	189,357
3.60%, 11/15/2060	67,000	47,023
3.88%, 04/15/2030	480,000	442,209
5.05%, 07/15/2033	525,000	515,497
5.65%, 01/15/2053	24,000	24,370
Verizon Communications, Inc.
2.36%, 03/15/2032	870,000	699,727
2.55%, 03/21/2031	585,000	488,436
2.85%, 09/03/2041	322,000	229,014
2.99%, 10/30/2056	460,000	292,174
3.00%, 11/20/2060	101,000	63,088
3.40%, 03/22/2041	67,000	51,711
3.85%, 11/01/2042	190,000	153,690
3.88%, 03/01/2052	10,000	7,883
5.05%, 05/09/2033	74,000	73,177
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Vodafone Group PLC
4.38%, 02/19/2043	$ 23,000	$ 19,315
5.13%, 06/04/2081	36,000	26,133
5.63%, 02/10/2053	24,000	23,528
5.75%, 02/10/2063	50,000	48,348
		9,129,449
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	69,000	62,684
5.20%, 04/15/2054	76,000	77,513
Canadian Pacific Railway Co.
1.35%, 12/02/2024	132,000	124,023
4.70%, 05/01/2048	61,000	55,389
6.13%, 09/15/2115	52,000	53,698
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	70,962
CSX Corp.
4.50%, 11/15/2052	65,000	58,709
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	213,981	174,558
Ryder System, Inc.
5.25%, 06/01/2028	57,000	56,279
		733,815
Trucking & Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/2024*	845,000	802,098
GATX Corp.
3.25%, 09/15/2026	75,000	69,206
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	806,276
3.40%, 11/15/2026*	152,000	140,096
4.00%, 07/15/2025*	685,000	655,234
4.40%, 07/01/2027*	522,000	492,692
5.70%, 02/01/2028*	33,000	32,565
6.20%, 06/15/2030*	37,000	37,193
		3,035,360
Water — 0.0%
Essential Utilities, Inc.
3.35%, 04/15/2050	66,000	45,870
Total Corporate Bonds & Notes (cost $256,491,178)		235,500,756
LOANS(3)(4)(5) — 0.0%
Entertainment — 0.0%
Crown Finance US, Inc. FRS
BTL 15.15%, (TSFR1M+10.00%), 09/07/2023	38,262	38,629
BTL 15.24%, (TSFR1M+10.00%), 09/07/2023	3,215	3,246
Total Loans (cost $40,700)		41,875

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 5.6%
Auto Loan Receivables — 1.3%
American Credit Acceptance Receivables Trust
Series 2022-3, Class B 4.55%, 10/13/2026*	$ 50,000	$ 49,397
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	545,000	530,905
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	700,000	692,544
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	580,563	575,912
CPS Auto Receivables Trust
Series 2023-B, Class A 5.91%, 08/16/2027*	844,365	841,992
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class A 1.00%, 05/15/2030*	323,314	314,908
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	263,178	259,884
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	225,000	220,894
Series 2023-2A, Class B 5.41%, 02/15/2029*	250,000	246,723
Enterprise Fleet Financing LLC
Series 2023-1, Class A3 5.42%, 10/22/2029*	350,000	348,220
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	365,000	361,334
Series 2019-4A, Class D 2.58%, 09/15/2025*	538,952	530,484
Series 2020-1A, Class D 2.73%, 12/15/2025*	210,183	205,630
Series 2022-4A, Class B 4.57%, 01/15/2027	330,000	324,361
Series 2023-3A, Class B 6.11%, 09/15/2027	140,000	139,665
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	444,000	431,762
Series 2023-1, Class B 5.05%, 01/18/2028*	126,000	123,032
Series 2023-2, Class B 5.21%, 05/15/2028*	312,000	306,799
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	165,383
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B 4.92%, 01/15/2027*	80,000	78,606
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	50,000	48,207
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	63,494
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	$ 184,689	$ 177,585
Series 2023-1, Class A3 4.51%, 11/15/2027	150,000	147,493
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.48%, 01/15/2027	135,000	130,398
Series 2022-5, Class B 4.43%, 03/15/2027	210,000	205,848
Series 2022-6, Class B 4.72%, 06/15/2027	145,000	141,844
Series 2023-1, Class B 4.98%, 02/15/2028	265,000	260,121
Series 2022-7, Class B 5.95%, 01/17/2028	565,000	562,478
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	214,125
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	138,136
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026*	229,962	229,279
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	395,000	379,455
Series 2019-3A, Class D 2.72%, 11/15/2024*	64,073	63,984
Series 2022-2A, Class B 4.31%, 09/15/2027*	495,000	483,551
Series 2023-1A, Class B 5.41%, 01/18/2028*	145,000	143,196
		10,137,629
Credit Card Receivables — 0.1%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	160,000	155,120
Series 2023-2, Class A 4.80%, 05/15/2030	100,000	99,008
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.39%, 07/15/2030	250,000	209,832
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	150,000	146,136
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	400,000	397,960
		1,008,056
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(2)	81,879	21,988
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 5.25%, (1 ML+0.10%), 12/25/2046	20,741	10,294
Series 2006-20, Class 1A1 5.29%, (1 ML+0.14%), 12/25/2046	52,829	15,451

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
Series 2007-1, Class 1A1 5.31%, (1 ML+0.16%), 02/25/2037	$ 280,348	$ 85,481
Series 2006-19, Class A1 5.33%, (1 ML+0.18%), 12/25/2036	10,594	2,932
Series 2006-3, Class A3 5.75%, (1 ML+0.60%), 03/25/2036	11,132	6,015
Series 2007-5, Class 2A3A 5.79%, (1 ML+0.64%), 04/25/2047	94,992	45,833
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(6)	260,960	70,741
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(2)	177,581	166,723
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 5.49%, (1 ML+0.34%), 11/25/2036	209,619	64,108
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	338,398	97,025
Series 2006-3, Class AF5 6.12%, 11/25/2036(2)	149,482	58,795
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 5.33%, (1 ML+0.18%), 07/25/2037	26,050	22,049
Series 2006-3, Class A4 5.65%, (1 ML+0.50%), 11/25/2036	227,590	210,722
		878,157
Other Asset Backed Securities — 4.1%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	631,096	570,913
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	123,838	103,944
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	41,653	41,104
Series 2020-Z1, Class A 3.46%, 10/15/2024*	13,318	13,264
Series 2023-A, Class 1A 6.61%, 01/18/2028*	335,000	332,483
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 5.30%, 06/21/2028*	210,055	208,101
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 6.29%, (1 ML+1.10%), 05/15/2036*	200,000	196,381
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	435,000	427,614
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 6.40%, (3 ML+1.13%), 04/19/2034*	1,055,000	1,035,434
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 6.46%, (3 ML+1.21%), 04/20/2034*	680,000	668,379
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class B1 7.22%, (TSFR3M+2.35%), 04/25/2036*	$ 515,000	$ 507,125
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 6.35%, (3 ML+1.10%), 04/20/2034*	795,000	777,592
CCG Receivables Trust
Series 2023-1, Class A2 5.82%, 09/16/2030*	305,000	305,342
CF Hippolyta Issuer LLC
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,382	91,712
Series 2020-1, Class A2 1.99%, 07/15/2060*	224,648	187,632
CIFC Funding, Ltd. FRS
Series 2012-2RA, Class A1 6.05%, (3 ML+0.80%), 01/20/2028*	588,555	586,290
Cirrus Funding, Ltd.
Series 2018-1A, Class A 4.80%, 01/25/2037*	975,000	941,107
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	150,000	147,436
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.45%, (3 ML+1.19%), 01/25/2035*	720,000	701,006
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,374,075	1,088,241
Dell Equipment Finance Trust
Series 2023-1, Class A3 5.65%, 09/22/2028*	493,000	493,440
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	490,000	415,381
Series 2019-1A, Class A2 3.67%, 10/25/2049*	328,950	287,430
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	725,800	687,359
Dryden 57 CLO, Ltd. FRS
Series 2018-57A, Class A 6.33%, (3 ML+1.01%), 05/15/2031*	1,160,000	1,148,573
Elmwood CLO 23, Ltd. FRS
Series 2023-2A, Class B 7.31%, (TSFR3M+2.25%), 04/16/2036*	450,000	447,256
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 5.46%, (1 ML+0.31%), 09/25/2036	372,893	342,172
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,044,095	983,575
Golub Capital Partners CLO 68B, Ltd. FRS
Series 2023-68A, Class B 7.94%, (TSFR3M+2.80%), 07/25/2036*	400,000	400,000
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 5.69%, (1 ML+0.54%), 02/25/2036	119,015	116,425
Invesco US CLO, Ltd. FRS
Series 2023-2A, Class B 7.16%, (TSFR3M+2.30%), 04/21/2036*	310,000	304,580

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
JFIN CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.27%, (3 ML+1.00%), 04/24/2029*	$ 457,605	$ 454,554
KKR CLO, Ltd. FRS
Series 22A, Class A 6.40%, (3 ML+1.15%), 07/20/2031*	1,440,000	1,424,765
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	345,000	341,130
Marlette Funding Trust
Series 2021-2A, Class B 1.06%, 09/15/2031*	100,799	99,235
MFA LLC
Series 2021-NPL1, Class A1 2.36%, 03/25/2060*(2)	511,092	484,940
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 5.45%, (1 ML+0.30%), 06/25/2036	3,613	3,033
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	428,142	357,361
Series 2023-A, Class A 5.51%, 10/15/2071*	535,462	527,780
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	81,792	75,933
Octagon 61, Ltd. FRS
Series 2023-2A, Class B 7.42%, (TSFR3M+2.35%), 04/20/2036*	660,000	660,294
OZLM VII, Ltd. FRS
Series 2014-7RA, Class A1R 6.27%, (3 ML+1.01%), 07/17/2029*	161,798	161,011
OZLM XVIII, Ltd. FRS
Series 2018-18A, Class A 6.28%, (3 ML+1.02%), 04/15/2031*	870,000	858,472
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(2)	354,217	326,378
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(2)	394,205	359,578
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	741,220	684,294
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	886,714	816,222
Progress Residential Trust
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	400,000	376,022
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	189,150	179,799
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	309,512	297,024
Regatta VI Funding, Ltd. FRS
Series 2016-1A, Class AR2 6.41%, (3 ML+1.16%), 04/20/2034*	1,100,000	1,080,637
RR 26, Ltd. FRS
Series 2023-26A, Class A2 6.98%, (TSFR3M+2.25%), 04/15/2038*	470,000	468,722
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	$ 176,472	$ 148,356
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 5.33%, (1 ML+0.18%), 07/25/2036	143,047	49,077
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 6.33%, (3 ML+1.07%), 04/25/2034*	1,255,000	1,222,596
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	258,924
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class B 7.12%, (TSFR3M+2.30%), 04/20/2036*	565,000	559,356
Tricon Residential Trust
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	265,000	257,830
Upstart Securitization Trust
Series 2021-3, Class A 0.83%, 07/20/2031*	33,954	33,620
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(2)	411,777	381,192
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	125,204	118,112
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.39%, (3 ML+1.13%), 04/15/2034*	1,255,000	1,221,833
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.50%, (3 ML+1.24%), 04/15/2034*	485,000	473,299
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.42%, (3 ML+1.17%), 07/20/2032*	920,000	904,121
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,107,400	915,749
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	425,250	384,827
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	157,600	136,053
		31,659,420
Total Asset Backed Securities (cost $45,250,761)		43,683,262
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
Commercial and Residential — 7.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,340,078
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 5.65%, (1 ML+0.50%), 01/25/2036	47,241	43,188
Series 2005-9, Class 5A1 5.69%, (1 ML+0.54%), 11/25/2035	24,456	24,043
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	82,797	62,341

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2006-9T1, Class A1 5.75%, 05/25/2036	$ 92,431	$ 39,055
Alternative Loan Trust FRS
Series 2005-64CB, Class 1A12 5.50%, (1 ML+0.80%), 12/25/2035	43,203	36,060
Series 2005-72, Class A1 5.69%, (1 ML+0.54%), 01/25/2036	61,482	55,009
Series 2005-56, Class 5A1 5.79%, (1 ML+0.64%), 11/25/2035	26,551	21,210
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 4.92%, (12 MTA+0.94%), 10/25/2046	34,997	24,394
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(6)	223,192	199,933
Series 2021-2, Class A1 0.99%, 04/25/2066*(6)	263,792	214,773
Series 2021-3, Class A1 1.07%, 05/25/2066*(6)	500,530	406,333
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	447,532	372,327
Series 2019-5, Class A1 2.59%, 10/25/2049*(6)	75,951	72,354
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 5.21%, (1 ML+0.06%), 01/25/2037	6,255	5,353
Series 2007-A, Class 2A5 5.62%, (1 ML+0.46%), 02/20/2047	113,138	98,315
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	425,238
Series 2019-BN17, Class A4 3.71%, 04/15/2052	1,190,000	1,085,729
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(6)(7)	8,505,610	164,718
Series 2019-BN24, Class XA 0.75%, 11/15/2062(6)(7)	2,232,819	73,889
Series 2019-BN23, Class XA 0.81%, 12/15/2052(6)(7)	6,767,701	235,542
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(6)(7)	7,074,149	175,963
Series 2019-BN20, Class XA 0.94%, 09/15/2062(6)(7)	4,136,361	161,352
Series 2019-BN18, Class XA 1.03%, 05/15/2062(6)(7)	2,869,000	115,754
Series 2023-BNK45, Class XA 1.20%, 02/15/2056(6)(7)	1,213,267	81,081
Series 2020-BN28, Class XA 1.88%, 03/15/2063(6)(7)	4,720,262	443,934
Barclays Commercial Mtg. Securities Trust
Series 2017-C1, Class A4 3.67%, 02/15/2050	1,325,000	1,227,557
BBCMS Mtg. Trust VRS
Series 2022-C15, Class A5 3.66%, 04/15/2055(6)	200,000	176,696
Series 2022-C16, Class A5 4.60%, 06/15/2055(6)	215,000	203,964
Series 2022-C18, Class A4 5.44%, 12/15/2055(6)	280,000	284,475
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2022-C18, Class A5 5.71%, 12/15/2055(6)	$ 90,000	$ 93,269
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 5.49%, (1 ML+0.34%), 01/25/2037	9,162	8,394
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 5.63%, (1 ML+0.48%), 02/25/2036	19,093	16,524
Series 2005-10, Class 11A1 5.65%, (1 ML+0.50%), 01/25/2036	61,846	54,762
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 5.33%, (1 ML+0.18%), 10/25/2036	33,327	28,084
Series 2007-AR1, Class 2A3 5.55%, (1 ML+0.40%), 02/25/2037	89,000	79,885
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	814,033	788,677
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.66%, 07/15/2051(6)(7)	4,169,647	67,211
Series 2018-B1, Class XA 0.68%, 01/15/2051(6)(7)	1,887,306	34,578
Series 2018-B8, Class XA 0.78%, 01/15/2052(6)(7)	8,340,627	205,729
Series 2019-B12, Class XA 1.16%, 08/15/2052(6)(7)	1,950,479	73,933
Series 2019-B10, Class XA 1.36%, 03/15/2062(6)(7)	5,475,514	270,243
Series 2020-B22, Class XA 1.63%, 01/15/2054(6)(7)	2,160,548	182,781
Series 2020-B18, Class XA 1.91%, 07/15/2053(6)(7)	1,253,205	90,416
Series 2018-B4, Class A5 4.12%, 07/15/2051(6)	1,000,000	930,926
BPR Trust FRS
Series 2022-STAR, Class A 8.38%, (TSFR1M+3.23%), 08/15/2024*	510,000	505,497
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(6)	179,865	156,218
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(6)	149,035	137,910
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	381,236	353,856
BX Commercial Mtg. Trust FRS
Series 2019-XL, Class A 6.18%, (TSFR1M+1.03%), 10/15/2036*	898,858	893,267
Series 2019-IMC, Class A 6.19%, (1 ML+1.00%), 04/15/2034*	200,000	197,839
BX Trust FRS
Series 2022-PSB, Class A 7.60%, (TSFR1M+2.45%), 08/15/2039*	468,624	467,322
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.74%, (1 ML+2.55%), 12/15/2037*	675,000	650,241
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(6)	1,300,000	1,193,343

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(6)	$ 98,397	$ 85,264
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	102,237	76,384
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 3.99%, 12/25/2035(6)	55,860	51,968
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 5.83%, (1 ML+0.68%), 03/25/2035	25,544	23,122
CHL Mtg. Pass Through Trust VRS
Series 2007-HY4, Class 1A1 3.61%, 09/25/2047(6)	62,786	55,038
Series 2005-HYB7, Class 6A1 3.67%, 11/20/2035(6)	13,381	11,915
Series 2005-HYB3, Class 2A2A 4.34%, 06/20/2035(6)	23,896	22,248
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	976,807
Series 2015-GC35, Class A4 3.82%, 11/10/2048	1,235,000	1,165,510
Citigroup Commercial Mtg. Trust VRS
Series 2014-GC23, Class XA 1.05%, 07/10/2047(6)(7)	2,856,261	19,513
Series 2015-GC29, Class XA 1.15%, 04/10/2048(6)(7)	2,708,259	38,118
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(6)	392,804	369,924
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(6)	431,037	341,413
Series 2021-3, Class A1 0.96%, 09/27/2066*(6)	734,110	567,615
Series 2022-5, Class A1 4.55%, 04/25/2067*(6)	849,474	815,903
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	154,089
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	771,063
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 4.08%, 01/10/2039*(6)	190,000	141,953
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	225,000	215,445
Series 2015-C3, Class A3 3.45%, 08/15/2048	641,439	614,668
Series 2015-C1, Class A4 3.51%, 04/15/2050	1,448,000	1,381,053
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(6)(7)	8,292,965	76,926
Series 2016-C6, Class XA 2.02%, 01/15/2049(6)(7)	1,706,269	66,635
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(6)	$ 379,639	$ 293,290
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(6)	544,124	451,298
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(6)	276,470	254,874
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(6)	462,395	379,662
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(6)	351,270	311,911
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(6)	1,536,000	1,417,888
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,477,888
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(6)(7)	953,613	60,409
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(6)	178,393	150,238
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 5.45%, (1 ML+0.30%), 12/25/2036	75,133	69,195
Series 2007-AR2, Class A1 5.45%, (1 ML+0.30%), 03/25/2037	7,943	7,458
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 4.90%, (12 MTA+0.92%), 03/19/2046	124,333	100,693
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(6)	177,236	140,170
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(6)	372,187	298,888
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 3.28%, 04/19/2036(6)	108,598	84,468
Series 2005-AR5, Class 4A1 3.46%, 09/19/2035(6)	14,030	12,704
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 5.61%, (12 MTA+1.40%), 10/25/2045	98,577	77,392
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,285,000	919,256
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	150,054
GS Mtg. Securities Corp. Trust FRS
Series 2022-SHIP, Class A 5.88%, (TSFR1M+0.73%), 08/15/2036*	80,000	79,450
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	1,199,000	1,108,379
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,132,234
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,229,441

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.78%, 02/13/2053(6)(7)	$ 4,999,430	$ 152,098
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 5.45%, (1 ML+0.30%), 01/25/2037	308,949	73,233
GSR Mtg. Loan Trust VRS
Series 2006-AR1, Class 2A1 3.94%, 01/25/2036(6)	3,237	3,160
Series 2006-AR1, Class 2A4 3.94%, 01/25/2036(6)	41,895	40,934
Series 2005-AR5, Class 2A3 4.00%, 10/25/2035(6)	43,336	24,271
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.54%, (1 ML+0.38%), 01/19/2038	5,443	5,015
Series 2006-12, Class 2A13 5.64%, (1 ML+0.48%), 12/19/2036	122,852	120,523
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 5.71%, (1 ML+0.56%), 07/25/2035	2,852	2,058
IndyMac Index Mtg. Loan Trust VRS
Series 2007-AR9, Class 2A1 3.67%, 04/25/2037(6)	108,078	64,140
Series 2006-AR3, Class 1A1 3.68%, 12/25/2036(6)	95,471	81,046
JPMBB Commercial Mtg. Securities Trust
Series 2014-C21, Class A5 3.77%, 08/15/2047	290,000	281,893
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,003,666
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	276,079
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,244,170
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 3.93%, 05/25/2036(6)	39,260	31,877
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(2)	260,102	240,550
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	360,952	337,647
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(2)	703,135	697,309
Lehman XS Trust FRS
Series 2006-16N, Class A4A 5.53%, (1 ML+0.38%), 11/25/2046	194,161	167,975
LIFE Mtg. Trust FRS
Series 2021-BMR, Class D 6.66%, (TSFR1M+1.51%), 03/15/2038*	201,509	193,665
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.01%, (1 ML+2.80%), 02/01/2026*	427,396	422,239
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 4.56%, 11/21/2034(6)	23,118	21,759
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 4.05%, 07/25/2035(6)	$ 94,972	$ 50,606
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(6)	140,050	128,005
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(6)	48,610	43,282
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(6)	272,971	225,651
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(6)	220,263	191,136
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(6)	633,686	592,777
Series 2018-3, Class A1 3.50%, 08/25/2058*(6)	330,348	315,027
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	752,422
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(6)(7)	1,612,890	13,892
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	1,475,000	1,341,763
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(6)(7)	1,520,097	49,557
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 5.90%, (1 ML+0.75%), 01/25/2048*	375,831	364,182
Series 2017-5A, Class A1 6.65%, (1 ML+1.50%), 06/25/2057*	330,105	326,944
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(6)	173,685	153,684
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(6)	81,277	73,476
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(6)	307,780	283,391
Series 2016-2A, Class A1 3.75%, 11/26/2035*(6)	337,146	314,174
Series 2016-4A, Class A1 3.75%, 11/25/2056*(6)	345,865	314,424
Series 2017-1A, Class A1 4.00%, 02/25/2057*(6)	610,362	568,855
Series 2017-2A, Class A3 4.00%, 03/25/2057*(6)	628,383	585,025
Series 2017-3A, Class A1 4.00%, 04/25/2057*(6)	514,964	484,295
Series 2017-4A, Class A1 4.00%, 05/25/2057*(6)	356,658	325,894
Series 2017-6A, Class A1 4.00%, 08/27/2057*(6)	547,059	504,682
Series 2018-5A, Class A1 4.75%, 12/25/2057*(6)	275,943	265,414

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(6)	$ 794,332	$ 644,492
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.68%, 06/25/2036(6)	64,564	48,468
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(6)	1,081,909	813,115
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(6)	508,727	406,510
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(6)	577,772	447,708
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	543,956
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	498,833	452,657
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	324,578	302,534
Series 2021-4, Class A1 1.87%, 04/25/2026*(2)	472,422	435,128
Series 2020-6, Class A1 2.36%, 11/25/2025*(2)	126,720	121,088
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	836,016	776,848
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(6)	180,443	170,199
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	34,864	31,207
RALI Series Trust FRS
Series 2006-QA3, Class A2 5.75%, (1 ML+0.60%), 04/25/2036	267,249	225,526
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 4.57%, 04/25/2037(6)	8,767	6,897
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,130,666
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(6)	24,630	21,571
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(6)	396,266	337,477
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(6)	144,710	127,497
Series 2021-6, Class A1 1.92%, 11/25/2066*(6)	705,691	570,836
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 5.45%, (1 ML+0.30%), 09/25/2034	12,616	11,273
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 5.61%, (1 ML+0.46%), 02/25/2036	$ 45,055	$ 37,536
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(2)	640,000	622,153
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	499,477	455,502
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	1,109,151	906,164
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(6)	245,105	209,442
Series 2021-4, Class A1 0.94%, 07/25/2066*(6)	325,975	254,690
Series 2021-2, Class A1 1.03%, 02/25/2066*(6)	211,406	176,675
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	492,359	411,414
Series 2021-7, Class A1 1.83%, 10/25/2066*(6)	988,675	837,335
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 4.01%, (12 MTA+0.82%), 12/25/2046	184,107	156,805
Series 2006-AR13, Class 1A 4.86%, (12 MTA+0.88%), 10/25/2046	88,570	75,645
Series 2006-AR15, Class 2A 5.48%, (12 MTA+1.50%), 11/25/2046	37,360	32,784
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 3.78%, 06/25/2037(6)	73,505	64,239
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 1A 4.81%, (12 MTA+0.83%), 11/25/2046	75,698	63,795
Series 2006-5, Class 1A1 5.75%, (1 ML+0.60%), 07/25/2036	40,312	25,818
Wells Fargo Commercial Mtg. Trust
Series 2017-C39, Class A5 3.42%, 09/15/2050	1,365,000	1,245,073
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(6)(7)	5,184,740	82,141
Series 2015-NXS1, Class XA 1.21%, 05/15/2048(6)(7)	2,514,289	32,193
Series 2015-NXS1, Class D 4.29%, 05/15/2048(6)	75,000	61,633
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 4.24%, 10/25/2036(6)	25,033	23,252
		60,755,184

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 1.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.74%, 03/25/2027(6)(7)	$ 4,736,872	$ 88,518
Series K124, Class X1 0.81%, 12/25/2030(6)(7)	3,478,028	147,326
Series K122, Class X1 0.97%, 11/25/2030(6)(7)	884,984	43,936
Series K121, Class X1 1.12%, 10/25/2030(6)(7)	1,614,301	91,405
Series K114, Class X1 1.21%, 06/25/2030(6)(7)	2,884,810	177,684
Series K104, Class X1 1.25%, 01/25/2030(6)(7)	2,460,025	140,918
Series K111, Class X1 1.68%, 05/25/2030(6)(7)	1,117,746	93,953
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	781,910	645,256
Series 4216, Class KQ 1.70%, 10/15/2039	88,145	85,281
Series 4961, Class JB 2.50%, 12/15/2042	355,741	317,225
Series 3883, Class PB 3.00%, 05/15/2041	112,909	104,587
Series 4740, Class BA 3.00%, 09/15/2045	54,092	51,061
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	311,562	281,473
Series 2019-3, Class MV 3.50%, 10/25/2058	213,326	193,376
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 7.97%, (SOFR30A+2.90%), 04/25/2042*	310,000	309,516
Series 2023-HQA1, Class M1B 8.57%, (SOFR30A+3.50%), 05/25/2043*	595,000	605,409
Series 2022-HQA3, Class M1B 8.62%, (SOFR30A+3.55%), 08/25/2042*	135,000	136,856
Series 2022-DNA6, Class M1B 8.77%, (SOFR30A+3.70%), 09/25/2042*	250,000	257,813
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2023-DNA2, Class M1B 8.32%, (SOFR30A+3.25%), 04/25/2043*	285,000	286,066
Series 2022-HQA2, Class M1B 9.07%, (SOFR30A+4.00%), 07/25/2042*	335,000	345,050
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.30%, (1 ML+2.15%), 09/25/2031*	7,341	7,350
Series 2019-HRP1, Class M2 7.30%, (1 ML+2.15%), 11/25/2039*	123,109	123,454
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-R08, Class 1M1 7.62%, (SOFR30A+2.55%), 07/25/2042*	$ 143,066	$ 145,089
Series 2023-R05, Class 1M2 8.17%, (SOFR30A+3.10%), 06/25/2043*	275,000	275,344
Series 2016-C07, Class 2M2 9.50%, (1 ML+4.35%), 05/25/2029	326,222	342,533
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	101,727	96,687
Series 2012-21, Class PQ 2.00%, 09/25/2041	70,550	63,348
Series 2012-18, Class GA 2.00%, 12/25/2041	120,452	107,196
Series 2015-48, Class QB 3.00%, 02/25/2043	147,513	138,502
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	441,641
Series 2018-27, Class EA 3.00%, 05/25/2048	284,212	253,930
Series 2018-35, Class CD 3.00%, 05/25/2048	177,514	156,767
Series 2019-45, Class PT 3.00%, 08/25/2049	242,060	217,753
Series 2012-52, Class PA 3.50%, 05/25/2042	98,654	93,117
Series 2012-120, Class ZB 3.50%, 11/25/2042	834,773	761,421
Series 2018-23, Class LA 3.50%, 04/25/2048	245,590	230,259
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,190,685
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	48,983	48,254
Series 2015-151, Class BA 1.70%, 10/20/2045	15,320	15,194
		9,111,233
Total Collateralized Mortgage Obligations (cost $79,026,391)		69,866,417
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.9%
U.S. Government — 39.8%
United States Treasury Bonds
1.13%, 05/15/2040	2,606,000	1,689,319
1.25%, 05/15/2050	8,004,000	4,500,687
1.38%, 11/15/2040(8)	2,440,000	1,632,512
1.38%, 08/15/2050	3,218,000	1,869,834
1.75%, 08/15/2041	2,064,000	1,450,041
1.88%, 02/15/2041 to 11/15/2051	1,383,000	1,001,439
2.00%, 08/15/2051	4,113,000	2,803,749
2.25%, 08/15/2046 to 08/15/2049	4,112,000	2,994,314
2.38%, 02/15/2042 to 05/15/2051	13,403,000	10,033,381
2.50%, 02/15/2045 to 05/15/2046	1,923,000	1,482,057
2.50%, 02/15/2046(9)	5,853,000	4,505,210
2.75%, 11/15/2042 to 08/15/2047	981,000	796,594
2.88%, 05/15/2043 to 05/15/2049	6,427,000	5,317,739
3.00%, 05/15/2042 to 08/15/2052	16,479,000	13,967,956
3.13%, 02/15/2043 to 05/15/2048	5,509,000	4,774,022
3.38%, 05/15/2044 to 11/15/2048	2,057,000	1,857,033

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.63%, 08/15/2043 to 05/15/2053	$ 5,324,000	$ 5,045,416
3.88%, 08/15/2040 to 05/15/2043	5,010,000	4,898,002
4.00%, 11/15/2042(9)	2,650,000	2,633,023
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,152,508
4.50%, 02/15/2036	1,034,000	1,115,872
4.63%, 02/15/2040	1,159,000	1,263,853
4.75%, 02/15/2041	493,000	544,245
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,354,089
5.38%, 02/15/2031	1,289,000	1,411,254
6.13%, 11/15/2027	544,000	584,609
6.38%, 08/15/2027	1,217,000	1,311,508
United States Treasury Bonds TIPS
0.13%, 02/15/2052(10)	1,363,065	903,070
0.25%, 02/15/2050(10)	4,176,386	2,917,311
United States Treasury Notes
0.13%, 12/15/2023	100,000	97,727
0.25%, 09/30/2023 to 08/31/2025	11,685,000	10,657,570
0.38%, 09/15/2024 to 09/30/2027	17,785,000	15,864,974
0.50%, 02/28/2026 to 10/31/2027	15,428,000	13,386,718
0.63%, 07/31/2026 to 08/15/2030	23,881,000	20,175,939
0.75%, 05/31/2026 to 01/31/2028	9,681,000	8,522,035
0.88%, 01/31/2024 to 11/15/2030	4,557,000	3,737,098
1.13%, 02/29/2028 to 02/15/2031	8,212,000	6,936,775
1.25%, 12/31/2026 to 08/15/2031	20,614,000	17,666,325
1.38%, 11/15/2031	3,969,000	3,272,720
1.50%, 09/30/2024 to 02/15/2030	12,522,000	11,599,245
1.63%, 02/15/2026 to 05/15/2031	17,483,000	15,563,558
1.75%, 07/31/2024	1,377,000	1,324,394
1.88%, 08/31/2024 to 02/28/2027	6,117,000	5,810,888
2.00%, 02/15/2025 to 11/15/2026	12,647,000	11,913,113
2.13%, 07/31/2024 to 05/15/2025	7,817,000	7,460,498
2.25%, 10/31/2024 to 11/15/2027	17,803,000	16,822,667
2.38%, 08/15/2024 to 05/15/2027	5,252,000	5,040,517
2.50%, 05/15/2024	1,074,000	1,047,066
2.63%, 03/31/2025 to 02/15/2029	7,167,000	6,813,516
2.75%, 07/31/2027 to 08/15/2032	6,538,000	6,060,884
2.88%, 07/31/2025 to 05/15/2032	8,961,000	8,445,200
3.00%, 07/31/2024 to 07/15/2025	1,400,000	1,356,906
3.38%, 05/15/2033	4,485,000	4,325,222
3.63%, 05/31/2028	3,593,000	3,514,403
3.75%, 05/31/2030	176,000	173,552
4.13%, 11/15/2032	2,943,000	3,007,378
United States Treasury Notes TIPS
0.25%, 07/15/2029(10)	5,187,744	4,736,147
0.75%, 07/15/2028(10)	3,099,366	2,936,589
		309,080,271
U.S. Government Agency — 30.1%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	1,035,820	893,648
2.00%, 02/01/2036 to 08/01/2052	6,944,196	5,767,113
2.50%, 01/01/2028 to 09/01/2051	1,125,396	996,454
3.00%, 08/01/2027 to 08/01/2046	1,685,406	1,524,779
3.50%, 01/01/2032 to 02/01/2052	2,537,111	2,358,161
4.00%, 09/01/2040 to 01/01/2050	973,486	930,035
4.50%, 07/01/2045 to 06/01/2052	1,151,734	1,110,591
5.00%, 09/01/2031 to 01/01/2053	4,334,703	4,254,336
5.50%, 01/01/2036 to 01/01/2053	636,259	635,068
6.00%, 03/01/2040 to 01/01/2053	312,733	315,609
6.25%, 07/15/2032	206,000	239,300
6.75%, 03/15/2031	100,000	117,433
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. FRS
4.30%, (6 ML+1.49%), 02/01/2037	$ 7,671	$ 7,619
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,490,508	1,152,804
1.88%, 09/24/2026	837,000	772,548
2.00%, 07/01/2035 to 05/01/2052	29,331,248	24,070,187
2.50%, 04/01/2028 to 04/01/2052	11,879,098	10,235,938
2.63%, 09/06/2024	2,025,000	1,964,971
3.00%, 10/01/2027 to 07/01/2052	6,904,769	6,180,782
3.50%, 08/01/2026 to 08/01/2049	3,287,167	3,051,065
4.00%, 03/01/2039 to 03/01/2049	2,264,250	2,166,120
4.50%, 10/01/2024 to 12/01/2048	898,970	880,440
5.00%, 05/01/2040 to 01/01/2053	4,100,552	4,022,289
5.50%, 12/01/2029 to 04/01/2053	621,727	621,977
6.00%, 11/01/2038 to 07/01/2053	631,796	638,188
6.50%, 10/01/2037	314	323
6.63%, 11/15/2030	871,000	1,010,586
7.25%, 05/15/2030	2,260,000	2,683,958
Federal National Mtg. Assoc. FRS
4.07%, (12 ML+1.82%), 10/01/2040	9,418	9,556
4.08%, (12 ML+1.83%), 10/01/2040	29,957	30,285
4.10%, (12 ML+1.77%), 05/01/2040	48,816	49,307
4.36%, (1 Yr USTYCR+2.22%), 10/01/2035	51,791	52,268
4.58%, (12 ML+1.57%), 05/01/2037	8,117	8,171
4.95%, (12 ML+1.91%), 08/01/2035	35,814	36,274
5.11%, (1 Yr USTYCR+2.27%), 11/01/2036	21,551	21,843
5.97%, (6 ML+1.54%), 09/01/2035	60,840	61,291
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,407,530	1,187,790
2.00%, July 30 TBA	4,500,000	3,781,934
2.50%, 07/20/2051 to 09/20/2051	2,768,753	2,399,067
3.00%, 02/20/2045 to 03/20/2052	1,140,399	1,032,319
3.00%, July 30 TBA	20,300,000	18,137,574
3.50%, 03/20/2045 to 07/20/2045	132,290	124,060
3.50%, July 30 TBA	14,300,000	13,197,895
4.00%, 03/15/2039 to 10/20/2052	1,574,391	1,501,960
4.50%, 09/15/2033 to 04/20/2047	310,004	305,252
4.50%, July 30 TBA	6,800,000	6,563,062
5.00%, 06/15/2033 to 08/15/2038	200,393	201,019
5.50%, 02/15/2032 to 05/20/2053	1,134,821	1,132,027
6.00%, 04/15/2028 to 12/15/2036	448,118	457,074
6.50%, 09/15/2028 to 12/15/2031	5,328	5,431
7.50%, 09/15/2030	6,879	6,869
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	517,398
Uniform Mtg. Backed Securities
2.00%, July 30 TBA	24,600,000	20,059,570
2.50%, July 30 TBA	7,600,000	6,443,969
3.00%, July 30 TBA	16,000,000	14,080,625
3.50%, July 30 TBA	19,100,000	17,404,129
4.00%, July 30 TBA	10,300,000	9,665,504
4.50%, July 30 TBA	25,895,000	24,895,615
5.50%, July 30 TBA	12,135,000	12,076,221
		234,047,681
Total U.S. Government & Agency Obligations (cost $586,119,499)		543,127,952

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Banks — 0.1%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*		$ 200,000	$ 198,810
Development Bank of Japan, Inc.
1.75%, 02/18/2025*		268,000	252,451
Industrial Bank of Korea
1.04%, 06/22/2025*		341,000	311,488
			762,749
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033		156,000	155,318
Sovereign — 1.3%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	10,630,000	2,157,449
Government of Bermuda
2.38%, 08/20/2030*		200,000	166,702
5.00%, 07/15/2032*		200,000	195,000
Government of Hungary
1.63%, 04/28/2032	EUR	1,240,000	1,025,641
Government of Macedonia
2.75%, 01/18/2025	EUR	410,000	425,336
3.68%, 06/03/2026*	EUR	480,000	489,076
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	426,791
2.75%, 04/14/2041	EUR	780,000	520,870
3.38%, 02/08/2038	EUR	255,000	199,514
4.63%, 04/03/2049	EUR	730,000	614,383
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	85,811
5.00%, 01/18/2053*		250,000	231,300
Republic of Angola
8.00%, 11/26/2029		325,000	275,064
Republic of Benin
4.95%, 01/22/2035*	EUR	585,000	448,634
Republic of Chile
1.25%, 01/22/2051	EUR	255,000	144,832
Republic of Costa Rica
6.55%, 04/03/2034*		245,000	245,857
Republic of Hungary
6.75%, 09/25/2052*		530,000	546,138
Republic of Indonesia
1.10%, 03/12/2033	EUR	1,075,000	868,636
Republic of Philippines
1.20%, 04/28/2033	EUR	740,000	613,982
1.75%, 04/28/2041	EUR	300,000	211,856
			9,892,872
Total Foreign Government Obligations (cost $13,842,587)			10,810,939
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		85,000	83,953
6.14%, 12/01/2039		335,000	316,380
6.32%, 11/01/2029		355,000	354,309
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		160,000	140,010
Security Description	Shares or Principal Amount	Value

Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	$ 925,000	$ 854,012
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	1,260,000	1,330,811
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	525,000	526,917
Total Municipal Securities (cost $3,868,826)		3,606,392
COMMON STOCKS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Ascent Resources– Marcellus LLC†(11)(12) (cost $36,240)	11,973	11,973
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. †(11) (cost $587)	587	0
Total Long-Term Investment Securities (cost $984,676,769)		906,649,566
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19%(13) (cost $2,791,519)	2,790,963	2,791,522
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(14)	2,455,000	2,455,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	2,535,000	2,535,000
BNP Paribas SA Joint Repurchase Agreement(14)	2,525,000	2,525,000
Deutsche Bank AG Joint Repurchase Agreement(14)	2,455,000	2,455,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	2,470,000	2,470,000
Total Repurchase Agreements (cost $12,440,000)		12,440,000
TOTAL INVESTMENTS (cost $999,908,288)	118.7%	921,881,088
Other assets less liabilities	(18.7)	(145,247,380)
NET ASSETS	100.0%	$776,633,708
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $129,217,306 representing 16.6% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2023.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

(3)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)	The SA Multi-Managed Diversified Fixed Income Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of June 30, 2023. Senior loans are generally considered to be restrictive in that the SA Multi-Managed Diversified Fixed Income Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Interest Only
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Securities classified as Level 3 (see Note 1).
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Ascent Resources– Marcellus LLC	03/30/2018	11,973	$36,240	$11,973	$1.00	0.0%
(13)	The rate shown is the 7-day yield as of June 30, 2023.
(14)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
BTL—Bank Term Loan
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 9,594	$ 38,614	$ 48,208
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,722	88,085	91,807
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(15,099)	(2,014)	(17,113)
								$(1,783)	$124,685	$122,902
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$1,720,000	USD	$1,720,000	1.000%	Quarterly	Jun 2027	$ 75,433	$(56,331)	$19,102
Centrally Cleared	Federative Republic of Brazil	1,710,000	USD	1,710,000	1.000	Quarterly	Jun 2028	86,516	(31,021)	55,495
				$3,430,000				$161,949	$(87,352)	$74,597
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
105	Short	Euro-BOBL	September 2023	$13,372,116	$13,257,593	$114,523
39	Short	Euro-BUND	September 2023	5,703,104	5,691,548	11,556
186	Short	U.S. Treasury 10 Year Notes	September 2023	21,293,031	20,881,406	411,625
3	Short	U.S. Treasury 5 Year Notes	September 2023	327,143	321,282	5,861
88	Short	U.S. Treasury Ultra 10 Year Notes	September 2023	10,547,664	10,422,500	125,164
18	Short	U.S. Treasury Ultra Bonds	September 2023	2,462,438	2,451,938	10,500
						$679,229
						Unrealized (Depreciation)
170	Long	U.S. Treasury 2 Year Notes	September 2023	$34,655,273	$34,568,437	$ (86,836)
37	Long	U.S. Treasury Long Bonds	September 2023	4,702,907	4,695,531	(7,376)
37	Short	Euro Buxl 30 Year Bonds	September 2023	5,508,282	5,636,268	(127,986)
						$(222,198)
		Net Unrealized Appreciation (Depreciation)				$457,031
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	5,574,000	USD	6,007,026	09/20/2023	$—	$ (98,582)
Goldman Sachs International	BRL	10,095,000	USD	2,032,086	09/20/2023	—	(47,363)
Unrealized Appreciation (Depreciation)						$—	$(145,945)
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$235,500,756	$—	$235,500,756
Loans	—	41,875	—	41,875
Asset Backed Securities	—	43,683,262	—	43,683,262
Collateralized Mortgage Obligations	—	69,866,417	—	69,866,417
U.S. Government & Agency Obligations	—	543,127,952	—	543,127,952
Foreign Government Obligations	—	10,810,939	—	10,810,939
Municipal Securities	—	3,606,392	—	3,606,392
Common Stocks	—	—	11,973	11,973
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	2,791,522	—	—	2,791,522
Repurchase Agreements	—	12,440,000	—	12,440,000
Total Investments at Value	$2,791,522	$919,077,593	$11,973	$921,881,088
Other Financial Instruments:†
Swaps	$—	$126,699	$—	$126,699
Futures Contracts	679,229	—	—	679,229
Total Other Financial Instruments	$679,229	$126,699	$—	$805,928
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$89,366	$—	$89,366
Futures Contracts	222,198	—	—	222,198
Forward Foreign Currency Contracts	—	145,945	—	145,945
Total Other Financial Instruments	$222,198	$235,311	$—	$457,509
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 6.1%
Auto Manufacturers — 0.8%
Honda Motor Co., Ltd.
2.27%, 03/10/2025	$ 2,130,000	$ 2,025,586
Toyota Motor Credit Corp.
2.50%, 03/22/2024	3,213,000	3,145,205
		5,170,791
Banks — 3.0%
Bank of America Corp.
1.73%, 07/22/2027	720,000	642,791
2.88%, 10/22/2030	755,000	650,020
3.46%, 03/15/2025	3,435,000	3,366,731
Citigroup, Inc.
3.07%, 02/24/2028	180,000	165,643
3.52%, 10/27/2028	435,000	404,007
Discover Bank
4.68%, 08/09/2028	2,400,000	2,194,338
Goldman Sachs Group, Inc.
1.43%, 03/09/2027	480,000	428,882
1.76%, 01/24/2025	640,000	623,138
3.81%, 04/23/2029	174,000	161,521
HSBC Holdings PLC
0.73%, 08/17/2024	960,000	952,959
1.16%, 11/22/2024	1,800,000	1,761,733
JPMorgan Chase & Co.
1.56%, 12/10/2025	834,000	780,873
1.58%, 04/22/2027	420,000	377,250
2.07%, 06/01/2029	1,672,000	1,433,956
2.52%, 04/22/2031	572,000	483,823
5.55%, 12/15/2025	1,385,000	1,379,148
Morgan Stanley
0.79%, 05/30/2025	685,000	650,706
UBS Group AG
1.49%, 08/10/2027*	1,286,000	1,104,457
Wells Fargo & Co.
3.20%, 06/17/2027	416,000	390,686
4.90%, 07/25/2033	465,000	446,034
5.39%, 04/24/2034	310,000	308,020
		18,706,716
Diversified Financial Services — 0.1%
BOC Aviation USA Corp.
1.63%, 04/29/2024*	963,000	929,130
Electric — 0.1%
Sempra Energy
3.30%, 04/01/2025	726,000	696,228
Healthcare-Products — 0.6%
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,782,284
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,672,302
Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,785,531
Oil & Gas — 0.6%
Exxon Mobil Corp.
2.71%, 03/06/2025	3,670,000	3,522,661
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	$ 1,180,000	$ 1,102,408
Total Corporate Bonds & Notes (cost $39,590,867)		38,368,051
ASSET BACKED SECURITIES — 5.7%
Other Asset Backed Securities — 5.7%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	2,500,000	2,142,156
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 6.54%, (1 ML+1.35%), 11/15/2036*	1,082,000	1,060,384
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 6.70%, (3 ML+1.45%), 07/20/2029*	3,000,000	2,972,157
Series 2017-1A, Class C 7.66%, (3 ML+2.40%), 07/18/2029*	1,500,000	1,481,748
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 6.27%, (3 ML+1.02%), 04/20/2031*	2,770,000	2,738,012
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	2,586,810	2,244,786
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	1,926,064
FS Rialto FRS
Series 2019-FL1, Class B 7.06%, (1 ML+1.90%), 12/16/2036*	2,000,000	1,970,658
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 6.29%, (3 ML+1.03%), 04/15/2031*	2,000,000	1,981,062
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class B 7.65%, (TSFR3M+2.60%), 07/20/2031*	2,000,000	1,979,230
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 6.39%, (3 ML+1.13%), 01/17/2031*	2,689,513	2,677,628
Series 2018-2A, Class A2 6.91%, (3 ML+1.65%), 07/16/2031*	2,000,000	1,964,456
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 6.76%, (3 ML+1.50%), 10/15/2029*	3,053,000	3,003,322
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	668,294	618,345
Stack Infrastructure Issuer LLC
Series 2019-1A, Class A2 4.54%, 02/25/2044*	1,404,584	1,383,070

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	$ 1,371,961	$ 1,241,131
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,798,867
Wellfleet CLO, Ltd.
Series 2022-1A, Class B2 4.78%, 04/15/2034*	1,750,000	1,576,944
Total Asset Backed Securities (cost $36,956,140)		35,760,020
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.7%
Commercial and Residential — 4.8%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(1)	1,717,910	1,693,269
BANK VRS
Series 2020-BN29, Class XA 1.44%, 11/15/2053(1)(2)	7,074,592	499,736
Bellemeade Re, Ltd. FRS
Series 2019-3A, Class M1C 7.10%, (1 ML+1.95%), 07/25/2029*	2,279,741	2,284,757
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.54%, 03/09/2044*(1)	1,504,846	1,227,677
CHNGE Mtg. Trust
Series 2023-1, Class A1 7.07%, 03/25/2058*(3)	1,279,041	1,267,716
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	1,426,587	1,387,949
Credit Suisse Mtg. Capital Certificates FRS
Series 2019-ICE4, Class D 6.79%, (1 ML+1.60%), 05/15/2036*	2,992,555	2,956,471
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,698,218
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	2,100,000	2,027,672
Extended Stay America Trust FRS
Series 2021-ESH, Class E 8.04%, (1 ML+2.85%), 07/15/2038*	2,379,469	2,306,311
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,633,162
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	290,211	251,835
MTN Commercial Mtg. Trust FRS
Series 2022-LPFL, Class D 8.09%, (TSFR1M+2.94%), 03/15/2039*	2,973,000	2,870,525
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(1)	$ 770,466	$ 705,734
Verus Securitization Trust
Series 2020-1, Class A3 2.72%, 01/25/2060*(3)	2,102,979	1,957,073
Verus Securitization Trust VRS
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(1)	3,253,000	2,922,680
		29,690,785
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP2, Class M3AS 6.15%, (1 ML+1.00%), 02/25/2047*	1,156,181	1,146,065
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1A 7.07%, (SOFR30A+2.00%), 04/25/2042*	1,271,424	1,274,996
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 6.15%, (1 ML+1.00%), 05/25/2030	656,154	654,243
Series 2017-C01, Class 1EB1 6.40%, (1 ML+1.25%), 07/25/2029	352,700	352,624
Series 2017-C02, Class 2ED3 6.50%, (1 ML+1.35%), 09/25/2029	871,169	872,049
Series 2022-R03, Class 1M1 7.17%, (SOFR30A+2.10%), 03/25/2042*	690,402	693,045
Series 2019-R03, Class 1M2 7.30%, (1 ML+2.15%), 09/25/2031*	10,292	10,305
Series 2022-R06, Class 1M1 7.82%, (SOFR30A+2.75%), 05/25/2042*	669,914	682,954
		5,686,281
Total Collateralized Mortgage Obligations (cost $36,881,221)		35,377,066
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.5%
U.S. Government — 52.5%
United States Treasury Bonds TIPS
0.13%, 02/15/2051 to 02/15/2052(4)	8,903,419	5,899,510
0.25%, 02/15/2050(4)	6,841,486	4,778,952
0.63%, 02/15/2043(4)	13,192,600	10,813,809
0.75%, 02/15/2042 to 02/15/2045(4)	35,681,818	29,917,839
0.88%, 02/15/2047(4)	13,859,305	11,616,642

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
1.00%, 02/15/2046 to 02/15/2049(4)		$24,268,082	$ 20,956,229
1.75%, 01/15/2028(4)		723,905	715,429
2.13%, 02/15/2041(4)		13,088,628	14,035,508
2.50%, 01/15/2029(4)		3,319,916	3,418,476
United States Treasury Notes TIPS
0.13%, 10/15/2024 to 01/15/2032(4)		93,335,549	84,596,202
0.13%, 10/15/2026(4)(5)(6)		35,852,677	33,514,550
0.25%, 07/15/2029(4)		15,059,279	13,748,357
0.38%, 01/15/2027(4)		2,511,280	2,356,115
0.50%, 04/15/2024 to 01/15/2028(4)		20,227,965	19,405,908
0.63%, 07/15/2032(4)		6,420,170	5,899,283
0.75%, 07/15/2028(4)		12,941,214	12,261,548
0.88%, 01/15/2029(4)		38,985,595	36,896,211
1.13%, 01/15/2033(4)		17,361,162	16,629,586
1.25%, 04/15/2028(4)		1,971,860	1,907,774
			329,367,928
U.S. Government Agency — 16.0%
Federal Home Loan Bank
4.63%, 06/06/2025		8,200,000	8,141,197
Federal Home Loan Mtg. Corp.
2.50%, 10/01/2051		3,069,078	2,608,094
3.50%, 08/01/2052		2,976,760	2,713,542
4.50%, 10/01/2052		2,779,454	2,672,539
6.25%, 07/15/2032		18,600,000	21,606,725
Federal National Mtg. Assoc.
2.50%, 01/01/2052		12,034,900	10,271,878
4.00%, 09/01/2052		14,766,662	13,878,942
5.50%, 01/01/2053		6,036,428	6,007,590
6.63%, 11/15/2030		23,350,000	27,092,068
Government National Mtg. Assoc.
5.50%, 12/20/2052		2,721,965	2,710,845
Tennessee Valley Authority
3.88%, 03/15/2028		2,525,000	2,484,332
			100,187,752
Total U.S. Government & Agency Obligations (cost $493,034,364)			429,555,680
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
Sovereign — 2.9%
Government of Canada
3.50%, 03/01/2028	CAD	11,500,000	8,613,346
3.75%, 05/01/2025	CAD	12,500,000	9,301,000
Total Foreign Government Obligations (cost $17,769,140)			17,914,346
MUNICIPAL SECURITIES — 0.2%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,413,573)		1,570,000	1,392,013
Total Long-Term Investment Securities (cost $625,645,305)			558,367,176
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 8.0%
Unaffiliated Investment Companies — 8.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(7) (cost $49,932,792)	49,932,792	$ 49,932,792
TOTAL INVESTMENTS (cost $675,578,097)	97.1%	608,299,968
Other assets less liabilities	2.9	18,445,592
NET ASSETS	100.0%	$626,745,560
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At June 30, 2023, the aggregate value of these securities was $68,378,156 representing 10.9% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2023.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of June 30, 2023.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 424	$ (105,084)	$ (104,660)
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	597	(535,656)	(535,059)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	597	(541,825)	(541,228)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	488	(528,369)	(527,881)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	530	(102,184)	(101,654)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	624	(153,295)	(152,671)
Centrally Cleared	25,000,000	USD	Fixed 3.990	12-Month USA CPI	Maturity	Maturity	Jun 2024	292	(128,291)	(127,999)
Centrally Cleared	13,550,000	USD	Fixed 2.900	12-Month USA CPI	Maturity	Maturity	Oct 2023	145	55,520	55,665
Centrally Cleared	10,000,000	USD	Fixed 2.875	12-Month USA CPI	Maturity	Maturity	Dec 2023	217	33,596	33,813
Centrally Cleared	20,000,000	USD	Fixed 2.310	12-Month USA CPI	Maturity	Maturity	Jan 2026	479	145,459	145,938
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	529	81,096	81,625
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	547	86,820	87,367
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	523	(5,436)	(4,913)
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	524	13,808	14,332
								$6,516	$(1,683,841)	$(1,677,325)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	U.S. Treasury Ultra Bonds	September 2023	$402,403	$408,656	$6,253
						Unrealized (Depreciation)
132	Long	U.S. Treasury 10 Year Notes	September 2023	$14,973,500	$14,819,063	$ (154,437)
391	Long	U.S. Treasury 2 Year Notes	September 2023	80,439,620	79,507,407	(932,213)
405	Long	U.S. Treasury 5 Year Notes	September 2023	44,018,186	43,372,968	(645,218)
118	Long	U.S. Treasury Ultra 10 Year Notes	September 2023	14,063,995	13,975,625	(88,370)
						$(1,820,238)
		Net Unrealized Appreciation (Depreciation)				$(1,813,985)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co., Inc.	CAD	23,413,947	USD	17,561,413	09/15/2023	$—	$(132,700)
CAD—Canadian Dollar
USD—United States Dollar

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$38,368,051	$—	$38,368,051
Asset Backed Securities	—	35,760,020	—	35,760,020
Collateralized Mortgage Obligations	—	35,377,066	—	35,377,066
U.S. Government & Agency Obligations	—	429,555,680	—	429,555,680
Foreign Government Obligations	—	17,914,346	—	17,914,346
Municipal Securities	—	1,392,013	—	1,392,013
Short-Term Investments	49,932,792	—	—	49,932,792
Total Investments at Value	$49,932,792	$558,367,176	$—	$608,299,968
Other Financial Instruments:†
Swaps	$—	$416,299	$—	$416,299
Futures Contracts	6,253	—	—	6,253
Total Other Financial Instruments	$6,253	$416,299	$—	$422,552
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$2,100,140	$—	$2,100,140
Futures Contracts	1,820,238	—	—	1,820,238
Forward Foreign Currency Contracts	—	132,700	—	132,700
Total Other Financial Instruments	$1,820,238	$2,232,840	$—	$4,053,078
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 2.8%
Raytheon Technologies Corp.	95,803	$ 9,384,862
Agriculture — 3.1%
Philip Morris International, Inc.	106,206	10,367,830
Airlines — 2.9%
Southwest Airlines Co.	271,444	9,828,987
Banks — 12.8%
Bank of America Corp.	255,721	7,336,636
Citigroup, Inc.	163,153	7,511,564
JPMorgan Chase & Co.	70,491	10,252,211
Morgan Stanley	72,671	6,206,103
Wells Fargo & Co.	272,603	11,634,696
		42,941,210
Chemicals — 3.6%
FMC Corp.	114,526	11,949,643
Electric — 9.8%
AES Corp.	275,284	5,706,637
FirstEnergy Corp.	322,522	12,539,656
PG&E Corp.†	832,093	14,378,567
		32,624,860
Healthcare-Products — 2.3%
Baxter International, Inc.	167,907	7,649,843
Healthcare-Services — 4.6%
Centene Corp.†	121,683	8,207,518
Humana, Inc.	16,434	7,348,135
		15,555,653
Insurance — 2.7%
MetLife, Inc.	160,661	9,082,166
Internet — 2.6%
Alphabet, Inc., Class A†	71,594	8,569,802
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	19,067	4,691,435
Mining — 6.4%
Barrick Gold Corp.	560,567	9,490,399
Freeport-McMoRan, Inc.	294,641	11,785,640
		21,276,039
Oil & Gas — 4.8%
Chevron Corp.	47,104	7,411,814
Marathon Petroleum Corp.	75,221	8,770,769
		16,182,583
Oil & Gas Services — 3.4%
TechnipFMC PLC†	677,379	11,258,039
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	138,415	8,851,639
Cigna Group	39,617	11,116,530
		19,968,169
Security Description	Shares or Principal Amount	Value

Pipelines — 2.9%
Williams Cos., Inc.	297,582	$ 9,710,101
Retail — 3.6%
Lowe's Cos., Inc.	51,814	11,694,420
Qurate Retail, Inc., Series A†	536,379	530,908
		12,225,328
Semiconductors — 5.9%
Applied Materials, Inc.	73,004	10,551,998
QUALCOMM, Inc.	76,622	9,121,083
		19,673,081
Software — 3.3%
Teradata Corp.†	207,871	11,102,390
Telecommunications — 11.1%
Cisco Systems, Inc.	259,990	13,451,883
Corning, Inc.	318,646	11,165,356
Verizon Communications, Inc.	334,296	12,432,468
		37,049,707
Transportation — 2.7%
CSX Corp.	165,349	5,638,401
Union Pacific Corp.	16,443	3,364,566
		9,002,967
Total Common Stocks (cost $251,131,597)		330,094,695
PREFERRED STOCKS — 0.2%
Retail — 0.2%
Qurate Retail, Inc. 8.00% (cost $2,754,746)	16,306	611,801
Total Long-Term Investment Securities (cost $253,886,343)		330,706,496
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.52% dated 06/30/2023, to be repurchased 07/03/2023 in the amount of $3,288,990 and collateralized by $4,065,700 of United States Treasury Notes, bearing interest at 1.13% due 02/15/2031 and having an approximate value of $3,354,425 (cost $3,288,574)	$3,288,574	3,288,574
TOTAL INVESTMENTS (cost $257,174,917)	99.9%	333,995,070
Other assets less liabilities	0.1	314,972
NET ASSETS	100.0%	$334,310,042
†	Non-income producing security

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$330,094,695	$—	$—	$330,094,695
Preferred Stocks	611,801	—	—	611,801
Repurchase Agreements	—	3,288,574	—	3,288,574
Total Investments at Value	$330,706,496	$3,288,574	$—	$333,995,070
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 58.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	500,798	$ 10,025,966
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,497,403	16,276,767
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,330,081	19,099,966
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	218,855	2,545,280
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	391,482	6,396,815
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	400,198	4,166,059
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	298,739	5,556,551
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	327,078	17,560,820
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	258,372	3,371,759
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	385,314	4,766,332
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	728,512	14,133,133
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	208,343	3,339,740
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	215,624	4,036,485
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	635,290	3,856,212
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	603,968	12,043,119
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	406,101	6,168,678
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	464,990	16,093,295
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	506,175	8,027,931
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	793,328	16,874,089
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	718,256	23,644,972
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	858,009	16,070,512
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,260,981	16,203,608
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	238,056	5,144,391
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	295,819	3,996,519
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	260,670	2,982,064
Total Domestic Equity Investment Companies (cost $262,978,027)		242,381,063
International Equity Investment Companies — 21.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,755,036	23,417,809
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	286,574	$ 3,906,008
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	788,263	12,643,741
SunAmerica Series Trust SA International Index Portfolio, Class 1	404,750	5,039,130
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	662,868	4,971,510
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,755,897	16,716,141
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	426,080	5,658,345
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,485,776	16,581,256
Total International Equity Investment Companies (cost $90,807,315)		88,933,940
Domestic Fixed Income Investment Companies — 20.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	673,272	6,052,716
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,849,042	18,434,951
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	205,934	2,158,190
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	999,694	11,496,478
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	997,615	9,397,537
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	646,406	6,295,993
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,672,575	13,531,129
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	759,254	3,834,231
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	946,370	12,416,378
Total Domestic Fixed Income Investment Companies (cost $93,301,270)		83,617,603
TOTAL INVESTMENTS (cost $447,086,612)	100.0%	414,932,606
Other assets less liabilities	(0.0)	(181,856)
NET ASSETS	100.0%	$414,750,750
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$414,932,606	$—	$—	$414,932,606
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 48.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	486,601	$ 9,741,759
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,385,574	15,061,191
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,217,186	17,478,796
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	224,545	2,611,463
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	302,963	4,950,417
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	281,079	2,926,037
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	337,447	6,276,511
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	321,308	17,251,008
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	257,311	3,357,908
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	392,954	4,860,836
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	705,742	13,691,389
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	195,367	3,131,737
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	244,757	4,581,855
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	566,960	3,441,446
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	588,092	11,726,547
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	422,338	6,415,308
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	442,424	15,312,282
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	467,329	7,411,842
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	733,846	15,608,896
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	636,821	20,964,145
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	866,404	16,227,739
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,204,108	15,472,791
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	260,458	5,628,505
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	268,837	3,631,989
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	235,071	2,689,208
Total Domestic Equity Investment Companies (cost $240,504,795)		230,451,605
Domestic Fixed Income Investment Companies — 34.8%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	1,084,902	9,753,269
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,882,161	$ 38,705,142
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	349,653	3,664,366
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,570,483	18,060,560
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,838,271	17,316,514
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,307,187	12,732,000
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,687,278	29,830,076
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,572,096	7,939,085
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,064,647	27,088,172
Total Domestic Fixed Income Investment Companies (cost $186,403,650)		165,089,184
International Equity Investment Companies — 16.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,452,514	20,846,366
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	222,736	3,035,897
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	712,360	11,426,250
SunAmerica Series Trust SA International Index Portfolio, Class 1	330,912	4,119,851
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	568,947	4,267,104
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,542,347	14,683,141
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	399,978	5,311,708
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,365,608	15,240,192
Total International Equity Investment Companies (cost $78,828,746)		78,930,509
TOTAL INVESTMENTS (cost $505,737,191)	100.0%	474,471,298
Other assets less liabilities	(0.0)	(207,164)
NET ASSETS	100.0%	$474,264,134
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$474,471,298	$—	$—	$474,471,298
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Fixed Income Investment Companies — 44.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	651,929	$ 5,860,843
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,228,019	32,183,354
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	231,073	2,421,642
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	919,263	10,571,525
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,251,827	11,792,211
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,137,647	11,080,678
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,936,343	23,755,012
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,011,607	5,108,616
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,602,146	21,020,152
Total Domestic Fixed Income Investment Companies (cost $140,281,443)		123,794,033
Domestic Equity Investment Companies — 42.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	194,665	3,897,184
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	714,718	7,768,988
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	637,707	9,157,477
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	102,721	1,194,648
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	130,383	2,130,453
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	176,695	1,839,397
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	175,326	3,261,066
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	166,839	8,957,590
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	127,608	1,665,278
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	192,021	2,375,294
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	359,038	6,965,336
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	115,563	1,852,482
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	111,427	2,085,905
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	301,734	1,831,524
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	273,612	5,455,827
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	232,433	3,530,658
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	256,233	$ 8,868,228
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	242,026	3,838,537
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	375,054	7,977,392
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	300,788	9,901,943
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	461,177	8,637,854
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	626,159	8,046,148
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	165,135	3,568,574
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	165,473	2,235,541
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	126,071	1,442,248
Total Domestic Equity Investment Companies (cost $124,943,021)		118,485,572
International Equity Investment Companies — 12.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,188,803	10,104,825
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	75,477	1,028,757
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	316,084	5,069,979
SunAmerica Series Trust SA International Index Portfolio, Class 1	145,077	1,806,213
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	223,134	1,673,508
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	686,892	6,539,207
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	155,814	2,069,212
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	596,119	6,652,688
Total International Equity Investment Companies (cost $35,285,929)		34,944,389
TOTAL INVESTMENTS (cost $300,510,393)	100.0%	277,223,994
Other assets less liabilities	(0.0)	(134,285)
NET ASSETS	100.0%	$277,089,709
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$277,223,994	$—	$—	$277,223,994
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 59.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	808,036	$ 7,264,242
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,898,563	38,868,673
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	267,471	2,803,100
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	659,258	7,581,470
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,401,140	13,198,734
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,283,378	12,500,102
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,701,873	29,948,154
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	828,677	4,184,821
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,962,650	25,749,963
Total Domestic Fixed Income Investment Companies (cost $161,493,513)		142,099,259
Domestic Equity Investment Companies — 31.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	141,044	2,823,703
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	415,817	4,519,928
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	329,447	4,730,864
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	71,662	833,424
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	86,927	1,420,383
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	109,597	1,140,907
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	119,018	2,213,737
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	98,688	5,298,554
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	92,333	1,204,951
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	134,349	1,661,895
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	240,709	4,669,763
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	69,139	1,108,305
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	84,238	1,576,926
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	201,752	1,224,634
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	153,353	3,057,859
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	136,676	2,076,104
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	172,514	$ 5,970,706
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	151,640	2,405,015
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	265,799	5,653,537
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	174,967	5,759,917
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	312,119	5,845,992
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	375,666	4,827,308
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	139,817	3,021,443
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	97,315	1,314,727
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	87,822	1,004,681
Total Domestic Equity Investment Companies (cost $80,861,589)		75,365,263
International Equity Investment Companies — 8.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	682,535	5,801,545
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	41,411	564,434
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	180,354	2,892,878
SunAmerica Series Trust SA International Index Portfolio, Class 1	60,216	749,694
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	114,427	858,199
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	404,757	3,853,283
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	107,156	1,423,037
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	394,403	4,401,544
Total International Equity Investment Companies (cost $21,031,674)		20,544,614
TOTAL INVESTMENTS (cost $263,386,776)	100.1%	238,009,136
Other assets less liabilities	(0.1)	(119,921)
NET ASSETS	100.0%	$237,889,215
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$238,009,136	$—	$—	$238,009,136
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by an independent pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee ("Valuation Designee") to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Derivative Instruments:
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or un-

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

derlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.
A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support pro-

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

vider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
The following table represents the Portfolio’s objectives for using derivative instruments for the period ended June 30, 2023:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA Multi-Managed Growth	1,2	3	6	2	4,5	—
SA Multi-Managed Moderate Growth	1,2	3	6	2	4,5	—
SA Multi-Managed Income/Equity	2	3	6	2	4,5	—
SA Multi-Managed Income	2	3	6	2	4,5	—
SA Putnam Asset Allocation Diversified Growth	1,2	3	—	—	—	5
SA Multi-Managed Large Cap Growth	1	—	6	—	—	—
SA Multi-Managed Large Cap Value	1	3	—	—	—	—
SA Multi-Managed Mid Cap Growth	1	—	—	—	—	—
SA Multi-Managed Mid Cap Value	1	—	—	—	—	—
SA Multi-Managed Small Cap	1	—	—	—	—	—
SA Multi-Managed International Equity	1	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	2	3	—	2	4,5	—
SA American Century Inflation Protection	2	3	—	5	—	—

(1)  To manage exposures in certain securities markets.
(2)  To manage interest rate risk and the duration of the portfolio.
(3) To manage foreign currency exchange rate risk.
(4) To manage credit risk.
(5) To manage against or gain exposure to certain securities and/or sectors.
(6) To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
Note 2.    Repurchase Agreements
As of June 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.61%	$65,000
SA Multi-Managed Moderate Growth Portfolio	0.75	80,000
SA Multi-Managed Income/Equity Portfolio	0.65	70,000
SA Multi-Managed Income Portfolio	0.09	10,000
SA Multi-Managed Large Cap Value Portfolio	4.16	445,000
SA Multi-Managed Mid Cap Growth Portfolio	1.82	195,000
SA Multi-Managed Diversified Fixed Income Portfolio	22.93	2,455,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Bank of America Securities LLC, dated June 30, 2023, bearing interest at a rate of 5.03% per annum, with a principal amount of $10,705,000, a repurchase price of $10,709,487, and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	08/15/2029	$12,444,000	$10,918,801

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

As of June 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.73%	$80,000
SA Multi-Managed Moderate Growth Portfolio	0.86	95,000
SA Multi-Managed Income/Equity Portfolio	0.68	75,000
SA Multi-Managed Income Portfolio	0.18	20,000
SA Multi-Managed Large Cap Value Portfolio	4.23	465,000
SA Multi-Managed Mid Cap Growth Portfolio	1.95	215,000
SA Multi-Managed Diversified Fixed Income Portfolio	23.05	2,535,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Barclays Capital, Inc., dated June 30, 2023, bearing interest at a rate of 5.05% per annum, with a principal amount of $11,000,000, a repurchase price of $11,004,629 and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	10/15/2025	$11,249,000	$11,225,616
As of June 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.59%	$65,000
SA Multi-Managed Moderate Growth Portfolio	0.73	80,000
SA Multi-Managed Income/Equity Portfolio	0.64	70,000
SA Multi-Managed Income Portfolio	0.09	10,000
SA Multi-Managed Large Cap Value Portfolio	4.14	455,000
SA Multi-Managed Mid Cap Growth Portfolio	1.82	200,000
SA Multi-Managed Diversified Fixed Income Portfolio	22.95	2,525,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
BNP Paribas SA, dated June 30, 2023, bearing interest at a rate of 5.04% per annum, with a principal amount of $11,000,000, a repurchase price of $11,004,620, and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.88%	08/15/2040	$11,226,200	$11,221,238
As of June 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.61%	$65,000
SA Multi-Managed Moderate Growth Portfolio	0.75	80,000
SA Multi-Managed Income/Equity Portfolio	0.65	70,000
SA Multi-Managed Income Portfolio	0.09	10,000
SA Multi-Managed Large Cap Value Portfolio	4.16	445,000
SA Multi-Managed Mid Cap Growth Portfolio	1.82	195,000
SA Multi-Managed Diversified Fixed Income Portfolio	22.93	2,455,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Deutsche Bank AG, dated June 30, 2023, bearing interest at a rate of 5.03% per annum, with a principal amount of $10,705,000, a repurchase price of $10,709,487, and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.00%	02/15/2047	$12,999,000	$10,986,504

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

As of June 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.60%	$65,000
SA Multi-Managed Moderate Growth Portfolio	0.74	80,000
SA Multi-Managed Income/Equity Portfolio	0.65	70,000
SA Multi-Managed Income Portfolio	0.09	10,000
SA Multi-Managed Large Cap Value Portfolio	4.13	445,000
SA Multi-Managed Mid Cap Growth Portfolio	1.81	195,000
SA Multi-Managed Diversified Fixed Income Portfolio	22.92	2,470,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
RBS Securities, Inc., dated June 30, 2023, bearing interest at a rate of 5.03% per annum, with a principal amount of $10,775,000 a repurchase price of $10,779,517, and a maturity date of July 3, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.63%	03/15/2026	$10,835,000	$10,996,478
Note 3.    Transactions with Affiliates:
As disclosed in the Portfolio of  Investments, certain Portfolios owned shares of various portfolios of the Seasons Series Trust, SunAmerica Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended June 30, 2023, transactions in these securities were as follows:
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2023
American International Group, Inc.	$2,988	$—	$430,376	$—	$24,858	$(1,161)	$62,292	$466,649
SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$5,650,968	$566,661	$66,832	$(5,047)	$(93,034)	$6,052,716
SA Columbia Focused Value Portfolio, Class 1	—	—	9,724,688	115,545	115,841	243	301,331	10,025,966
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	18,583,119	206,648	207,178	(44,384)	(103,254)	18,434,951
SA Multi-Managed International Equity Portfolio, Class 1	—	—	22,702,535	253,311	253,960	(40,864)	756,787	23,417,809
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	14,593,598	157,763	258,168	(95,013)	1,878,587	16,276,767
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	18,287,550	206,647	207,178	(18,379)	831,326	19,099,966
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,394,036	26,666	26,733	(19,727)	171,038	2,545,280
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	6,098,761	68,882	69,059	113	298,118	6,396,815
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,075,855	48,885	1,049,010	(422,083)	512,412	4,166,059
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	4,974,489	53,328	153,465	(112,223)	794,422	5,556,551
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	15,989,197	182,206	182,673	15,976	1,556,114	17,560,820
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,226,810	35,552	35,644	7,380	137,661	3,371,759
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	2,137,638	22,220	22,277	125	20,484	2,158,190
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	3,874,546	46,663	46,782	(1,607)	33,188	3,906,008
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	8,059,535	3,608,880	109,158	(23,552)	(39,227)	11,496,478

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2023
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	$—	$—	$5,655,014	$58,632	$1,057,673	$(194,848)	$305,207	$4,766,332
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	12,138,861	148,875	149,257	4,028	501,234	12,643,741
SA Fixed Income Index Portfolio, Class 1	—	—	9,487,437	108,879	109,158	(14,637)	(74,984)	9,397,537
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	6,347,908	71,105	71,287	(8,490)	(43,243)	6,295,993
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	15,739,847	155,541	2,059,026	(361,949)	658,720	14,133,133
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,382,815	35,552	185,644	(13,209)	120,226	3,339,740
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	4,187,610	42,219	442,327	68,118	180,865	4,036,485
SA International Index Portfolio, Class 1	—	—	4,889,552	48,884	49,010	7,435	142,269	5,039,130
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,747,858	48,885	49,010	(30,805)	139,284	3,856,212
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	10,997,366	122,212	122,525	(17,465)	1,063,531	12,043,119
SA Janus Focused Growth Portfolio, Class 1	—	—	5,650,839	57,773	157,921	(13,103)	631,090	6,168,678
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,845,525	53,328	53,465	(17,555)	143,677	4,971,510
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	17,833,473	177,762	2,281,304	(135,197)	498,561	16,093,295
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	13,614,944	151,098	151,485	(19,780)	(63,648)	13,531,129
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,505,677	95,547	95,792	(12,968)	535,467	8,027,931
SA Large Cap Growth Index Portfolio, Class 1	—	—	15,285,867	175,540	175,990	39,723	1,548,949	16,874,089
SA Large Cap Index Portfolio, Class 1	—	—	21,761,986	250,229	251,980	62,091	1,822,646	23,644,972
SA Large Cap Value Index Portfolio, Class 1	—	—	9,446,649	5,818,874	163,135	29,285	938,839	16,070,512
SA MFS Blue Chip Growth, Class 1	—	—	14,410,110	155,542	255,940	(33,423)	1,927,319	16,203,608
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	4,777,482	55,551	55,693	(10,261)	377,312	5,144,391
SA Mid Cap Index Portfolio, Class 1	—	—	3,815,749	39,996	40,099	5,887	174,986	3,996,519
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	16,189,719	173,318	173,762	(25,226)	552,092	16,716,141
SA PIMCO RAE International Value Portfolio, Class 1	—	—	6,727,251	51,106	1,301,238	(53,242)	234,468	5,658,345
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	3,735,508	57,773	57,921	(4,988)	103,859	3,834,231
SA Putnam International Growth and Income Portfolio, Class 1	—	—	16,774,722	168,874	1,169,307	173,282	633,685	16,581,256
SA Small Cap Index Portfolio, Class 1	—	—	3,290,284	31,108	481,188	(7,517)	149,377	2,982,064
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	12,539,665	139,987	140,346	(29,298)	(93,630)	12,416,378
	$—	$—	$396,153,043	$14,094,047	$14,105,441	$(1,373,154)	$20,164,111	$414,932,606
† Includes reinvestment of distributions paid.
SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$9,093,222	$1,028,433	$207,564	$(17,626)	$(143,196)	$9,753,269
SA Columbia Focused Value Portfolio, Class 1	—	—	9,648,715	31,276	228,320	(2,251)	292,339	9,741,759
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	39,779,571	120,841	882,146	(143,235)	(169,889)	38,705,142
SA Multi-Managed International Equity Portfolio, Class 1	—	—	20,600,035	63,262	461,829	68,451	576,447	20,846,366
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	13,647,908	39,096	285,400	(91,086)	1,750,673	15,061,191
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	17,069,564	53,312	389,182	(14,803)	759,905	17,478,796
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,505,575	7,819	57,080	(31,187)	186,336	2,611,463
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	4,814,416	14,928	108,971	(11,387)	241,431	4,950,417
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	4,461,313	10,662	1,577,836	(496,609)	528,507	2,926,037
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	5,591,515	14,217	103,782	(60,661)	835,222	6,276,511

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2023
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$16,010,470	$49,758	$363,237	$49,317	$1,504,700	$17,251,008
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,803,907	11,373	583,025	104,751	20,902	3,357,908
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	3,700,692	11,372	83,025	1,273	34,054	3,664,366
SA Emerging Market Equity Index, Class 1	—	—	3,074,264	9,952	72,647	(8,216)	32,544	3,035,897
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	14,460,062	4,049,758	363,237	(64,155)	(21,868)	18,060,560
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	5,855,031	18,785	1,125,396	(209,003)	321,419	4,860,836
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	11,183,289	34,119	249,076	5,030	452,888	11,426,250
SA Fixed Income Index Portfolio, Class 1	—	—	17,828,425	54,732	399,560	(26,127)	(140,956)	17,316,514
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,087,502	39,807	290,589	(15,772)	(88,948)	12,732,000
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	15,495,934	41,937	2,130,621	(378,572)	662,711	13,691,389
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,291,762	9,241	267,458	5,117	93,075	3,131,737
SA Franklin US Equity Small Beta Portfolio, Class 1	—	—	4,377,957	12,084	88,215	13,825	266,204	4,581,855
SA International Index Portfolio, Class 1	—	—	4,067,788	11,373	83,025	13,784	109,931	4,119,851
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,427,462	12,795	93,404	(45,005)	139,598	3,441,446
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	10,903,715	31,986	233,509	(49,171)	1,073,526	11,726,547
SA Janus Focused Growth Portfolio, Class 1	—	—	5,868,405	15,639	114,160	(27,958)	673,382	6,415,308
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,239,393	12,795	93,404	(7,635)	115,955	4,267,104
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	17,674,087	46,915	2,756,945	(24,894)	373,119	15,312,282
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	30,598,132	92,407	674,582	(89,095)	(96,786)	29,830,076
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,086,084	24,879	181,618	(33,530)	516,027	7,411,842
SA Large Cap Growth Index Portfolio, Class 1	—	—	14,412,935	44,782	326,913	74,636	1,403,456	15,608,896
SA Large Cap Index Portfolio, Class 1	—	—	19,675,233	60,115	450,593	143,666	1,535,724	20,964,145
SA Large Cap Value Index Portfolio, Class 1	—	—	10,460,115	5,129,048	349,118	55,584	932,110	16,227,739
SA MFS Blue Chip Growth, Class 1	—	—	13,919,797	41,939	306,156	(30,625)	1,847,836	15,472,791
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	5,336,116	17,771	129,727	(25,456)	429,801	5,628,505
SA Mid Cap Index Portfolio, Class 1	—	—	3,535,740	10,662	77,836	13,010	150,413	3,631,989
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	14,484,578	42,650	311,346	(39,902)	507,161	14,683,141
SA PIMCO RAE International Value, Class 1	—	—	6,217,587	11,372	1,083,025	(47,514)	213,288	5,311,708
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	7,920,741	29,855	217,942	(4,254)	210,685	7,939,085
SA Putnam International Growth and Income Portfolio, Class 1	—	—	15,776,733	45,492	1,332,102	53,994	696,075	15,240,192
SA Small Cap Index Portfolio, Class 1	—	—	3,261,665	7,819	707,080	(29,795)	156,599	2,689,208
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	27,891,232	84,588	617,502	(102,671)	(167,475)	27,088,172
	$—	$—	$466,138,667	$11,501,646	$20,458,183	$(1,525,757)	$18,814,925	$474,471,298
† Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$5,649,873	$440,039	$134,027	$(10,557)	$(84,485)	$5,860,843
SA Columbia Focused Value Portfolio, Class 1	—	—	3,849,016	29,298	98,069	(346)	117,285	3,897,184
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	32,994,165	234,374	784,550	(140,491)	(120,144)	32,183,354
SA Multi-Managed International Equity Portfolio, Class 1	—	—	9,960,658	71,288	238,634	(19,765)	331,278	10,104,825
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	7,174,659	46,874	306,910	(120,033)	974,398	7,768,988

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2023
SA Multi-Managed Large Cap Value Portfolio, Class 1	$—	$—	$8,917,724	$64,453	$215,751	$129	$390,922	$9,157,477
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,146,510	9,766	32,690	(17,805)	88,867	1,194,648
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,268,097	14,648	249,034	(3,958)	100,700	2,130,453
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,652,385	16,601	855,572	(317,809)	343,792	1,839,397
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,964,667	19,531	125,379	(78,853)	481,100	3,261,066
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	8,294,120	60,547	202,675	33,078	772,520	8,957,590
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,830,551	12,695	242,496	37,265	27,263	1,665,278
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	2,439,619	17,578	58,841	872	22,414	2,421,642
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	1,038,825	7,813	26,152	(1,137)	9,408	1,028,757
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	8,382,730	2,468,359	228,827	(19,318)	(31,419)	10,571,525
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	2,968,054	21,900	667,915	(123,636)	176,891	2,375,294
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	4,945,000	33,203	111,145	15,047	187,874	5,069,979
SA Fixed Income Index Portfolio, Class 1	—	—	12,109,977	86,913	290,937	(15,160)	(98,582)	11,792,211
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,362,452	81,055	271,324	(14,857)	(76,648)	11,080,678
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	7,957,207	51,525	1,191,183	(193,861)	341,648	6,965,336
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,822,315	12,694	42,496	(4,812)	64,781	1,852,482
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	1,992,697	14,648	49,034	7,725	119,869	2,085,905
SA International Index Portfolio, Class 1	—	—	1,973,660	10,742	235,959	16,950	40,820	1,806,213
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,812,641	13,672	45,765	(43,605)	94,581	1,831,524
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	5,064,366	36,132	120,951	(8,053)	484,333	5,455,827
SA Janus Focused Growth Portfolio, Class 1	—	—	3,371,789	19,531	215,379	(59,087)	413,804	3,530,658
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,658,470	11,718	39,227	(8,990)	51,537	1,673,508
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	9,900,080	65,197	1,296,949	(19,111)	219,011	8,868,228
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	24,306,648	171,875	575,337	(75,697)	(72,477)	23,755,012
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,659,591	30,273	101,338	(15,359)	265,370	3,838,537
SA Large Cap Growth Index Portfolio, Class 1	—	—	7,351,032	54,688	183,062	41,492	713,242	7,977,392
SA Large Cap Index Portfolio, Class 1	—	—	9,269,433	65,990	226,291	72,066	720,745	9,901,943
SA Large Cap Value Index Portfolio, Class 1	—	—	5,546,773	2,755,153	187,204	31,711	491,421	8,637,854
SA MFS Blue Chip Growth, Class 1	—	—	7,219,250	49,805	166,717	(4,888)	948,698	8,046,148
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	3,370,074	24,414	81,724	(16,321)	272,131	3,568,574
SA Mid Cap Index Portfolio, Class 1	—	—	2,168,888	14,649	49,034	8,421	92,617	2,235,541
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	6,434,612	43,945	147,103	(19,116)	226,869	6,539,207
SA PIMCO RAE International Value Portfolio, Class 1	—	—	2,339,808	14,648	349,034	(15,331)	79,121	2,069,212
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,081,363	44,921	150,372	3,741	128,963	5,108,616
SA Putnam International Growth and Income Portfolio, Class 1	—	—	6,934,644	46,874	656,910	42,007	286,073	6,652,688
SA Small Cap Index Portfolio, Class 1	—	—	1,636,541	9,766	272,690	13,043	55,588	1,442,248
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	21,590,050	153,320	513,226	(85,212)	(124,780)	21,020,152
	$—	$—	$273,411,014	$7,453,115	$12,037,913	$(1,129,621)	$9,527,399	$277,223,994
† Includes reinvestment of distributions paid.
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$7,172,172	$456,760	$248,903	$(6,482)	$(109,305)	$7,264,242

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2023
SA Columbia Focused Value Portfolio, Class 1	$—	$—	$2,798,970	$44,483	$103,709	$(1,059)	$85,018	$2,823,703
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	39,968,940	594,297	1,385,558	(247,611)	(61,395)	38,868,673
SA Multi-Managed International Equity Portfolio, Class 1	—	—	5,735,548	85,407	199,122	(27,285)	206,997	5,801,545
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	4,499,733	56,939	532,748	(122,135)	618,139	4,519,928
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	4,624,242	71,173	165,935	27,733	173,651	4,730,864
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	803,220	14,235	33,187	(25,194)	74,350	833,424
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,585,581	21,352	249,781	(14,779)	78,010	1,420,383
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,602,148	21,352	499,781	(159,908)	177,096	1,140,907
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,226,794	27,629	316,623	(212,154)	488,091	2,213,737
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	5,273,914	74,828	528,877	32,593	446,096	5,298,554
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,229,343	17,794	91,484	16,772	32,526	1,204,951
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	2,832,982	42,704	99,561	1,500	25,475	2,803,100
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	571,847	8,897	20,742	(1,029)	5,461	564,434
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	5,754,941	2,101,422	236,458	(36,439)	(1,996)	7,581,470
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	2,171,555	29,108	574,873	(30,581)	66,686	1,661,895
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	3,035,501	42,705	299,561	(16,995)	131,228	2,892,878
SA Fixed Income Index Portfolio, Class 1	—	—	13,596,635	204,623	477,063	(23,812)	(101,649)	13,198,734
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,857,355	192,168	448,025	(23,563)	(77,833)	12,500,102
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	5,267,490	69,845	764,035	(65,707)	162,170	4,669,763
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,094,339	16,013	37,335	(4,714)	40,002	1,108,305
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	1,511,781	23,131	53,929	8,230	87,713	1,576,926
SA International Index Portfolio, Class 1	—	—	741,319	10,675	24,890	2,921	19,669	749,694
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,214,716	17,794	41,484	(40,229)	73,837	1,224,634
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	2,846,435	40,925	95,413	(16,793)	282,705	3,057,859
SA Janus Focused Growth Portfolio, Class 1	—	—	2,151,734	24,910	308,077	(54,938)	262,475	2,076,104
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	853,128	12,455	29,039	(62)	21,717	858,199
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	6,558,679	89,418	809,667	(36,821)	169,097	5,970,706
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	30,737,378	455,508	1,061,985	(137,379)	(45,368)	29,948,154
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,297,003	35,587	82,968	(21,925)	177,318	2,405,015
SA Large Cap Growth Index Portfolio, Class 1	—	—	4,215,156	1,073,599	160,544	25,576	499,750	5,653,537
SA Large Cap Index Portfolio, Class 1	—	—	5,411,262	88,329	198,920	25,678	433,568	5,759,917
SA Large Cap Value Index Portfolio, Class 1	—	—	3,653,592	2,032,725	190,478	31,509	318,644	5,845,992
SA MFS Blue Chip Growth, Class 1	—	—	4,703,036	64,153	503,987	(64,843)	628,949	4,827,308
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	2,864,453	44,484	103,709	(20,934)	237,149	3,021,443
SA Mid Cap Index Portfolio, Class 1	—	—	1,384,323	19,572	145,632	13,427	43,037	1,314,727
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,001,027	56,938	332,748	(43,670)	171,736	3,853,283
SA PIMCO RAE International Value Portfolio, Class 1	—	—	1,657,047	21,353	299,781	(13,189)	57,607	1,423,037
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	4,180,312	78,290	182,529	(15,305)	124,053	4,184,821
SA Putnam International Growth and Income Portfolio, Class 1	—	—	4,670,256	65,836	553,490	120,969	97,973	4,401,544
SA Small Cap Index Portfolio, Class 1	—	—	1,126,219	14,235	183,187	11,941	35,473	1,004,681
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	26,528,930	395,011	920,940	(136,369)	(116,669)	25,749,963
	$—	$—	$238,011,036	$8,858,662	$13,596,758	$(1,303,055)	$6,039,251	$238,009,136
† Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2023 — (unaudited) — (continued)

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.